UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main St, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main St, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

92.2%	Common Stock	225,238,550	295,252,435
1.0%	Foreign Common Stock	2,315,919	3,022,181
0.0%	Corporate Bond	135,641	82,730
5.9%	Other Investment Companies	18,908,228	18,912,118
0.8%	Short-Term Investment	2,699,554	2,699,554

99.9%	Total Investments	249,297,892	319,969,018
0.1%	Other Assets and Liabilities, Net		401,294

100.0%	Net Assets		320,370,312

	Number	Value
Security	of Shares	($)

Common Stock 92.2% of net assets

Automobiles & Components 0.5%
Winnebago Industries, Inc. *	114,761	1,709,939

Banks 7.5%
Bank of the Ozarks, Inc.	54,741	2,360,979
BankUnited *	7,700	215,600
Comerica, Inc.	32,300	1,233,860
East West Bancorp, Inc.	121,712	2,642,368
First Horizon National Corp. *	122,239	1,384,968
Fulton Financial Corp.	164,500	1,697,640
Glacier Bancorp, Inc.	257,739	3,636,697
IBERIABANK Corp.	29,740	1,686,853
KeyCorp	138,100	1,229,090
MB Financial, Inc.	31,300	615,358
Pinnacle Financial Partners, Inc. *	102,100	1,404,896
Synovus Financial Corp.	514,440	1,358,122
TCF Financial Corp.	80,700	1,205,658
Texas Capital Bancshares, Inc. *	23,400	570,726
UMB Financial Corp.	33,459	1,360,108
Umpqua Holdings Corp.	116,000	1,272,520

		23,875,443

Capital Goods 9.5%
Actuant Corp., Class A	31,700	879,041
Aerovironment, Inc. *	26,465	746,313
ArvinMeritor, Inc. *	24,300	531,198
BE Aerospace, Inc. *	19,800	766,062
Ceradyne, Inc. *	47,000	1,665,210
Chicago Bridge & Iron Co., N.V., NY Shares *	42,024	1,382,169
Colfax Corp. *	84,584	1,576,646
Dover Corp.	21,100	1,352,510
ESCO Technologies, Inc.	48,480	1,758,854
Franklin Electric Co., Inc.	46,409	1,906,482
Global Defense Technology & Systems, Inc. *	43,400	714,364
GrafTech International Ltd. *	27,200	571,200
HEICO Corp.	22,525	1,177,832
Hexcel Corp. *	76,300	1,451,226
Jacobs Engineering Group, Inc. *	22,407	1,151,048
Joy Global, Inc.	13,300	1,159,494
Kennametal, Inc.	33,400	1,356,040
MSC Industrial Direct Co., Inc., Class A	10,400	618,072
Polypore International, Inc. *	16,800	808,920
Rockwell Collins, Inc.	16,800	1,077,552
SPX Corp.	20,460	1,603,655
Terex Corp. *	70,430	2,284,045
WABCO Holdings, Inc. *	29,700	1,734,480
Wabtec Corp.	41,025	2,223,555

		30,495,968

Commercial & Professional Supplies 3.7%
Administaff, Inc.	41,700	1,180,944
Clean Harbors, Inc. *	22,400	2,016,896
EnergySolutions, Inc.	267,390	1,582,949
Team, Inc. *	25,900	662,004
The Advisory Board Co. *	60,661	3,000,293
The Corporate Executive Board Co.	89,165	3,464,952

		11,908,038

Consumer Durables & Apparel 2.9%
Deckers Outdoor Corp. *	7,100	521,069
Fortune Brands, Inc.	20,300	1,252,104
Harman International Industries, Inc. *	65,570	2,840,492
Jarden Corp.	49,000	1,661,100
Lennar Corp., Class A	47,700	923,472
Liz Claiborne, Inc. *	187,586	926,675
The Warnaco Group, Inc. *	8,800	449,504
Toll Brothers, Inc. *	39,200	793,408

		9,367,824

Consumer Services 4.2%
7 Days Group Holdings Ltd. ADR *	27,900	507,780
BJ’s Restaurants, Inc. *	76,472	2,701,756
Gaylord Entertainment Co. *	23,300	776,822
Grand Canyon Education, Inc. *	105,101	1,901,277
International Speedway Corp., Class A	53,312	1,542,316
Jack in the Box, Inc. *	26,600	583,604
Marriott International, Inc., Class A	20,943	827,039
Orient-Express Hotels Ltd., Class A *	45,400	552,064
Panera Bread Co., Class A *	5,200	496,912

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Steiner Leisure Ltd. *	20,200	895,264
Texas Roadhouse, Inc. *	158,924	2,641,317

		13,426,151

Diversified Financials 3.5%
GAMCO Investors, Inc., Class A	38,394	1,707,765
HFF, Inc., Class A *	46,800	590,148
Invesco Ltd.	41,405	1,024,360
KBW, Inc.	65,800	1,760,150
Knight Capital Group, Inc., Class A *	103,260	1,431,184
Portfolio Recovery Associates, Inc. *	8,100	584,334
Raymond James Financial, Inc.	66,898	2,423,045
Stifel Financial Corp. *	27,849	1,786,792

		11,307,778

Energy 8.4%
Atwood Oceanics, Inc. *	45,281	1,830,258
Bill Barrett Corp. *	98,967	4,055,668
Brigham Exploration Co. *	28,400	840,924
Cameron International Corp. *	26,300	1,401,790
Clayton Williams Energy, Inc. *	8,700	771,255
Comstock Resources, Inc. *	47,383	1,312,509
Concho Resources, Inc. *	6,400	616,000
CONSOL Energy, Inc.	19,000	944,300
Denbury Resources, Inc. *	77,000	1,566,950
Gastar Exploration Ltd. *	398,200	1,676,422
Murphy Oil Corp.	13,850	918,255
Oceaneering International, Inc. *	17,300	1,336,079
Petrohawk Energy Corp. *	59,800	1,198,990
Precision Drilling Corp. *	269,904	2,836,691
Rosetta Resources, Inc. *	20,300	810,985
Superior Energy Services, Inc. *	16,700	586,504
Unit Corp. *	35,300	1,807,360
VAALCO Energy, Inc. *	183,300	1,334,424
Weatherford International Ltd. *	46,700	1,107,724

		26,953,088

Food & Staples Retailing 1.3%
BJ’s Wholesale Club, Inc. *	25,200	1,107,288
PriceSmart, Inc.	12,300	448,827
The Fresh Market, Inc. *	20,900	768,493
United Natural Foods, Inc. *	49,576	1,834,312

		4,158,920

Food, Beverage & Tobacco 1.8%
Diamond Foods, Inc.	16,900	841,113
Molson Coors Brewing Co., Class B	22,800	1,068,636
The Hain Celestial Group, Inc. *	10,632	283,130
The JM Smucker Co.	17,700	1,100,232
TreeHouse Foods, Inc. *	52,524	2,513,274

		5,806,385

Health Care Equipment & Services 7.8%
Air Methods Corp. *	52,000	2,664,480
Allscripts Healthcare Solutions, Inc. *	81,400	1,718,354
Analogic Corp.	32,285	1,648,795
athenahealth, Inc. *	66,532	2,856,884
Cyberonics, Inc. *	22,600	740,150
Health Management Associates, Inc., Class A *	235,579	2,143,769
HMS Holdings Corp. *	12,400	797,816
IPC The Hospitalist Co. *	27,300	1,013,649
Neogen Corp. *	15,500	557,380
NuVasive, Inc. *	62,073	1,734,630
Quality Systems, Inc.	33,205	2,651,087
Sirona Dental Systems, Inc. *	23,600	1,033,916
SXC Health Solutions Corp. *	19,600	942,956
Teleflex, Inc.	37,836	2,168,760
Thoratec Corp. *	31,300	738,367
Volcano Corp. *	27,700	727,402
Zoll Medical Corp. *	22,600	934,510

		25,072,905

Insurance 0.7%
Arch Capital Group Ltd. *	13,354	1,178,491
Assurant, Inc.	4,010	157,312
PartnerRe Ltd.	11,700	957,996

		2,293,799

Materials 6.2%
Albemarle Corp.	16,100	904,176
Brush Engineered Materials, Inc. *	43,800	1,532,124
Calgon Carbon Corp. *	80,700	1,150,782
Celanese Corp., Series A	22,670	940,578
Commercial Metals Co.	81,200	1,357,664
Cytec Industries, Inc.	28,050	1,529,847
Ferro Corp. *	33,500	516,570
Globe Specialty Metals, Inc.	28,800	528,768
Horsehead Holding Corp. *	90,900	1,155,339
International Flavors & Fragrances, Inc.	27,800	1,585,990
Minerals Technologies, Inc.	30,700	1,934,714
Royal Gold, Inc.	47,394	2,199,082
Sensient Technologies Corp.	20,200	684,982
Solutia, Inc. *	31,500	737,730
Texas Industries, Inc.	56,860	2,259,048
Worthington Industries, Inc.	38,200	725,800

		19,743,194

Media 1.6%
DreamWorks Animation SKG, Inc., Class A *	28,200	791,574
Morningstar, Inc.	44,460	2,375,053
The E.W. Scripps Co., Class A *	224,324	2,036,862

		5,203,489

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Agilent Technologies, Inc. *	25,800	1,079,214
Alexion Pharmaceuticals, Inc. *	7,400	620,268
Alkermes, Inc. *	136,300	1,759,633
Covance, Inc. *	29,500	1,663,210
eResearch Technology, Inc. *	263,250	1,692,697
Inspire Pharmaceuticals, Inc. *	159,000	628,050
Isis Pharmaceuticals, Inc. *	90,900	827,190
Myriad Genetics, Inc. *	59,500	1,187,620

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pharmaceutical Product Development, Inc.	41,500	1,209,310
Salix Pharmaceuticals Ltd. *	12,000	491,640
Thermo Fisher Scientific, Inc. *	14,500	830,415
United Therapeutics Corp. *	16,348	1,111,337

		13,100,584

Real Estate 4.4%
Colonial Properties Trust	128,796	2,471,595
Digital Realty Trust, Inc.	22,560	1,227,264
Federal Realty Investment Trust	12,600	1,013,418
Health Care REIT, Inc.	19,000	932,520
Home Properties, Inc.	29,400	1,636,992
Kilroy Realty Corp.	39,160	1,493,562
LaSalle Hotel Properties	57,275	1,590,527
Liberty Property Trust	39,305	1,366,635
Regency Centers Corp.	30,960	1,334,686
Washington Real Estate Investment Trust	29,249	897,359

		13,964,558

Retailing 3.0%
Aaron’s, Inc.	83,905	1,610,137
American Eagle Outfitters, Inc.	84,565	1,222,810
DSW, Inc., Class A *	10,278	342,154
Foot Locker, Inc.	52,900	944,794
Hibbett Sports, Inc. *	25,100	803,702
Lumber Liquidators Holdings, Inc. *	80,199	2,240,760
The Pep Boys - Manny, Moe & Jack	64,400	897,736
Tractor Supply Co.	16,800	862,008
Vitamin Shoppe, Inc. *	23,200	736,136

		9,660,237

Semiconductors & Semiconductor Equipment 2.4%
Avago Technologies Ltd.	50,300	1,444,113
Broadcom Corp., Class A	8,700	392,283
Cavium Networks, Inc. *	13,800	545,652
Hittite Microwave Corp. *	10,900	651,602
IXYS Corp. *	55,600	629,948
Maxim Integrated Products, Inc.	44,875	1,158,672
Ultratech, Inc. *	118,600	2,672,651

		7,494,921

Software & Services 8.6%
Blackboard, Inc. *	43,559	1,692,703
Camelot Information Systems, Inc. ADS *	26,900	602,560
DemandTec, Inc. *	120,956	1,457,520
Fair Isaac Corp.	38,200	969,516
Fortinet, Inc. *	17,300	665,185
IAC/InterActiveCorp *	22,300	630,867
Lionbridge Technologies, Inc. *	307,800	1,181,952
LivePerson, Inc. *	62,700	687,819
LogMeIn, Inc. *	17,600	678,128
OpenTable, Inc. *	8,100	636,822
Openwave Systems, Inc. *	454,300	922,229
Parametric Technology Corp. *	65,800	1,462,734
Rackspace Hosting, Inc. *	22,000	737,220
RightNow Technologies, Inc. *	114,549	2,970,255
Rosetta Stone, Inc. *	48,644	914,994
SS&C Technologies Holdings, Inc. *	45,000	813,150
TeleCommunication Systems, Inc., Class A *	192,700	788,143
TeleTech Holdings, Inc. *	27,900	597,339
Terremark Worldwide, Inc. *	126,522	2,396,327
The Ultimate Software Group, Inc. *	28,300	1,375,380
TIBCO Software, Inc. *	54,200	1,191,316
VanceInfo Technologies, Inc. ADR *	12,800	446,720
VASCO Data Security International, Inc. *	179,711	1,360,412
VeriFone Systems, Inc. *	13,700	547,178
Websense, Inc. *	93,013	1,782,129

		27,508,598

Technology Hardware & Equipment 6.4%
Acme Packet, Inc. *	44,264	2,380,518
Aruba Networks, Inc. *	26,700	575,385
Avnet, Inc. *	30,600	1,089,972
Blue Coat Systems, Inc. *	71,387	2,056,659
Ciena Corp. *	74,300	1,636,829
DTS, Inc. *	13,800	618,516
Electro Scientific Industries, Inc. *	38,100	635,127
Ixia *	152,724	2,402,348
NETGEAR, Inc. *	97,633	3,383,472
Newport Corp. *	49,100	861,705
QLogic Corp. *	73,200	1,303,692
RADWARE Ltd. *	14,100	526,353
Riverbed Technology, Inc. *	16,000	573,920
SeaChange International, Inc. *	171,799	1,422,496
Seagate Technology *	66,000	924,000

		20,390,992

Telecommunication Services 0.8%
Cbeyond, Inc. *	131,067	1,920,132
Cogent Communications Group, Inc. *	51,700	705,188

		2,625,320

Transportation 1.5%
Arkansas Best Corp.	52,500	1,341,375
Forward Air Corp.	74,498	2,079,239
Hub Group, Inc., Class A *	21,500	747,770
Old Dominion Freight Line, Inc. *	15,300	492,201

		4,660,585

Utilities 1.4%
Hawaiian Electric Industries, Inc.	63,935	1,591,981
Portland General Electric Co.	72,400	1,617,416
Wisconsin Energy Corp.	21,800	1,314,322

		4,523,719

Total Common Stock
(Cost $225,238,550)		295,252,435

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Foreign Common Stock 1.0% of net assets

Singapore 0.5%

Semiconductors & Semiconductor Equipment 0.5%
Verigy Ltd. *	116,957	1,560,206

United Kingdom 0.5%

Insurance 0.5%
Willis Group Holdings plc	38,903	1,461,975

Total Foreign Common Stock
(Cost $2,315,919)		3,022,181

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Corporate Bond 0.0% of net assets

Finance 0.0%

Finance Company 0.0%
GAMCO Investors, Inc.
0.00%, 12/31/15 (b)	135,600	82,730

Total Corporate Bond
(Cost $135,641)		82,730

	Number	Value
Security	of Shares	($)

Other Investment Companies 5.9% of net assets

Equity Funds 0.4%
iShares Russell 2000 Index Fund	14,900	1,161,455

Money Fund 5.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	17,750,663	17,750,663

Total Other Investment Companies
(Cost $18,908,228)		18,912,118

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.8% of net assets

U.S. Treasury Obligation 0.8%
U.S. Treasury Bill
0.14%, 03/17/11 (a)	2,700,000	2,699,554

Total Short-Term Investment
(Cost $2,699,554)		2,699,554

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $256,775,783, and the unrealized appreciation and depreciation were $66,897,629 and ($3,704,394), respectively, with a net appreciation of $63,193,235.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Zero Coupon Bond.

ADR —	American Depositary Receipt
ADS —	American Depositary Shares
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 03/18/11	200	15,604,000	333,550

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$295,252,435	$—	$—	$295,252,435
Foreign Common Stock(a)	3,022,181	—	—	3,022,181
Corporate Bond(a)	—	82,730	—	82,730
Other Investment Companies(a)	18,912,118	—	—	18,912,118
Short-Term Investment(a)	—	2,699,554	—	2,699,554

Total	$317,186,734	$2,782,284	$—	$319,969,018

Other Financial Instruments
Futures Contract*	$333,550	$—	$—	$333,550

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46829JAN11

 5

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.3%	Common Stock	1,432,568,360	1,819,206,511
0.2%	Preferred Stock	4,898,052	4,878,288
4.1%	Other Investment Company	77,616,487	77,616,487
0.0%	Corporate Bond	117,743	138,949
0.0%	Rights	167,580	203,692
0.2%	Short-Term Investment	3,399,439	3,399,439

99.8%	Total Investments	1,518,767,661	1,905,443,366
0.2%	Other Assets and Liabilities, Net		3,184,248

100.0%	Net Assets		1,908,627,614

	Number	Value
Security	of Shares	($)

Common Stock 95.3% of net assets

Australia 4.4%

Capital Goods 0.1%
Boart Longyear Group	192,600	837,433

Commercial & Professional Supplies 1.2%
Brambles Ltd.	1,035,400	7,430,586
Campbell Brothers Ltd.	161,898	6,345,872
Transfield Services Ltd.	3,038,414	9,470,600

		23,247,058

Consumer Services 0.2%
Flight Centre Ltd.	144,917	3,396,888

Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	403,000	2,272,958

Materials 1.9%
Amcor Ltd.	657,500	4,517,933
Atlas Iron Ltd. *	1,316,544	4,213,269
BHP Billiton Ltd. ADR	204,700	18,224,441
Iluka Resources Ltd. *	625,481	5,315,892
Incitec Pivot Ltd.	312,400	1,345,308
PanAust Ltd. *	3,728,918	3,032,292

		36,649,135

Real Estate 0.6%
Commonwealth Property Office Fund	14,080,716	12,222,973

Retailing 0.3%
David Jones Ltd.	1,358,723	6,424,667

		85,051,112

Austria 0.1%

Capital Goods 0.1%
Andritz AG	13,900	1,185,463

Belgium 0.4%

Capital Goods 0.1%
Bekaert N.V.	17,100	1,711,467

Food & Staples Retailing 0.1%
Colruyt S.A.	39,695	2,029,345

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	41,484	2,288,968

Materials 0.1%
Umicore	35,100	1,798,742

		7,828,522

Bermuda 0.3%

Food, Beverage & Tobacco 0.1%
Bunge Ltd.	37,350	2,542,415

Insurance 0.2%
PartnerRe Ltd.	32,875	2,691,805

		5,234,220

Brazil 2.0%

Capital Goods 0.3%
Iochpe-Maxion S.A.	42,500	512,463
Mills Estruturas e Servicos de Engenharia S.A.	465,785	5,837,157

		6,349,620

Consumer Durables & Apparel 0.1%
Cia. Hering	46,100	707,976
PDG Realty S.A. Empreendimentos e Participacoes	261,400	1,445,819

		2,153,795

Diversified Financials 0.0%
CETIP SA - Balcao Organizado de Ativos e Derivativos	44,700	592,085

Energy 0.1%
OGX Petroleo e Gas Participacoes S.A. *	248,600	2,566,607

Food & Staples Retailing 0.0%
Drogasil S.A.	45,300	326,105

Food, Beverage & Tobacco 0.0%
SLC Agricola S.A.	32,100	381,091

Health Care Equipment & Services 0.1%
Diagnosticos da America S.A.	69,000	838,207

 1

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OdontoPrev S.A.	76,400	1,031,225

		1,869,432

Household & Personal Products 0.1%
Natura Cosmeticos S.A.	100,700	2,579,495

Insurance 0.0%
Sul America S.A.	5,200	57,429

Materials 0.8%
Vale S.A. ADR	412,475	14,366,504

Real Estate 0.1%
BR Malls Participacoes S.A.	94,800	864,429
BR Properties S.A.	96,509	970,909

		1,835,338

Retailing 0.1%
Lojas Renner S.A.	38,200	1,109,139

Software & Services 0.1%
Totvs S.A.	9,200	894,088

Transportation 0.2%
Companhia de Concessoes Rodoviarias	40,800	1,126,623
Localiza Rent a Car S.A.	118,600	1,782,255

		2,908,878

		37,989,606

Canada 7.3%

Banks 0.1%
Canadian Western Bank	33,928	1,004,270
Home Capital Group, Inc.	7,863	429,919

		1,434,189

Capital Goods 0.0%
Finning International, Inc.	28,650	833,735

Consumer Durables & Apparel 0.1%
Gildan Activewear, Inc. *	41,300	1,213,820

Consumer Services 0.1%
Tim Hortons, Inc.	35,893	1,468,912

Energy 2.0%
Bankers Petroleum Ltd. *	50,000	416,438
Canadian Natural Resources Ltd.	139,950	6,230,574
Legacy Oil + Gas, Inc. *	300,589	4,637,839
Pacific Rubiales Energy Corp.	122,096	4,213,949
Pason Systems, Inc.	595,500	8,504,169
PetroBakken Energy Ltd., Class A	76,248	1,632,553
Petrominerales Ltd.	21,007	819,008
Suncor Energy, Inc.	218,525	9,070,973
Trican Well Service Ltd.	147,556	3,233,014

		38,758,517

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	37,117	1,549,399

Health Care Equipment & Services 0.1%
SXC Health Solutions Corp. *	37,786	1,818,830

Insurance 0.1%
Manulife Financial Corp.	63,200	1,102,208

Materials 2.6%
Agrium, Inc.	16,100	1,423,079
Consolidated Thompson Iron Mines Ltd. *	268,082	4,610,148
Continental Gold Ltd. *	246,500	2,065,347
Detour Gold Corp. *	87,111	2,273,141
Eastern Platinum Ltd. *	1,013,945	1,620,125
First Quantum Minerals Ltd.	10,500	1,214,785
Major Drilling Group International, Inc.	147,361	6,214,665
Potash Corp. of Saskatchewan, Inc.	126,100	22,418,058
Quadra FNX Mining Ltd. *	207,750	2,800,844
SEMAFO, Inc. *	171,352	1,745,434
Silver Wheaton Corp. *	20,800	641,646
Ventana Gold Corp. *	138,707	1,738,426
Western Coal Corp. *	110,510	1,379,513

		50,145,211

Media 0.2%
Thomson Reuters Corp.	98,100	3,918,710

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc.	13,100	478,543

Real Estate 0.7%
Brookfield Asset Management, Inc., Class A	193,656	6,318,995
Morguard Real Estate Investment Trust	223,790	3,274,104
Northern Property Real Estate Investment Trust	160,700	4,507,977

		14,101,076

Transportation 1.2%
Canadian National Railway Co.	185,200	12,572,115
Canadian Pacific Railway Ltd.	140,150	9,408,270

		21,980,385

		138,803,535

Cayman Islands 0.1%

Food, Beverage & Tobacco 0.1%
Shenguan Holdings Group Ltd.	1,348,000	1,813,257

Chile 0.2%

Banks 0.1%
Banco Santander Chile ADR	21,967	1,864,559

Transportation 0.1%
Lan Airlines S.A.	49,016	1,377,561

		3,242,120

China 2.8%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	620,000	1,102,141
Great Wall Motor Co., Ltd., Class H	595,000	943,745
Minth Group Ltd.	220,000	333,720

		2,379,606

2

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.3%
Industrial & Commercial Bank of China Ltd., Class H	7,795,000	5,833,866

Capital Goods 0.5%
China Liansu Group Holdings Ltd. *	1,968,000	1,894,506
Dongfang Electric Co., Ltd., Class H	250,600	1,065,714
EVA Precision Industrial Holdings Ltd.	2,112,000	1,823,931
Haitian International Holdings Ltd.	358,000	400,257
International Mining Machinery Holdings Ltd. *	2,828,000	2,191,127
Lonking Holdings Ltd.	1,338,000	783,307
Shanghai Electric Group Co., Ltd., Class H	1,850,000	1,116,987
Zhuzhou CSR Times Electric Co., Ltd., Class H	90,000	347,637

		9,623,466

Commercial & Professional Supplies 0.1%
51job, Inc. *	58,017	3,133,498

Consumer Durables & Apparel 0.1%
Haier Electronics Group Co., Ltd. *	2,985,000	3,144,689

Consumer Services 0.1%
Ajisen China Holdings Ltd.	1,005,000	1,539,887

Energy 0.1%
China Shenhua Energy Co., Ltd., Class H	673,500	2,756,307

Materials 0.7%
AMVIG Holdings Ltd.	6,818,000	5,095,990
China National Building Material Co., Ltd., Class H	232,000	582,599
Mongolian Mining Corp. *	579,100	776,922
West China Cement Ltd. *	2,640,000	939,247
Winsway Coking Coal Holdings Ltd. *	969,000	550,579
Xingda International Holdings Ltd.	5,701,000	5,630,282

		13,575,619

Media 0.1%
Focus Media Holding Ltd. ADR *	38,900	968,999

Real Estate 0.1%
China Overseas Land & Investment Ltd.	610,000	1,158,446

Semiconductors & Semiconductor Equipment 0.3%
Spreadtrum Communications, Inc. *	244,566	5,258,169

Software & Services 0.2%
Kingdee International Software Group Co., Ltd.	5,038,000	3,329,738

Technology Hardware & Equipment 0.1%
AAC Acoustic Technologies Holdings, Inc.	290,000	786,160
Hollysys Automation Technologies Ltd. *	21,461	344,449

		1,130,609

		53,832,899

Cyprus 0.1%

Energy 0.1%
Songa Offshore SE *	326,122	1,796,009

Denmark 0.8%

Capital Goods 0.1%
FLSmidth & Co. A/S	14,411	1,238,319

Consumer Durables & Apparel 0.1%
Pandora A/S *	21,626	1,380,299

Food, Beverage & Tobacco 0.0%
Danisco A/S	7,442	904,476

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	26,162	3,803,860

Materials 0.3%
Christian Hansen Holding A/S	203,657	4,341,643
Novozymes A/S, Class B	6,236	864,235

		5,205,878

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	22,700	2,555,788

Software & Services 0.0%
SimCorp A/S	3,218	490,576

		15,579,196

Egypt 0.1%

Banks 0.1%
Commercial International Bank Egypt S.A.E. (b)	129,005	803,652

Diversified Financials 0.0%
Egyptian Financial Group-Hermes Holding S.A.E. (b)	80,311	362,239

		1,165,891

Finland 0.7%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	62,491	2,252,383

Capital Goods 0.6%
Kone Oyj, Class B	56,333	3,069,859
Metso Corp. Oyj	31,700	1,692,744
Outotec Oyj	103,442	5,803,122

		10,565,725

		12,818,108

France 6.8%

Automobiles & Components 0.0%
Faurecia *	24,300	842,919

Banks 0.9%
BNP Paribas	240,234	17,930,715

 3

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 1.6%
Mersen S.A. (c)	144,460	7,622,119
Nexans S.A.	126,406	10,140,727
Safran S.A.	69,700	2,518,220
Schneider Electric S.A.	25,583	3,983,109
Vallourec S.A.	46,070	5,006,937
Vinci S.A.	22,425	1,294,763

		30,565,875

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	5,900	427,773
Edenred *	21,200	506,939

		934,712

Consumer Durables & Apparel 0.1%
SEB S.A.	14,126	1,402,166

Consumer Services 0.2%
Sodexo	45,200	3,107,912

Diversified Financials 0.1%
Financiere Marc de Lacharriere S.A. (c)	37,632	1,635,021

Energy 0.1%
Technip S.A.	22,700	2,205,293

Food, Beverage & Tobacco 0.4%
DANONE S.A.	105,800	6,360,756
DANONE S.A. ADR	74,400	894,288

		7,255,044

Health Care Equipment & Services 0.1%
Essilor International S.A.	32,233	2,155,018

Household & Personal Products 0.3%
L’Oreal S.A.	42,847	4,970,323

Insurance 0.3%
AXA S.A.	133,453	2,824,368
Euler Hermes S.A. *	32,831	3,020,582

		5,844,950

Materials 0.2%
Air Liquide S.A.	31,537	3,934,353

Media 1.1%
Ipsos	131,689	6,385,204
Publicis Groupe	113,800	5,854,107
Societe Television Francaise 1	479,900	9,309,321

		21,548,632

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A. (c)	78,450	3,052,588

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	57,800	699,119

Software & Services 0.1%
Alten	58,235	2,026,142

Technology Hardware & Equipment 0.7%
Ingenico S.A.	50,102	1,859,481
Neopost S.A.	136,784	12,374,130

		14,233,611

Utilities 0.3%
EDF Energies Nouvelles S.A.	37,020	1,600,459
Rubis	27,815	3,231,335

		4,831,794

		129,176,187

Germany 6.6%

Automobiles & Components 0.6%
Daimler AG - Reg’d *	72,226	5,283,355
ElringKlinger AG	201,015	6,439,722

		11,723,077

Capital Goods 1.6%
Bilfinger Berger SE	111,789	9,890,626
Brenntag AG *	6,137	581,619
Gildemeister AG	149,359	3,203,285
Kloeckner & Co., SE *	93,826	3,003,871
MTU Aero Engines Holding AG	91,249	6,435,436
Pfeiffer Vacuum Technology AG	23,838	2,756,297
Rational AG	19,610	4,008,561

		29,879,695

Commercial & Professional Supplies 0.1%
Bertrandt AG	33,234	2,398,108

Consumer Durables & Apparel 0.1%
Adidas AG	15,400	958,378

Food, Beverage & Tobacco 0.1%
Asian Bamboo AG	37,486	2,001,399

Insurance 0.6%
Allianz SE - Reg’d	83,200	11,565,403

Materials 1.3%
BASF SE	60,876	4,686,479
BASF SE ADR	92,150	7,123,195
Lanxess AG	49,108	3,570,814
Symrise AG	368,622	10,444,803

		25,825,291

Media 0.3%
GfK SE (c)	101,386	5,254,058

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
QIAGEN N.V. *	271,115	4,995,759

Retailing 0.3%
Fielmann AG	53,736	4,875,660

Semiconductors & Semiconductor Equipment 0.3%
Aixtron AG	27,672	1,142,604
Dialog Semiconductor plc *	177,453	4,007,117
Infineon Technologies AG *	154,452	1,636,147

		6,785,868

Software & Services 0.7%
SAP AG	240,965	13,940,447

Technology Hardware & Equipment 0.3%
Wincor Nixdorf AG	69,943	5,331,530

		125,534,673

Greece 0.1%

Banks 0.1%
National Bank of Greece S.A. *	135,850	1,319,535

Hong Kong 1.5%

Automobiles & Components 0.0%
Brilliance China Automotive Holdings Ltd. *	70,000	52,899

4

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.0%
Wing Hang Bank Ltd.	29,500	398,121

Capital Goods 0.1%
Fong’s Industries Co., Ltd.	1,038,000	701,368
Noble Group Ltd.	1,190,000	2,045,620

		2,746,988

Consumer Durables & Apparel 0.2%
Arts Optical International Holdings Ltd. (c)	4,324,000	1,985,458
Techtronic Industries Co., Ltd.	1,327,500	1,656,843

		3,642,301

Consumer Services 0.3%
Galaxy Entertainment Group Ltd. *	3,925,000	6,069,302

Energy 0.2%
CNOOC Ltd.	1,652,000	3,677,266

Food, Beverage & Tobacco 0.0%
China Yurun Food Group Ltd.	109,000	355,787

Retailing 0.1%
Li & Fung Ltd.	328,000	2,136,369
Oriental Watch Holdings	548,000	281,857

		2,418,226

Semiconductors & Semiconductor Equipment 0.3%
ASM Pacific Technology Ltd.	416,900	5,001,134

Transportation 0.3%
Pacific Basin Shipping Ltd.	7,859,000	5,119,235

		29,481,259

India 0.5%

Banks 0.1%
Axis Bank Ltd.	67,815	1,840,076
Yes Bank Ltd.	73,080	421,877

		2,261,953

Capital Goods 0.1%
Cummins India Ltd.	15,300	244,851
Tata Motors Ltd.	68,295	1,718,630

		1,963,481

Diversified Financials 0.0%
Shriram Transport Finance Co., Ltd.	37,277	562,967

Materials 0.1%
Asian Paints Ltd.	19,237	1,087,112

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Lupin Ltd.	102,475	944,286
Strides Arcolab Ltd.	100,180	913,877

		1,858,163

Software & Services 0.1%
Infosys Technologies Ltd.	33,315	2,260,927

		9,994,603

Indonesia 0.8%

Automobiles & Components 0.2%
PT Astra International Tbk	558,000	3,038,283

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	5,097,000	2,749,841

Capital Goods 0.1%
PT United Tractors Tbk	881,500	2,095,654

Energy 0.1%
Indo Tambangraya Megah PT	231,000	1,189,326

Food, Beverage & Tobacco 0.3%
PT Indofood Sukses Makmur Tbk	2,703,000	1,410,652
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	3,021,000	3,972,925

		5,383,577

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
PT Kalbe Farma Tbk	2,373,000	746,452

		15,203,133

Ireland 1.3%

Banks 0.2%
The Governor & Company of the Bank of Ireland *	7,854,800	3,290,159

Capital Goods 0.5%
Cooper Industries plc	117,800	7,216,428
Ingersoll-Rand plc	52,725	2,488,620

		9,705,048

Commercial & Professional Supplies 0.3%
Experian plc	373,600	4,637,047

Consumer Services 0.0%
Paddy Power plc	19,786	780,192

Food, Beverage & Tobacco 0.2%
Glanbia plc	673,843	3,644,240

Materials 0.1%
Kenmare Resources plc *	2,763,909	1,565,615

Media 0.0%
WPP plc	61,667	762,628

		24,384,929

Israel 0.7%

Materials 0.1%
Israel Chemicals Ltd.	150,664	2,371,803

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd. ADR	55,608	3,038,977

Semiconductors & Semiconductor Equipment 0.4%
Mellanox Technologies Ltd. *	263,128	7,196,551

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	355,250

		12,962,581

Italy 1.6%

Automobiles & Components 0.3%
Pirelli & C. S.p.A.	710,349	5,428,149

 5

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.5%
Intesa Sanpaolo	2,882,500	9,599,461

Capital Goods 0.1%
Interpump Group S.p.A. *	305,859	2,403,104

Consumer Durables & Apparel 0.3%
Safilo Group S.p.A. *	366,748	6,230,305

Diversified Financials 0.1%
EXOR S.p.A.	39,900	1,230,816

Energy 0.2%
Saipem S.p.A.	59,655	2,980,666

Health Care Equipment & Services 0.1%
DiaSorin S.p.A.	20,330	973,036

Transportation 0.0%
Ansaldo STS S.p.A.	60,747	920,745

		29,766,282

Japan 12.9%

Automobiles & Components 2.5%
EXEDY Corp.	24,600	827,041
F.C.C. Co., Ltd.	586,011	13,306,384
Fuji Heavy Industries Ltd.	256,000	2,192,147
Honda Motor Co., Ltd.	145,200	6,258,438
NGK Spark Plug Co., Ltd.	60,000	931,929
Nifco, Inc.	470,500	12,590,560
Toyota Motor Corp.	258,000	10,621,740

		46,728,239

Banks 0.7%
Sumitomo Mitsui Financial Group, Inc.	415,600	14,130,392

Capital Goods 1.9%
Fanuc Ltd.	35,100	5,554,536
JGC Corp.	29,000	709,283
Makino Milling Machine Co., Ltd. *	570,000	4,821,611
Makita Corp.	24,100	1,043,419
Minebea Co., Ltd.	724,000	4,299,860
Misumi Group, Inc.	41,500	1,066,643
Miura Co., Ltd.	110,000	3,051,843
Nabtesco Corp.	401,000	9,472,422
Sumitomo Heavy Industries Ltd.	108,000	689,211
The Japan Steel Works Ltd.	65,000	681,776
Ushio, Inc.	222,200	4,502,878

		35,893,482

Commercial & Professional Supplies 0.2%
Meitec Corp. *	120,000	2,395,889
Secom Co., Ltd.	28,800	1,360,054

		3,755,943

Consumer Durables & Apparel 0.2%
Shimano, Inc.	41,100	2,052,705
Tamron Co., Ltd.	124,700	2,542,643

		4,595,348

Diversified Financials 0.7%
Daiwa Securities Group, Inc.	2,566,000	12,696,053
Osaka Securities Exchange Co., Ltd.	137	698,947
SBI Holdings, Inc.	4,900	653,451

		14,048,451

Food, Beverage & Tobacco 0.6%
Ariake Japan Co., Ltd.	253,700	4,264,831
Japan Tobacco, Inc.	1,935	7,279,139

		11,543,970

Health Care Equipment & Services 1.1%
Hogy Medical Co., Ltd.	156,500	7,150,437
Miraca Holdings, Inc.	176,000	6,729,260
Olympus Corp.	245,300	6,891,759

		20,771,456

Household & Personal Products 0.1%
Dr. Ci:Labo Co., Ltd.	477	1,782,861

Insurance 0.2%
Sony Financial Holdings, Inc.	735	2,722,145

Materials 0.5%
Nippon Shokubai Co., Ltd.	72,000	797,782
Nitto Denko Corp.	52,200	2,606,340
Osaka Titanium technologies Co., Ltd.	11,000	639,875
Taiyo Holdings Co., Ltd.	108,300	3,611,475
Teijin Ltd.	340,000	1,639,350

		9,294,822

Media 0.0%
CyberAgent, Inc.	235	665,273

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Sawai Pharmaceutical Co., Ltd.	8,100	708,435

Real Estate 0.2%
Kenedix, Inc. *	10,838	2,750,970
Tokyo Tatemono Co., Ltd.	39,000	179,527

		2,930,497

Retailing 0.7%
DeNA Co., Ltd.	57,300	2,075,542
K’s Holdings Corp.	33,800	942,149
Nitori Co., Ltd.	20,360	1,704,540
Point, Inc.	10,080	460,674
Start Today Co., Ltd.	279,900	4,313,152
USS Co., Ltd.	11,890	954,142
Yamada Denki Co., Ltd.	28,790	1,953,498

		12,403,697

Semiconductors & Semiconductor Equipment 0.5%
Rohm Co., Ltd.	148,900	9,656,732

Software & Services 0.6%
Digital Garage, Inc. *	609	1,854,088
Gree, Inc.	107,100	1,719,506
Kakaku.com, Inc.	640	3,615,390
Yahoo Japan Corp.	13,255	4,992,221

		12,181,205

Technology Hardware & Equipment 1.9%
Canon, Inc.	286,500	14,102,596
Hitachi Kokusai Electric, Inc.	163,000	1,429,189
Horiba Ltd.	371,600	10,255,827
Keyence Corp.	10,300	2,740,206
Murata Manufacturing Co., Ltd.	35,500	2,695,676
OMRON Corp.	221,500	5,707,136

		36,930,630

6

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.3%
SOFTBANK Corp.	177,100	6,087,352

		246,830,930

Luxembourg 1.1%

Energy 0.6%
Subsea 7 S.A.	84,300	2,058,851
Tenaris S.A. ADR	212,425	10,020,087

		12,078,938

Materials 0.3%
APERAM *	7,940	325,588
ArcelorMittal	152,500	5,562,919

		5,888,507

Retailing 0.2%
L’Occitane International S.A. *	1,344,800	3,601,246

		21,568,691

Malaysia 0.2%

Consumer Services 0.1%
Genting Berhad	571,800	1,997,583

Food, Beverage & Tobacco 0.1%
Kuala Lumpur Kepong Berhad	200,500	1,402,161

Health Care Equipment & Services 0.0%
Top Glove Corp. Bhd	242,400	395,934

		3,795,678

Mexico 1.1%

Banks 0.2%
Compartamos SAB de CV *	1,886,764	3,810,545

Food, Beverage & Tobacco 0.1%
Fomento Economico Mexicano S.A.B. de C.V. ADR	40,000	2,122,800

Materials 0.1%
Grupo Mexico S.A.B. de C.V., Series B	499,700	1,961,974

Media 0.2%
Grupo Televisa S.A. ADR *	170,300	4,097,418

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Genomma Lab Internacional S.A., Class B *	1,861,438	4,718,425

Telecommunication Services 0.2%
America Movil SAB de C.V., Series L ADR	63,357	3,610,716

		20,321,878

Netherlands 3.3%

Capital Goods 0.9%
Aalberts Industries N.V.	177,424	3,504,028
Koninklijke Boskalis Westminster N.V.	283,847	13,632,354

		17,136,382

Energy 1.6%
Core Laboratories N.V.	55,350	5,051,241
Fugro N.V., CVA	93,700	7,544,128
SBM Offshore N.V.	170,472	4,060,778
Schlumberger Ltd.	166,100	14,781,239

		31,437,386

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	273,800	3,708,591

Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	119,500	5,299,803
Unilever N.V., NY Shares	52,650	1,560,019

		6,859,822

Materials 0.2%
Akzo Nobel N.V.	54,400	3,397,981

Software & Services 0.0%
Interxion Holding N.V. *	23,061	325,160

Transportation 0.0%
Koninklijke Vopak N.V.	17,600	850,563

		63,715,885

New Zealand 0.8%

Consumer Services 0.2%
Sky City Entertainment Group Ltd.	1,953,337	4,954,742

Health Care Equipment & Services 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	2,898,855	7,122,346

Transportation 0.2%
Auckland International Airport Ltd.	2,088,250	3,617,347

		15,694,435

Norway 0.9%

Energy 0.6%
Farstad Shipping A.S.A.	107,898	3,232,045
Petroleum Geo-Services A.S.A. *	354,856	5,265,011
Seawell Ltd. *	386,659	2,613,497

		11,110,553

Materials 0.1%
Yara International A.S.A. ADR	17,050	960,767

Media 0.2%
Schibsted A.S.A.	157,865	4,738,282

Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	32,900	709,491

		17,519,093

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	19,584	2,041,828

Philippines 0.1%

Transportation 0.1%
International Container Terminal Services, Inc.	1,754,500	1,688,250

 7

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Republic of Korea 1.6%

Automobiles & Components 0.5%
Dongyang Mechatronics Corp.	153,240	1,818,762
Halla Climate Control Corp.	22,519	356,715
Hankook Tire Co., Ltd.	33,450	827,707
Hyundai Mobis	5,667	1,309,826
Hyundai Motor Co.	14,127	2,262,101
Mando Corp.	26,630	3,458,896

		10,034,007

Capital Goods 0.0%
Daelim Industrial Co., Ltd.	7,300	812,909

Food, Beverage & Tobacco 0.1%
ORION Corp.	4,699	1,757,691

Materials 0.1%
Hyundai Steel Co.	14,000	1,742,702

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc. *	42,000	1,349,163

Semiconductors & Semiconductor Equipment 0.7%
Duksan Hi-Metal Co., Ltd. *	97,404	1,883,129
Samsung Electronics Co., Ltd.	12,747	11,191,685

		13,074,814

Software & Services 0.0%
NCsoft Corp.	2,500	431,006

Technology Hardware & Equipment 0.1%
CrucialTec Co., Ltd. *	52,438	2,258,044

		31,460,336

Russia 0.0%

Software & Services 0.0%
Mail.ru Group Ltd. *	4,323	153,899

Singapore 3.1%

Capital Goods 0.1%
Keppel Corp., Ltd.	179,000	1,646,079

Food & Staples Retailing 0.1%
Olam International Ltd.	642,000	1,535,670

Materials 0.0%
Midas Holdings Ltd.	529,000	379,958

Real Estate 1.2%
Ascendas Real Estate Investment Trust	3,829,000	6,287,761
Capitaland Ltd.	760,000	2,149,420
CapitaMall Trust	7,115,200	10,621,615
CapitaMalls Asia Ltd.	1,449,000	2,129,259
Global Logistic Properties Ltd. *	1,137,000	1,848,636

		23,036,691

Telecommunication Services 0.4%
StarHub Ltd.	3,432,000	6,866,334

Transportation 1.0%
SATS Ltd.	3,579,000	7,803,764
SIA Engineering Co., Ltd.	2,761,000	9,102,262
SMRT Corp., Ltd.	1,885,553	3,013,437

		19,919,463

Utilities 0.3%
Hyflux Ltd.	3,642,000	6,375,453

		59,759,648

South Africa 0.4%

Capital Goods 0.0%
Wilson Bayly Holmes-Ovcon Ltd.	41,734	710,892

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	66,929	830,745

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Adcock Ingram Holdings Ltd.	61,594	483,773
Aspen Pharmacare Holdings Ltd. *	94,578	1,121,094

		1,604,867

Retailing 0.2%
Clicks Group Ltd.	746,167	4,128,464

		7,274,968

Spain 1.5%

Banks 0.7%
Banco Santander S.A.	1,111,474	13,609,057

Commercial & Professional Supplies 0.2%
Prosegur, Compania de Seguridad S.A. - Reg’d	93,498	5,430,746

Consumer Services 0.1%
NH Hoteles S.A. *	307,672	1,821,239

Energy 0.3%
Tecnicas Reunidas S.A.	103,828	6,406,350

Retailing 0.1%
Industria de Diseno Textil S.A.	18,908	1,429,766

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares *	46,286	973,237

		29,670,395

Sweden 1.5%

Banks 0.1%
Swedbank AB, A Shares *	106,400	1,668,664

Capital Goods 0.8%
Assa Abloy AB, B Shares	286,800	7,804,246
Atlas Copco AB, A Shares	123,587	2,966,507
Hexagon AB, Class B	143,856	3,090,567
SKF AB, B Shares	72,598	2,073,401

		15,934,721

Commercial & Professional Supplies 0.2%
AF AB, B Shares	218,592	4,486,084

Energy 0.0%
Lundin Petroleum AB *	36,200	449,231

Food, Beverage & Tobacco 0.1%
Swedish Match AB	43,900	1,264,923

Health Care Equipment & Services 0.2%
Elekta AB, B Shares	94,603	3,831,489

8

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Modern Times Group, B Shares	25,300	1,758,142

		29,393,254

Switzerland 8.3%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	161,700	3,820,150
Geberit AG - Reg’d	15,528	3,279,381
Sulzer AG - Reg’d *	10,900	1,507,476

		8,607,007

Commercial & Professional Supplies 0.5%
Adecco S.A. - Reg’d	117,800	7,629,955
SGS S.A. - Reg’d	1,613	2,623,025

		10,252,980

Consumer Durables & Apparel 0.3%
Compagnie Financiere Richemont S.A., Series A	110,386	6,008,679

Consumer Services 0.0%
Orascom Development Holding AG *	16,512	762,630

Diversified Financials 1.4%
Credit Suisse Group AG - Reg’d	324,939	14,506,753
Julius Baer Group Ltd.	26,501	1,199,195
Partners Group Holding AG	10,181	1,763,822
UBS AG - Reg’d *	528,500	9,462,450

		26,932,220

Energy 1.8%
Noble Corp.	324,700	12,419,775
Transocean Ltd. *	137,046	10,954,087
Weatherford International Ltd. *	434,850	10,314,642

		33,688,504

Food, Beverage & Tobacco 1.0%
Nestle S.A. - Reg’d	110,300	5,959,043
Nestle S.A. - Reg’d ADR	249,187	13,510,919

		19,469,962

Health Care Equipment & Services 0.0%
Nobel Biocare Holding AG - Reg’d	43,540	894,114

Insurance 0.3%
Zurich Financial Services AG	18,343	5,015,271

Materials 0.7%
Clariant AG - Reg’d *	201,963	3,568,997
Givaudan S.A. - Reg’d	3,900	3,864,514
Holcim Ltd. - Reg’d	74,700	5,228,841
Sika AG - Bearer Shares	572	1,253,736

		13,916,088

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Novartis AG - Reg’d	180,446	10,045,397
Novartis AG ADR	71,775	4,009,352
Roche Holding AG	43,500	6,618,001

		20,672,750

Retailing 0.1%
Dufry Group - Reg’d *	7,535	902,675

Software & Services 0.2%
Temenos Group AG - Reg’d *	96,529	3,786,696

Transportation 0.4%
Kuehne & Nagel International AG - Reg’d	34,591	4,473,087
Panalpina Welttransport Holding AG - Reg’d *	21,428	2,734,601

		7,207,688

		158,117,264

Taiwan 0.8%

Banks 0.0%
First Financial Holding Co., Ltd.	736,000	673,519

Capital Goods 0.0%
Far Eastern New Century Corp.	379,000	642,744

Health Care Equipment & Services 0.1%
St. Shine Optical Co., Ltd.	205,000	2,588,105

Materials 0.1%
Taiwan Hon Chuan Enterprise Co., Ltd.	735,000	1,741,263

Semiconductors & Semiconductor Equipment 0.1%
Vanguard International Semiconductor Corp.	1,911,000	1,093,110

Technology Hardware & Equipment 0.5%
Hon Hai Precision Industry Co., Ltd.	431,000	1,838,814
HTC Corp.	51,000	1,714,417
J Touch Corp. *	526,000	1,894,127
Largan Precision Co., Ltd.	85,000	2,319,091
Synnex Technology International Corp.	253,000	665,348
Wintek Corp. *	221,000	378,133

		8,809,930

		15,548,671

Thailand 0.2%

Banks 0.1%
Kasikornbank Public Co., Ltd.	363,500	1,394,591

Energy 0.0%
Banpu Public Co., Ltd. - Reg’d	21,700	516,984

Food & Staples Retailing 0.1%
CP ALL PCL	889,100	1,107,958

Health Care Equipment & Services 0.0%
Bangkok Dusit Medical Services PCL	60,700	94,306

		3,113,839

Turkey 0.5%

Automobiles & Components 0.0%
Tofas Turk Otomobil Fabrikasi A/S	150,304	813,519

Banks 0.1%
Turkiye Halk Bankasi A/S	150,778	1,195,855

 9

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.2%
Tekfen Holding A/S	751,989	3,123,336

Consumer Durables & Apparel 0.2%
Turkiye Sise ve Cam Fabrikalari A/S *	1,962,337	4,037,888

		9,170,598

United Kingdom 17.4%

Automobiles & Components 0.3%
GKN plc	2,087,705	6,743,344

Banks 0.2%
Paragon Group Cos. plc	598,754	1,832,576
Standard Chartered plc	44,960	1,170,916

		3,003,492

Capital Goods 3.9%
Ashtead Group plc	2,095,771	5,564,416
BAE Systems plc	398,400	2,182,391
Bodycote plc	824,001	3,780,037
Chemring Group plc	27,155	1,464,210
Cobham plc	880,586	2,957,374
Interserve plc	786,419	3,418,812
Meggitt plc	157,137	891,922
Rolls-Royce Group plc *	287,420	2,936,918
Rotork plc	547,632	14,380,857
Spirax-Sarco Engineering plc	198,870	5,766,639
The Weir Group plc	713,888	18,124,624
Ultra Electronics Holdings plc	297,177	8,500,029
Wolseley plc *	127,500	4,439,920

		74,408,149

Commercial & Professional Supplies 1.7%
Aggreko plc	54,316	1,249,573
Babcock International Group plc	220,258	2,036,064
De La Rue plc	703,812	7,525,310
G4S plc	2,100,700	9,044,174
Intertek Group plc	26,281	731,201
Michael Page International plc	676,440	5,811,200
RPS Group plc	197,790	659,346
Serco Group plc	547,748	4,834,110

		31,890,978

Consumer Durables & Apparel 0.1%
Burberry Group plc	40,900	702,888
The Berkeley Group Holdings plc *	85,261	1,206,283

		1,909,171

Consumer Services 0.3%
Compass Group plc	67,083	596,396
Greene King plc	344,905	2,608,680
Millennium & Copthorne Hotels plc	311,188	2,886,956

		6,092,032

Diversified Financials 0.7%
Aberdeen Asset Management plc	1,240,930	4,420,478
IG Group Holdings plc	290,227	2,097,560
International Personal Finance	311,400	1,704,939
Man Group plc	232,300	1,094,017
Schroders plc	91,900	2,652,361
Schroders plc - Non Voting Shares	55,700	1,256,149

		13,225,504

Energy 1.0%
Afren plc *	77,538	180,197
AMEC plc	108,523	2,083,896
BG Group plc	111,119	2,493,355
Cairn Energy plc *	222,500	1,475,794
Enquest plc *	267,174	604,138
John Wood Group plc	318,705	2,787,676
Petrofac Ltd.	173,965	4,356,943
Premier Oil plc *	125,026	4,059,283
Tullow Oil plc	43,044	915,766

		18,957,048

Food & Staples Retailing 0.0%
J Sainsbury plc	77,808	475,337

Food, Beverage & Tobacco 1.0%
British American Tobacco plc ADR	76,850	5,696,122
Britvic plc	128,394	922,842
Diageo plc	483,500	9,295,024
Diageo plc ADR	51,050	3,920,640

		19,834,628

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	70,990	3,858,475

Insurance 0.2%
Admiral Group plc	87,965	2,314,714
Amlin plc	217,144	1,356,261
Lancashire Holdings Ltd.	107,746	959,749

		4,630,724

Materials 3.3%
Antofagasta plc	48,889	1,100,558
BHP Billiton plc	174,481	6,662,351
Croda International plc	726,488	17,295,669
Johnson Matthey plc	68,487	2,111,645
Rexam plc	2,256,772	12,340,408
Rio Tinto plc ADR	205,800	14,298,984
Victrex plc	299,514	6,911,616
Xstrata plc	103,741	2,297,670

		63,018,901

Media 0.6%
Informa plc	165,400	1,139,641
Reed Elsevier plc	766,900	6,785,519
Rightmove plc	312,054	4,175,502

		12,100,662

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Abcam plc	160,417	864,042
GlaxoSmithKline plc	382,380	6,904,392

		7,768,434

Retailing 0.8%
ASOS plc *	140,612	3,386,804
Carphone Warehouse Group plc *	549,264	3,545,750
Dunelm Group plc	118,171	885,048
Next plc	63,789	2,017,073
Ocado Group plc *	195,754	687,536

10

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Signet Jewelers Ltd. *	122,600	5,208,048

		15,730,259

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	133,371	1,098,776

Software & Services 0.2%
Aveva Group plc	46,526	1,232,265
Blinkx plc *	1,270,356	1,984,672
Telecity Group plc *	91,917	721,190

		3,938,127

Technology Hardware & Equipment 1.6%
Diploma plc	918,192	4,244,466
Halma plc	868,067	4,698,155
Imagination Technologies Group plc *	282,978	1,634,924
Laird plc	1,849,102	4,795,454
Spectris plc	547,941	11,861,039
TT electronics plc	1,164,116	3,375,179

		30,609,217

Telecommunication Services 0.5%
Vodafone Group plc	3,147,874	8,834,820

Utilities 0.3%
Centrica plc	959,177	4,911,585

		333,039,663

United States 0.3%

Energy 0.3%
Gran Tierra Energy, Inc. *	519,802	4,693,812

Household & Personal Products 0.0%
Herbalife Ltd.	7,200	470,376

		5,164,188

Total Common Stock
(Cost $1,432,568,360)		1,819,206,511

Preferred Stock 0.2% of net assets

Brazil 0.1%
Banco do Estado do Rio Grande do Sul	249,200	2,451,711

Germany 0.1%
Hugo Boss AG	6,300	445,300
ProSiebenSat.1 Media AG	64,400	1,981,277

		2,426,577

Total Preferred Stock
(Cost $4,898,052)		4,878,288

Other Investment Company 4.1% of net assets

Money Fund 4.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	77,616,487	77,616,487

Total Other Investment Company
(Cost $77,616,487)		77,616,487

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Corporate Bond 0.0% of net assets

Brazil 0.0%
Lupatech S.A.
6.50%, 04/15/18 (b)(c)	226,000	138,949

Total Corporate Bond
(Cost $117,743)		138,949

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Spain 0.0%
Banco Santander S.A. *	1,078,062	203,692

Total Rights
(Cost $167,580)		203,692

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.14%, 03/17/11 (a)	3,400,000	3,399,439

Total Short-Term Investment
(Cost $3,399,439)		3,399,439

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $1,554,264,248 and the unrealized appreciation and depreciation were $378,828,579 and ($27,649,461), respectively, with a net unrealized appreciation of $351,179,118.

At 01/31/11, the values of certain foreign securities held by the fund aggregating $1,390,807,497 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

 11

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $19,688,193 or 1.0% of net assets.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered

In addition to the above the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/18/11	440	34,328,800	733,810
S&P 500 Index, e-mini, Long, expires 03/18/11	295	18,915,400	865,161

Total Futures Contracts			1,598,971

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

08/12/2011	State Street Bank & Trust Co.	USD	1,177,202	AUD	1,210,000	(125,954)
09/12/2011	State Street Bank & Trust Co.	USD	663,760	AUD	685,000	(62,213)
09/16/2011	State Street Bank & Trust Co.	USD	711,841	AUD	735,000	(49,679)
09/16/2011	State Street Bank & Trust Co.	USD	1,116,670	AUD	1,153,000	(28,584)
09/21/2011	State Street Bank & Trust Co.	USD	1,272,743	AUD	1,315,000	(12,249)
09/21/2011	State Street Bank & Trust Co.	USD	948,508	AUD	980,000	(22,810)
06/06/2011	State Street Bank & Trust Co.	USD	2,174,337	CHF	2,050,000	(380,183)
06/15/2011	State Street Bank & Trust Co.	USD	8,825,477	CHF	8,320,000	(125,097)
06/15/2011	State Street Bank & Trust Co.	USD	530,377	CHF	500,000	(22,495)
06/15/2011	State Street Bank & Trust Co.	USD	5,388,633	CHF	5,080,000	(105,936)
07/06/2011	State Street Bank & Trust Co.	USD	4,084,825	CHF	3,850,000	(439,336)
07/19/2011	State Street Bank & Trust Co.	USD	4,276,400	CHF	4,030,000	(387,902)
08/03/2011	State Street Bank & Trust Co.	USD	3,820,727	CHF	3,600,000	(357,790)
03/15/2011	Deutsche Bank AG	USD	7,278,740	EUR	5,319,000	(170,655)
03/15/2011	Deutsche Bank AG	USD	7,778,221	EUR	5,684,000	(136,936)
03/17/2011	Morgan Stanley	USD	16,051,682	GBP	10,024,000	(150,169)
03/01/2011	State Street Bank & Trust Co.	USD	9,809,141	JPY	805,000,000	(734,424)
03/16/2011	Bank of New York Mellon Corp.	USD	11,403,828	JPY	935,752,000	34,704
03/16/2011	Bank of New York Mellon Corp.	USD	6,123,577	JPY	502,476,000	(63,612)
07/01/2011	State Street Bank & Trust Co.	USD	1,171,295	JPY	96,000,000	(79,406)
07/20/2011	State Street Bank & Trust Co.	USD	4,027,257	JPY	330,000,000	(228,958)
08/03/2011	State Street Bank & Trust Co.	USD	3,783,839	JPY	310,000,000	(186,842)
08/15/2011	State Street Bank & Trust Co.	USD	4,871,114	JPY	399,000,000	(174,234)
09/07/2011	State Street Bank & Trust Co.	USD	7,950,570	JPY	651,000,000	(186,243)
09/16/2011	State Street Bank & Trust Co.	USD	2,846,011	JPY	233,000,000	3,027
09/21/2011	State Street Bank & Trust Co.	USD	2,638,576	JPY	216,000,000	(4,108)
09/21/2011	State Street Bank & Trust Co.	USD	6,596,440	JPY	540,000,000	102,813

Net unrealized losses on Forward Foreign Currency Contracts						(4,095,271)

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

12

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Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$472,252,427	$—	$472,252,427
Australia(a)	—	48,401,977	—	48,401,977
Materials	18,224,441	18,424,694	—	36,649,135
Bermuda(a)	5,234,220	—	—	5,234,220
Brazil(a)	37,989,606	—	—	37,989,606
Canada(a)	138,803,535	—	—	138,803,535
Chile(a)	3,242,120	—	—	3,242,120
China(a)	—	29,766,005	—	29,766,005
Commercial & Professional Supplies	3,133,498	—	—	3,133,498
Materials	1,327,501	12,248,118	—	13,575,619
Media	968,999	—	—	968,999
Semiconductors & Semiconductor Equipment	5,258,169	—	—	5,258,169
Technology Hardware & Equipment	344,449	786,160	—	1,130,609
Denmark(a)	—	13,708,321	—	13,708,321
Consumer Durables & Apparel	1,380,299	—	—	1,380,299
Software & Services	490,576	—	—	490,576
Egypt(a)	—	—	1,165,891	1,165,891

 13

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Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

France(a)	$—	$113,102,049	$—	$113,102,049
Commercial & Professional Supplies	506,939	427,773	—	934,712
Food, Beverage & Tobacco	894,288	6,360,756	—	7,255,044
Pharmaceuticals, Biotechnology & Life Sciences	3,052,588	—	—	3,052,588
Utilities	3,231,335	1,600,459	—	4,831,794
Germany(a)	—	64,954,027	—	64,954,027
Capital Goods	4,590,180	25,289,515	—	29,879,695
Materials	7,123,195	18,702,096	—	25,825,291
Retailing	4,875,660	—	—	4,875,660
Hong Kong(a)	—	25,838,958	—	25,838,958
Consumer Durables & Apparel	1,985,458	1,656,843	—	3,642,301
Ireland(a)	—	9,492,821	—	9,492,821
Capital Goods	9,705,048	—	—	9,705,048
Consumer Services	780,192	—	—	780,192
Food, Beverage & Tobacco	3,644,240	—	—	3,644,240
Media	762,628	—	—	762,628
Israel(a)	—	2,371,803	—	2,371,803
Pharmaceuticals, Biotechnology & Life Sciences	3,038,977	—	—	3,038,977
Semiconductors & Semiconductor Equipment	7,196,551	—	—	7,196,551
Technology Hardware & Equipment	355,250	—	—	355,250
Luxembourg(a)	—	3,601,246	—	3,601,246
Energy	10,020,087	2,058,851	—	12,078,938
Materials	325,588	5,562,919	—	5,888,507
Mexico(a)	20,321,878	—	—	20,321,878
Netherlands(a)	—	25,093,517	—	25,093,517
Energy	19,832,480	11,604,906	—	31,437,386
Food, Beverage & Tobacco	1,560,019	5,299,803	—	6,859,822
Software & Services	325,160	—	—	325,160
Norway(a)	—	5,447,773	—	5,447,773
Energy	3,232,045	7,878,508	—	11,110,553
Materials	960,767	—	—	960,767
Peru(a)	2,041,828	—	—	2,041,828
Russia(a)	153,899	—	—	153,899
Singapore(a)	—	36,342,999	—	36,342,999
Materials	379,958	—	—	379,958
Real Estate	1,848,636	21,188,055	—	23,036,691
Switzerland(a)	—	83,523,418	—	83,523,418
Consumer Services	762,630	—	—	762,630
Energy	33,688,504	—	—	33,688,504
Food, Beverage & Tobacco	13,510,919	5,959,043	—	19,469,962
Pharmaceuticals, Biotechnology & Life Sciences	4,009,352	16,663,398	—	20,672,750

14

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Thailand(a)	$—	$1,911,575	$—	$1,911,575
Food & Staples Retailing	1,107,958	—	—	1,107,958
Health Care Equipment & Services	94,306	—	—	94,306
United Kingdom(a)	—	195,602,887	—	195,602,887
Food & Staples Retailing	475,337	—	—	475,337
Food, Beverage & Tobacco	9,616,762	10,217,866	—	19,834,628
Materials	14,298,984	48,719,917	—	63,018,901
Pharmaceuticals, Biotechnology & Life Sciences	864,042	6,904,392	—	7,768,434
Retailing	8,753,798	6,976,461	—	15,730,259
Technology Hardware & Equipment	8,170,633	22,438,584	—	30,609,217
United States(a)	5,164,188	—	—	5,164,188
Preferred Stock(a)	—	2,426,577	—	2,426,577
Brazil	2,451,711	—	—	2,451,711
Other Investment Company(a)	77,616,487	—	—	77,616,487
Corporate Bond(a)	—	—	138,949	138,949
Rights(a)	203,692	—	—	203,692
Short-Term Investment(a)	—	3,399,439	—	3,399,439

Total	$509,931,590	$1,394,206,936	$1,304,840	$1,905,443,366

Other Financial Instruments*
Futures Contract	$1,598,971	$—	$—	$1,598,971
Forward Foreign Currency Contracts	140,544	—	—	140,544

Liabilities Valuation Input

Other Financial Instruments*
Forward Foreign Currency Contracts	($4,235,815)	$—	$—	($4,235,815)

*	Futures contracts and Forward Foreign Currency contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	January 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	In	Out	2011

Common Stock
Egypt	$—	$—	$—	($208,229)	$142,607	$1,231,513	$—	$1,165,891
United Kingdom	42,232	—	9	(683)	(41,558)	—	—	—
Corporate Bonds
Brazil	136,224	(79)	—	2,804	—	—	—	138,949

Total	$178,456	$(79)	$9	($206,108)	$101,049	$1,231,513	$—	$1,304,840

On January 31, 2011, the fund had open forward foreign currency exchange contracts and equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk. The fund also invests in forward currency contracts in connection

 15

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. The primary risk associated with investing in forward foreign currency contracts is currency risk.

As of January 31, 2011, the Fund held the following derivatives:

Asset Derivatives	Fair Value

Equity Index — Futures Contracts(1)	$1,598,971
Foreign Exchange — Forward Contracts(2)	140,544

Total	$1,739,515

Liability Derivatives	Fair Value

Foreign Exchange — Forward Contracts(3)	$4,235,815

(1)	Unrealized gains of futures contracts.
(2)	Unrealized gains on forward foreign currency contracts.
(3)	Unrealized losses on forward foreign currency contracts.

Transactions in derivative instruments during the period ended January 31, 2011 for the Fund were as follows:

	Equity Index	Foreign Exchange
	Futures Contracts	Forward Contracts

Realized Gain (Losses)(1)	$7,851,618	$166,481
Change in Unrealized Gains (Losses)(2)	(2,733,150)	154,123

(1)	Net realized gains (losses) on futures contracts and foreign currency transactions.
(2)	Net unrealized gains (losses) on futures contracts and foreign currency translations.

REG46830JAN11

16

Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	8,575,843,884	10,842,931,236
0.9%		Short-Term Investments	92,859,170	92,859,170

100.0%		Total Investments	8,668,703,054	10,935,790,406
0.2%		Collateral Invested for Securities on Loan	21,496,881	21,496,881
(0	.2)%	Other Assets and Liabilities, Net		(17,417,833)

100.0%		Net Assets		10,939,869,454

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	3,451,497	55,051,377
Harley-Davidson, Inc.	231,470	9,177,785
Johnson Controls, Inc.	608,959	23,377,936
The Goodyear Tire & Rubber Co. *	197,636	2,347,916

		89,955,014

Banks 3.1%
BB&T Corp.	636,113	17,582,163
Comerica, Inc.	164,570	6,286,574
Fifth Third Bancorp	866,629	12,886,773
First Horizon National Corp. *	238,860	2,706,284
Hudson City Bancorp, Inc.	481,992	5,292,272
Huntington Bancshares, Inc.	768,693	5,565,337
KeyCorp	808,498	7,195,632
M&T Bank Corp.	106,698	9,226,176
Marshall & Ilsley Corp.	329,392	2,302,450
People’s United Financial, Inc.	343,300	4,432,003
PNC Financial Services Group, Inc.	491,178	29,470,680
Regions Financial Corp.	1,130,945	8,029,710
SunTrust Banks, Inc.	466,116	14,183,910
U.S. Bancorp	1,774,328	47,906,856
Wells Fargo & Co.	4,864,309	157,700,898
Zions Bancorp	154,698	3,647,779

		334,415,497

Capital Goods 8.5%
3M Co.	658,619	57,905,782
Caterpillar, Inc.	584,062	56,659,855
Cummins, Inc.	182,562	19,329,665
Danaher Corp.	488,074	22,480,688
Deere & Co.	404,286	36,749,597
Dover Corp.	174,270	11,170,707
Eaton Corp.	147,839	15,960,698
Emerson Electric Co.	713,815	42,029,427
Fastenal Co.	119,849	6,958,433
Flowserve Corp.	50,100	6,261,999
Fluor Corp.	160,582	11,110,669
General Dynamics Corp.	358,660	27,042,964
General Electric Co.	9,902,352	199,433,369
Goodrich Corp.	114,696	10,393,752
Honeywell International, Inc.	702,529	39,348,649
Illinois Tool Works, Inc.	444,636	23,783,580
Ingersoll-Rand plc	300,000	14,160,000
ITT Corp.	169,678	9,997,428
Jacobs Engineering Group, Inc. *	98,834	5,077,103
L-3 Communications Holdings, Inc.	110,383	8,637,470
Lockheed Martin Corp.	283,591	22,573,844
Masco Corp.	347,388	4,627,208
Northrop Grumman Corp.	283,467	19,644,263
PACCAR, Inc.	325,350	18,379,021
Pall Corp.	86,430	4,789,086
Parker Hannifin Corp.	155,336	13,888,592
Precision Castparts Corp.	129,927	18,578,262
Quanta Services, Inc. *	181,000	4,295,130
Raytheon Co.	353,488	17,670,865
Rockwell Automation, Inc.	132,521	10,735,526
Rockwell Collins, Inc.	147,405	9,454,557
Roper Industries, Inc.	85,000	6,603,650
Snap-on, Inc.	58,282	3,300,510
Textron, Inc.	230,904	6,070,466
The Boeing Co.	689,254	47,889,368
Tyco International Ltd.	475,000	21,294,250
United Technologies Corp.	865,135	70,335,475
W.W. Grainger, Inc.	63,127	8,299,307

		932,921,215

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	89,776	3,778,672
Cintas Corp.	122,876	3,447,901
Equifax, Inc.	119,661	4,274,291
Iron Mountain, Inc.	171,400	4,180,446
Pitney Bowes, Inc.	196,591	4,773,229
R.R. Donnelley & Sons Co.	194,869	3,453,079
Republic Services, Inc.	281,634	8,685,592
Robert Half International, Inc.	123,342	3,868,005
Stericycle, Inc. *	74,600	5,855,354
The Dun & Bradstreet Corp.	40,100	3,406,495
Waste Management, Inc.	454,916	17,227,669

		62,950,733

Consumer Durables & Apparel 1.1%
Coach, Inc.	283,028	15,308,984

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
D.R. Horton, Inc.	202,516	2,509,173
Fortune Brands, Inc.	138,179	8,522,881
Harman International Industries, Inc. *	51,156	2,216,078
Hasbro, Inc.	134,117	5,913,219
Leggett & Platt, Inc.	157,894	3,557,352
Lennar Corp., Class A	104,918	2,031,212
Mattel, Inc.	358,794	8,496,242
Newell Rubbermaid, Inc.	250,050	4,813,462
NIKE, Inc., Class B	361,462	29,813,386
Polo Ralph Lauren Corp.	60,526	6,487,177
PulteGroup, Inc. *	293,286	2,314,027
Stanley Black & Decker, Inc.	148,581	10,798,867
VF Corp.	80,391	6,649,943
Whirlpool Corp.	76,122	6,508,431

		115,940,434

Consumer Services 1.7%
Apollo Group, Inc., Class A *	109,790	4,531,033
Carnival Corp.	416,421	18,618,183
Darden Restaurants, Inc.	128,248	6,041,763
DeVry, Inc.	40,000	2,084,400
H&R Block, Inc.	262,105	3,281,555
International Game Technology	227,760	3,910,639
Marriott International, Inc., Class A	238,772	9,429,106
McDonald’s Corp.	982,538	72,383,575
Starbucks Corp.	714,662	22,533,293
Starwood Hotels & Resorts Worldwide, Inc.	180,068	10,618,610
Wyndham Worldwide Corp.	178,464	5,020,192
Wynn Resorts Ltd.	74,700	8,689,851
Yum! Brands, Inc.	444,985	20,807,499

		187,949,699

Diversified Financials 7.5%
American Express Co.	975,741	42,327,644
Ameriprise Financial, Inc.	238,214	14,685,893
Bank of America Corp.	9,312,011	127,853,911
Bank of New York Mellon Corp.	1,117,673	34,904,928
Capital One Financial Corp.	422,474	20,346,348
Citigroup, Inc. *	26,840,876	129,373,022
CME Group, Inc.	63,537	19,604,977
Discover Financial Services	500,773	10,310,916
E*TRADE Financial Corp. *	141,519	2,343,555
Federated Investors, Inc., Class B (c)	76,906	2,082,614
Franklin Resources, Inc.	139,335	16,810,768
IntercontinentalExchange, Inc. *	67,958	8,188,259
Invesco Ltd.	436,147	10,790,277
Janus Capital Group, Inc.	171,695	2,216,582
JPMorgan Chase & Co.	3,637,331	163,461,655
Legg Mason, Inc.	153,698	5,092,015
Leucadia National Corp.	177,151	5,760,950
Moody’s Corp.	188,529	5,537,097
Morgan Stanley	1,380,754	40,594,168
Northern Trust Corp.	225,818	11,738,020
NYSE Euronext	245,500	7,809,355
SLM Corp. *	449,918	6,483,318
State Street Corp.	466,026	21,772,735
T. Rowe Price Group, Inc.	243,179	16,030,360
The Charles Schwab Corp. (b)	891,781	16,096,647
The Goldman Sachs Group, Inc.	480,169	78,565,252
The NASDAQ OMX Group, Inc. *	116,400	2,849,472

		823,630,738

Energy 12.6%
Anadarko Petroleum Corp.	446,909	34,447,746
Apache Corp.	346,006	41,299,276
Baker Hughes, Inc.	397,463	27,230,190
Cabot Oil & Gas Corp.	92,200	3,838,286
Cameron International Corp. *	207,100	11,038,430
Chesapeake Energy Corp.	609,566	18,000,484
Chevron Corp.	1,871,934	177,702,695
ConocoPhillips	1,366,690	97,663,667
CONSOL Energy, Inc.	191,918	9,538,325
Denbury Resources, Inc. *	330,200	6,719,570
Devon Energy Corp.	414,458	36,758,280
Diamond Offshore Drilling, Inc.	65,300	4,682,663
El Paso Corp.	628,871	9,986,471
EOG Resources, Inc.	232,406	24,725,674
EQT Corp.	122,400	5,898,456
Exxon Mobil Corp.	4,691,641	378,521,596
FMC Technologies, Inc. *	115,000	10,810,000
Halliburton Co.	839,568	37,780,560
Helmerich & Payne, Inc.	95,000	5,579,350
Hess Corp.	273,440	23,001,773
Marathon Oil Corp.	670,652	30,648,796
Massey Energy Co.	89,200	5,607,112
Murphy Oil Corp.	174,292	11,555,560
Nabors Industries Ltd. *	287,890	7,024,516
National Oilwell Varco, Inc.	401,424	29,665,234
Newfield Exploration Co. *	120,000	8,780,400
Noble Corp.	230,000	8,797,500
Noble Energy, Inc.	160,284	14,601,872
Occidental Petroleum Corp.	759,350	73,413,958
Peabody Energy Corp.	261,564	16,588,389
Pioneer Natural Resources Co.	119,800	11,400,168
QEP Resources, Inc.	162,691	6,611,762
Range Resources Corp.	139,500	6,956,865
Rowan Cos., Inc. *	126,263	4,328,296
Schlumberger Ltd.	1,270,315	113,045,332
Southwestern Energy Co. *	312,100	12,327,950
Spectra Energy Corp.	595,509	15,620,201
Sunoco, Inc.	109,001	4,627,092
Tesoro Corp. *	164,807	3,172,535
The Williams Cos., Inc.	546,298	14,744,583
Valero Energy Corp.	549,440	13,933,798

		1,378,675,411

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	399,592	28,706,689
CVS Caremark Corp.	1,252,051	42,820,144
Safeway, Inc.	355,696	7,359,350
SUPERVALU, Inc.	229,681	1,674,375
Sysco Corp.	544,957	15,880,047
The Kroger Co.	603,247	12,909,486
Wal-Mart Stores, Inc.	1,809,702	101,469,991
Walgreen Co.	866,811	35,053,837

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Whole Foods Market, Inc.	139,416	7,209,201

		253,083,120

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	1,901,291	44,699,351
Archer-Daniels-Midland Co.	600,599	19,621,569
Brown-Forman Corp., Class B	80,728	5,356,303
Campbell Soup Co.	198,711	6,783,994
Coca-Cola Enterprises, Inc.	283,362	7,129,388
ConAgra Foods, Inc.	429,049	9,580,664
Constellation Brands, Inc., Class A *	175,065	3,364,749
Dean Foods Co. *	119,970	1,217,696
Dr Pepper Snapple Group, Inc.	216,800	7,681,224
General Mills, Inc.	606,680	21,100,330
H.J. Heinz Co.	303,643	14,423,042
Hormel Foods Corp.	50,000	2,470,000
Kellogg Co.	234,434	11,792,030
Kraft Foods, Inc., Class A	1,587,654	48,534,583
Lorillard, Inc.	143,597	10,804,238
McCormick & Co., Inc. - Non Voting Shares	132,602	5,861,008
Mead Johnson Nutrition Co.	180,000	10,434,600
Molson Coors Brewing Co., Class B	127,030	5,953,896
PepsiCo, Inc.	1,480,863	95,234,300
Philip Morris International, Inc.	1,686,246	96,520,721
Reynolds American, Inc.	327,596	10,420,829
Sara Lee Corp.	609,642	10,345,625
The Coca-Cola Co.	2,148,728	135,047,555
The Hershey Co.	154,428	7,210,243
The JM Smucker Co.	118,675	7,376,838
Tyson Foods, Inc., Class A	327,690	5,390,501

		604,355,277

Health Care Equipment & Services 3.7%
Aetna, Inc.	372,480	12,269,491
AmerisourceBergen Corp.	271,046	9,719,710
Baxter International, Inc.	544,689	26,411,970
Becton, Dickinson & Co.	214,690	17,808,535
Boston Scientific Corp. *	1,305,674	9,113,605
C.R. Bard, Inc.	91,473	8,630,478
Cardinal Health, Inc.	330,733	13,728,727
CareFusion Corp. *	165,366	4,254,867
Cerner Corp. *	68,700	6,790,995
CIGNA Corp.	252,508	10,610,386
Coventry Health Care, Inc. *	138,985	4,165,380
DaVita, Inc. *	80,100	5,915,385
DENTSPLY International, Inc.	112,400	3,987,952
Express Scripts, Inc. *	495,972	27,938,103
Humana, Inc. *	159,403	9,240,592
Intuitive Surgical, Inc. *	34,400	11,108,104
Laboratory Corp. of America Holdings *	100,891	9,071,110
McKesson Corp.	238,675	17,941,200
Medco Health Solutions, Inc. *	404,782	24,699,798
Medtronic, Inc.	1,011,939	38,777,502
Patterson Cos., Inc.	107,947	3,568,728
Quest Diagnostics, Inc.	136,380	7,766,841
St. Jude Medical, Inc. *	319,387	12,935,174
Stryker Corp.	302,440	17,408,446
Tenet Healthcare Corp. *	354,317	2,356,208
UnitedHealth Group, Inc.	1,025,010	42,076,660
Varian Medical Systems, Inc. *	95,806	6,473,611
WellPoint, Inc. *	372,629	23,147,713
Zimmer Holdings, Inc. *	194,823	11,525,729

		399,443,000

Household & Personal Products 2.3%
Avon Products, Inc.	391,020	11,069,776
Colgate-Palmolive Co.	455,397	34,960,828
Kimberly-Clark Corp.	383,395	24,817,158
The Clorox Co.	127,857	8,040,927
The Estee Lauder Cos., Inc., Class A	98,326	7,915,243
The Procter & Gamble Co.	2,600,190	164,149,995

		250,953,927

Insurance 3.8%
ACE Ltd.	312,000	19,216,080
Aflac, Inc.	429,773	24,746,329
American International Group, Inc. (c)*	144,577	5,833,682
Aon Corp.	286,050	13,083,927
Assurant, Inc.	89,346	3,505,044
Berkshire Hathaway, Inc., Class B *	1,591,030	130,066,703
Cincinnati Financial Corp.	155,203	4,972,704
Genworth Financial, Inc., Class A *	496,064	6,731,588
Lincoln National Corp.	270,971	7,814,804
Loews Corp.	311,016	12,456,191
Marsh & McLennan Cos., Inc.	485,779	13,543,519
MetLife, Inc.	821,377	37,594,425
Principal Financial Group, Inc.	313,367	10,269,037
Prudential Financial, Inc.	435,231	26,771,059
The Allstate Corp.	502,110	15,635,705
The Chubb Corp.	302,393	17,517,626
The Hartford Financial Services Group, Inc.	383,895	10,664,603
The Progressive Corp.	641,620	12,710,492
The Travelers Cos., Inc.	440,760	24,797,157
Torchmark Corp.	92,541	5,765,304
Unum Group	316,540	7,894,508
XL Group plc	345,299	7,914,253

		419,504,740

Materials 3.6%
Air Products & Chemicals, Inc.	203,601	17,764,187
Airgas, Inc.	76,600	4,800,522
AK Steel Holding Corp.	140,900	2,240,310
Alcoa, Inc.	942,464	15,616,629
Allegheny Technologies, Inc.	92,070	6,002,043
Ball Corp.	90,069	6,406,608
Bemis Co., Inc.	88,735	2,888,324
CF Industries Holdings, Inc.	66,225	8,943,024
Cliffs Natural Resources, Inc.	120,000	10,255,200
E.I. du Pont de Nemours & Co.	853,204	43,240,379
Eastman Chemical Co.	74,058	6,877,026

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ecolab, Inc.	197,228	9,800,259
FMC Corp.	59,500	4,525,570
Freeport-McMoRan Copper & Gold, Inc.	431,870	46,965,863
International Flavors & Fragrances, Inc.	71,843	4,098,643
International Paper Co.	419,089	12,103,290
MeadWestvaco Corp.	155,750	4,459,123
Monsanto Co.	504,200	36,998,196
Newmont Mining Corp.	457,546	25,197,058
Nucor Corp.	271,500	12,464,565
Owens-Illinois, Inc. *	157,500	4,644,675
PPG Industries, Inc.	160,248	13,505,701
Praxair, Inc.	287,779	26,774,958
Sealed Air Corp.	145,968	3,895,886
Sigma-Aldrich Corp.	116,454	7,412,297
The Dow Chemical Co.	1,050,235	37,262,338
The Sherwin-Williams Co.	88,636	7,510,128
Titanium Metals Corp. *	82,800	1,560,780
United States Steel Corp.	134,613	7,763,132
Vulcan Materials Co.	106,571	4,535,662

		396,512,376

Media 3.1%
Cablevision Systems Corp., Class A	220,000	7,447,000
CBS Corp., Class B - Non Voting Shares	633,936	12,570,951
Comcast Corp., Class A	2,583,964	58,785,181
DIRECTV, Class A *	780,902	33,102,436
Discovery Communications, Inc., Class A *	255,000	9,945,000
Gannett Co., Inc.	207,114	3,052,860
News Corp., Class A	2,142,001	32,172,855
Omnicom Group, Inc.	279,747	12,555,045
Scripps Networks Interactive, Class A	91,193	4,240,475
The Interpublic Group of Cos., Inc. *	394,465	4,216,831
The McGraw-Hill Cos., Inc.	294,267	11,470,528
The Walt Disney Co.	1,759,883	68,406,652
The Washington Post Co., Class B (c)	5,369	2,299,811
Time Warner Cable, Inc.	335,101	22,729,901
Time Warner, Inc.	1,042,174	32,776,372
Viacom Inc., Class B	556,253	23,112,312

		338,884,210

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Abbott Laboratories	1,432,886	64,709,132
Agilent Technologies, Inc. *	322,966	13,509,668
Allergan, Inc.	283,958	20,050,274
Amgen, Inc. *	873,259	48,099,106
Biogen Idec, Inc. *	219,591	14,376,623
Bristol-Myers Squibb Co.	1,592,364	40,095,725
Celgene Corp. *	434,613	22,395,608
Cephalon, Inc. *	67,600	3,993,808
Eli Lilly & Co.	935,823	32,538,566
Forest Laboratories, Inc. *	277,864	8,963,893
Genzyme Corp. *	243,948	17,893,586
Gilead Sciences, Inc. *	759,275	29,140,974
Hospira, Inc. *	141,382	7,808,528
Johnson & Johnson	2,540,425	151,841,202
Life Technologies Corp. *	151,835	8,243,123
Merck & Co., Inc.	2,862,214	94,939,638
Mylan, Inc. *	361,751	8,378,153
PerkinElmer, Inc.	105,660	2,702,783
Pfizer, Inc.	7,420,433	135,200,289
Thermo Fisher Scientific, Inc. *	371,337	21,266,470
Waters Corp. *	81,252	6,206,840
Watson Pharmaceuticals, Inc. *	107,446	5,857,956

		758,211,945

Real Estate 1.5%
Apartment Investment & Management Co., Class A	126,014	3,220,918
AvalonBay Communities, Inc.	77,499	8,984,459
Boston Properties, Inc.	124,976	11,793,985
CB Richard Ellis Group, Inc., Class A *	254,940	5,657,119
Equity Residential	258,522	14,009,307
HCP, Inc.	328,500	12,184,065
Health Care REIT, Inc.	124,100	6,090,828
Host Hotels & Resorts, Inc.	614,511	11,374,599
Kimco Realty Corp.	378,159	6,840,896
Plum Creek Timber Co., Inc.	158,777	6,647,993
ProLogis	506,746	7,560,650
Public Storage	126,878	13,827,165
Simon Property Group, Inc.	273,253	27,721,517
Ventas, Inc.	145,300	8,058,338
Vornado Realty Trust	147,756	13,015,826
Weyerhaeuser Co.	494,240	11,456,483

		168,444,148

Retailing 3.5%
Abercrombie & Fitch Co., Class A	91,645	4,619,824
Amazon.com, Inc. *	324,190	54,995,592
AutoNation, Inc. (c)*	64,533	1,852,742
AutoZone, Inc. *	27,098	6,870,156
Bed Bath & Beyond, Inc. *	242,369	11,633,712
Best Buy Co., Inc.	328,157	11,157,338
Big Lots, Inc. *	72,567	2,306,905
CarMax, Inc. *	200,000	6,530,000
Expedia, Inc.	190,226	4,786,086
Family Dollar Stores, Inc.	124,230	5,277,290
GameStop Corp., Class A *	146,800	3,093,076
Genuine Parts Co.	126,238	6,532,817
J.C. Penney Co., Inc.	207,121	6,642,370
Kohl’s Corp. *	275,510	13,990,398
Limited Brands, Inc.	268,835	7,860,735
Lowe’s Cos., Inc.	1,279,788	31,738,742
Macy’s, Inc.	399,926	9,258,287
Netflix, Inc. *	40,000	8,563,200
Nordstrom, Inc.	169,996	7,000,435
O’Reilly Automotive, Inc. *	110,200	6,262,666
Priceline.com, Inc. *	43,400	18,597,768
RadioShack Corp.	145,746	2,208,052
Ross Stores, Inc.	115,000	7,498,000
Sears Holdings Corp. (c)*	44,826	3,378,536
Staples, Inc.	653,469	14,578,893

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Target Corp.	658,408	36,100,511
The Gap, Inc.	420,462	8,102,303
The Home Depot, Inc.	1,524,850	56,068,735
The TJX Cos., Inc.	375,453	17,792,718
Tiffany & Co.	129,028	7,500,398
Urban Outfitters, Inc. *	90,000	3,043,800

		385,842,085

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	484,339	3,792,374
Altera Corp.	301,746	11,336,597
Analog Devices, Inc.	296,254	11,503,543
Applied Materials, Inc.	1,215,472	19,070,756
Broadcom Corp., Class A	422,318	19,042,319
First Solar, Inc. (c)*	47,800	7,388,924
Intel Corp.	5,153,905	110,602,801
KLA-Tencor Corp.	160,681	7,082,819
Linear Technology Corp.	214,968	7,478,737
LSI Corp. *	437,376	2,707,357
MEMC Electronic Materials, Inc. *	164,927	1,829,040
Microchip Technology, Inc.	161,223	5,879,803
Micron Technology, Inc. *	756,775	7,976,409
National Semiconductor Corp.	214,375	3,249,925
Novellus Systems, Inc. *	101,311	3,654,288
NVIDIA Corp. *	523,282	12,516,905
Teradyne, Inc. *	84,449	1,408,609
Texas Instruments, Inc.	1,120,654	38,001,377
Xilinx, Inc.	269,163	8,667,049

		283,189,632

Software & Services 8.9%
Adobe Systems, Inc. *	501,976	16,590,307
Akamai Technologies, Inc. *	145,141	7,013,213
Autodesk, Inc. *	187,681	7,634,863
Automatic Data Processing, Inc.	476,173	22,808,687
BMC Software, Inc. *	186,239	8,883,600
CA, Inc.	370,925	8,828,015
Citrix Systems, Inc. *	160,708	10,153,531
Cognizant Technology Solutions Corp., Class A *	271,648	19,816,722
Computer Sciences Corp.	144,040	7,675,892
Compuware Corp. *	278,185	2,982,143
eBay, Inc. *	1,025,569	31,136,275
Electronic Arts, Inc. *	305,892	4,768,856
Fidelity National Information Services, Inc.	293,034	8,917,025
Fiserv, Inc. *	150,352	9,287,243
Google, Inc., Class A *	229,758	137,937,513
International Business Machines Corp.	1,154,490	187,027,380
Intuit, Inc. *	272,809	12,802,926
MasterCard, Inc., Class A	88,000	20,812,880
McAfee, Inc. *	137,400	6,581,460
Microsoft Corp.	6,995,831	193,959,414
Monster Worldwide, Inc. *	89,138	1,484,148
Novell, Inc. *	325,547	1,959,793
Oracle Corp.	3,629,986	116,268,451
Paychex, Inc.	305,065	9,762,080
Red Hat, Inc. *	157,500	6,507,900
SAIC, Inc. *	212,000	3,512,840
Salesforce.com, Inc. *	102,071	13,181,449
Symantec Corp. *	793,350	13,970,894
Teradata Corp. *	161,371	6,937,339
Total System Services, Inc.	177,100	3,083,311
VeriSign, Inc.	180,525	6,074,666
Visa, Inc., Class A	445,000	31,083,250
Western Union Co.	630,625	12,789,075
Yahoo!, Inc. *	1,162,255	18,735,551

		970,968,692

Technology Hardware & Equipment 7.4%
Amphenol Corp., Class A	161,800	8,954,012
Apple, Inc. *	848,840	288,028,389
Cisco Systems, Inc. *	5,297,128	112,034,257
Corning, Inc.	1,450,987	32,226,421
Dell, Inc. *	1,577,085	20,754,439
EMC Corp. *	1,918,045	47,740,140
F5 Networks, Inc. *	74,000	8,020,120
FLIR Systems, Inc. *	129,500	4,019,680
Harris Corp.	129,300	6,017,622
Hewlett-Packard Co.	2,101,608	96,022,469
Jabil Circuit, Inc.	170,686	3,449,564
JDS Uniphase Corp. *	191,981	3,257,918
Juniper Networks, Inc. *	491,565	18,246,893
Lexmark International, Inc., Class A *	83,508	2,909,419
Molex, Inc.	126,666	3,312,316
Motorola Mobility Holdings, Inc. *	266,281	7,421,251
Motorola Solutions, Inc. *	304,322	11,798,564
NetApp, Inc. *	332,174	18,179,883
QUALCOMM, Inc.	1,496,265	80,992,824
SanDisk Corp. *	197,824	8,975,275
Tellabs, Inc.	436,856	2,315,337
Western Digital Corp. *	206,000	7,008,120
Xerox Corp.	1,284,866	13,645,277

		805,330,190

Telecommunication Services 2.9%
American Tower Corp., Class A *	361,700	18,396,062
AT&T, Inc.	5,502,536	151,429,791
CenturyLink, Inc.	293,318	12,683,070
Frontier Communications Corp.	937,945	8,600,956
MetroPCS Communications, Inc. *	184,300	2,382,999
Qwest Communications International, Inc.	1,460,741	10,415,083
Sprint Nextel Corp. *	2,882,208	13,027,580
Verizon Communications, Inc.	2,648,178	94,328,101
Windstream Corp.	396,374	5,077,551

		316,341,193

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	140,195	10,807,633
CSX Corp.	358,297	25,295,768
Expeditors International of Washington, Inc.	182,700	9,257,409
FedEx Corp.	289,468	26,144,750
Norfolk Southern Corp.	338,892	20,736,801
Ryder System, Inc.	60,702	2,918,552

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Southwest Airlines Co.	697,736	8,268,172
Union Pacific Corp.	458,375	43,376,026
United Parcel Service, Inc., Class B	923,318	66,128,035

		212,933,146

Utilities 3.2%
Allegheny Energy, Inc.	158,380	4,083,036
Ameren Corp.	217,420	6,168,205
American Electric Power Co., Inc.	445,802	15,906,215
CenterPoint Energy, Inc.	346,166	5,590,581
CMS Energy Corp.	212,084	4,135,638
Consolidated Edison, Inc.	256,565	12,805,159
Constellation Energy Group, Inc.	182,265	5,878,046
Dominion Resources, Inc.	551,564	24,015,097
DTE Energy Co.	153,312	7,092,213
Duke Energy Corp.	1,203,398	21,516,756
Edison International	306,093	11,105,054
Entergy Corp.	183,353	13,232,586
Exelon Corp.	615,890	26,181,484
FirstEnergy Corp.	285,055	11,151,352
Integrys Energy Group, Inc.	71,494	3,402,399
NextEra Energy, Inc.	384,238	20,541,364
Nicor, Inc.	34,408	1,736,572
NiSource, Inc.	256,762	4,780,908
Northeast Utilities	163,700	5,389,004
NRG Energy, Inc. *	240,000	4,980,000
ONEOK, Inc.	96,000	5,653,440
Pepco Holdings, Inc.	205,700	3,819,849
PG&E Corp.	364,106	16,850,826
Pinnacle West Capital Corp.	94,461	3,845,507
PPL Corp.	436,970	11,269,456
Progress Energy, Inc.	260,859	11,717,786
Public Service Enterprise Group, Inc.	472,170	15,312,473
SCANA Corp.	113,900	4,814,553
Sempra Energy	240,269	12,510,807
Southern Co.	775,525	29,175,251
TECO Energy, Inc.	194,819	3,586,618
The AES Corp. *	623,349	7,729,528
Wisconsin Energy Corp.	109,300	6,589,697
Xcel Energy, Inc.	421,186	9,927,354

		352,494,814

Total Common Stock
(Cost $8,575,843,884)		10,842,931,236

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.9% of net assets

Time Deposit 0.8%
Wells Fargo
0.03%, 02/01/11	87,489,923	87,489,923

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.09%, 03/17/11 (a)	1,370,000	1,369,808
0.11%, 03/17/11 (a)	2,000,000	1,999,719
0.14%, 03/17/11 (a)	2,000,000	1,999,720

		5,369,247

Total Short-Term Investments
(Cost $92,859,170)		92,859,170

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	21,496,881	21,496,881

Total Collateral Invested for Securities on Loan
(Cost $21,496,881)		21,496,881

End of Collateral Invested for Securities on Loan.

At 01/31/11 tax basis cost of the fund’s investments was $8,718,411,232 and the unrealized appreciation and depreciation were $3,332,408,356 and ($1,115,029,182), respectively, with a net unrealized appreciation of $2,217,379,174.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust
USD —	Unified school district

In addition to the above, the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 03/18/11	1,100	70,532,000	531,175

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$10,842,931,236	$—	$—	$10,842,931,236
Short-Term Investments(a)	—	92,859,170	—	92,859,170

Total	$10,842,931,236	92,859,170	—	$10,935,790,406

Other Financial Instruments
Collateral Invested for Securities on Loan	$21,496,881	$—	$—	$21,496,881
Futures Contract*	531,175	—	—	531,175

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.

(a)	As categorized in Portfolio Holdings.

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46816JAN11

 7

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.8%		Common Stock	1,233,913,618	1,528,860,761
0.0%		Corporate Bond	27,840	16,961
0.0%		Rights	—	—
3.1%		Short-Term Investments	48,341,834	48,341,834

99.9%		Total Investments	1,282,283,292	1,577,219,556
1.6%		Collateral Invested for Securities on Loan	25,897,739	25,897,739
(1	.5)%	Other Assets and Liabilities, Net		(24,597,412)

100.0%		Net Assets		1,578,519,883

	Number	Value
Security	of Shares	($)

Common Stock 96.8% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	106,200	1,518,660
Cooper Tire & Rubber Co.	111,323	2,544,844
Dana Holding Corp. *	256,200	4,591,104
Drew Industries, Inc.	28,900	682,618
Exide Technologies *	134,600	1,293,506
Fuel Systems Solutions, Inc. *	24,000	624,720
Modine Manufacturing Co. *	85,100	1,404,150
Superior Industries International, Inc.	42,700	854,000
Tenneco, Inc. *	106,500	4,401,645
Winnebago Industries, Inc. *	53,500	797,150

		18,712,397

Banks 6.5%
1st Source Corp.	19,221	362,316
Astoria Financial Corp.	150,000	2,136,000
BancFirst Corp.	13,416	544,153
Bank of the Ozarks, Inc.	22,300	961,799
Beneficial Mutual Bancorp, Inc. *	60,203	531,593
Boston Private Financial Holdings, Inc.	133,200	893,772
Brookline Bancorp, Inc.	102,992	1,115,403
Cathay General Bancorp	142,822	2,472,249
Chemical Financial Corp.	46,903	973,706
City Holding Co.	31,200	1,085,760
Columbia Banking System, Inc.	71,800	1,443,180
Community Bank System, Inc.	60,200	1,521,856
Community Trust Bancorp, Inc.	34,100	985,831
CVB Financial Corp.	156,319	1,294,321
Dime Community Bancshares	44,400	669,552
F.N.B. Corp.	209,737	2,118,344
First Commonwealth Financial Corp.	176,656	1,135,898
First Financial Bancorp	88,389	1,493,774
First Financial Bankshares, Inc. (d)	40,721	2,008,360
First Financial Corp.	21,300	671,589
First Midwest Bancorp, Inc.	130,963	1,530,958
Flushing Financial Corp.	56,900	810,825
Glacier Bancorp, Inc.	130,811	1,845,743
Hancock Holding Co.	52,110	1,709,208
Home Bancshares, Inc.	39,490	807,965
IBERIABANK Corp.	48,800	2,767,936
Independent Bank Corp.	38,500	1,046,430
International Bancshares Corp.	95,400	1,809,738
Investors Bancorp, Inc. *	86,400	1,150,848
Kearny Financial Corp.	29,200	272,144
MB Financial, Inc.	93,024	1,828,852
MGIC Investment Corp. *	302,400	2,537,136
National Penn Bancshares, Inc.	231,178	1,886,413
NBT Bancorp, Inc.	67,485	1,564,302
NewAlliance Bancshares, Inc.	195,100	2,916,745
Northfield Bancorp, Inc.	24,900	322,953
Northwest Bancshares, Inc.	201,209	2,357,163
Ocwen Financial Corp. *	129,800	1,310,980
Old National Bancorp	160,383	1,720,910
Oritani Financial Corp.	67,250	806,328
PacWest Bancorp	54,816	1,081,520
Park National Corp.	20,953	1,364,459
Pinnacle Financial Partners, Inc. *	60,632	834,296
Popular, Inc. *	1,661,500	5,333,415
PrivateBancorp, Inc.	107,676	1,654,980
Provident Financial Services, Inc.	94,551	1,385,172
Radian Group, Inc.	242,300	1,739,714
Republic Bancorp, Inc., Class A	15,900	303,531
Roma Financial Corp.	20,700	210,726
S&T Bancorp, Inc.	42,081	919,470
SCBT Financial Corp.	23,400	728,208
Signature Bank *	74,709	3,902,798
Simmons First National Corp., Class A	27,600	767,004
Sterling Bancshares, Inc.	185,012	1,641,056
Susquehanna Bancshares, Inc.	236,908	2,264,841
Synovus Financial Corp.	1,422,000	3,754,080
Texas Capital Bancshares, Inc. *	52,000	1,268,280
Tompkins Financial Corp.	11,330	461,698
TrustCo Bank Corp. NY	131,602	787,638
Trustmark Corp.	102,877	2,468,019
Umpqua Holdings Corp.	208,195	2,283,899
United Bankshares, Inc.	70,322	1,983,080
United Community Banks, Inc. *	152,030	258,451
ViewPoint Financial Group	31,360	397,488
Webster Financial Corp.	118,400	2,708,992
WesBanco, Inc.	44,198	833,132
Western Alliance Bancorp *	90,700	680,250
Whitney Holding Corp.	177,400	2,361,194

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wilmington Trust Corp.	160,700	703,866
Wintrust Financial Corp.	60,955	2,006,029

		102,510,319

Capital Goods 9.8%
A.O. Smith Corp.	63,495	2,718,221
AAON, Inc.	23,100	622,083
AAR CORP. *	71,597	1,918,084
Actuant Corp., Class A	124,748	3,459,262
Aerovironment, Inc. *	24,400	688,080
Aircastle Ltd.	101,800	1,081,116
Albany International Corp., Class A	60,600	1,366,530
American Science & Engineering, Inc.	15,700	1,365,900
Ameron International Corp.	15,500	1,069,035
Apogee Enterprises, Inc.	49,200	629,268
Applied Industrial Technologies, Inc.	68,466	2,167,634
ArvinMeritor, Inc. *	172,300	3,766,478
Astec Industries, Inc. *	32,695	984,120
AZZ, Inc.	22,600	906,034
Badger Meter, Inc.	24,303	996,180
Barnes Group, Inc.	76,840	1,522,969
Beacon Roofing Supply, Inc. *	92,382	1,677,657
Belden, Inc.	83,200	2,892,032
Blount International, Inc. *	62,762	942,058
Brady Corp., Class A	96,329	3,154,775
Briggs & Stratton Corp.	101,093	2,018,827
Broadwind Energy, Inc. (d)*	64,800	119,232
Ceradyne, Inc. *	47,012	1,665,635
Chart Industries, Inc. *	48,200	1,750,624
CIRCOR International, Inc.	28,200	1,138,998
Colfax Corp. *	60,400	1,125,856
Comfort Systems USA, Inc.	70,700	900,011
Cubic Corp.	26,015	1,268,231
Curtiss-Wright Corp.	83,900	2,911,330
DigitalGlobe, Inc. *	65,600	2,014,576
Encore Wire Corp.	31,541	707,938
Ener1, Inc. (d)*	65,600	252,560
EnerSys *	73,278	2,404,984
EnPro Industries, Inc. *	36,200	1,502,662
ESCO Technologies, Inc.	48,669	1,765,711
Esterline Technologies Corp. *	54,911	3,908,565
Force Protection, Inc. *	122,200	676,988
Franklin Electric Co., Inc.	38,518	1,582,319
GATX Corp.	84,800	2,819,600
GeoEye, Inc. *	35,100	1,401,192
Gibraltar Industries, Inc. *	48,272	532,440
Granite Construction, Inc.	61,900	1,599,496
Great Lakes Dredge & Dock Co.	73,200	608,292
Griffon Corp. *	77,421	901,180
H&E Equipment Services, Inc. *	49,431	574,388
HEICO Corp.	59,825	3,128,249
Hexcel Corp. *	177,783	3,381,433
II-VI, Inc. *	49,600	2,449,248
Insituform Technologies, Inc., Class A *	71,500	1,966,965
Interline Brands, Inc. *	53,034	1,125,912
John Bean Technologies Corp.	45,600	823,080
Kaman Corp.	42,349	1,246,543
Kaydon Corp.	59,535	2,304,600
Layne Christensen Co. *	39,911	1,260,389
Lindsay Corp. (d)	22,200	1,444,776
MasTec, Inc. *	97,573	1,485,061
Michael Baker Corp. *	13,900	422,004
Moog, Inc., Class A *	83,400	3,556,176
Mueller Industries, Inc.	74,724	2,443,475
Mueller Water Products, Inc., Class A	283,100	1,132,400
NACCO Industries, Inc., Class A	9,477	950,069
National Presto Industries, Inc.	8,600	1,100,972
Orbital Sciences Corp. *	114,336	1,950,572
Orion Marine Group, Inc. *	49,300	577,796
Polypore International, Inc. *	44,300	2,133,045
Powell Industries, Inc. *	16,000	606,560
Quanex Building Products Corp.	67,404	1,313,704
Raven Industries, Inc.	29,500	1,393,580
RBC Bearings, Inc. *	36,000	1,251,720
Robbins & Myers, Inc.	56,800	2,358,904
RSC Holdings, Inc. *	62,000	741,520
Rush Enterprises, Inc., Class A *	56,287	1,073,393
Simpson Manufacturing Co., Inc.	70,694	2,103,147
Sun Hydraulics Corp.	19,500	726,960
TAL International Group, Inc.	23,100	721,413
Taser International, Inc. *	107,100	448,749
Teledyne Technologies, Inc. *	66,300	3,136,653
Tennant Co.	31,200	1,258,608
The Gorman-Rupp Co.	25,700	816,746
The Manitowoc Co., Inc.	233,200	3,131,876
The Middleby Corp. *	33,052	2,703,984
The Toro Co.	55,135	3,353,311
Tredegar Corp.	39,900	746,529
Trinity Industries, Inc.	145,800	4,066,362
Triumph Group, Inc.	29,701	2,852,187
Tutor Perini Corp.	54,930	1,247,460
United Rentals, Inc. *	106,500	2,838,225
Universal Forest Products, Inc.	35,562	1,305,125
USG Corp. *	151,600	2,458,952
Vicor Corp.	23,900	352,047
Watts Water Technologies, Inc., Class A	57,807	2,079,318
WESCO International, Inc. *	74,700	4,186,935

		154,235,884

Commercial & Professional Supplies 3.7%
ABM Industries, Inc.	90,109	2,315,801
Acco Brands Corp. *	100,400	824,284
Administaff, Inc.	36,310	1,028,299
CBIZ, Inc. *	73,222	510,357
Cenveo, Inc. *	102,700	552,526
Consolidated Graphics, Inc. *	20,500	1,026,025
CoStar Group, Inc. *	37,883	2,132,055
Deluxe Corp.	94,146	2,301,870
EnergySolutions, Inc.	136,500	808,080
EnerNOC, Inc. (d)*	26,000	676,520
Ennis, Inc.	39,000	648,570
Exponent, Inc. *	25,300	929,016
G & K Services, Inc., Class A	29,330	918,909
Healthcare Services Group, Inc.	119,925	1,899,612
Heidrick & Struggles International, Inc.	37,300	999,267
Herman Miller, Inc.	104,200	2,514,346

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HNI Corp.	82,800	2,512,152
Huron Consulting Group, Inc. *	37,500	960,375
ICF International, Inc. *	20,900	503,794
Interface, Inc., Class A	99,400	1,615,250
Kelly Services, Inc., Class A *	46,723	919,275
Kforce, Inc. *	59,400	1,062,072
Knoll, Inc.	86,303	1,444,712
Korn/Ferry International *	78,461	1,835,987
M&F Worldwide Corp. *	19,070	460,159
McGrath Rentcorp	38,898	981,786
Mine Safety Appliances Co.	55,589	1,733,265
Mobile Mini, Inc. *	60,768	1,242,098
Navigant Consulting, Inc. *	91,948	936,950
Resources Connection, Inc.	79,350	1,590,174
School Specialty, Inc. *	26,093	340,514
Steelcase, Inc., Class A	142,042	1,451,669
Sykes Enterprises, Inc. *	80,693	1,571,900
Tetra Tech, Inc. *	112,700	2,608,441
The Advisory Board Co. *	25,476	1,260,043
The Brink’s Co.	88,000	2,376,000
The Corporate Executive Board Co.	65,100	2,529,786
The Geo Group, Inc. *	118,700	2,821,499
TrueBlue, Inc. *	80,576	1,374,627
UniFirst Corp.	26,335	1,468,440
United Stationers, Inc. *	40,567	2,526,513
Viad Corp.	33,896	797,573

		59,010,591

Consumer Durables & Apparel 3.2%
American Greetings Corp., Class A	74,111	1,610,432
Brunswick Corp.	149,600	2,980,032
Callaway Golf Co.	108,369	796,512
Carter’s, Inc. *	106,014	2,936,588
Columbia Sportswear Co.	18,919	1,153,681
Crocs, Inc. *	157,600	2,583,064
Deckers Outdoor Corp. *	68,800	5,049,232
Ethan Allen Interiors, Inc.	42,479	951,530
G-III Apparel Group Ltd. *	26,600	928,074
Helen of Troy Ltd. *	54,100	1,518,587
Iconix Brand Group, Inc. *	131,400	2,608,290
iRobot Corp. *	35,900	969,300
KB HOME	118,200	1,754,088
La-Z-Boy, Inc. *	94,800	788,736
Liz Claiborne, Inc. *	174,800	863,512
Maidenform Brands, Inc. *	40,700	1,047,618
Meritage Homes Corp. *	59,885	1,374,960
Polaris Industries, Inc.	57,223	4,401,593
Skechers U.S.A., Inc., Class A *	61,478	1,264,602
Standard Pacific Corp. *	179,000	787,600
Steven Madden Ltd. *	40,800	1,557,336
The Jones Group, Inc.	157,100	1,993,599
The Ryland Group, Inc.	76,500	1,361,700
The Timberland Co., Class A *	71,560	1,912,799
True Religion Apparel, Inc. *	46,600	957,630
Under Armour, Inc., Class A *	62,320	3,730,475
Volcom, Inc.	30,500	506,300
Wolverine World Wide, Inc.	86,736	2,762,541

		51,150,411

Consumer Services 4.1%
American Public Education, Inc. *	33,500	1,124,260
Ameristar Casinos, Inc.	55,075	845,952
Biglari Holdings, Inc. *	2,300	989,000
BJ’s Restaurants, Inc. *	38,900	1,374,337
Bob Evans Farms, Inc.	57,046	1,795,808
Boyd Gaming Corp. *	93,600	1,014,624
Bridgepoint Education, Inc. (d)*	25,600	467,456
Buffalo Wild Wings, Inc. *	31,900	1,396,263
California Pizza Kitchen, Inc. *	44,500	712,445
Capella Education Co. (d)*	26,700	1,528,575
CEC Entertainment, Inc. *	45,538	1,682,629
Churchill Downs, Inc.	16,261	673,368
Coinstar, Inc. *	57,100	2,363,369
Corinthian Colleges, Inc. (d)*	161,100	850,608
Cracker Barrel Old Country Store, Inc.	42,053	2,164,888
DineEquity, Inc. *	27,800	1,433,924
Domino’s Pizza, Inc. *	67,079	1,100,096
Gaylord Entertainment Co. *	94,335	3,145,129
Grand Canyon Education, Inc. *	41,000	741,690
Hillenbrand, Inc.	113,900	2,461,379
International Speedway Corp., Class A	56,300	1,628,759
Interval Leisure Group, Inc. *	72,800	1,140,776
Jack in the Box, Inc. *	101,588	2,228,841
K12, Inc. *	54,300	1,479,675
LIFE TIME FITNESS, Inc. *	76,177	3,037,939
Lincoln Educational Services Corp.	19,400	292,940
Matthews International Corp., Class A	55,784	1,976,985
Orient-Express Hotels Ltd., Class A *	104,600	1,271,936
P.F. Chang’s China Bistro, Inc.	40,742	1,875,762
Papa John’s International, Inc. *	47,855	1,373,438
Peet’s Coffee & Tea, Inc. *	23,900	912,024
Pinnacle Entertainment, Inc. *	107,285	1,617,858
Pre-Paid Legal Services, Inc. *	14,300	941,512
Regis Corp.	105,049	1,760,621
Ruby Tuesday, Inc. *	118,600	1,598,728
Scientific Games Corp., Class A *	119,500	1,233,240
Shuffle Master, Inc. *	98,600	1,019,031
Sonic Corp. *	99,229	951,606
Speedway Motorsports, Inc.	21,584	312,536
Steiner Leisure Ltd. *	31,609	1,400,911
Stewart Enterprises, Inc., Class A	144,000	918,720
Texas Roadhouse, Inc. *	84,696	1,407,647
The Cheesecake Factory, Inc. *	110,800	3,269,708
The Marcus Corp.	35,083	415,734
Universal Technical Institute, Inc.	38,600	704,450
Vail Resorts, Inc. *	53,871	2,588,502

		65,225,679

Diversified Financials 3.1%
American Capital Ltd. *	616,600	5,037,622
Ares Capital Corp.	278,130	4,669,803
BlackRock Kelso Capital Corp.	74,000	851,000
Cash America International, Inc.	53,870	2,167,190
Cohen & Steers, Inc.	30,628	867,079
Compass Diversified Holdings	49,000	846,230

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cowen Group, Inc., Class A *	48,400	219,252
Dollar Financial Corp. *	44,400	1,359,972
Duff & Phelps Corp., Class A	31,000	525,760
Encore Capital Group, Inc. *	24,700	561,925
Evercore Partners, Inc., Class A	25,500	823,650
EZCORP, Inc., Class A *	89,500	2,407,550
FBR Capital Markets Corp. *	54,200	203,250
Fifth Street Finance Corp.	92,800	1,223,104
First Cash Financial Services, Inc. *	46,500	1,534,035
GAMCO Investors, Inc., Class A	8,700	386,976
GFI Group, Inc.	119,868	613,724
Gleacher & Co., Inc. *	99,600	211,650
Hercules Technology Growth Capital, Inc.	65,400	686,700
Interactive Brokers Group, Inc., Class A	72,700	1,175,559
Investment Technology Group, Inc. *	80,465	1,482,970
KBW, Inc.	53,400	1,428,450
Knight Capital Group, Inc., Class A *	171,400	2,375,604
MarketAxess Holdings, Inc.	58,460	1,176,800
MCG Capital Corp.	122,300	831,640
MF Global Holdings Ltd. *	261,600	2,166,048
Nelnet, Inc., Class A	35,600	798,152
Oppenheimer Holdings, Inc., Class A	17,200	448,920
optionsXpress Holdings, Inc.	78,547	1,167,208
PHH Corp. *	99,363	2,373,782
PICO Holdings, Inc. *	41,600	1,288,768
Piper Jaffray Cos., Inc. *	29,439	1,230,550
Portfolio Recovery Associates, Inc. *	32,843	2,369,294
Prospect Capital Corp.	121,300	1,388,885
SWS Group, Inc.	49,100	229,788
The Student Loan Corp.	19,700	49,250
World Acceptance Corp. *	32,300	1,813,968

		48,992,108

Energy 6.8%
Alon USA Energy, Inc. (d)	59,700	466,257
Apco Oil & Gas International, Inc.	10,600	659,850
ATP Oil & Gas Corp. (d)*	74,400	1,261,824
Basic Energy Services, Inc. *	38,100	695,706
Berry Petroleum Co., Class A	81,500	3,803,605
Bill Barrett Corp. *	81,900	3,356,262
BPZ Resources, Inc. (d)*	179,900	1,034,425
Brigham Exploration Co. *	206,200	6,105,582
Bristow Group, Inc. *	65,987	3,397,671
Cal Dive International, Inc. *	144,500	887,230
Carrizo Oil & Gas, Inc. *	61,600	2,085,160
Clayton Williams Energy, Inc. *	11,000	975,150
Clean Energy Fuels Corp. *	65,900	782,233
Complete Production Services, Inc. *	120,700	3,372,358
Contango Oil & Gas Co. *	23,200	1,345,600
Crosstex Energy, Inc.	74,400	629,424
CVR Energy, Inc. *	67,800	1,174,296
Delek US Holdings, Inc.	73,400	611,422
Delta Petroleum Corp. *	237,300	171,805
Exterran Holdings, Inc. *	115,000	2,853,150
Frontier Oil Corp. *	192,500	4,004,000
General Maritime Corp. (d)	102,834	314,672
Global Industries Ltd. *	200,482	1,606,863
GMX Resources, Inc. (d)*	57,400	299,628
Goodrich Petroleum Corp. *	44,700	948,534
GulfMark Offshore, Inc., Class A *	39,000	1,499,550
Gulfport Energy Corp. *	50,300	1,204,182
Helix Energy Solutions Group, Inc. *	179,400	2,224,560
Hercules Offshore, Inc. *	196,600	650,746
Holly Corp.	75,800	3,719,506
Hornbeck Offshore Services, Inc. *	52,245	1,240,296
International Coal Group, Inc. *	309,168	2,859,804
ION Geophysical Corp. *	268,900	2,557,239
James River Coal Co. *	49,000	1,101,765
Key Energy Services, Inc. *	219,900	2,926,869
Lufkin Industries, Inc.	54,790	3,655,589
McMoRan Exploration Co. *	171,300	2,680,845
Newpark Resources, Inc. *	142,610	852,808
Nordic American Tanker Shipping Ltd. (d)	85,200	2,083,140
Northern Oil & Gas, Inc. *	66,800	1,841,676
Overseas Shipholding Group, Inc. (d)	47,800	1,588,872
Parker Drilling Co. *	265,065	1,150,382
Penn Virginia Corp.	83,478	1,450,848
Petroleum Development Corp. *	35,403	1,611,190
PetroQuest Energy, Inc. *	97,000	760,480
Pioneer Drilling Co. *	99,600	882,456
Rex Energy Corp. *	54,300	653,500
Rosetta Resources, Inc. *	96,300	3,847,185
RPC, Inc.	82,033	1,442,140
SEACOR Holdings, Inc.	41,000	4,333,290
Stone Energy Corp. *	77,168	1,794,156
Swift Energy Co. *	73,401	3,131,287
TETRA Technologies, Inc. *	138,774	1,575,085
USEC, Inc. *	184,023	1,021,328
Venoco, Inc. *	38,600	805,196
W&T Offshore, Inc.	63,200	1,286,120
Western Refining, Inc. *	53,822	655,552
Willbros Group, Inc. *	72,900	871,884
World Fuel Services Corp.	121,956	4,578,228

		107,380,461

Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	23,631	457,732
Nash Finch Co.	22,900	862,643
PriceSmart, Inc.	33,000	1,204,170
Rite Aid Corp. *	1,176,300	1,505,664
Ruddick Corp.	75,100	2,530,870
The Andersons, Inc.	30,600	1,186,668
United Natural Foods, Inc. *	79,582	2,944,534
Village Super Market, Inc., Class A	11,400	358,074
Weis Markets, Inc.	20,000	790,600
Winn-Dixie Stores, Inc. *	90,300	576,114

		12,417,069

Food, Beverage & Tobacco 1.7%
Alliance One International, Inc. *	163,900	627,737

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
B&G Foods, Inc.	87,100	1,169,753
Cal-Maine Foods, Inc.	22,300	632,428
Chiquita Brands International, Inc. *	74,202	1,144,195
Coca-Cola Bottling Co.	2,200	118,844
Darling International, Inc. *	150,900	2,044,695
Diamond Foods, Inc.	39,000	1,941,030
Dole Food Co., Inc. (d)*	65,900	921,282
Fresh Del Monte Produce, Inc.	77,200	2,041,940
J & J Snack Foods Corp.	24,900	1,057,503
National Beverage Corp.	17,401	234,043
Sanderson Farms, Inc. (d)	35,700	1,467,627
Smart Balance, Inc. *	112,100	448,961
Snyders-Lance, Inc.	59,000	1,223,660
The Boston Beer Co., Inc., Class A *	17,300	1,557,173
The Hain Celestial Group, Inc. *	67,831	1,806,340
Tootsie Roll Industries, Inc.	47,846	1,323,420
TreeHouse Foods, Inc. *	63,600	3,043,260
Universal Corp.	45,445	1,721,911
Vector Group Ltd. (d)	97,182	1,555,884

		26,081,686

Health Care Equipment & Services 6.5%
Abaxis, Inc. *	40,500	1,067,175
Accuray, Inc. *	83,400	713,904
Air Methods Corp. *	20,100	1,029,924
Align Technology, Inc. *	120,000	2,499,600
American Medical Systems Holdings, Inc. *	136,925	2,672,776
AMERIGROUP Corp. *	94,000	4,922,780
AmSurg Corp. *	51,900	1,093,533
Analogic Corp.	27,554	1,407,183
AngioDynamics, Inc. *	37,400	605,693
athenahealth, Inc. *	62,000	2,662,280
Bio-Reference Laboratories, Inc. *	41,400	955,926
Centene Corp. *	88,392	2,450,226
Chemed Corp.	40,100	2,495,423
Computer Programs & Systems, Inc.	18,000	934,200
Conceptus, Inc. *	54,300	733,322
CONMED Corp. *	51,500	1,344,665
CorVel Corp. *	13,300	671,384
Cyberonics, Inc. *	41,500	1,359,125
Dexcom, Inc. *	93,100	1,313,176
Emergency Medical Services Corp., Class A *	51,200	3,456,000
Emeritus Corp. *	47,800	912,980
Ensign Group, Inc.	18,500	446,960
Genoptix, Inc. *	31,600	788,736
Gentiva Health Services, Inc. *	53,896	1,240,686
Greatbatch, Inc. *	41,000	965,550
Haemonetics Corp. *	47,100	2,794,914
Hanger Orthopedic Group, Inc. *	58,300	1,198,065
Healthspring, Inc. *	100,544	3,055,532
Healthways, Inc. *	74,863	896,110
Hill-Rom Holdings, Inc.	115,300	4,666,191
HMS Holdings Corp. *	49,600	3,191,264
ICU Medical, Inc. *	22,600	882,756
Immucor, Inc. *	129,000	2,550,330
Insulet Corp. *	67,700	1,152,931
Integra LifeSciences Holdings *	37,748	1,750,752
Invacare Corp.	54,211	1,498,392
IPC The Hospitalist Co. *	24,900	924,537
Kindred Healthcare, Inc. *	71,892	1,345,099
Landauer, Inc.	16,700	969,435
LHC Group, Inc. *	26,400	702,240
Magellan Health Services, Inc. *	62,000	3,001,420
MAKO Surgical Corp. *	29,900	464,048
MedAssets, Inc. *	80,500	1,580,215
Medidata Solutions, Inc. *	29,300	731,035
Meridian Bioscience, Inc.	72,150	1,582,971
Merit Medical Systems, Inc. *	51,666	763,107
Molina Healthcare, Inc. *	24,000	735,840
MWI Veterinary Supply, Inc. *	22,500	1,398,600
National Healthcare Corp.	19,188	849,453
Natus Medical, Inc. *	52,200	786,132
Neogen Corp. *	40,950	1,472,562
NuVasive, Inc. *	70,300	1,964,533
NxStage Medical, Inc. *	35,900	863,036
Omnicell, Inc. *	58,300	812,411
PharMerica Corp. *	58,664	663,490
PSS World Medical, Inc. *	103,066	2,456,063
Quidel Corp. *	50,700	688,506
RehabCare Group, Inc. *	45,400	1,115,024
SonoSite, Inc. *	25,900	869,204
Sun Healthcare Group, Inc. *	25,966	324,445
SurModics, Inc. *	39,919	471,044
Triple-S Management Corp., Class B *	37,900	699,634
Universal American Financial Corp.	79,202	1,599,088
Volcano Corp. *	89,600	2,352,896
WellCare Health Plans, Inc. *	74,600	2,230,540
West Pharmaceutical Services, Inc.	58,465	2,338,015
Wright Medical Group, Inc. *	69,300	1,029,798
Zoll Medical Corp. *	37,700	1,558,895

		101,723,760

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	112,700	1,068,396
Elizabeth Arden, Inc. *	42,598	1,090,083
Inter Parfums, Inc.	26,000	463,840
Nu Skin Enterprises, Inc., Class A	93,622	2,816,150
Prestige Brands Holdings, Inc. *	71,300	787,152
Revlon, Inc., Class A *	22,402	218,195
Synutra International, Inc. (d)*	24,300	287,226
USANA Health Sciences, Inc. *	10,400	394,368
WD-40 Co.	29,500	1,161,415

		8,286,825

Insurance 3.2%
Alterra Capital Holdings Ltd.	185,284	3,992,870
American Equity Investment Life Holding Co.	107,264	1,360,107
AmTrust Financial Services, Inc.	40,705	753,450
Argo Group International Holdings Ltd.	56,938	2,028,132
Baldwin & Lyons, Inc., Class B	4,900	110,103
CNA Surety Corp. *	37,000	889,110

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CNO Financial Group, Inc. *	454,400	2,876,352
Delphi Financial Group, Inc., Class A	87,280	2,511,918
Donegal Group, Inc., Class A	18,320	237,244
eHealth, Inc. *	42,900	519,090
Employers Holdings, Inc.	82,000	1,376,780
Enstar Group Ltd. *	15,394	1,274,161
FBL Financial Group, Inc., Class A	27,168	755,542
Flagstone Reinsurance Holdings S.A.	30,529	374,286
Global Indemnity plc *	22,055	439,225
Greenlight Capital Re Ltd., Class A *	55,389	1,565,847
Harleysville Group, Inc.	25,863	913,740
Hilltop Holdings, Inc. *	73,739	723,380
Horace Mann Educators Corp.	78,278	1,352,644
Infinity Property & Casualty Corp.	24,692	1,475,100
MBIA, Inc. *	290,700	3,110,490
Meadowbrook Insurance Group, Inc.	105,100	997,399
Montpelier Re Holdings Ltd.	115,000	2,282,750
National Financial Partners Corp. *	63,200	801,376
National Interstate Corp.	22,008	462,608
National Western Life Insurance Co., Class A	4,494	777,372
OneBeacon Insurance Group Ltd., Class A	44,200	607,750
Protective Life Corp.	157,400	4,339,518
RLI Corp.	29,455	1,586,741
Safety Insurance Group, Inc.	26,870	1,278,743
Selective Insurance Group, Inc.	91,014	1,618,229
State Auto Financial Corp.	33,956	517,829
The Navigators Group, Inc. *	22,485	1,100,416
Tower Group, Inc.	74,065	1,928,653
United Fire & Casualty Co.	37,200	745,674
Unitrin, Inc.	88,100	2,370,771

		50,055,400

Materials 4.8%
A. Schulman, Inc.	57,609	1,229,952
Allied Nevada Gold Corp. *	126,500	3,344,660
AMCOL International Corp.	45,652	1,365,908
Arch Chemicals, Inc.	44,572	1,615,289
Balchem Corp.	51,500	1,732,975
Brush Engineered Materials, Inc. *	37,200	1,301,256
Buckeye Technologies, Inc.	71,300	1,793,908
Calgon Carbon Corp. *	96,700	1,378,942
Carpenter Technology Corp.	78,900	3,246,735
Century Aluminum Co. *	105,500	1,568,785
Clearwater Paper Corp. *	20,900	1,652,772
Coeur d’Alene Mines Corp. *	160,950	3,763,011
Deltic Timber Corp.	19,104	1,146,049
Eagle Materials, Inc.	77,890	2,258,810
Ferro Corp. *	158,300	2,440,986
Graphic Packaging Holding Co. *	94,715	449,896
H.B. Fuller Co.	89,516	2,040,070
Haynes International, Inc.	22,825	1,112,034
Hecla Mining Co. *	439,400	3,954,600
Horsehead Holding Corp. *	79,700	1,012,987
Innophos Holdings, Inc.	32,500	1,078,025
Kaiser Aluminum Corp.	23,850	1,137,884
KapStone Paper & Packaging Corp. *	61,000	1,038,830
Koppers Holdings, Inc.	36,500	1,404,520
Louisiana-Pacific Corp. *	229,100	2,300,164
Minerals Technologies, Inc.	33,561	2,115,014
NewMarket Corp.	17,700	2,245,422
Olin Corp.	144,500	2,813,415
OM Group, Inc. *	54,500	1,971,810
P.H. Glatfelter Co.	83,900	1,009,317
PolyOne Corp. *	170,175	2,237,801
RTI International Metals, Inc. *	55,166	1,593,746
Schnitzer Steel Industries, Inc., Class A	39,200	2,418,640
Schweitzer-Mauduit International, Inc.	32,600	1,954,696
Sensient Technologies Corp.	90,025	3,052,748
Stepan Co.	12,900	935,508
Stillwater Mining Co. *	83,541	1,811,169
Texas Industries, Inc.	51,051	2,028,256
Wausau Paper Corp.	73,820	632,637
Westlake Chemical Corp.	32,200	1,246,784
Worthington Industries, Inc.	107,160	2,036,040
Zep, Inc.	39,700	717,379

		76,189,430

Media 1.0%
Arbitron, Inc.	48,856	2,036,807
Ascent Media Corp., Class A *	25,200	958,608
Belo Corp., Class A *	166,000	1,118,840
CKX, Inc. *	138,371	440,020
Harte-Hanks, Inc.	71,716	894,298
Knology, Inc. *	54,100	791,483
Meredith Corp.	64,700	2,180,390
National CineMedia, Inc.	75,300	1,328,292
Scholastic Corp.	46,969	1,396,388
The E.W. Scripps Co., Class A *	53,300	483,964
Valassis Communications, Inc. *	88,600	2,688,124
Warner Music Group Corp. *	113,786	595,101
World Wrestling Entertainment, Inc., Class A	49,000	590,450

		15,502,765

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Acorda Therapeutics, Inc. *	70,100	1,538,695
Affymax, Inc. *	17,300	115,218
Affymetrix, Inc. *	130,700	633,895
Alkermes, Inc. *	178,142	2,299,813
Allos Therapeutics, Inc. *	133,800	449,568
Alnylam Pharmaceuticals, Inc. *	64,800	669,060
AMAG Pharmaceuticals, Inc. *	38,000	676,400
Auxilium Pharmaceuticals, Inc. *	86,700	1,967,223
Cadence Pharmaceuticals, Inc. (d)*	45,500	353,307
Celera Corp. *	149,817	926,618
Cell Therapeutics, Inc. *	1,056,700	369,845
Cepheid, Inc. *	107,800	2,561,328
Clinical Data, Inc. (d)*	26,300	782,162
Cubist Pharmaceuticals, Inc. *	109,332	2,398,744
Dionex Corp. *	31,844	3,756,955
Emergent Biosolutions, Inc. *	27,700	588,348

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Enzon Pharmaceuticals, Inc. *	107,400	1,202,880
Exelixis, Inc. *	188,972	1,638,387
Genomic Health, Inc. (d)*	24,900	554,523
Geron Corp. *	197,200	966,280
Halozyme Therapeutics, Inc. *	128,100	854,427
ImmunoGen, Inc. (d)*	122,600	1,012,676
Impax Laboratories, Inc. *	113,300	2,630,826
Incyte Corp. *	215,463	3,175,925
Inspire Pharmaceuticals, Inc. *	113,500	448,325
InterMune, Inc. *	80,100	2,993,337
Isis Pharmaceuticals, Inc. *	181,000	1,647,100
Lexicon Pharmaceuticals, Inc. *	277,500	468,975
Luminex Corp. *	75,800	1,287,084
MannKind Corp. (d)*	112,100	534,717
Martek Biosciences Corp. *	66,676	2,094,293
Medicis Pharmaceutical Corp., Class A	109,449	2,783,288
Medivation, Inc. *	61,000	858,880
Micromet, Inc. *	114,000	733,020
Momenta Pharmaceuticals, Inc. *	72,244	924,001
Nektar Therapeutics *	171,871	1,926,674
Opko Health, Inc. *	79,700	310,830
Optimer Pharmaceuticals, Inc. *	60,900	669,900
Par Pharmaceutical Cos., Inc. *	68,880	2,460,394
PAREXEL International Corp. *	107,018	2,483,888
Pharmasset, Inc. *	51,100	2,476,306
Rigel Pharmaceuticals, Inc. *	95,300	640,892
Savient Pharmaceuticals, Inc. *	122,600	1,131,598
Seattle Genetics, Inc. *	155,298	2,545,334
Targacept, Inc. *	29,600	762,496
The Medicines Co. *	94,108	1,475,613
Theravance, Inc. *	112,438	2,365,696
ViroPharma, Inc. *	138,474	2,270,974
VIVUS, Inc. *	148,200	1,326,390
XenoPort, Inc. *	55,800	439,704

		70,182,812

Real Estate 6.2%
Acadia Realty Trust	73,136	1,351,553
Alexander’s, Inc.	3,610	1,460,931
American Campus Communities, Inc.	117,800	3,809,652
Ashford Hospitality Trust *	91,000	887,250
BioMed Realty Trust, Inc.	230,834	4,120,387
Brandywine Realty Trust	236,530	2,743,748
CBL & Associates Properties, Inc.	253,606	4,326,518
Colonial Properties Trust	143,100	2,746,089
Cousins Properties, Inc.	187,973	1,601,530
DCT Industrial Trust, Inc.	381,400	2,112,956
DiamondRock Hospitality Co. *	271,117	3,288,649
DuPont Fabros Technology, Inc.	103,300	2,367,636
EastGroup Properties, Inc.	50,490	2,200,859
Entertainment Properties Trust	84,355	3,882,861
Equity Lifestyle Properties, Inc.	55,859	3,177,260
Equity One, Inc.	62,637	1,168,180
Extra Space Storage, Inc.	157,758	3,033,686
First Potomac Realty Trust	62,700	1,009,470
Forestar Group, Inc. *	71,600	1,336,056
Franklin Street Properties Corp.	124,565	1,867,229
Getty Realty Corp.	36,542	1,061,180
Healthcare Realty Trust, Inc.	112,681	2,366,301
Hersha Hospitality Trust	218,100	1,437,279
Home Properties, Inc.	65,765	3,661,795
Inland Real Estate Corp.	130,436	1,210,446
Investors Real Estate Trust	135,100	1,207,794
Kilroy Realty Corp.	95,600	3,646,184
LaSalle Hotel Properties	132,726	3,685,801
Lexington Realty Trust	203,184	1,720,969
LTC Properties, Inc.	43,067	1,177,452
Medical Properties Trust, Inc.	201,200	2,209,176
Mid-America Apartment Communities, Inc.	58,952	3,758,190
National Health Investors, Inc.	50,768	2,321,621
Parkway Properties, Inc.	39,800	672,620
Pennsylvania Real Estate Investment Trust	92,112	1,258,250
Post Properties, Inc.	89,167	3,301,854
Potlatch Corp.	73,203	2,719,492
PS Business Parks, Inc.	33,238	1,934,784
Sabra Health Care REIT, Inc.	25,966	483,227
Saul Centers, Inc.	25,300	1,197,955
Sovran Self Storage, Inc.	50,526	1,942,219
Sun Communities, Inc.	30,800	1,020,096
Sunstone Hotel Investors, Inc. *	180,610	1,844,028
Tejon Ranch Co. *	21,292	560,405
U-Store-It Trust	143,500	1,386,210
Universal Health Realty Income Trust	21,900	796,065
Urstadt Biddle Properties, Class A	39,400	764,754

		97,838,647

Retailing 4.5%
99 Cents Only Stores *	80,806	1,204,009
AnnTaylor Stores Corp. *	108,000	2,388,960
Asbury Automotive Group, Inc. *	59,400	1,093,554
Barnes & Noble, Inc. (d)	72,900	1,148,175
bebe stores, Inc.	43,149	242,282
Blue Nile, Inc. (d)*	26,800	1,523,580
Brown Shoe Co., Inc.	71,175	901,787
Cabela’s, Inc. *	74,236	1,848,476
Charming Shoppes, Inc. *	212,600	661,186
Citi Trends, Inc. *	27,000	618,300
Coldwater Creek, Inc. *	106,700	310,497
Collective Brands, Inc. *	114,500	2,331,220
Dillard’s, Inc., Class A	87,600	3,479,472
DSW, Inc., Class A *	22,700	755,683
Fred’s, Inc., Class A	71,500	960,245
Genesco, Inc. *	41,744	1,549,955
Group 1 Automotive, Inc.	44,500	1,683,880
hhgregg, Inc. *	30,400	557,232
Hibbett Sports, Inc. *	52,775	1,689,856
HSN, Inc. *	65,300	1,838,848
Jo-Ann Stores, Inc. *	49,300	2,974,269
Jos. A. Bank Clothiers, Inc. *	50,418	2,154,361
Lumber Liquidators Holdings, Inc. *	28,500	796,290
Monro Muffler Brake, Inc.	56,550	1,870,674
NutriSystem, Inc.	54,548	1,034,230
OfficeMax, Inc. *	154,000	2,474,780
Orbitz Worldwide, Inc. *	77,000	395,010
Penske Automotive Group, Inc. *	69,116	1,168,060
PetMed Express, Inc. (d)	42,100	635,289

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pier 1 Imports, Inc. *	211,900	1,985,503
Pool Corp.	90,077	2,196,077
Rent-A-Center, Inc.	117,105	3,482,703
Retail Ventures, Inc. *	43,500	655,980
Saks, Inc. *	293,500	3,439,820
Select Comfort Corp. *	99,200	1,007,872
Shutterfly, Inc. *	38,300	1,275,007
Sonic Automotive, Inc., Class A	56,100	698,445
Stage Stores, Inc.	73,327	1,136,569
Stein Mart, Inc.	48,000	376,080
Systemax, Inc. *	20,600	281,396
The Buckle, Inc.	46,864	1,675,388
The Cato Corp., Class A	54,604	1,334,522
The Children’s Place Retail Stores, Inc. *	50,413	2,111,801
The Finish Line, Inc., Class A	98,219	1,511,590
The Men’s Wearhouse, Inc.	96,000	2,516,160
The Pep Boys - Manny, Moe & Jack	85,700	1,194,658
The Talbots, Inc. *	128,200	699,972
Ulta Salon, Cosmetics & Fragrance, Inc. *	51,300	1,900,152
Zumiez, Inc. *	38,400	891,648

		70,661,503

Semiconductors & Semiconductor Equipment 4.4%
Advanced Energy Industries, Inc. *	72,700	1,122,851
Amkor Technology, Inc. *	239,118	1,946,421
Applied Micro Circuits Corp. *	122,565	1,206,040
ATMI, Inc. *	60,254	1,241,232
Brooks Automation, Inc. *	118,431	1,390,380
Cabot Microelectronics Corp. *	41,400	1,867,554
Cavium Networks, Inc. *	67,500	2,668,950
Cirrus Logic, Inc. *	120,100	2,525,703
Cymer, Inc. *	53,365	2,593,005
Diodes, Inc. *	64,181	1,652,019
Energy Conversion Devices, Inc. (d)*	81,763	333,593
Entegris, Inc. *	239,100	1,829,115
Fairchild Semiconductor International, Inc. *	219,500	3,907,100
FEI Co. *	66,400	1,809,400
FormFactor, Inc. *	91,473	782,094
GT Solar International, Inc. *	51,600	569,922
Hittite Microwave Corp. *	38,609	2,308,046
Integrated Device Technology, Inc. *	302,500	1,929,950
International Rectifier Corp. *	131,350	4,207,140
Kulicke & Soffa Industries, Inc. *	127,500	1,243,125
LDK Solar Co., Ltd. ADR (d)*	68,700	859,437
Micrel, Inc.	76,505	1,024,402
Microsemi Corp. *	150,719	3,389,670
MKS Instruments, Inc. *	91,099	2,615,452
Monolithic Power Systems *	64,200	941,814
Netlogic Microsystems, Inc. *	93,900	3,273,354
OmniVision Technologies, Inc. *	70,973	1,833,233
Power Integrations, Inc.	53,262	1,966,966
RF Micro Devices, Inc. *	493,304	3,315,003
Semtech Corp. *	113,429	2,476,722
Standard Microsystems Corp. *	39,792	956,998
Tessera Technologies, Inc. *	91,590	1,586,339
TriQuint Semiconductor, Inc. *	279,900	3,683,484
Veeco Instruments, Inc. (d)*	70,900	3,067,134
Volterra Semiconductor Corp. *	46,400	1,153,040
Zoran Corp. *	88,924	843,889

		70,120,577

Software & Services 7.1%
ACI Worldwide, Inc. *	60,759	1,609,506
Acxiom Corp. *	145,476	2,506,551
Advent Software, Inc. *	56,228	1,662,100
Ariba, Inc. *	152,500	4,283,725
Blackbaud, Inc.	88,469	2,325,850
Blackboard, Inc. *	61,761	2,400,032
Bottomline Technologies, Inc. *	54,700	1,254,271
CACI International, Inc., Class A *	55,300	3,068,597
CommVault Systems, Inc. *	77,500	2,393,975
comScore, Inc. *	44,600	1,068,616
Constant Contact, Inc. *	36,500	1,021,635
Convergys Corp. *	231,900	3,302,256
CSG Systems International, Inc. *	62,600	1,217,570
DealerTrack Holdings, Inc. *	73,036	1,443,557
Deltek, Inc. *	43,700	310,707
Digital River, Inc. *	71,100	2,256,714
EarthLink, Inc.	193,881	1,653,805
Ebix, Inc. (d)*	55,600	1,253,780
Epicor Software Corp. *	124,700	1,291,892
EPIQ Systems, Inc.	63,600	817,260
Euronet Worldwide, Inc. *	90,036	1,646,758
Exlservice Holdings, Inc. *	19,300	367,858
Fair Isaac Corp.	86,700	2,200,446
Forrester Research, Inc.	25,317	902,298
Global Cash Access Holdings, Inc. *	109,600	334,280
GSI Commerce, Inc. *	108,000	2,488,320
Heartland Payment Systems, Inc.	68,900	1,088,620
iGATE Corp.	43,340	667,436
InfoSpace, Inc. *	65,100	532,518
j2 Global Communications, Inc. *	81,728	2,255,693
JDA Software Group, Inc. *	65,369	1,972,836
Lawson Software, Inc. *	254,500	2,392,300
LogMeIn, Inc. *	16,800	647,304
Manhattan Associates, Inc. *	41,947	1,237,856
MAXIMUS, Inc.	32,574	2,210,146
Mentor Graphics Corp. *	193,267	2,461,255
MicroStrategy, Inc., Class A *	15,662	1,665,810
ModusLink Global Solutions, Inc. *	84,200	516,146
NCI, Inc., Class A *	16,700	350,700
NetScout Systems, Inc. *	59,100	1,354,572
NetSuite, Inc. *	25,000	673,250
NIC, Inc.	94,200	963,666
OpenTable, Inc. *	21,600	1,698,192
Pegasystems, Inc.	25,800	881,844
Progress Software Corp. *	114,420	3,276,989
Radiant Systems, Inc. *	50,600	923,450
RealNetworks, Inc. *	139,430	524,257
RightNow Technologies, Inc. *	42,700	1,107,211
Rosetta Stone, Inc. *	17,600	331,056
Sapient Corp.	212,363	2,537,738
SAVVIS, Inc. *	66,200	2,036,974
Sourcefire, Inc. *	40,200	989,322
SRA International, Inc., Class A *	79,295	2,115,591

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SuccessFactors, Inc. *	119,700	3,485,664
Synchronoss Technologies, Inc. *	30,100	856,646
Syntel, Inc.	22,283	1,242,723
Take-Two Interactive Software, Inc. *	149,304	1,862,567
Taleo Corp., Class A *	70,600	2,079,876
TeleCommunication Systems, Inc., Class A *	65,700	268,713
TeleTech Holdings, Inc. *	54,400	1,164,704
Terremark Worldwide, Inc. *	119,100	2,255,754
The Ultimate Software Group, Inc. *	50,800	2,468,880
TiVo, Inc. *	199,503	1,929,194
TNS, Inc. *	47,300	836,264
Tyler Technologies, Inc. *	45,200	937,900
Unisys Corp. *	76,350	2,162,996
United Online, Inc.	181,487	1,283,113
ValueClick, Inc. *	155,200	2,174,352
Websense, Inc. *	75,404	1,444,741
Wright Express Corp. *	76,676	3,628,308

		112,577,486

Technology Hardware & Equipment 6.5%
Acme Packet, Inc. *	78,800	4,237,864
ADTRAN, Inc.	102,905	4,232,483
Anixter International, Inc.	53,100	3,359,637
Arris Group, Inc. *	249,860	3,118,253
Aruba Networks, Inc. *	110,600	2,383,430
Aviat Networks, Inc. *	108,400	562,596
Avid Technology, Inc. *	50,405	839,243
Benchmark Electronics, Inc. *	118,494	2,250,201
Black Box Corp.	29,892	1,051,899
Blue Coat Systems, Inc. *	74,600	2,149,226
Brightpoint, Inc. *	127,995	1,161,555
Checkpoint Systems, Inc. *	71,644	1,480,881
Ciena Corp. *	168,400	3,709,852
Cognex Corp.	68,609	2,150,206
Coherent, Inc. *	46,951	2,514,226
Compellent Technologies, Inc. *	41,800	1,159,114
Comtech Telecommunications Corp.	52,000	1,459,120
DG Fastchannel, Inc. *	44,100	1,208,781
DTS, Inc. *	32,200	1,443,204
Echelon Corp. *	52,300	475,930
Electronics for Imaging, Inc. *	72,409	1,084,687
Emulex Corp. *	143,390	1,636,080
Finisar Corp. *	114,700	3,819,510
Harmonic, Inc. *	166,800	1,407,792
Imation Corp. *	49,813	503,111
Infinera Corp. *	80,700	591,935
Insight Enterprises, Inc. *	84,400	1,174,848
InterDigital, Inc. *	80,294	3,866,156
Intermec, Inc. *	104,240	1,184,166
IPG Photonics Corp. *	45,118	1,563,339
Ixia *	93,564	1,471,762
L-1 Identity Solutions, Inc. *	139,384	1,662,851
Littelfuse, Inc.	40,000	2,051,200
Loral Space & Communications, Inc. *	16,800	1,251,096
Maxwell Technologies, Inc. *	48,100	865,800
Methode Electronics, Inc.	67,200	794,304
MTS Systems Corp.	30,175	1,128,998
Multi-Fineline Electronix, Inc. *	18,600	537,540
NETGEAR, Inc. *	64,300	2,228,317
OSI Systems, Inc. *	32,300	1,227,077
Park Electrochemical Corp.	37,800	1,151,388
Plantronics, Inc.	90,393	3,199,912
Plexus Corp. *	73,762	1,994,524
Quantum Corp. *	391,800	1,053,942
Rofin-Sinar Technologies, Inc. *	50,236	1,964,228
Rogers Corp. *	30,267	1,294,822
Sanmina-SCI Corp. *	144,600	2,173,338
ScanSource, Inc. *	48,378	1,751,767
Smart Modular Technologies (WWH), Inc. *	91,300	617,188
Sonus Networks, Inc. *	559,358	1,538,235
STEC, Inc. (d)*	59,200	1,213,008
Stratasys, Inc. *	37,300	1,232,019
Super Micro Computer, Inc. *	42,800	602,410
Sycamore Networks, Inc.	35,711	744,931
Synaptics, Inc. *	63,300	1,801,518
SYNNEX Corp. *	37,900	1,265,481
Tekelec *	123,827	1,420,915
TTM Technologies, Inc. *	79,400	1,262,460
Universal Display Corp. *	58,000	1,962,720
ViaSat, Inc. *	72,919	3,164,320
Xyratex Ltd. *	54,200	722,486

		103,129,882

Telecommunication Services 0.9%
AboveNet, Inc.	33,400	1,989,304
Alaska Communication Systems Group, Inc.	75,300	692,760
Atlantic Tele-Network, Inc.	17,400	649,890
Cbeyond, Inc. *	45,800	670,970
Cincinnati Bell, Inc. *	373,345	1,064,033
Cogent Communications Group, Inc. *	82,000	1,118,480
Consolidated Communications Holdings, Inc.	42,200	749,050
Global Crossing Ltd. *	68,324	910,759
Hughes Communications, Inc. *	17,500	1,067,850
Leap Wireless International, Inc. *	109,600	1,532,208
Neutral Tandem, Inc. *	61,700	932,904
NTELOS Holdings Corp.	55,600	1,120,896
PAETEC Holding Corp. *	233,100	920,745
Premiere Global Services, Inc. *	118,800	740,124
Shenandoah Telecommunications Co.	43,500	727,755

		14,887,728

Transportation 3.1%
AirTran Holdings, Inc. *	247,498	1,829,010
Alaska Air Group, Inc. *	64,809	3,839,285
Alexander & Baldwin, Inc.	74,000	2,968,880
Allegiant Travel Co.	27,900	1,298,466
AMERCO *	9,104	828,555
Arkansas Best Corp.	46,272	1,182,250
Atlas Air Worldwide Holdings, Inc. *	37,000	1,879,970
Avis Budget Group, Inc. *	187,600	2,596,384

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Con-way, Inc.	98,400	3,347,568
Dollar Thrifty Automotive Group, Inc. *	50,800	2,464,816
Excel Maritime Carriers Ltd. (d)*	54,600	247,338
Forward Air Corp.	48,682	1,358,715
Genco Shipping & Trading Ltd. *	28,100	324,836
Genesee & Wyoming, Inc., Class A *	75,372	3,900,501
Heartland Express, Inc.	96,800	1,551,220
Hub Group, Inc., Class A *	69,692	2,423,888
JetBlue Airways Corp. *	357,600	2,145,600
Marten Transport Ltd.	29,602	630,819
Old Dominion Freight Line, Inc. *	76,483	2,460,458
Seaspan Corp.	84,200	1,204,902
SkyWest, Inc.	95,412	1,435,950
US Airways Group, Inc. *	296,400	2,940,288
UTI Worldwide, Inc.	184,400	4,038,360
Werner Enterprises, Inc.	80,543	1,985,385

		48,883,444

Utilities 2.7%
ALLETE, Inc.	54,590	2,014,917
American States Water Co.	34,100	1,159,400
Avista Corp.	97,412	2,206,382
Black Hills Corp.	74,998	2,325,688
California Water Service Group	34,987	1,277,026
CH Energy Group, Inc.	26,297	1,278,297
Dynegy, Inc. (d)*	185,600	1,167,424
El Paso Electric Co. *	77,416	2,086,361
IDACORP, Inc.	87,700	3,277,349
MGE Energy, Inc.	42,560	1,732,192
Northwest Natural Gas Co.	48,795	2,174,305
NorthWestern Corp.	65,912	1,861,355
Otter Tail Corp.	63,309	1,435,215
PNM Resources, Inc.	159,500	2,078,285
Portland General Electric Co.	138,300	3,089,622
SJW Corp.	19,400	474,136
South Jersey Industries, Inc.	54,860	2,865,886
Southwest Gas Corp.	82,696	3,079,599
The Empire District Electric Co.	66,300	1,426,776
The Laclede Group, Inc.	45,677	1,735,726
UIL Holdings Corp.	69,010	2,083,412
Unisource Energy Corp.	63,517	2,274,544

		43,103,897

Total Common Stock
(Cost $1,233,913,618)		1,528,860,761

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Corporate Bond 0.0% of net assets

Finance 0.0%

Finance Company 0.0%
GAMCO Investors, Inc.
0.00%, 12/31/15 (e)	27,800	16,961

Total Corporate Bond
(Cost $27,840)		16,961

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (b)(c)*	138,800	—

Total Rights
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 3.1% of net assets

Time Deposit 2.9%
Wells Fargo
0.03%, 02/01/11	45,492,246	45,492,246

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.08%, 03/17/11 (a)	250,000	249,976
0.09%, 03/17/11 (a)	100,000	99,989
0.10%, 03/17/11 (a)	800,000	799,905
0.12%, 03/17/11 (a)	400,000	399,941
0.13%, 03/17/11 (a)	50,000	49,992
0.14%, 03/17/11 (a)	650,000	649,891
0.15%, 03/17/11 (a)	600,000	599,894

		2,849,588

Total Short-Term Investments
(Cost $48,341,834)		48,341,834

End of Investments.

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.6% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	25,897,739	25,897,739

Total Collateral Invested for Securities on Loan
(Cost $25,897,739)		25,897,739

End of collateral invested for securities on loan.

At 01/31/11 tax basis cost of the fund’s investments was $1,290,915,612 and the unrealized appreciation and depreciation were $404,291,105 and ($117,987,161), respectively, with a net unrealized appreciation of $286,303,944.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Zero Coupon Bond.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 03/18/11	600	46,812,000	(359,573)

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,479,868,653	$—	$—	$1,479,868,653
Diversified Financials	48,942,858	—	49,250	48,992,108
Corporate Bonds(a)	—	16,961	—	16,961
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	48,341,834	—	48,341,834

Total	$1,528,811,511	$48,358,795	$49,250	$1,577,219,556

Other Financial Instruments
Collateral Invested for Securities on Loan	25,897,739	—	—	25,897,739

Liabilities Valuation Input

Other Financial Instruments
Futures Contract*	($359,573)	$—	$—	($359,573)

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.

(a)	As categorized in complete schedule of holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	January 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock	$—	$—	$—	$49,250	$—	$—	$—	$49,250

Total	$—	$—	$—	$49,250	$—	$—	$—	$49,250

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46818JAN11

12

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.2%		Common Stock	1,287,601,285	1,650,923,629
0.0%		Corporate Bond	10,240	6,223
0.0%		Rights	—	—
1.9%		Short-Term Investments	32,000,454	32,000,454

100.1%		Total Investments	1,319,611,979	1,682,930,306
0.4%		Collateral Invested for Securities on Loan	6,038,014	6,038,014
(0	.5)%	Other Assets and Liabilities, Net		(7,766,448)

100.0%		Net Assets		1,681,201,872

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	5,300	75,790
BorgWarner, Inc. *	13,800	930,120
Cooper Tire & Rubber Co.	8,900	203,454
Dana Holding Corp. *	16,500	295,680
Drew Industries, Inc.	2,400	56,688
Exide Technologies *	3,000	28,830
Federal-Mogul Corp. *	9,200	216,752
Ford Motor Co. *	386,736	6,168,439
General Motors Co. *	62,000	2,262,380
Gentex Corp.	15,000	481,050
Harley-Davidson, Inc.	25,500	1,011,075
Johnson Controls, Inc.	75,000	2,879,250
Lear Corp. *	6,000	633,780
Modine Manufacturing Co. *	5,000	82,500
Standard Motor Products, Inc.	7,500	90,825
Stoneridge, Inc. *	8,200	120,950
Strattec Security Corp.	1,500	48,300
Tenneco, Inc. *	7,480	309,149
Tesla Motors, Inc. *	4,500	108,450
The Goodyear Tire & Rubber Co. *	26,000	308,880
Thor Industries, Inc.	4,500	167,220
TRW Automotive Holdings Corp. *	12,800	763,648
Visteon Corp. *	5,000	351,200
Winnebago Industries, Inc. *	5,100	75,990

		17,670,400

Banks 3.4%
1st Source Corp.	5,528	104,203
Ameris Bancorp *	1,848	17,611
Arrow Financial Corp.	1,146	25,991
Associated Banc-Corp	18,500	258,630
Astoria Financial Corp.	8,300	118,192
BancFirst Corp.	2,300	93,288
BancorpSouth, Inc.	7,612	119,052
BancTrust Financial Group, Inc. (d)*	2,100	5,859
Bank Mutual Corp.	6,168	27,324
Bank of Hawaii Corp.	6,500	304,655
Bank of the Ozarks, Inc.	2,800	120,764
Banner Corp.	1,200	2,832
BB&T Corp.	77,458	2,140,939
Beneficial Mutual Bancorp, Inc. *	7,500	66,225
Berkshire Bancorp, Inc. *	3,600	28,512
Berkshire Hills Bancorp, Inc.	1,400	29,736
BOK Financial Corp.	7,540	389,667
Boston Private Financial Holdings, Inc.	12,129	81,386
Brookline Bancorp, Inc.	5,405	58,536
Bryn Mawr Bank Corp.	1,400	25,172
Camco Financial Corp. *	700	1,421
Camden National Corp.	700	23,961
Capital City Bank Group, Inc. (d)	4,375	55,344
CapitalSource, Inc.	32,900	253,988
Capitol Bancorp Ltd. (d)*	1,500	435
Capitol Federal Financial, Inc.	18,963	231,159
Cathay General Bancorp	9,200	159,252
Central Pacific Financial Corp. (d)*	3,400	5,270
Century Bancorp Inc., Class A	800	21,552
Chemical Financial Corp.	5,383	111,751
CIT Group, Inc. *	19,500	929,955
Citizens South Banking Corp.	1,050	4,694
City Holding Co.	1,800	62,640
City National Corp.	6,100	352,519
Columbia Banking System, Inc.	4,951	99,515
Comerica, Inc.	20,996	802,047
Commerce Bancshares, Inc.	17,011	699,662
Community Bank System, Inc.	4,400	111,232
Community Trust Bancorp, Inc.	2,487	71,899
Cullen/Frost Bankers, Inc.	6,300	364,014
CVB Financial Corp.	10,311	85,375
Dime Community Bancshares	6,875	103,675
East West Bancorp, Inc.	16,600	360,386
F.N.B. Corp.	12,161	122,826
Fifth Third Bancorp	89,714	1,334,047
First BanCorp Puerto Rico (d)*	479	2,409
First Busey Corp.	1,500	7,380
First Citizens BancShares, Inc., Class A	300	60,351
First Commonwealth Financial Corp.	10,504	67,541
First Financial Bancorp	5,339	90,229
First Financial Bankshares, Inc.	4,000	197,280
First Financial Corp.	600	18,918
First Financial Holdings, Inc.	3,900	40,404
First Horizon National Corp. *	29,316	332,150

 1

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First M&F Corp.	2,000	7,880
First Merchants Corp.	6,041	54,731
First Midwest Bancorp, Inc.	9,125	106,671
First Niagara Financial Group, Inc.	23,855	331,107
First Place Financial Corp. *	2,900	8,236
First United Corp. (d)	2,200	9,196
FirstMerit Corp.	13,406	245,598
Flagstar Bancorp, Inc. *	13,000	20,540
Flushing Financial Corp.	6,800	96,900
Fulton Financial Corp.	21,762	224,584
Glacier Bancorp, Inc.	7,697	108,605
Great Southern Bancorp, Inc.	2,400	52,560
Hancock Holding Co.	5,100	167,280
Hawthorn Bancshares, Inc.	811	7,169
Heritage Financial Corp. *	3,735	53,224
Home Bancshares, Inc.	3,300	67,518
Hudson City Bancorp, Inc.	55,731	611,926
Huntington Bancshares, Inc.	96,199	696,481
IBERIABANK Corp.	3,875	219,790
Independent Bank Corp.	3,000	81,540
Independent Bank Corp., Michigan (d)*	431	1,323
Indiana Community Bancorp	800	12,840
Integra Bank Corp. (d)*	1,225	919
International Bancshares Corp.	7,784	147,662
Investors Bancorp, Inc. *	9,600	127,872
Kearny Financial Corp.	6,500	60,580
KeyCorp	100,290	892,581
Lakeland Financial Corp.	2,200	45,276
M&T Bank Corp.	13,246	1,145,382
MainSource Financial Group, Inc.	3,235	29,390
Marshall & Ilsley Corp.	56,650	395,983
MB Financial, Inc.	5,133	100,915
Merchants Bancshares, Inc.	1,450	39,832
MGIC Investment Corp. *	21,800	182,902
MutualFirst Financial, Inc.	2,000	20,500
Nara Bancorp, Inc. *	4,000	39,040
National Penn Bancshares, Inc.	13,175	107,508
NBT Bancorp, Inc.	4,400	101,992
New York Community Bancorp, Inc.	48,585	890,077
NewAlliance Bancshares, Inc.	12,100	180,895
North Valley Bancorp *	300	2,754
Northrim BanCorp, Inc.	4,281	80,654
Northwest Bancshares, Inc.	11,250	131,794
OceanFirst Financial Corp.	4,050	56,093
Ocwen Financial Corp. *	8,420	85,042
Old National Bancorp	9,244	99,188
Oriental Financial Group, Inc.	5,163	61,027
Oritani Financial Corp.	13,200	158,268
PAB Bankshares, Inc. *	714	378
Pacific Capital Bancorp NA (d)*	3,117	87,370
PacWest Bancorp	6,000	118,380
Park National Corp.	845	55,026
People’s United Financial, Inc.	41,187	531,724
Peoples Financial Corp.	3,000	42,120
Pinnacle Financial Partners, Inc. *	6,475	89,096
PNC Financial Services Group, Inc.	59,032	3,541,920
Popular, Inc. *	113,700	364,977
Premier Financial Bancorp, Inc.	245	1,563
PrivateBancorp, Inc.	8,000	122,960
Prosperity Bancshares, Inc.	6,400	258,880
Provident Financial Holdings, Inc.	750	5,813
Provident Financial Services, Inc.	5,217	76,429
Radian Group, Inc.	15,000	107,700
Regions Financial Corp.	139,962	993,730
Renasant Corp.	4,125	64,309
Republic Bancorp, Inc., Class A	6,521	124,486
Roma Financial Corp.	4,000	40,720
S&T Bancorp, Inc.	4,400	96,140
S.Y. Bancorp, Inc.	1,470	35,861
Sandy Spring Bancorp, Inc.	5,900	113,280
SCBT Financial Corp.	3,000	93,360
Seacoast Banking Corp. of Florida *	1,980	3,366
Shore Bancshares, Inc.	750	7,223
Signature Bank *	5,000	261,200
Simmons First National Corp., Class A	4,000	111,160
Southwest Bancorp, Inc. *	3,300	45,177
State Bancorp, Inc.	3,558	33,979
StellarOne Corp.	3,000	43,590
Sterling Bancorp	1,918	18,777
Sterling Bancshares, Inc.	9,150	81,161
Sterling Financial Corp. (d)*	3,000	53,460
Suffolk Bancorp	2,400	50,328
Sun Bancorp, Inc. *	4,218	17,463
SunTrust Banks, Inc.	56,342	1,714,487
Susquehanna Bancshares, Inc.	13,468	128,754
SVB Financial Group *	5,200	272,844
Synovus Financial Corp.	73,700	194,568
TCF Financial Corp.	13,600	203,184
Texas Capital Bancshares, Inc. *	4,000	97,560
TF Financial Corp.	700	15,855
TFS Financial Corp.	19,500	190,125
The First of Long Island Corp.	4,000	113,480
The PMI Group, Inc. *	20,600	59,946
Timberland Bancorp, Inc.	2,000	9,240
Tompkins Financial Corp.	1,024	41,728
Tree.com, Inc. *	1,044	8,801
TriCo Bancshares	400	6,068
TrustCo Bank Corp. NY	10,357	61,987
Trustmark Corp.	8,300	199,117
U.S. Bancorp	217,531	5,873,337
UMB Financial Corp.	3,574	145,283
Umpqua Holdings Corp.	12,343	135,403
Union First Market Bankshares Corp.	7,050	86,151
United Bankshares, Inc.	7,400	208,680
United Community Banks, Inc. *	10,894	18,520
Valley National Bancorp	17,399	235,408
Washington Federal, Inc.	11,942	206,477
Washington Trust Bancorp, Inc.	1,000	20,000
Webster Financial Corp.	8,663	198,209
Wells Fargo & Co.	567,906	18,411,513
WesBanco, Inc.	4,456	83,996
West Coast Bancorp *	4,581	14,888
Westamerica Bancorp	5,200	260,000
Whitney Holding Corp.	9,675	128,774
Wilmington Trust Corp.	8,700	38,106
Wintrust Financial Corp.	5,800	190,878
WSFS Financial Corp.	2,000	89,800

2

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zions Bancorp	18,725	441,535

		57,371,488

Capital Goods 8.4%
3D Systems Corp. *	3,400	97,036
3M Co.	73,000	6,418,160
A.O. Smith Corp.	4,950	211,910
AAON, Inc.	6,113	164,623
AAR CORP. *	5,000	133,950
Aceto Corp.	5,000	43,050
Actuant Corp., Class A	8,680	240,696
Acuity Brands, Inc.	5,200	287,040
Aecom Technology Corp. *	11,000	321,970
Aerosonic Corp. *	300	1,071
AGCO Corp. *	9,762	494,933
Aircastle Ltd.	5,500	58,410
Alamo Group, Inc.	500	12,975
Albany International Corp., Class A	3,918	88,351
Alliant Techsystems, Inc. *	4,437	336,147
American Science & Engineering, Inc.	500	43,500
American Superconductor Corp. *	700	19,089
American Woodmark Corp.	4,000	74,600
Ameron International Corp.	900	62,073
AMETEK, Inc.	16,950	691,221
Ampco-Pittsburgh Corp.	2,800	69,748
Apogee Enterprises, Inc.	1,200	15,348
Applied Industrial Technologies, Inc.	6,525	206,582
Armstrong World Industries, Inc.	3,500	142,135
ArvinMeritor, Inc. *	9,900	216,414
Astronics Corp. *	938	21,668
Badger Meter, Inc.	4,000	163,960
Barnes Group, Inc.	3,600	71,352
BE Aerospace, Inc. *	10,200	394,638
Beacon Roofing Supply, Inc. *	5,000	90,800
Belden, Inc.	4,400	152,944
Blount International, Inc. *	4,200	63,042
Brady Corp., Class A	6,400	209,600
Breeze-Eastern Corp. *	500	3,500
Briggs & Stratton Corp.	6,500	129,805
Bucyrus International, Inc.	10,000	907,600
Carlisle Cos., Inc.	6,200	233,802
Cascade Corp.	4,400	207,108
Caterpillar, Inc.	66,800	6,480,268
Ceradyne, Inc. *	2,500	88,575
Chart Industries, Inc. *	3,000	108,960
CIRCOR International, Inc.	3,750	151,463
CLARCOR, Inc.	6,400	276,352
Coleman Cable, Inc. *	1,500	10,050
Columbus McKinnon Corp. *	2,400	40,488
Cooper Industries plc	19,000	1,163,940
Crane Co.	5,000	222,050
Cubic Corp.	2,000	97,500
Cummins, Inc.	19,600	2,075,248
Curtiss-Wright Corp.	6,600	229,020
Danaher Corp.	58,000	2,671,480
Deere & Co.	47,000	4,272,300
DigitalGlobe, Inc. *	3,500	107,485
Donaldson Co., Inc.	6,500	380,900
Dover Corp.	20,700	1,326,870
Ducommun, Inc.	3,200	70,272
Dycom Industries, Inc. *	5,300	85,171
Eaton Corp.	19,100	2,062,036
EMCOR Group, Inc. *	7,800	236,184
Emerson Electric Co.	87,500	5,152,000
EnerSys *	4,500	147,690
EnPro Industries, Inc. *	3,000	124,530
ESCO Technologies, Inc.	2,800	101,584
Esterline Technologies Corp. *	2,400	170,832
Fastenal Co.	16,200	940,572
Federal Signal Corp.	5,300	36,888
Flow International Corp. *	900	3,375
Flowserve Corp.	6,900	862,431
Fluor Corp.	20,200	1,397,638
Franklin Electric Co., Inc.	1,300	53,404
FreightCar America, Inc.	2,500	71,300
FuelCell Energy, Inc. *	1,200	2,100
Furmanite Corp. *	1,400	10,668
Gardner Denver, Inc.	6,400	461,696
GATX Corp.	4,000	133,000
GenCorp, Inc. *	2,500	12,825
General Cable Corp. *	4,700	173,947
General Dynamics Corp.	36,400	2,744,560
General Electric Co.	1,217,266	24,515,737
GeoEye, Inc. *	6,000	239,520
Gibraltar Industries, Inc. *	2,500	27,575
Goodrich Corp.	13,404	1,214,670
Graco, Inc.	7,012	297,870
GrafTech International Ltd. *	13,100	275,100
Granite Construction, Inc.	4,850	125,324
Griffon Corp. *	5,500	64,020
Hardinge, Inc.	1,800	15,750
Harsco Corp.	9,200	296,884
HEICO Corp., Class A	2,857	109,023
Herley Industries, Inc. *	4,000	65,720
Hexcel Corp. *	10,000	190,200
Honeywell International, Inc.	80,062	4,484,273
Hubbell, Inc., Class B	6,800	416,432
IDEX Corp.	10,225	405,523
II-VI, Inc. *	3,800	187,644
Illinois Tool Works, Inc.	51,700	2,765,433
Ingersoll-Rand plc	36,000	1,699,200
Insituform Technologies, Inc., Class A *	4,300	118,293
Integrated Electrical Services, Inc. *	5,105	19,246
Interline Brands, Inc. *	4,000	84,920
ITT Corp.	20,400	1,201,968
Jacobs Engineering Group, Inc. *	13,600	698,632
John Bean Technologies Corp.	4,983	89,943
Joy Global, Inc.	16,350	1,425,393
Kadant, Inc. *	1	21
Kaman Corp.	3,000	88,305
Kaydon Corp.	3,300	127,743
KBR, Inc.	17,000	545,700
Kennametal, Inc.	8,000	324,800
Kratos Defense & Security Solutions, Inc. *	180	2,524
L-3 Communications Holdings, Inc.	15,100	1,181,575
Ladish Co., Inc. *	1,300	69,602
Lawson Products, Inc.	2,000	46,740
Lennox International, Inc.	4,771	234,447

 3

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lincoln Electric Holdings, Inc.	3,900	264,108
Lockheed Martin Corp.	33,052	2,630,939
Lydall, Inc. *	2,500	20,000
Magnetek, Inc. *	1,500	2,700
Masco Corp.	40,300	536,796
MasTec, Inc. *	5,350	81,427
Michael Baker Corp. *	3,000	91,080
Moog, Inc., Class A *	5,787	246,758
MSC Industrial Direct Co., Inc., Class A	4,300	255,549
Mueller Industries, Inc.	4,200	137,340
Mueller Water Products, Inc., Class A	16,139	64,556
NACCO Industries, Inc., Class A	1,300	130,325
Navistar International Corp. *	6,500	421,525
NCI Building Systems, Inc. *	580	7,697
NN, Inc. *	1,800	23,598
Nordson Corp.	4,000	369,240
Northrop Grumman Corp.	31,032	2,150,518
Omega Flex, Inc. *	700	9,093
Orbital Sciences Corp. *	7,600	129,656
Oshkosh Corp. *	9,000	341,190
Owens Corning, Inc. *	11,000	368,170
PACCAR, Inc.	40,725	2,300,555
Pall Corp.	12,900	714,789
Parker Hannifin Corp.	19,500	1,743,495
Pentair, Inc.	9,500	343,615
Powell Industries, Inc. *	1,000	37,910
Precision Castparts Corp.	16,302	2,331,023
Quanex Building Products Corp.	5,625	109,631
Quanta Services, Inc. *	24,371	578,324
Raven Industries, Inc.	2,800	132,272
Raytheon Co.	44,900	2,244,551
RBC Bearings, Inc. *	3,000	104,310
Regal-Beloit Corp.	4,500	300,330
Robbins & Myers, Inc.	6,970	289,464
Rockwell Automation, Inc.	15,700	1,271,857
Rockwell Collins, Inc.	17,100	1,096,794
Roper Industries, Inc.	9,500	738,055
Sauer-Danfoss, Inc. *	3,800	108,870
Seaboard Corp.	200	400,400
Simpson Manufacturing Co., Inc.	3,200	95,200
Snap-on, Inc.	7,000	396,410
Spirit AeroSystems Holdings, Inc., Class A *	11,000	259,820
SPX Corp.	8,610	674,852
Standex International Corp.	3,000	100,050
Taser International, Inc. *	1,700	7,123
Tecumseh Products Co., Class A *	3,200	38,656
Teledyne Technologies, Inc. *	12,157	575,148
Tennant Co.	4,200	169,428
Terex Corp. *	11,400	369,702
Textron, Inc.	30,100	791,329
The Babcock & Wilcox Co. *	12,500	365,625
The Boeing Co.	75,800	5,266,584
The Gorman-Rupp Co.	4,491	142,724
The Greenbrier Cos., Inc. *	4,100	97,047
The Manitowoc Co., Inc.	14,600	196,078
The Middleby Corp. *	5,000	409,050
The Shaw Group, Inc. *	8,500	321,045
The Timken Co.	9,600	451,392
The Toro Co.	4,100	249,362
Thomas & Betts Corp. *	7,300	375,147
Titan International, Inc.	4,125	78,375
TransDigm Group, Inc. *	3,600	278,928
Tredegar Corp.	5,100	95,421
Trinity Industries, Inc.	13,650	380,698
Triumph Group, Inc.	1,200	115,236
Tutor Perini Corp.	5,000	113,550
Tyco International Ltd.	55,733	2,498,510
United Rentals, Inc. *	5,900	157,235
United Technologies Corp.	99,068	8,054,228
Universal Forest Products, Inc.	2,500	91,750
URS Corp. *	10,700	475,615
USG Corp. *	7,400	120,028
Valmont Industries, Inc.	1,900	176,586
Vicor Corp.	4,200	61,866
W.W. Grainger, Inc.	7,300	959,731
Wabash National Corp. *	2,500	28,400
WABCO Holdings, Inc. *	8,133	474,967
Wabtec Corp.	5,828	315,878
Watsco, Inc.	3,400	213,248
Watts Water Technologies, Inc., Class A	4,000	143,880
WESCO International, Inc. *	4,800	269,040
Woodward Governor Co.	8,000	269,800

		141,367,505

Commercial & Professional Supplies 1.0%
A.T. Cross Co., Class A *	2,400	23,376
ABM Industries, Inc.	4,900	125,930
Administaff, Inc.	2,800	79,296
American Reprographics Co. *	7,000	56,490
AMREP Corp. *	2,500	32,075
Avery Dennison Corp.	12,700	534,543
Casella Waste Systems, Inc., Class A *	6,500	52,130
CDI Corp.	3,700	59,422
Cenveo, Inc. *	7,300	39,274
Cintas Corp.	15,350	430,721
Clean Harbors, Inc. *	2,500	225,100
CompX International, Inc.	2,000	27,200
Consolidated Graphics, Inc. *	3,900	195,195
Copart, Inc. *	8,809	345,753
Corrections Corp. of America *	11,484	284,918
CoStar Group, Inc. *	800	45,024
Covanta Holding Corp.	14,700	248,724
CRA International, Inc. *	2,500	60,700
Deluxe Corp.	6,800	166,260
EnergySolutions, Inc.	7,000	41,440
Ennis, Inc.	4,500	74,835
Equifax, Inc.	13,095	467,753
Exponent, Inc. *	6,000	220,320
FTI Consulting, Inc. *	5,700	207,879
G & K Services, Inc., Class A	4,100	128,453
GP Strategies Corp. *	1,500	14,835
Healthcare Services Group, Inc.	12,656	200,471
Heidrick & Struggles International, Inc.	3,100	83,049
Herman Miller, Inc.	5,700	137,541
HNI Corp.	4,000	121,360
Hudson Highland Group, Inc. *	3,220	17,774
IHS, Inc., Class A *	6,600	540,936

4

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Interface, Inc., Class A	5,800	94,250
Iron Mountain, Inc.	20,180	492,190
KAR Auction Services, Inc. *	6,000	89,040
Kelly Services, Inc., Class A *	5,700	112,147
Kforce, Inc. *	4,905	87,701
Kimball International, Inc., Class B	6,100	41,084
Knoll, Inc.	4,000	66,960
Korn/Ferry International *	6,600	154,440
M&F Worldwide Corp. *	4,200	101,346
Manpower, Inc.	9,991	645,119
McGrath Rentcorp	1,600	40,384
Mine Safety Appliances Co.	2,700	84,186
Mobile Mini, Inc. *	1,200	24,528
Multi-Color Corp.	4,625	76,868
Navigant Consulting, Inc. *	5,000	50,950
On Assignment, Inc. *	4,700	37,130
Pitney Bowes, Inc.	23,000	558,440
Quad Graphics, Inc. *	1,500	66,690
R.R. Donnelley & Sons Co.	23,500	416,420
Republic Services, Inc.	36,645	1,130,132
Resources Connection, Inc.	3,700	74,148
Robert Half International, Inc.	17,000	533,120
Rollins, Inc.	15,018	285,192
School Specialty, Inc. *	2,600	33,930
SFN Group, Inc. *	6,830	66,114
Steelcase, Inc., Class A	11,500	117,530
Stericycle, Inc. *	9,400	737,806
Superior Uniform Group, Inc.	1,600	16,832
Sykes Enterprises, Inc. *	4,026	78,426
Tetra Tech, Inc. *	12,031	278,457
The Advisory Board Co. *	1,000	49,460
The Brink’s Co.	5,600	151,200
The Corporate Executive Board Co.	3,700	143,782
The Dun & Bradstreet Corp.	5,640	479,118
The Geo Group, Inc. *	17,380	413,123
The Standard Register Co.	4,100	13,120
Towers Watson & Co., Class A	4,600	250,838
TRC Cos., Inc. *	1,350	4,766
TrueBlue, Inc. *	6,000	102,360
UniFirst Corp.	1,500	83,640
United Stationers, Inc. *	2,900	180,612
Verisk Analytics, Inc., Class A *	5,000	169,150
Viad Corp.	3,625	85,296
Virco Mfg. Corp.	1,170	3,569
Waste Connections, Inc.	8,212	237,902
Waste Management, Inc.	54,100	2,048,767

		16,297,040

Consumer Durables & Apparel 1.3%
American Greetings Corp., Class A	8,500	184,705
Blyth, Inc.	1,200	40,344
Brookfield Homes Corp. (d)*	3,074	43,405
Brunswick Corp.	9,900	197,208
Callaway Golf Co.	8,100	59,535
Carter’s, Inc. *	8,000	221,600
Cavco Industries, Inc. *	410	16,888
Coach, Inc.	34,008	1,839,493
Columbia Sportswear Co.	4,350	265,263
CSS Industries, Inc.	3,400	62,424
D.R. Horton, Inc.	32,104	397,769
Deckers Outdoor Corp. *	7,500	550,425
DGSE Cos., Inc. (d)*	700	3,108
Eastman Kodak Co. *	30,200	110,532
Ethan Allen Interiors, Inc.	4,200	94,080
Flexsteel Industries, Inc.	600	10,152
Foamex International, Inc. (a)(c)	2,278	—
Fortune Brands, Inc.	16,500	1,017,720
Fossil, Inc. *	5,462	388,075
Furniture Brands International, Inc. *	4,700	21,150
Garmin Ltd. (d)	16,000	493,280
Hanesbrands, Inc. *	11,047	254,302
Harman International Industries, Inc. *	6,800	294,576
Hasbro, Inc.	14,500	639,305
Helen of Troy Ltd. *	5,000	140,350
Hovnanian Enterprises, Inc., Class A (d)*	3,700	16,354
Jarden Corp.	7,059	239,300
K-Swiss, Inc., Class A *	2,400	27,600
KB HOME	7,800	115,752
Kenneth Cole Productions, Inc., Class A *	3,100	42,284
Kid Brands, Inc. *	3,000	27,330
Leggett & Platt, Inc.	16,200	364,986
Lennar Corp., Class A	12,190	235,998
Liz Claiborne, Inc. *	8,600	42,484
M.D.C. Holdings, Inc.	4,403	136,097
M/I Homes, Inc. *	1,800	26,388
Maidenform Brands, Inc. *	5,000	128,700
Marine Products Corp. *	405	2,916
Mattel, Inc.	41,800	989,824
Meritage Homes Corp. *	1,000	22,960
Mohawk Industries, Inc. *	4,819	267,695
Movado Group, Inc. *	3,300	47,553
Nautilus, Inc. *	4,125	10,065
Newell Rubbermaid, Inc.	32,900	633,325
NIKE, Inc., Class B	39,100	3,224,968
NVR, Inc. *	500	382,500
Oxford Industries, Inc.	2,500	59,175
Perry Ellis International, Inc. *	5,500	154,825
Phillips-Van Heusen Corp.	5,600	326,872
Polaris Industries, Inc.	3,200	246,144
Polo Ralph Lauren Corp.	7,500	803,850
PulteGroup, Inc. *	30,676	242,034
Quiksilver, Inc. *	12,000	53,640
RC2 Corp. *	2,200	44,704
Skechers U.S.A., Inc., Class A *	6,500	133,705
Skyline Corp.	2,600	52,234
Standard Pacific Corp. *	4,800	21,120
Stanley Black & Decker, Inc.	18,652	1,355,627
Stanley Furniture Co., Inc. *	6,875	28,531
Steven Madden Ltd. *	4,050	154,589
Sturm, Ruger & Co., Inc.	6,000	89,460
Tandy Brands Accessories, Inc. *	1,000	2,900
Tempur-Pedic International, Inc. *	8,000	349,120
The Jones Group, Inc.	12,156	154,260
The Ryland Group, Inc.	3,700	65,860
The Timberland Co., Class A *	5,300	141,669
The Warnaco Group, Inc. *	5,500	280,940
Toll Brothers, Inc. *	13,700	277,288
Tupperware Brands Corp.	4,800	219,600

 5

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Uniroyal Technology Corp. (a)(c)	1,100	—
Universal Electronics, Inc. *	5,200	136,916
VF Corp.	13,500	1,116,720
Whirlpool Corp.	9,849	842,089
Wolverine World Wide, Inc.	7,800	248,430

		21,933,070

Consumer Services 2.1%
Ambassadors Group, Inc.	3,400	37,536
Ameristar Casinos, Inc.	6,400	98,304
Apollo Group, Inc., Class A *	14,550	600,478
Bally Technologies, Inc. *	6,000	245,580
Biglari Holdings, Inc. *	79	33,970
BJ’s Restaurants, Inc. *	3,000	105,990
Bob Evans Farms, Inc.	2,200	69,256
Boyd Gaming Corp. *	7,800	84,552
Brinker International, Inc.	10,350	243,536
Career Education Corp. *	8,614	193,298
Carnival Corp.	50,000	2,235,500
CEC Entertainment, Inc. *	2,025	74,824
Chipotle Mexican Grill, Inc. *	2,600	569,192
Choice Hotels International, Inc.	6,800	257,924
Churchill Downs, Inc.	2,900	120,089
Coinstar, Inc. *	5,000	206,950
Corinthian Colleges, Inc. (d)*	9,200	48,576
CPI Corp.	2,900	57,710
Cracker Barrel Old Country Store, Inc.	3,446	177,400
Darden Restaurants, Inc.	16,300	767,893
DeVry, Inc.	7,800	406,458
DineEquity, Inc. *	3,000	154,740
Domino’s Pizza, Inc. *	5,100	83,640
Dover Downs Gaming & Entertainment, Inc.	4,899	16,853
Dover Motorsports, Inc. *	1,400	2,632
Empire Resorts, Inc. *	3,000	2,602
Gaylord Entertainment Co. *	4,625	154,198
H&R Block, Inc.	36,200	453,224
Hillenbrand, Inc.	5,800	125,338
International Game Technology	32,600	559,742
International Speedway Corp., Class A	3,245	93,878
Interval Leisure Group, Inc. *	6,269	98,235
Isle of Capri Casinos, Inc. *	4,400	41,448
ITT Educational Services, Inc. *	6,000	395,040
Jack in the Box, Inc. *	8,400	184,296
Jackson Hewitt Tax Service, Inc. (d)*	3,000	4,680
Krispy Kreme Doughnuts, Inc. *	2,100	13,755
Lakes Entertainment, Inc. *	1,800	5,130
Las Vegas Sands Corp. *	50,500	2,347,745
Learning Tree International, Inc.	1,400	12,152
LIFE TIME FITNESS, Inc. *	5,500	219,340
Luby’s, Inc. *	1,400	8,078
Marriott International, Inc., Class A	37,808	1,493,038
Matthews International Corp., Class A	1,900	67,336
McDonald’s Corp.	125,709	9,260,982
MGM Resorts International *	37,500	556,125
Monarch Casino & Resort, Inc. *	8,000	86,720
MTR Gaming Group, Inc. *	5,300	12,137
Multimedia Games, Inc. *	1,500	7,995
Nobel Learning Communities, Inc. *	500	4,385
O’Charley’s, Inc. *	400	2,768
Orient-Express Hotels Ltd., Class A *	8,600	104,576
P.F. Chang’s China Bistro, Inc.	3,800	174,952
Panera Bread Co., Class A *	3,800	363,128
Papa John’s International, Inc. *	3,400	97,580
Peet’s Coffee & Tea, Inc. *	1,800	68,688
Penn National Gaming, Inc. *	6,800	242,964
Pinnacle Entertainment, Inc. *	6,800	102,544
Pre-Paid Legal Services, Inc. *	1,653	108,834
Regis Corp.	6,900	115,644
Royal Caribbean Cruises Ltd. *	19,500	875,550
Ruby Tuesday, Inc. *	5,600	75,488
Scientific Games Corp., Class A *	9,500	98,040
Service Corp. International	27,100	234,957
Shuffle Master, Inc. *	2,812	29,062
Six Flags Entertainment Corp.	3,000	178,020
Sonic Corp. *	7,968	76,413
Sotheby’s	8,438	340,051
Speedway Motorsports, Inc.	4,800	69,504
Starbucks Corp.	85,900	2,708,427
Starwood Hotels & Resorts Worldwide, Inc.	20,730	1,222,448
Stewart Enterprises, Inc., Class A	10,000	63,800
Strayer Education, Inc.	700	84,000
Texas Roadhouse, Inc. *	5,900	98,058
The Cheesecake Factory, Inc. *	5,887	173,725
Vail Resorts, Inc. *	3,800	182,590
Weight Watchers International, Inc.	8,700	337,560
Wendy’s/Arby’s Group, Inc., Class A	50,775	245,243
WMS Industries, Inc. *	8,250	346,087
Wyndham Worldwide Corp.	19,744	555,399
Wynn Resorts Ltd.	9,000	1,046,970
Yum! Brands, Inc.	52,000	2,431,520

		35,955,070

Diversified Financials 6.5%
Advance America Cash Advance Centers, Inc.	12,500	76,500
Affiliated Managers Group, Inc. *	4,800	488,784
American Express Co.	121,650	5,277,177
Ameriprise Financial, Inc.	27,530	1,697,224
Asset Acceptance Capital Corp. *	2,500	15,150
ASTA Funding, Inc.	6,000	46,050
Bank of America Corp.	1,131,256	15,532,145
Bank of New York Mellon Corp.	139,234	4,348,278
BGC Partners, Inc., Class A	28,300	229,230
BlackRock, Inc.	11,400	2,257,428
Calamos Asset Management, Inc., Class A	5,000	76,900
Capital One Financial Corp.	50,710	2,442,194
Cash America International, Inc.	6,500	261,495
CBOE Holdings, Inc.	3,000	69,030
Citigroup, Inc. *	3,297,886	15,895,811
CME Group, Inc.	8,330	2,570,305
Cohen & Steers, Inc.	5,400	152,874
CompuCredit Holdings Corp. (d)*	8,400	50,736

6

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cowen Group, Inc., Class A *	6,500	29,445
Credit Acceptance Corp. *	2,400	135,720
Discover Financial Services	60,150	1,238,488
Dollar Financial Corp. *	6,500	199,095
E*TRADE Financial Corp. *	21,933	363,210
Eaton Vance Corp.	11,600	351,480
Encore Capital Group, Inc. *	2,000	45,500
Evercore Partners, Inc., Class A	6,500	209,950
EZCORP, Inc., Class A *	8,500	228,650
FBR Capital Markets Corp. *	4,000	15,000
Federated Investors, Inc., Class B (d)	9,950	269,446
First Cash Financial Services, Inc. *	3,000	98,970
Franklin Resources, Inc.	18,100	2,183,765
GAMCO Investors, Inc., Class A	3,200	142,336
GFI Group, Inc.	9,900	50,688
Greenhill & Co., Inc.	2,500	173,550
Interactive Brokers Group, Inc., Class A	3,400	54,978
IntercontinentalExchange, Inc. *	8,100	975,969
International Assets Holding Corp. *	737	17,246
Internet Capital Group, Inc. *	350	4,263
Invesco Ltd.	45,000	1,113,300
Investment Technology Group, Inc. *	4,750	87,543
Janus Capital Group, Inc.	19,200	247,872
Jefferies Group, Inc.	14,200	355,142
JPMorgan Chase & Co.	445,944	20,040,723
Knight Capital Group, Inc., Class A *	9,700	134,442
LaBranche & Co., Inc. *	5,400	20,304
Legg Mason, Inc.	19,050	631,127
Leucadia National Corp.	21,908	712,448
LPL Investment Holdings, Inc. *	3,000	102,780
MarketAxess Holdings, Inc.	4,000	80,520
MF Global Holdings Ltd. *	14,000	115,920
MicroFinancial, Inc.	1,900	7,885
Moody’s Corp.	26,600	781,242
Morgan Stanley	156,500	4,601,100
MSCI, Inc., Class A *	13,000	444,990
Nelnet, Inc., Class A	5,363	120,238
NewStar Financial, Inc. *	4,000	38,760
Northern Trust Corp.	25,500	1,325,490
NYSE Euronext	22,500	715,725
optionsXpress Holdings, Inc.	5,300	78,758
Penson Worldwide, Inc. *	8,000	38,080
PHH Corp. *	7,186	171,674
Piper Jaffray Cos., Inc. *	3,950	165,110
Portfolio Recovery Associates, Inc. *	2,000	144,280
Raymond James Financial, Inc.	10,350	374,877
Resource America, Inc., Class A	4,000	27,440
SEI Investments Co.	19,400	449,110
SLM Corp. *	52,300	753,643
State Street Corp.	55,983	2,615,526
Stifel Financial Corp. *	3,000	192,480
SWS Group, Inc.	8,211	38,427
T. Rowe Price Group, Inc.	29,400	1,938,048
TD Ameritrade Holding Corp.	38,800	792,296
The Charles Schwab Corp. (b)	111,120	2,005,716
The First Marblehead Corp. *	7,500	16,500
The Goldman Sachs Group, Inc.	47,700	7,804,674
The NASDAQ OMX Group, Inc. *	17,100	418,608
The Student Loan Corp.	1,700	4,250
TradeStation Group, Inc. *	4,000	27,880
Virtus Investment Partners, Inc. *	475	22,928
Waddell & Reed Financial, Inc., Class A	10,250	370,230
Westwood Holdings Group, Inc.	4,285	152,760
World Acceptance Corp. *	5,000	280,800

		108,836,706

Energy 11.5%
Abraxas Petroleum Corp. *	8,500	40,715
Adams Resources & Energy, Inc.	1,400	35,014
Alon USA Energy, Inc. (d)	8,700	67,947
Alpha Natural Resources, Inc. *	16,210	870,963
Anadarko Petroleum Corp.	55,660	4,290,273
Apache Corp.	40,572	4,842,674
Apco Oil & Gas International, Inc.	1,800	112,050
Approach Resources, Inc. *	4,000	106,680
Arch Coal, Inc.	18,500	633,625
Atlas Energy, Inc. *	10,965	485,749
ATP Oil & Gas Corp. (d)*	6,600	111,936
Atwood Oceanics, Inc. *	4,800	194,016
Baker Hughes, Inc.	47,750	3,271,353
Basic Energy Services, Inc. *	6,000	109,560
Berry Petroleum Co., Class A	4,000	186,680
Bill Barrett Corp. *	3,700	151,626
Brigham Exploration Co. *	5,000	148,050
Bristow Group, Inc. *	6,800	350,132
Cabot Oil & Gas Corp.	11,200	466,256
Cal Dive International, Inc. *	9,000	55,260
Callon Petroleum Co. *	5,000	43,550
Cameron International Corp. *	27,547	1,468,255
CARBO Ceramics, Inc.	1,900	218,804
Carrizo Oil & Gas, Inc. *	3,000	101,550
Chesapeake Energy Corp.	72,500	2,140,925
Chevron Corp.	228,339	21,676,221
Cimarex Energy Co.	11,008	1,146,263
Clayton Williams Energy, Inc. *	2,500	221,625
Clean Energy Fuels Corp. *	4,000	47,480
Cobalt International Energy, Inc. *	7,000	94,850
Complete Production Services, Inc. *	9,100	254,254
Comstock Resources, Inc. *	4,500	124,650
Concho Resources, Inc. *	9,400	904,750
ConocoPhillips	157,323	11,242,302
CONSOL Energy, Inc.	25,100	1,247,470
Contango Oil & Gas Co. *	2,000	116,000
Continental Resources, Inc. *	10,000	642,100
CREDO Petroleum Corp. *	6,700	76,447
Crosstex Energy, Inc.	3,200	27,072
CVR Energy, Inc. *	6,900	119,508
Delek US Holdings, Inc.	7,000	58,310
Delta Petroleum Corp. *	8,600	6,226
Denbury Resources, Inc. *	39,225	798,229
Devon Energy Corp.	46,560	4,129,406
Diamond Offshore Drilling, Inc.	8,200	588,022
Dresser-Rand Group, Inc. *	9,000	413,370
Dril-Quip, Inc. *	3,100	239,072

 7

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
El Paso Corp.	100,587	1,597,322
ENGlobal Corp. *	4,000	18,040
EOG Resources, Inc.	28,300	3,010,837
EQT Corp.	16,300	785,497
EXCO Resources, Inc.	19,000	381,520
Exterran Holdings, Inc. *	10,720	265,963
Exxon Mobil Corp.	574,534	46,353,403
FMC Technologies, Inc. *	13,182	1,239,108
Forest Oil Corp. *	12,450	483,060
Frontier Oil Corp. *	14,400	299,520
General Maritime Corp. (d)	14,720	45,043
Geomet, Inc. *	4,000	4,920
Global Industries Ltd. *	14,400	115,416
Goodrich Petroleum Corp. *	3,500	74,270
Gulf Island Fabrication, Inc.	2,800	75,824
GulfMark Offshore, Inc., Class A *	4,100	157,645
Gulfport Energy Corp. *	5,000	119,700
Halliburton Co.	104,200	4,689,000
Harvest Natural Resources, Inc. *	6,000	66,720
Helix Energy Solutions Group, Inc. *	11,564	143,394
Helmerich & Payne, Inc.	9,600	563,808
Hercules Offshore, Inc. *	7,400	24,494
Hess Corp.	34,200	2,876,904
Holly Corp.	8,000	392,560
Hornbeck Offshore Services, Inc. *	5,000	118,700
Houston American Energy Corp. (d)	4,000	62,520
International Coal Group, Inc. *	18,300	169,275
ION Geophysical Corp. *	7,900	75,129
James River Coal Co. *	5,500	123,667
Key Energy Services, Inc. *	16,300	216,953
Lufkin Industries, Inc.	7,000	467,040
Marathon Oil Corp.	82,308	3,761,476
Massey Energy Co.	12,800	804,608
Matrix Service Co. *	8,000	90,080
McDermott International, Inc. *	25,000	519,500
McMoRan Exploration Co. *	4,500	70,425
Murphy Oil Corp.	21,500	1,425,450
Nabors Industries Ltd. *	31,634	771,870
National Oilwell Varco, Inc.	47,122	3,482,316
Natural Gas Services Group *	7,500	133,950
Newfield Exploration Co. *	14,100	1,031,697
Newpark Resources, Inc. *	11,500	68,770
Ngas Resources, Inc. *	4,000	2,280
Noble Corp.	29,500	1,128,375
Noble Energy, Inc.	19,218	1,750,760
Occidental Petroleum Corp.	93,620	9,051,182
Oceaneering International, Inc. *	5,200	401,596
Oil States International, Inc. *	6,600	447,216
Overseas Shipholding Group, Inc. (d)	3,700	122,988
OYO Geospace Corp. *	300	28,749
Panhandle Oil & Gas, Inc., Class A	2,000	53,500
Parker Drilling Co. *	18,300	79,422
Patriot Coal Corp. *	9,700	253,849
Patterson-UTI Energy, Inc.	13,200	308,088
Peabody Energy Corp.	31,700	2,010,414
Penn Virginia Corp.	5,000	86,900
Petrohawk Energy Corp. *	32,600	653,630
Petroleum Development Corp. *	4,000	182,040
PetroQuest Energy, Inc. *	4,200	32,928
PHI, Inc. - Non Voting Shares *	4,000	82,480
Pioneer Drilling Co. *	9,200	81,512
Pioneer Natural Resources Co.	13,133	1,249,736
Plains Exploration & Production Co. *	15,765	558,081
Pride International, Inc. *	18,700	607,750
QEP Resources, Inc.	19,200	780,288
Quicksilver Resources, Inc. *	14,900	223,649
Range Resources Corp.	17,600	877,712
Resolute Energy Corp. *	5,000	90,500
REX American Resources Corp. *	1,875	28,238
Rex Energy Corp. *	8,000	96,280
Rosetta Resources, Inc. *	6,600	263,670
Rowan Cos., Inc. *	14,400	493,632
RPC, Inc.	17,212	302,587
SandRidge Energy, Inc. *	41,331	307,503
Schlumberger Ltd.	155,260	13,816,587
SEACOR Holdings, Inc.	1,250	132,112
Seahawk Drilling, Inc. *	1,046	7,264
SemGroup Corp. *	3,000	86,400
Ship Finance International Ltd.	6,100	122,061
SM Energy Co.	7,400	459,984
Southern Union Co.	15,874	424,153
Southwestern Energy Co. *	38,000	1,501,000
Spectra Energy Corp.	72,678	1,906,344
Stone Energy Corp. *	4,383	101,905
Sunoco, Inc.	17,000	721,650
Superior Energy Services, Inc. *	9,900	347,688
Swift Energy Co. *	5,500	234,630
Teekay Corp.	6,000	203,160
Tesoro Corp. *	14,600	281,050
TETRA Technologies, Inc. *	8,300	94,205
The Williams Cos., Inc.	67,360	1,818,046
Tidewater, Inc.	7,700	458,073
Ultra Petroleum Corp. *	13,000	620,490
Union Drilling, Inc. *	2,500	18,250
Unit Corp. *	4,400	225,280
USEC, Inc. *	14,300	79,365
VAALCO Energy, Inc. *	9,000	65,520
Valero Energy Corp.	65,980	1,673,253
Verenium Corp. *	91	276
W&T Offshore, Inc.	7,500	152,625
Warren Resources, Inc. *	5,000	27,900
Weatherford International Ltd. *	83,000	1,968,760
Western Refining, Inc. *	5,600	68,208
Westmoreland Coal Co. *	6,500	88,400
Whiting Petroleum Corp. *	5,400	681,912
World Fuel Services Corp.	8,200	307,828

		193,186,578

Food & Staples Retailing 2.0%
Arden Group, Inc., Class A	600	47,538
BJ’s Wholesale Club, Inc. *	6,100	268,034
Casey’s General Stores, Inc.	5,100	216,699
Costco Wholesale Corp.	48,600	3,491,424
CVS Caremark Corp.	154,640	5,288,688
Ingles Markets, Inc., Class A	300	5,811
Nash Finch Co.	1,700	64,039
PriceSmart, Inc.	3,500	127,715
Rite Aid Corp. *	75,000	96,000
Ruddick Corp.	6,100	205,570

8

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Safeway, Inc.	41,900	866,911
Spartan Stores, Inc.	500	7,245
SUPERVALU, Inc.	24,332	177,380
Sysco Corp.	68,136	1,985,483
The Andersons, Inc.	1,000	38,780
The Kroger Co.	66,800	1,429,520
The Pantry, Inc. *	1,000	16,670
United Natural Foods, Inc. *	5,600	207,200
Wal-Mart Stores, Inc.	230,600	12,929,742
Walgreen Co.	112,400	4,545,456
Weis Markets, Inc.	1,700	67,201
Whole Foods Market, Inc.	13,900	718,769
Winn-Dixie Stores, Inc. *	5,000	31,900

		32,833,775

Food, Beverage & Tobacco 4.7%
Alliance One International, Inc. *	10,800	41,364
Altria Group, Inc.	236,300	5,555,413
Archer-Daniels-Midland Co.	66,458	2,171,183
Bridgford Foods Corp.	300	3,594
Brown-Forman Corp., Class B	12,390	822,076
Bunge Ltd.	12,000	816,840
Campbell Soup Co.	20,400	696,456
Chiquita Brands International, Inc. *	6,200	95,604
Coca-Cola Bottling Co.	3,400	183,668
Coca-Cola Enterprises, Inc.	36,000	905,760
ConAgra Foods, Inc.	48,293	1,078,383
Constellation Brands, Inc., Class A *	21,100	405,542
Corn Products International, Inc.	11,800	544,334
Darling International, Inc. *	8,500	115,175
Dean Foods Co. *	19,113	193,997
Del Monte Foods Co.	19,031	360,828
Diamond Foods, Inc.	3,000	149,310
Dr Pepper Snapple Group, Inc.	25,500	903,465
Flowers Foods, Inc.	7,158	180,596
Fresh Del Monte Produce, Inc.	4,200	111,090
General Mills, Inc.	68,600	2,385,908
Green Mountain Coffee Roasters, Inc. *	12,150	407,997
Griffin Land & Nurseries, Inc.	300	8,796
H.J. Heinz Co.	36,900	1,752,750
Hansen Natural Corp. *	10,000	566,400
Harbinger Group, Inc. *	8,000	46,080
Hormel Foods Corp.	11,500	568,100
J & J Snack Foods Corp.	5,693	241,782
John B. Sanfilippo & Son, Inc. *	5,000	56,800
Kellogg Co.	29,400	1,478,820
Kraft Foods, Inc., Class A	183,513	5,609,992
Lancaster Colony Corp.	3,400	188,938
Lorillard, Inc.	19,548	1,470,792
McCormick & Co., Inc. - Non Voting Shares	14,300	632,060
Mead Johnson Nutrition Co.	22,000	1,275,340
Molson Coors Brewing Co., Class B	17,000	796,790
National Beverage Corp.	4,500	60,525
PepsiCo, Inc.	180,858	11,630,978
Philip Morris International, Inc.	208,800	11,951,712
Ralcorp Holdings, Inc. *	6,700	410,040
Reynolds American, Inc.	39,328	1,251,024
Rocky Mountain Chocolate Factory, Inc.	2,427	24,925
Sanderson Farms, Inc. (d)	1,750	71,942
Sara Lee Corp.	72,378	1,228,255
Smithfield Foods, Inc. *	16,800	334,488
Snyders-Lance, Inc.	2,900	60,146
Tasty Baking Co.	500	1,825
The Boston Beer Co., Inc., Class A *	2,500	225,025
The Coca-Cola Co.	243,700	15,316,545
The Hain Celestial Group, Inc. *	4,406	117,332
The Hershey Co.	19,400	905,786
The JM Smucker Co.	15,246	947,691
Tootsie Roll Industries, Inc.	2,689	74,378
TreeHouse Foods, Inc. *	1,722	82,398
Tyson Foods, Inc., Class A	33,340	548,443
Universal Corp.	4,800	181,872
Vector Group Ltd. (d)	4,536	72,621

		78,319,974

Health Care Equipment & Services 4.2%
ABIOMED, Inc. *	800	7,840
Aetna, Inc.	49,200	1,620,648
Alere, Inc. *	9,441	369,804
Align Technology, Inc. *	8,700	181,221
Alliance HealthCare Services, Inc. *	1,800	7,542
Allied Healthcare International, Inc. *	6,000	14,520
Allscripts Healthcare Solutions, Inc. *	16,960	358,026
Amedisys, Inc. *	3,334	113,656
America Service Group, Inc.	3,550	59,888
American Dental Partners, Inc. *	3,000	38,130
American Medical Systems Holdings, Inc. *	7,800	152,256
AMERIGROUP Corp. *	7,300	382,301
AmerisourceBergen Corp.	33,796	1,211,925
AMN Healthcare Services, Inc. *	7,110	41,238
AmSurg Corp. *	4,300	90,601
Analogic Corp.	1,400	71,498
ArthroCare Corp. *	3,000	83,970
Assisted Living Concepts, Inc., Class A *	2,000	65,840
athenahealth, Inc. *	4,000	171,760
Baxter International, Inc.	65,918	3,196,364
Beckman Coulter, Inc.	8,100	583,281
Becton, Dickinson & Co.	24,300	2,015,685
BioScrip, Inc. *	2,172	11,251
Boston Scientific Corp. *	169,568	1,183,585
Brookdale Senior Living, Inc. *	11,300	246,905
C.R. Bard, Inc.	11,000	1,037,850
Cantel Medical Corp.	3,571	76,027
Cardinal Health, Inc.	39,760	1,650,438
CareFusion Corp. *	25,080	645,308
Catalyst Health Solutions, Inc. *	4,900	212,660
Centene Corp. *	7,000	194,040
Cerner Corp. *	8,400	830,340
Chemed Corp.	3,900	242,697
Chindex International, Inc. *	3,300	51,612

 9

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CIGNA Corp.	34,400	1,445,488
Community Health Systems, Inc. *	10,100	354,712
CONMED Corp. *	4,200	109,662
CorVel Corp. *	2,850	143,868
Coventry Health Care, Inc. *	23,937	717,392
Covidien plc	58,500	2,776,995
Cross Country Healthcare, Inc. *	7,100	51,120
CryoLife, Inc. *	4,250	21,548
Cyberonics, Inc. *	4,200	137,550
DaVita, Inc. *	14,250	1,052,362
DENTSPLY International, Inc.	16,100	571,228
Edwards Lifesciences Corp. *	13,800	1,163,202
Emdeon, Inc., Class A *	5,000	73,450
Emergency Medical Services Corp., Class A *	3,300	222,750
Ensign Group, Inc.	3,000	72,480
Express Scripts, Inc. *	56,400	3,177,012
Five Star Quality Care, Inc. *	135	845
Gen-Probe, Inc. *	6,400	402,496
Gentiva Health Services, Inc. *	3,250	74,815
Greatbatch, Inc. *	4,100	96,555
Haemonetics Corp. *	3,700	219,558
Hanger Orthopedic Group, Inc. *	5,400	110,970
Health Management Associates, Inc., Class A *	27,900	253,890
Health Net, Inc. *	11,100	316,683
HEALTHSOUTH Corp. *	20,000	452,400
Healthspring, Inc. *	4,600	139,794
HealthStream, Inc. *	1,500	10,440
Healthways, Inc. *	3,100	37,107
Henry Schein, Inc. *	10,600	695,996
Hill-Rom Holdings, Inc.	7,800	315,666
Hologic, Inc. *	29,512	587,879
Humana, Inc. *	18,900	1,095,633
ICU Medical, Inc. *	550	21,483
IDEXX Laboratories, Inc. *	8,000	573,600
Immucor, Inc. *	6,795	134,337
Integra LifeSciences Holdings *	3,100	143,778
Intuitive Surgical, Inc. *	5,050	1,630,695
Invacare Corp.	4,000	110,560
Kindred Healthcare, Inc. *	4,624	86,515
Kinetic Concepts, Inc. *	5,600	258,328
Laboratory Corp. of America Holdings *	12,800	1,150,848
Landauer, Inc.	1,100	63,855
LCA-Vision, Inc. *	2,500	16,925
LeMaitre Vascular, Inc. *	2,000	14,040
LifePoint Hospitals, Inc. *	6,707	236,086
Lincare Holdings, Inc.	10,650	288,082
Magellan Health Services, Inc. *	3,007	145,569
McKesson Corp.	28,500	2,142,345
MedAssets, Inc. *	6,000	117,780
MedCath Corp. *	4,500	60,255
Medco Health Solutions, Inc. *	53,066	3,238,087
Medical Action Industries, Inc. *	6,250	50,625
MEDNAX, Inc. *	6,000	396,900
Medtronic, Inc.	123,874	4,746,852
Meridian Bioscience, Inc.	11,250	246,825
Merit Medical Systems, Inc. *	2,222	32,819
Molina Healthcare, Inc. *	2,500	76,650
National Healthcare Corp.	2,100	92,967
Neogen Corp. *	1,405	50,524
NuVasive, Inc. *	10,000	279,450
Omnicare, Inc.	13,000	336,960
Omnicell, Inc. *	3,000	41,805
OraSure Technologies, Inc. *	1,500	9,705
Owens & Minor, Inc.	7,500	221,475
Patterson Cos., Inc.	10,600	350,436
PDI, Inc. *	2,900	23,417
PharMerica Corp. *	3,413	38,601
Providence Service Corp. *	3,000	42,690
PSS World Medical, Inc. *	5,800	138,214
Quality Systems, Inc.	2,000	159,680
Quest Diagnostics, Inc.	19,820	1,128,749
RehabCare Group, Inc. *	4,000	98,240
ResMed, Inc. *	18,000	566,820
RTI Biologics, Inc. *	1,700	4,556
SonoSite, Inc. *	2,800	93,968
St. Jude Medical, Inc. *	37,800	1,530,900
STERIS Corp.	6,100	212,402
Stryker Corp.	37,100	2,135,476
Sunrise Senior Living, Inc. *	3,400	27,200
Symmetry Medical, Inc. *	3,000	28,710
Teleflex, Inc.	4,300	246,476
Tenet Healthcare Corp. *	50,150	333,497
The Cooper Cos., Inc.	5,781	331,483
Thoratec Corp. *	5,636	132,953
U.S. Physical Therapy, Inc. *	3,500	66,500
UnitedHealth Group, Inc.	129,080	5,298,734
Universal American Financial Corp.	4,000	80,760
Universal Health Services, Inc., Class B	12,000	505,200
Utah Medical Products, Inc.	2,500	68,000
Varian Medical Systems, Inc. *	14,900	1,006,793
VCA Antech, Inc. *	9,900	226,908
Volcano Corp. *	4,500	118,170
WellCare Health Plans, Inc. *	6,200	185,380
WellPoint, Inc. *	47,023	2,921,069
West Pharmaceutical Services, Inc.	4,600	183,954
Wright Medical Group, Inc. *	4,200	62,412
Young Innovations, Inc.	2,000	60,040
Zimmer Holdings, Inc. *	23,300	1,378,428
Zoll Medical Corp. *	3,000	124,050

		71,049,844

Household & Personal Products 2.0%
Alberto-Culver Co.	9,450	352,013
Avon Products, Inc.	48,000	1,358,880
Central Garden & Pet Co., Class A *	6,200	58,776
Church & Dwight Co., Inc.	7,950	547,040
Colgate-Palmolive Co.	54,500	4,183,965
Elizabeth Arden, Inc. *	3,500	89,565
Energizer Holdings, Inc. *	9,333	678,882
Herbalife Ltd.	5,800	378,914
Inter Parfums, Inc.	4,013	71,592
Kimberly-Clark Corp.	46,639	3,018,942
Medifast, Inc. *	3,500	83,720
Nu Skin Enterprises, Inc., Class A	6,500	195,520
Nutraceutical International Corp. *	5,000	69,350
Oil-Dri Corp. of America	500	9,540
Orchids Paper Products Co. *	2,500	30,000

10

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Prestige Brands Holdings, Inc. *	3,500	38,640
Revlon, Inc., Class A *	3,500	34,090
Schiff Nutrition International, Inc.	3,500	25,970
The Clorox Co.	14,700	924,483
The Estee Lauder Cos., Inc., Class A	12,800	1,030,400
The Female Health Co.	3,500	18,025
The Procter & Gamble Co.	319,215	20,152,043
USANA Health Sciences, Inc. *	3,500	132,720
WD-40 Co.	1,600	62,992

		33,546,062

Insurance 3.9%
21st Century Holding Co.	1,500	4,980
ACE Ltd.	38,500	2,371,215
Aflac, Inc.	52,100	2,999,918
Alleghany Corp. *	236	72,872
Allied World Assurance Co. Holdings Ltd.	4,900	295,617
American Equity Investment Life Holding Co.	6,400	81,152
American Financial Group, Inc.	10,750	349,698
American International Group, Inc. (d)*	5,596	225,799
American National Insurance Co.	1,300	108,394
American Safety Insurance Holdings Ltd. *	3,000	60,180
AmTrust Financial Services, Inc.	7,500	138,825
Aon Corp.	33,496	1,532,107
Arch Capital Group Ltd. *	6,900	608,925
Argo Group International Holdings Ltd.	4,556	162,285
Arthur J. Gallagher & Co.	6,800	201,824
Aspen Insurance Holdings Ltd.	7,000	210,350
Assurant, Inc.	11,500	451,145
Assured Guaranty Ltd.	12,000	173,520
Axis Capital Holdings Ltd.	15,200	540,816
Baldwin & Lyons, Inc., Class B	750	16,853
Berkshire Hathaway, Inc., Class B *	217,774	17,803,024
Brown & Brown, Inc.	14,000	346,640
Cincinnati Financial Corp.	16,450	527,058
Citizens, Inc. *	5,000	35,650
CNA Financial Corp. *	23,900	642,193
CNA Surety Corp. *	4,700	112,941
CNO Financial Group, Inc. *	25,000	158,250
Crawford & Co., Class B *	1,600	5,936
Delphi Financial Group, Inc., Class A	6,772	194,898
Eastern Insurance Holdings, Inc.	2,500	32,475
EMC Insurance Group, Inc.	1,200	26,964
Employers Holdings, Inc.	4,200	70,518
Endurance Specialty Holdings Ltd.	5,000	232,450
Erie Indemnity Co., Class A	5,500	365,310
Everest Re Group Ltd.	5,900	497,252
FBL Financial Group, Inc., Class A	5,090	141,553
Fidelity National Financial, Inc., Class A	24,827	333,923
First American Financial Corp.	10,800	167,508
Flagstone Reinsurance Holdings S.A.	7,500	91,950
FPIC Insurance Group, Inc. *	600	21,456
Genworth Financial, Inc., Class A *	55,000	746,350
Greenlight Capital Re Ltd., Class A *	3,000	84,810
Hanover Insurance Group, Inc.	4,900	231,770
Harleysville Group, Inc.	1,800	63,594
HCC Insurance Holdings, Inc.	13,950	422,406
Hilltop Holdings, Inc. *	3,726	36,552
Horace Mann Educators Corp.	4,300	74,304
Independence Holding Co.	2,700	21,303
Infinity Property & Casualty Corp.	2,500	149,350
Lincoln National Corp.	35,426	1,021,686
Loews Corp.	39,645	1,587,782
Markel Corp. *	1,100	442,750
Marsh & McLennan Cos., Inc.	61,500	1,714,620
MBIA, Inc. *	25,250	270,175
Mercury General Corp.	5,400	229,230
MetLife, Inc.	80,500	3,684,485
Montpelier Re Holdings Ltd.	8,100	160,785
National Financial Partners Corp. *	2,500	31,700
National Western Life Insurance Co., Class A	300	51,894
Old Republic International Corp.	20,822	254,653
OneBeacon Insurance Group Ltd., Class A	8,200	112,750
PartnerRe Ltd.	6,900	564,972
Platinum Underwriters Holdings Ltd.	4,500	198,900
Presidential Life Corp.	1,000	9,480
Primerica, Inc.	4,500	108,900
Principal Financial Group, Inc.	34,400	1,127,288
ProAssurance Corp. *	1,670	97,979
Protective Life Corp.	10,500	289,485
Prudential Financial, Inc.	54,000	3,321,540
Reinsurance Group of America, Inc.	7,100	408,676
RenaissanceRe Holdings Ltd.	5,800	380,596
RLI Corp.	2,800	150,836
Safety Insurance Group, Inc.	1,000	47,590
Selective Insurance Group, Inc.	5,400	96,012
StanCorp Financial Group, Inc.	5,000	223,050
State Auto Financial Corp.	3,800	57,950
Stewart Information Services Corp.	1,400	15,974
Symetra Financial Corp.	8,500	112,455
The Allstate Corp.	58,874	1,833,336
The Chubb Corp.	37,094	2,148,855
The Hartford Financial Services Group, Inc.	49,400	1,372,332
The Navigators Group, Inc. *	1,500	73,410
The Phoenix Cos., Inc. *	9,500	24,320
The Progressive Corp.	78,700	1,559,047
The Travelers Cos., Inc.	52,050	2,928,333
Torchmark Corp.	10,600	660,380
Tower Group, Inc.	4,000	104,160
Transatlantic Holdings, Inc.	6,437	331,184
United Fire & Casualty Co.	5,000	100,225
Unitrin, Inc.	5,600	150,696
Unum Group	36,914	920,635
Validus Holdings Ltd.	10,920	331,968
W. R. Berkley Corp.	22,950	648,337
Wesco Financial Corp.	200	75,158

 11

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
White Mountains Insurance Group Ltd.	200	68,000
XL Group plc	30,200	692,184

		65,041,616

Materials 4.2%
A. M. Castle & Co. *	4,000	62,760
A. Schulman, Inc.	5,300	113,155
AEP Industries, Inc. *	1,900	52,611
Air Products & Chemicals, Inc.	22,700	1,980,575
Airgas, Inc.	7,500	470,025
AK Steel Holding Corp.	11,527	183,279
Albemarle Corp.	11,000	617,760
Alcoa, Inc.	116,164	1,924,837
Allegheny Technologies, Inc.	10,700	697,533
Allied Nevada Gold Corp. *	4,000	105,760
AMCOL International Corp.	3,000	89,760
AptarGroup, Inc.	6,900	331,614
Arch Chemicals, Inc.	2,700	97,848
Ashland, Inc.	14,523	843,205
Balchem Corp.	3,000	100,950
Ball Corp.	10,700	761,091
Bemis Co., Inc.	10,900	354,795
Brush Engineered Materials, Inc. *	4,000	139,920
Buckeye Technologies, Inc.	7,700	193,732
Cabot Corp.	13,200	570,900
Calgon Carbon Corp. *	7,000	99,820
Carpenter Technology Corp.	5,000	205,750
Celanese Corp., Series A	18,500	767,565
Century Aluminum Co. *	7,100	105,577
CF Industries Holdings, Inc.	8,400	1,134,336
Chase Corp.	200	3,080
Chemtura Corp. *	11,500	191,935
Clearwater Paper Corp. *	786	62,157
Cliffs Natural Resources, Inc.	16,300	1,392,998
Commercial Metals Co.	12,000	200,640
Compass Minerals International, Inc.	5,000	459,350
Crown Holdings, Inc. *	19,900	663,864
Cytec Industries, Inc.	6,600	359,964
Deltic Timber Corp.	3,700	221,963
Domtar Corp.	3,250	285,773
E.I. du Pont de Nemours & Co.	103,695	5,255,263
Eagle Materials, Inc.	4,143	120,147
Eastman Chemical Co.	8,100	752,166
Ecolab, Inc.	27,000	1,341,630
Ferro Corp. *	8,200	126,444
FMC Corp.	9,200	699,752
Freeport-McMoRan Copper & Gold, Inc.	52,622	5,722,642
Greif, Inc., Class A	7,400	466,570
H.B. Fuller Co.	6,500	148,135
Hawkins, Inc.	1,900	74,613
Headwaters, Inc. *	7,500	39,450
Hecla Mining Co. *	28,500	256,500
Horsehead Holding Corp. *	4,000	50,840
Huntsman Corp.	21,500	374,315
Innophos Holdings, Inc.	6,500	215,605
International Flavors & Fragrances, Inc.	7,400	422,170
International Paper Co.	45,304	1,308,380
Intrepid Potash, Inc. *	6,500	234,910
Koppers Holdings, Inc.	2,500	96,200
Kronos Worldwide, Inc.	6,060	265,610
Landec Corp. *	6,500	40,690
Louisiana-Pacific Corp. *	13,800	138,552
LyondellBasell Industries NV *	40,500	1,455,570
Martin Marietta Materials, Inc.	4,200	350,700
MeadWestvaco Corp.	19,974	571,856
Minerals Technologies, Inc.	3,100	195,362
Mod-Pac Corp. *	500	2,465
Monsanto Co.	60,290	4,424,080
Myers Industries, Inc.	8,080	73,851
Nalco Holding Co.	13,600	414,256
Neenah Paper, Inc.	1,231	23,709
NewMarket Corp.	2,000	253,720
Newmont Mining Corp.	54,251	2,987,603
NL Industries, Inc.	7,800	104,130
Nucor Corp.	33,500	1,537,985
Olin Corp.	7,320	142,520
OM Group, Inc. *	2,400	86,832
Omnova Solutions, Inc. *	3,400	23,902
Owens-Illinois, Inc. *	17,700	521,973
P.H. Glatfelter Co.	4,000	48,120
Packaging Corp. of America	11,000	310,750
Penford Corp. *	5,200	30,732
PolyOne Corp. *	15,200	199,880
PPG Industries, Inc.	18,400	1,550,752
Praxair, Inc.	34,700	3,228,488
Reliance Steel & Aluminum Co.	8,500	444,465
Rock-Tenn Co., Class A	4,500	300,375
Rockwood Holdings, Inc. *	5,900	239,481
Royal Gold, Inc.	5,200	241,280
RPM International, Inc.	15,600	365,508
RTI International Metals, Inc. *	4,500	130,005
Schnitzer Steel Industries, Inc., Class A	1,650	101,805
Schweitzer-Mauduit International, Inc.	3,300	197,868
Sealed Air Corp.	16,500	440,385
Sensient Technologies Corp.	4,800	162,768
Sigma-Aldrich Corp.	12,600	801,990
Silgan Holdings, Inc.	11,600	433,028
Smurfit-Stone Container Corp. *	10,500	392,175
Solutia, Inc. *	12,000	281,040
Sonoco Products Co.	10,500	373,275
Southern Copper Corp.	23,400	1,048,788
Spartech Corp. *	8,200	68,470
Steel Dynamics, Inc.	23,500	427,700
Stepan Co.	1,200	87,024
Stillwater Mining Co. *	11,233	243,531
Temple-Inland, Inc.	11,800	283,082
Texas Industries, Inc.	4,000	158,920
The Dow Chemical Co.	130,266	4,621,838
The Lubrizol Corp.	7,400	795,204
The Mosaic Co.	16,500	1,337,160
The Scotts Miracle-Gro Co., Class A	5,600	289,352
The Sherwin-Williams Co.	13,000	1,101,490
The Valspar Corp.	10,400	388,648
Titanium Metals Corp. *	16,307	307,387
United States Steel Corp.	14,900	859,283
Valhi, Inc.	9,600	198,144

12

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vulcan Materials Co.	7,592	323,116
W.R. Grace & Co. *	7,000	248,430
Walter Energy, Inc.	4,900	638,323
Wausau Paper Corp.	8,700	74,559
Westlake Chemical Corp.	2,100	81,312
Worthington Industries, Inc.	7,200	136,800
Zep, Inc.	6,600	119,262

		71,279,973

Media 2.9%
AH Belo Corp., Class A *	1,880	15,247
Arbitron, Inc.	2,120	88,383
Ascent Media Corp., Class A *	1,116	42,453
Belo Corp., Class A *	9,400	63,356
Cablevision Systems Corp., Class A	26,600	900,410
Carmike Cinemas, Inc. *	2,500	16,350
CBS Corp., Class B - Non Voting Shares	72,006	1,427,879
Cinemark Holdings, Inc.	6,500	110,175
CKX, Inc. *	7,300	23,214
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	398,643
Comcast Corp., Class A	227,004	5,164,341
Comcast Corp., Special Class A	64,200	1,376,448
Crown Media Holdings, Inc., Class A (d)*	6,000	14,400
Cumulus Media Inc., Class A *	4,351	16,621
DIRECTV, Class A *	102,626	4,350,316
Discovery Communications, Inc., Class A *	36,561	1,425,879
DISH Network Corp., Class A *	25,700	542,527
DreamWorks Animation SKG, Inc., Class A *	8,200	230,174
Entercom Communications Corp., Class A *	3,000	29,400
Gannett Co., Inc.	27,000	397,980
Harte-Hanks, Inc.	8,100	101,007
John Wiley & Sons, Inc., Class A	6,300	289,485
Journal Communications, Inc., Class A *	7,500	36,000
Lamar Advertising Co., Class A *	9,200	338,928
Liberty Global, Inc., Series A *	27,575	1,118,442
Liberty Media Corp - Capital, Series A *	11,161	732,831
Liberty Media-Starz, Series A *	4,464	297,615
Live Nation Entertainment, Inc. *	15,457	160,753
Madison Square Garden, Inc., Class A *	7,275	183,475
Martha Stewart Living Omnimedia, Inc., Class A *	3,900	15,093
Media General, Inc., Class A *	2,000	10,040
Mediacom Communications Corp., Class A *	7,600	66,614
Meredith Corp.	3,800	128,060
Morningstar, Inc.	3,200	170,944
News Corp., Class A	264,950	3,979,549
Omnicom Group, Inc.	33,600	1,507,968
Playboy Enterprises, Inc., Class B *	4,500	27,630
Regal Entertainment Group, Class A	12,100	147,136
Salem Communications Corp., Class A	900	2,871
Scholastic Corp.	2,200	65,406
Scripps Networks Interactive, Class A	12,000	558,000
Sinclair Broadcast Group, Inc., Class A	7,300	64,021
Sirius XM Radio, Inc. *	437,000	705,755
The E.W. Scripps Co., Class A *	4,000	36,320
The Interpublic Group of Cos., Inc. *	53,337	570,173
The McGraw-Hill Cos., Inc.	34,600	1,348,708
The New York Times Co., Class A *	13,200	133,452
The Walt Disney Co.	203,893	7,925,321
The Washington Post Co., Class B (d)	600	257,010
Time Warner Cable, Inc.	42,711	2,897,087
Time Warner, Inc.	127,350	4,005,157
Valassis Communications, Inc. *	5,700	172,938
Viacom Inc., Class B	62,606	2,601,279
Virgin Media, Inc.	33,000	830,280
Warner Music Group Corp. *	11,700	61,191
World Wrestling Entertainment, Inc., Class A	4,900	59,045

		48,239,780

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Abbott Laboratories	174,905	7,898,710
Accelrys, Inc. *	10,764	88,480
Acorda Therapeutics, Inc. *	5,000	109,750
Acura Pharmaceuticals, Inc. (d)*	4,500	13,365
Adolor Corp. *	8,700	12,267
Affymax, Inc. *	2,900	19,314
Affymetrix, Inc. *	8,900	43,165
Agilent Technologies, Inc. *	39,317	1,644,630
Albany Molecular Research, Inc. *	5,600	27,944
Alexion Pharmaceuticals, Inc. *	9,200	771,144
Alkermes, Inc. *	11,500	148,465
Allergan, Inc.	34,968	2,469,090
Allos Therapeutics, Inc. *	11,000	36,960
Alnylam Pharmaceuticals, Inc. *	7,400	76,405
AMAG Pharmaceuticals, Inc. *	3,000	53,400
Amgen, Inc. *	109,268	6,018,481
Amicus Therapeutics, Inc. *	500	2,845
Amylin Pharmaceuticals, Inc. *	15,400	249,172
Arena Pharmaceuticals, Inc. *	6,300	9,954
ARIAD Pharmaceuticals, Inc. *	14,500	92,437
ArQule, Inc. *	8,800	53,944
Auxilium Pharmaceuticals, Inc. *	5,000	113,450
Bio-Rad Laboratories, Inc., Class A *	3,000	326,640
BioCryst Pharmaceuticals, Inc. (d)*	4,900	20,188
Biogen Idec, Inc. *	31,125	2,037,754
BioMarin Pharmaceuticals, Inc. *	10,300	261,826
Bristol-Myers Squibb Co.	197,450	4,971,791
Bruker Corp. *	14,600	255,500
Caliper Life Sciences, Inc. *	7,700	49,588
Cambrex Corp. *	16,400	74,784
Caraco Pharmaceutical Laboratories Ltd. *	5,000	23,650

 13

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Celera Corp. *	9,600	59,376
Celgene Corp. *	51,445	2,650,961
Cell Therapeutics, Inc. *	62,000	21,700
Cephalon, Inc. *	9,000	531,720
Cepheid, Inc. *	6,500	154,440
Charles River Laboratories International, Inc. *	7,416	284,404
Clinical Data, Inc. (d)*	6,175	183,644
Codexis, Inc. *	1,870	16,886
Covance, Inc. *	8,800	496,144
Cubist Pharmaceuticals, Inc. *	8,900	195,266
Dendreon Corp. *	16,900	592,176
Dionex Corp. *	5,200	613,496
Durect Corp. *	8,000	24,960
Dyax Corp. *	7,000	13,300
Eli Lilly & Co.	112,400	3,908,148
Emergent Biosolutions, Inc. *	4,000	84,960
Endo Pharmaceuticals Holdings, Inc. *	10,500	348,810
Enzo Biochem, Inc. *	9,281	46,034
Enzon Pharmaceuticals, Inc. *	8,900	99,680
eResearch Technology, Inc. *	9,125	58,674
Exelixis, Inc. *	11,300	97,971
Forest Laboratories, Inc. *	34,300	1,106,518
Furiex Pharmaceuticals, Inc. *	1,000	16,700
Genomic Health, Inc. *	5,000	111,350
Genzyme Corp. *	28,132	2,063,482
Geron Corp. *	11,500	56,350
Gilead Sciences, Inc. *	99,640	3,824,183
GTX, Inc. (d)*	3,000	8,580
Halozyme Therapeutics, Inc. *	9,000	60,030
Harvard Bioscience, Inc. *	6,500	27,690
Hospira, Inc. *	19,070	1,053,236
Human Genome Sciences, Inc. *	20,100	487,626
Illumina, Inc. *	15,200	1,053,968
ImmunoGen, Inc. (d)*	6,000	49,560
Impax Laboratories, Inc. *	8,500	197,370
Incyte Corp. *	12,100	178,354
Inspire Pharmaceuticals, Inc. *	7,800	30,810
InterMune, Inc. *	4,600	171,902
Ironwood Pharmaceuticals, Inc. *	6,000	64,740
Isis Pharmaceuticals, Inc. *	10,300	93,730
Johnson & Johnson	316,170	18,897,481
Kendle International, Inc. *	2,700	30,672
Lexicon Pharmaceuticals, Inc. *	26,900	45,461
Life Technologies Corp. *	20,862	1,132,598
Ligand Pharmaceuticals, Inc. *	448	3,898
Luminex Corp. *	7,800	132,444
MannKind Corp. (d)*	7,000	33,390
MAP Pharmaceuticals, Inc. *	4,000	61,500
Martek Biosciences Corp. *	3,000	94,230
Matrixx Initiatives, Inc. *	2,700	21,573
Maxygen, Inc.	10,000	39,700
Medicis Pharmaceutical Corp., Class A	5,900	150,037
Medivation, Inc. *	5,000	70,400
Merck & Co., Inc.	351,470	11,658,260
Mettler-Toledo International, Inc. *	3,200	477,408
Momenta Pharmaceuticals, Inc. *	4,000	51,160
Mylan, Inc. *	50,900	1,178,844
Myrexis, Inc. *	7,200	28,296
Myriad Genetics, Inc. *	14,800	295,408
Nabi Biopharmaceuticals *	6,300	35,280
Nektar Therapeutics *	8,400	94,164
Neurocrine Biosciences, Inc. *	6,900	50,922
NPS Pharmacuticals, Inc. *	7,500	75,038
Onyx Pharmaceuticals, Inc. *	7,500	264,637
Pain Therapeutics, Inc. *	7,400	45,806
Par Pharmaceutical Cos., Inc. *	8,900	317,908
PAREXEL International Corp. *	7,800	181,038
PDL BioPharma, Inc.	16,000	79,040
PerkinElmer, Inc.	14,477	370,322
Perrigo Co.	10,300	749,222
Pfizer, Inc.	916,801	16,704,114
Pharmaceutical Product Development, Inc.	12,000	349,680
Pharmasset, Inc. *	3,000	145,380
POZEN, Inc. *	4,800	29,040
Questcor Pharmaceuticals, Inc. *	5,000	77,300
Regeneron Pharmaceuticals, Inc. *	9,200	309,856
Salix Pharmaceuticals Ltd. *	7,000	286,790
Sangamo BioSciences, Inc. *	4,700	36,002
Savient Pharmaceuticals, Inc. *	6,800	62,764
Seattle Genetics, Inc. *	8,500	139,315
Sucampo Pharmaceuticals, Inc., Class A *	6,500	28,080
SuperGen, Inc. *	5,900	17,759
Synta Pharmaceuticals Corp. *	8,500	42,415
Talecris Biotherapeutics Holdings Corp. *	7,000	171,500
Techne Corp.	3,800	262,010
The Medicines Co. *	8,300	130,144
Theravance, Inc. *	6,700	140,968
Thermo Fisher Scientific, Inc. *	46,602	2,668,897
United Therapeutics Corp. *	6,000	407,880
Vertex Pharmaceuticals, Inc. *	22,644	880,625
Vical, Inc. *	6,600	13,134
ViroPharma, Inc. *	13,000	213,200
VIVUS, Inc. *	8,500	76,075
Warner Chilcott plc, Class A	12,000	287,880
Waters Corp. *	10,700	817,373
Watson Pharmaceuticals, Inc. *	15,732	857,709
XenoPort, Inc. *	2,500	19,700
Zalicus, Inc. *	10,500	20,685

		110,976,434

Real Estate 2.8%
Acadia Realty Trust	3,000	55,440
Alexander’s, Inc.	700	283,283
Alexandria Real Estate Equities, Inc.	5,500	423,720
AMB Property Corp.	18,700	627,385
American Campus Communities, Inc.	7,500	242,550
American Capital Agency Corp.	6,200	177,878
American Realty Investors, Inc. *	1,537	9,099
Annaly Capital Management, Inc.	78,100	1,392,523
Anworth Mortgage Asset Corp.	24,200	166,254
Apartment Investment & Management Co., Class A	13,711	350,453
Ashford Hospitality Trust *	6,000	58,500
AvalonBay Communities, Inc.	8,892	1,030,850
Avatar Holdings, Inc. *	4,500	89,865

14

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BioMed Realty Trust, Inc.	14,000	249,900
Boston Properties, Inc.	16,900	1,594,853
Brandywine Realty Trust	14,863	172,411
BRE Properties, Inc.	8,000	357,200
Brookfield Properties Corp.	35,200	619,168
Camden Property Trust	7,800	432,354
Capstead Mortgage Corp.	6,240	79,310
CB Richard Ellis Group, Inc., Class A *	32,500	721,175
CBL & Associates Properties, Inc.	16,485	281,234
Chimera Investment Corp.	111,400	467,880
Colonial Properties Trust	7,067	135,616
CommonWealth REIT	8,850	236,030
Consolidated-Tomoka Land Co.	1,100	31,735
Corporate Office Properties Trust	6,500	237,575
Cousins Properties, Inc.	9,145	77,915
DCT Industrial Trust, Inc.	20,300	112,462
Developers Diversified Realty Corp.	20,284	275,862
DiamondRock Hospitality Co. *	16,786	203,614
Digital Realty Trust, Inc. (d)	10,000	544,000
Douglas Emmett, Inc.	14,000	258,020
Duke Realty Corp.	27,290	373,873
DuPont Fabros Technology, Inc.	7,500	171,900
EastGroup Properties, Inc.	3,900	170,001
Entertainment Properties Trust	5,200	239,356
Equity Lifestyle Properties, Inc.	3,000	170,640
Equity One, Inc.	12,100	225,665
Equity Residential	31,500	1,706,985
Essex Property Trust, Inc.	3,600	417,600
Extra Space Storage, Inc.	11,000	211,530
Federal Realty Investment Trust	8,200	659,526
FelCor Lodging Trust, Inc. *	12,200	85,766
First Industrial Realty Trust, Inc. *	15,900	162,498
Forest City Enterprises, Inc., Class A *	15,400	260,414
Forestar Group, Inc. *	2,933	54,730
Franklin Street Properties Corp.	14,000	209,860
General Growth Properties, Inc. *	43,409	642,887
Getty Realty Corp.	2,000	58,080
Glimcher Realty Trust	7,300	64,313
Government Properties Income Trust	3,000	77,700
Gramercy Capital Corp. *	1,028	3,629
Hatteras Financial Corp.	4,000	114,320
HCP, Inc.	40,548	1,503,925
Health Care REIT, Inc.	15,700	770,556
Healthcare Realty Trust, Inc.	7,900	165,900
Hersha Hospitality Trust	13,500	88,965
Highwoods Properties, Inc.	8,600	281,822
Home Properties, Inc.	5,500	306,240
Hospitality Properties Trust	14,600	363,102
Host Hotels & Resorts, Inc.	76,263	1,411,628
Howard Hughes Corp. *	3,500	175,980
Inland Real Estate Corp.	8,500	78,880
Invesco Mortgage Capital, Inc.	6,000	134,220
Investors Real Estate Trust	8,000	71,520
iStar Financial, Inc. *	9,390	74,463
Jones Lang LaSalle, Inc.	5,300	469,792
Kilroy Realty Corp.	6,800	259,352
Kimco Realty Corp.	44,595	806,724
LaSalle Hotel Properties	8,600	238,822
Lexington Realty Trust	10,867	92,043
Liberty Property Trust	13,300	462,441
LTC Properties, Inc.	2,800	76,552
Mack-Cali Realty Corp.	8,900	311,678
Maui Land & Pineapple Co., Inc. *	800	3,880
Medical Properties Trust, Inc.	12,300	135,054
MFA Financial, Inc.	29,000	236,930
Mid-America Apartment Communities, Inc.	2,500	159,375
Mission West Properties, Inc.	1,000	6,860
MPG Office Trust, Inc. (d)*	7,500	27,600
National Health Investors, Inc.	6,100	278,953
National Retail Properties, Inc.	9,320	231,602
Nationwide Health Properties, Inc.	14,100	529,455
New Century Financial Corp. (a)(c)	3,600	—
OMEGA Healthcare Investors, Inc.	9,784	217,988
Parkway Properties, Inc.	3,500	59,150
Pebblebrook Hotel Trust	2,000	41,120
Pennsylvania Real Estate Investment Trust	5,500	75,130
Piedmont Office Realty Trust, Inc., Class A	15,000	296,700
Plum Creek Timber Co., Inc.	18,047	755,628
PMC Commercial Trust	2,500	21,000
Post Properties, Inc.	5,200	192,556
Potlatch Corp.	5,753	213,724
ProLogis	64,954	969,114
PS Business Parks, Inc.	3,000	174,630
Public Storage	16,590	1,807,978
RAIT Financial Trust	10,300	26,059
Ramco-Gershenson Properties Trust	4,900	63,014
Rayonier, Inc.	9,388	555,863
Realty Income Corp.	13,600	475,456
Redwood Trust, Inc.	8,500	127,245
Regency Centers Corp.	8,700	375,057
Sabra Health Care REIT, Inc.	8,000	148,880
Saul Centers, Inc.	5,100	241,485
Senior Housing Properties Trust	14,450	323,969
Simon Property Group, Inc.	33,283	3,376,560
SL Green Realty Corp.	7,750	563,890
Sovran Self Storage, Inc.	3,800	146,072
Starwood Property Trust, Inc.	7,500	168,825
Strategic Hotel & Resorts, Inc. *	15,000	82,650
Sun Communities, Inc.	3,000	99,360
Sunstone Hotel Investors, Inc. *	13,000	132,730
Tanger Factory Outlet Centers, Inc.	9,200	240,212
Taubman Centers, Inc.	7,100	371,685
Tejon Ranch Co. *	3,674	96,700
The Macerich Co.	14,805	720,411
The St. Joe Co. (d)*	12,900	353,589
U-Store-It Trust	8,000	77,280
UDR, Inc.	20,861	489,816
UMH Properties, Inc.	4,100	42,763
Universal Health Realty Income Trust	3,900	141,765
Urstadt Biddle Properties	500	8,115
Urstadt Biddle Properties, Class A	4,500	87,345
Ventas, Inc.	19,300	1,070,378
Vornado Realty Trust	21,641	1,906,356
Walter Investment Management Corp.	5,289	95,731

 15

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Washington Real Estate Investment Trust	8,100	248,508
Weingarten Realty Investors	14,475	354,927
Weyerhaeuser Co.	60,592	1,404,523
Winthrop Realty Trust	10,000	123,000

		47,396,638

Retailing 3.5%
99 Cents Only Stores *	6,066	90,383
Aaron’s, Inc.	9,375	179,906
Abercrombie & Fitch Co., Class A	8,800	443,608
Advance Auto Parts, Inc.	9,540	609,988
Aeropostale, Inc. *	9,900	238,788
Amazon.com, Inc. *	38,200	6,480,248
America’s Car-Mart, Inc. *	3,750	93,525
American Eagle Outfitters, Inc.	21,150	305,829
AnnTaylor Stores Corp. *	9,825	217,329
Asbury Automotive Group, Inc. *	4,100	75,481
Ascena Retail Group, Inc. *	6,818	184,836
Audiovox Corp., Class A *	1,600	11,488
AutoNation, Inc. (d)*	21,600	620,136
AutoZone, Inc. *	4,100	1,039,473
Barnes & Noble, Inc. (d)	7,400	116,550
Bed Bath & Beyond, Inc. *	28,700	1,377,600
Best Buy Co., Inc.	39,225	1,333,650
Big Lots, Inc. *	11,100	352,869
Brown Shoe Co., Inc.	6,675	84,572
Cabela’s, Inc. *	3,500	87,150
CarMax, Inc. *	24,546	801,427
Charming Shoppes, Inc. *	10,200	31,722
Chico’s FAS, Inc.	19,800	216,216
Christopher & Banks Corp.	2,900	16,559
Coldwater Creek, Inc. *	8,502	24,741
Collective Brands, Inc. *	5,906	120,246
Destination Maternity Corp. *	2,500	101,325
Dick’s Sporting Goods, Inc. *	11,000	396,990
Dillard’s, Inc., Class A	8,500	337,620
Dollar Tree, Inc. *	12,975	656,276
DSW, Inc., Class A *	6,500	216,385
Duckwall-ALCO Stores, Inc. *	1,800	23,904
Expedia, Inc.	31,345	788,640
Family Dollar Stores, Inc.	12,700	539,496
Foot Locker, Inc.	17,100	305,406
GameStop Corp., Class A *	17,548	369,736
Geeknet, Inc. *	452	8,588
Genesco, Inc. *	4,300	159,659
Genuine Parts Co.	17,500	905,625
Group 1 Automotive, Inc.	1,400	52,976
Guess?, Inc.	7,900	337,962
Hibbett Sports, Inc. *	3,543	113,447
HSN, Inc. *	6,269	176,535
J. Crew Group, Inc. *	5,500	238,810
J.C. Penney Co., Inc.	27,400	878,718
Kirkland’s, Inc. *	6,000	79,470
Kohl’s Corp. *	33,300	1,690,974
Liberty Media Corp. - Interactive, Class A *	67,309	1,066,175
Limited Brands, Inc.	31,520	921,645
Lithia Motors, Inc., Class A	700	9,450
LKQ Corp. *	15,000	362,400
Lowe’s Cos., Inc.	160,500	3,980,400
Macy’s, Inc.	46,452	1,075,364
MarineMax, Inc. *	800	7,232
Midas, Inc. *	6,800	48,348
Monro Muffler Brake, Inc.	2,362	78,135
Netflix, Inc. *	6,000	1,284,480
Nordstrom, Inc.	20,600	848,308
O’Reilly Automotive, Inc. *	14,899	846,710
Office Depot, Inc. *	26,000	136,500
OfficeMax, Inc. *	9,400	151,058
Pacific Sunwear of California, Inc. *	7,475	31,844
Penske Automotive Group, Inc. *	5,000	84,500
PetSmart, Inc.	14,100	567,384
Pool Corp.	5,662	138,040
Priceline.com, Inc. *	5,483	2,349,575
RadioShack Corp.	13,700	207,555
Rent-A-Center, Inc.	7,750	230,485
Retail Ventures, Inc. *	8,000	120,640
Ross Stores, Inc.	13,400	873,680
Saks, Inc. *	10,800	126,576
Sally Beauty Holdings, Inc. *	9,950	130,942
Sears Holdings Corp. (d)*	6,385	481,237
Shoe Carnival, Inc. *	4,200	103,950
Signet Jewelers Ltd. *	5,000	212,400
Sonic Automotive, Inc., Class A	4,400	54,780
Stage Stores, Inc.	5,700	88,350
Staples, Inc.	82,800	1,847,268
Stein Mart, Inc.	3,800	29,773
Systemax, Inc. *	2,500	34,150
Target Corp.	73,800	4,046,454
The Buckle, Inc.	5,875	210,031
The Cato Corp., Class A	7,300	178,412
The Children’s Place Retail Stores, Inc. *	1,800	75,402
The Finish Line, Inc., Class A	5,061	77,889
The Gap, Inc.	48,900	942,303
The Home Depot, Inc.	188,070	6,915,334
The Men’s Wearhouse, Inc.	6,600	172,986
The Pep Boys - Manny, Moe & Jack	5,000	69,700
The Talbots, Inc. *	5,700	31,122
The TJX Cos., Inc.	45,400	2,151,506
Tiffany & Co.	14,500	842,885
Tractor Supply Co.	8,000	410,480
Trans World Entertainment Corp. *	1,500	2,655
Tuesday Morning Corp. *	2,500	12,375
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,000	148,160
Urban Outfitters, Inc. *	15,800	534,356
West Marine, Inc. *	5,500	70,345
Wet Seal, Inc., Class A *	6,000	20,520
Williams-Sonoma, Inc.	9,200	296,240
Winmark Corp. (d)	1,200	40,596
Zale Corp. *	5,020	23,443

		59,335,390

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	3,900	60,235
Advanced Micro Devices, Inc. *	61,200	479,196
Altera Corp.	34,900	1,311,193
Amkor Technology, Inc. *	14,400	117,216

16

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Amtech Systems, Inc. *	500	12,805
ANADIGICS, Inc. *	4,650	31,759
Analog Devices, Inc.	33,200	1,289,156
Applied Materials, Inc.	152,098	2,386,418
Applied Micro Circuits Corp. *	7,000	68,880
Atheros Communications *	8,500	379,015
Atmel Corp. *	50,900	689,186
ATMI, Inc. *	4,400	90,640
AXT, Inc. *	3,500	37,905
Broadcom Corp., Class A	52,200	2,353,698
Brooks Automation, Inc. *	8,085	94,918
Cabot Microelectronics Corp. *	2,160	97,438
Cavium Networks, Inc. *	4,000	158,160
CEVA, Inc. *	433	10,466
Cirrus Logic, Inc. *	6,800	143,004
Cohu, Inc.	4,600	68,724
Conexant Systems, Inc. *	6,500	13,585
Cree, Inc. *	12,000	605,880
Cymer, Inc. *	4,200	204,078
Cypress Semiconductor Corp. *	19,500	422,175
Diodes, Inc. *	6,412	165,045
DSP Group, Inc. *	6,300	47,187
Energy Conversion Devices, Inc. (d)*	600	2,448
Entegris, Inc. *	14,299	109,387
Entropic Communications, Inc. *	8,000	87,760
Evergreen Solar, Inc. (d)*	166	374
Exar Corp. *	9,834	63,134
Fairchild Semiconductor International, Inc. *	14,600	259,880
FEI Co. *	4,500	122,625
First Solar, Inc. (d)*	6,200	958,396
FormFactor, Inc. *	5,500	47,025
GSI Technology, Inc. *	6,000	55,200
GT Solar International, Inc. *	7,500	82,837
Hittite Microwave Corp. *	4,500	269,010
Integrated Device Technology, Inc. *	16,120	102,846
Integrated Silicon Solutions, Inc. *	3,038	31,656
Intel Corp.	633,832	13,602,035
International Rectifier Corp. *	8,600	275,458
Intersil Corp., Class A	12,364	186,944
IXYS Corp. *	6,900	78,177
KLA-Tencor Corp.	19,500	859,560
Kopin Corp. *	2,500	10,150
Kulicke & Soffa Industries, Inc. *	10,400	101,400
Lam Research Corp. *	13,600	678,504
Lattice Semiconductor Corp. *	12,100	75,383
Linear Technology Corp.	25,000	869,750
LSI Corp. *	67,887	420,221
Marvell Technology Group Ltd. *	62,400	1,186,224
Maxim Integrated Products, Inc.	33,000	852,060
MEMC Electronic Materials, Inc. *	24,300	269,487
Micrel, Inc.	6,800	91,052
Microchip Technology, Inc.	21,975	801,428
Micron Technology, Inc. *	113,199	1,193,117
Microsemi Corp. *	10,652	239,563
MIPS Technologies, Inc. *	7,100	88,182
MKS Instruments, Inc. *	4,300	123,453
Monolithic Power Systems *	3,500	51,345
MoSys, Inc. *	1,200	6,960
Nanometrics, Inc. *	300	5,136
National Semiconductor Corp.	29,200	442,672
Netlogic Microsystems, Inc. *	6,000	209,160
Novellus Systems, Inc. *	11,171	402,938
NVIDIA Corp. *	63,500	1,518,920
OmniVision Technologies, Inc. *	4,800	123,984
ON Semiconductor Corp. *	47,165	521,173
Pericom Semiconductor Corp. *	3,600	36,108
Photronics, Inc. *	12,900	85,011
PLX Technology, Inc. *	1,300	4,179
PMC-Sierra, Inc. *	22,800	178,296
Power Integrations, Inc.	3,000	110,790
Rambus, Inc. *	13,700	280,713
RF Micro Devices, Inc. *	30,020	201,734
Rudolph Technologies, Inc. *	1,318	13,259
Semtech Corp. *	6,000	131,010
Silicon Image, Inc. *	6,500	44,590
Silicon Laboratories, Inc. *	5,000	222,400
Skyworks Solutions, Inc. *	20,189	641,405
Spansion, Inc. *	4,000	79,520
Standard Microsystems Corp. *	3,600	86,580
SunPower Corp., Class A (d)*	10,300	138,432
Supertex, Inc. *	4,900	112,259
Teradyne, Inc. *	18,559	309,564
Tessera Technologies, Inc. *	6,000	103,920
Texas Instruments, Inc.	143,397	4,862,592
Trident Microsystems, Inc. *	5,000	7,450
TriQuint Semiconductor, Inc. *	16,310	214,640
Ultratech, Inc. *	4,800	108,168
Varian Semiconductor Equipment Associates, Inc. *	7,875	350,044
Veeco Instruments, Inc. (d)*	5,500	237,930
Volterra Semiconductor Corp. *	3,000	74,550
Xilinx, Inc.	29,100	937,020
Zoran Corp. *	4,261	40,437

		48,427,577

Software & Services 8.6%
Accenture plc, Class A	70,000	3,602,900
ACI Worldwide, Inc. *	5,200	137,748
Activision Blizzard, Inc.	99,732	1,125,974
Actuate Corp. *	5,862	32,534
Acxiom Corp. *	13,300	229,159
Adobe Systems, Inc. *	56,710	1,874,266
Advent Software, Inc. *	8,200	242,392
Akamai Technologies, Inc. *	19,638	948,908
Alliance Data Systems Corp. *	6,600	466,884
Ancestry.com, Inc. *	3,000	106,800
ANSYS, Inc. *	10,786	565,726
AOL, Inc. *	11,122	261,589
Ariba, Inc. *	11,570	325,001
Autodesk, Inc. *	24,800	1,008,864
Automatic Data Processing, Inc.	55,100	2,639,290
Blackbaud, Inc.	6,000	157,740
Blackboard, Inc. *	3,000	116,580
BMC Software, Inc. *	29,000	1,383,300
Bottomline Technologies, Inc. *	5,000	114,650
Broadridge Financial Solutions, Inc.	15,025	343,922
CA, Inc.	47,508	1,130,690
CACI International, Inc., Class A *	4,100	227,509
Cadence Design Systems, Inc. *	30,100	261,268

 17

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cardtronics, Inc. *	5,000	85,450
CIBER, Inc. *	7,300	33,288
Citrix Systems, Inc. *	20,000	1,263,600
Cognizant Technology Solutions Corp., Class A *	33,200	2,421,940
Computer Sciences Corp.	16,238	865,323
Compuware Corp. *	27,900	299,088
Constant Contact, Inc. *	3,000	83,970
Convergys Corp. *	10,500	149,520
CoreLogic, Inc.	13,800	276,690
CSG Systems International, Inc. *	5,400	105,030
DealerTrack Holdings, Inc. *	3,100	61,272
Deltek, Inc. *	3,000	21,330
Digimarc Corp. *	2,142	64,281
Digital River, Inc. *	5,100	161,874
DST Systems, Inc.	8,100	385,236
Dynamics Research Corp. *	1,200	16,164
EarthLink, Inc.	17,050	145,437
EasyLink Services International Corp., Class A *	5,000	20,000
eBay, Inc. *	128,348	3,896,645
Ebix, Inc. *	3,000	67,650
Edgewater Technology, Inc. *	767	1,787
Electronic Arts, Inc. *	35,900	559,681
eLoyalty Corp. *	190	1,309
Epicor Software Corp. *	6,000	62,160
EPIQ Systems, Inc.	825	10,601
Equinix, Inc. *	5,565	492,057
Euronet Worldwide, Inc. *	5,500	100,595
Exlservice Holdings, Inc. *	8,000	152,480
FactSet Research Systems, Inc.	3,750	378,000
Fair Isaac Corp.	7,744	196,543
FalconStor Software, Inc. *	1,200	4,350
Fidelity National Information Services, Inc.	38,506	1,171,738
Fiserv, Inc. *	18,300	1,130,391
Forrester Research, Inc.	4,100	146,124
Fortinet, Inc. *	5,000	192,250
Gartner, Inc. *	10,300	364,826
Genpact Ltd. *	15,000	226,950
Global Cash Access Holdings, Inc. *	15,100	46,055
Global Payments, Inc.	9,240	436,498
Google, Inc., Class A *	26,650	15,999,594
GSE Systems, Inc. *	2,424	7,902
Hackett Group, Inc. *	1,700	5,933
IAC/InterActiveCorp *	15,672	443,361
iGATE Corp.	9,600	147,840
Informatica Corp. *	10,200	473,280
Information Services Group, Inc. *	7,500	14,400
InfoSpace, Inc. *	3,872	31,673
Interactive Intelligence, Inc. *	7,500	245,475
Internap Network Services Corp. *	3,500	25,515
International Business Machines Corp.	142,510	23,086,620
Intuit, Inc. *	33,430	1,568,870
j2 Global Communications, Inc. *	6,000	165,600
Jack Henry & Associates, Inc.	9,300	274,908
JDA Software Group, Inc. *	4,500	135,810
Lawson Software, Inc. *	14,500	136,300
Lender Processing Services, Inc.	11,157	354,123
Lionbridge Technologies, Inc. *	12,400	47,616
LookSmart Ltd. *	480	859
Magma Design Automation, Inc. *	7,200	39,096
Manhattan Associates, Inc. *	4,300	126,893
ManTech International Corp., Class A *	5,000	201,025
Mastech Holdings, Inc. *	640	2,592
MasterCard, Inc., Class A	12,000	2,838,120
MAXIMUS, Inc.	4,200	284,970
McAfee, Inc. *	17,445	835,616
Mentor Graphics Corp. *	11,200	142,632
MICROS Systems, Inc. *	22,000	1,006,280
Microsoft Corp.	868,850	24,088,866
MicroStrategy, Inc., Class A *	856	91,044
ModusLink Global Solutions, Inc. *	3,950	24,214
MoneyGram International, Inc. *	7,500	18,525
Monotype Imaging Holdings, Inc. *	4,500	50,558
Monster Worldwide, Inc. *	14,300	238,095
Move, Inc. *	5,020	11,295
NetScout Systems, Inc. *	7,300	167,316
NetSuite, Inc. *	3,500	94,255
NeuStar, Inc., Class A *	9,300	249,519
Novell, Inc. *	37,600	226,352
Nuance Communications, Inc. *	28,474	578,876
Openwave Systems, Inc. *	7,771	15,775
OPNET Technologies, Inc.	5,100	145,809
Oracle Corp.	434,949	13,931,416
Parametric Technology Corp. *	12,680	281,876
Paychex, Inc.	36,400	1,164,800
PRGX Global, Inc. *	2,000	12,480
Progress Software Corp. *	6,300	180,432
Quest Software, Inc. *	7,700	198,814
Radiant Systems, Inc. *	6,800	124,100
RealNetworks, Inc. *	18,900	71,064
Red Hat, Inc. *	20,600	851,192
Reis, Inc. *	1,400	9,590
Renaissance Learning, Inc.	2,100	22,281
Rovi Corp. *	12,812	791,269
S1 Corp. *	12,930	83,269
Saba Software, Inc. *	4,549	29,614
SAIC, Inc. *	41,000	679,370
Salesforce.com, Inc. *	13,200	1,704,648
Sapient Corp.	12,100	144,595
SAVVIS, Inc. *	4,000	123,080
Solera Holdings, Inc.	8,000	418,640
Sonic Solutions *	4,000	58,340
SRA International, Inc., Class A *	5,000	133,400
StarTek, Inc. *	3,900	21,450
Support.com, Inc. *	11,600	64,264
Symantec Corp. *	93,673	1,649,582
Synopsys, Inc. *	16,684	452,637
Syntel, Inc.	2,500	139,425
Take-Two Interactive Software, Inc. *	9,000	112,275
Taleo Corp., Class A *	4,500	132,570
TeleCommunication Systems, Inc., Class A *	1,300	5,317
TeleTech Holdings, Inc. *	5,000	107,050
Teradata Corp. *	23,800	1,023,162
The Ultimate Software Group, Inc. *	3,000	145,800
THQ, Inc. *	5,425	31,519
TIBCO Software, Inc. *	19,000	417,620

18

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TiVo, Inc. *	13,000	125,710
Total System Services, Inc.	28,204	491,032
Tyler Technologies, Inc. *	4,000	83,000
Unisys Corp. *	4,000	113,320
United Online, Inc.	8,650	61,156
ValueClick, Inc. *	8,500	119,085
VeriFone Systems, Inc. *	9,600	383,424
VeriSign, Inc.	20,875	702,444
Virtusa Corp. *	3,000	48,300
Visa, Inc., Class A	55,900	3,904,615
VistaPrint N.V. *	4,500	227,880
VMware, Inc., Class A *	13,100	1,120,312
Web.com Group, Inc. *	223	2,096
WebMD Health Corp. *	4,074	212,989
Websense, Inc. *	7,500	143,700
Western Union Co.	73,932	1,499,341
Wright Express Corp. *	4,500	212,940
Yahoo!, Inc. *	144,144	2,323,601

		145,137,165

Technology Hardware & Equipment 6.9%
ADTRAN, Inc.	7,000	287,910
Agilysys, Inc. *	4,860	27,848
Amphenol Corp., Class A	19,600	1,084,664
Anaren, Inc. *	5,300	108,862
Anixter International, Inc.	3,300	208,791
Apple, Inc. *	105,000	35,628,600
Arris Group, Inc. *	12,775	159,432
Arrow Electronics, Inc. *	12,000	453,600
Aruba Networks, Inc. *	7,000	150,850
Aviat Networks, Inc. *	7,177	37,249
Avid Technology, Inc. *	3,756	62,537
Avnet, Inc. *	17,788	633,609
AVX Corp.	14,000	219,520
Benchmark Electronics, Inc. *	7,830	148,692
Black Box Corp.	1,700	59,823
Blue Coat Systems, Inc. *	4,180	120,426
Brightpoint, Inc. *	7,454	67,645
Brocade Communications Systems, Inc. *	51,035	287,837
Checkpoint Systems, Inc. *	4,600	95,082
Ciena Corp. *	9,970	219,639
Cisco Systems, Inc. *	638,409	13,502,350
Cognex Corp.	2,900	90,886
Coherent, Inc. *	2,800	149,940
Compellent Technologies, Inc. *	3,000	83,190
Comtech Telecommunications Corp.	2,175	61,031
Corning, Inc.	179,807	3,993,513
CPI International, Inc. *	6,000	116,400
CTS Corp.	8,800	99,792
Daktronics, Inc.	8,700	132,849
DDi Corp.	3,501	39,439
Dell, Inc. *	194,900	2,564,884
DG Fastchannel, Inc. *	3,000	82,230
Diebold, Inc.	7,300	223,818
Digi International, Inc. *	3,000	31,770
Dolby Laboratories, Inc., Class A *	8,800	525,360
Echelon Corp. *	7,200	65,520
EchoStar Corp., Class A *	7,540	205,465
Electro Rent Corp.	5,100	75,276
Electro Scientific Industries, Inc. *	4,800	80,016
Electronics for Imaging, Inc. *	6,400	95,872
EMC Corp. *	233,186	5,804,000
EMS Technologies, Inc. *	4,500	82,485
Emulex Corp. *	8,900	101,549
Extreme Networks, Inc. *	14,000	45,920
F5 Networks, Inc. *	8,600	932,068
Finisar Corp. *	9,000	299,700
FLIR Systems, Inc. *	18,600	577,344
Frequency Electronics, Inc. *	500	3,530
Gerber Scientific, Inc. *	8,900	67,907
Harmonic, Inc. *	9,842	83,066
Harris Corp.	14,000	651,560
Hewlett-Packard Co.	260,636	11,908,459
Hutchinson Technology, Inc. *	6,000	19,860
I.D. Systems, Inc. *	5,500	23,870
Identive Group, Inc. *	1,200	3,108
Imation Corp. *	5,500	55,550
Immersion Corp. *	4,300	25,413
Infinera Corp. *	10,500	77,018
Ingram Micro, Inc., Class A *	16,900	333,606
Insight Enterprises, Inc. *	4,650	64,728
Intellicheck Mobilisa, Inc. *	500	655
InterDigital, Inc. *	4,500	216,675
Intermec, Inc. *	5,600	63,616
Itron, Inc. *	4,500	261,090
Ixia *	8,200	128,986
Jabil Circuit, Inc.	22,400	452,704
JDS Uniphase Corp. *	23,053	391,209
Juniper Networks, Inc. *	60,565	2,248,173
L-1 Identity Solutions, Inc. *	9,256	110,424
LeCroy Corp. *	2,400	31,320
Lexmark International, Inc., Class A *	10,900	379,756
LightPath Technologies, Inc., Class A *	75	124
Littelfuse, Inc.	2,000	102,560
Maxwell Technologies, Inc. *	4,500	81,000
Measurement Specialties, Inc. *	3,200	86,208
Mercury Computer Systems, Inc. *	3,600	67,968
Methode Electronics, Inc.	6,600	78,012
MOCON, Inc.	600	7,722
Molex, Inc.	16,125	421,669
Motorola Mobility Holdings, Inc. *	29,556	823,726
Motorola Solutions, Inc. *	33,779	1,309,612
MTS Systems Corp.	3,781	141,466
Multi-Fineline Electronix, Inc. *	2,500	72,250
National Instruments Corp.	7,675	324,729
NCR Corp. *	23,800	390,320
NetApp, Inc. *	39,500	2,161,835
NETGEAR, Inc. *	3,000	103,965
Network Equipment Technologies, Inc. *	8,500	41,990
Newport Corp. *	4,200	73,710
Oplink Communications, Inc. *	4,157	103,010
OSI Systems, Inc. *	3,700	140,563
Park Electrochemical Corp.	3,600	109,656
ParkerVision, Inc. *	400	236
PC Connection, Inc. *	7,000	61,950
PC-Tel, Inc. *	8,900	64,525
Performance Technologies, Inc. *	1,600	2,752
Plantronics, Inc.	4,000	141,600

 19

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Plexus Corp. *	3,700	100,048
Polycom, Inc. *	9,200	403,420
Power-One, Inc. (d)*	9,500	101,650
Presstek, Inc. *	5,100	10,659
Pulse Electronics Corp.	7,500	38,325
QLogic Corp. *	17,044	303,554
QUALCOMM, Inc.	182,100	9,857,073
RadiSys Corp. *	7,200	60,912
Research Frontiers, Inc. (d)*	2,800	18,284
Richardson Electronics Ltd.	4,800	62,112
Riverbed Technology, Inc. *	15,500	555,985
Rofin-Sinar Technologies, Inc. *	3,800	148,580
Rogers Corp. *	2,500	106,950
SanDisk Corp. *	28,000	1,270,360
Sanmina-SCI Corp. *	8,500	127,755
ScanSource, Inc. *	3,200	115,872
SeaChange International, Inc. *	6,350	52,578
Seagate Technology *	52,066	728,924
Sonus Networks, Inc. *	19,400	53,350
STEC, Inc. (d)*	3,500	71,715
Stratasys, Inc. *	2,700	89,181
Sycamore Networks, Inc.	2,790	58,199
Symmetricom, Inc. *	8,450	52,475
Synaptics, Inc. *	5,250	149,415
Tech Data Corp. *	5,300	248,623
Tekelec *	8,700	99,832
Tellabs, Inc.	38,064	201,739
TESSCO Technologies, Inc.	4,025	46,368
Tollgrade Communications, Inc. *	4,600	42,688
TransAct Technologies, Inc. *	1,000	9,490
Trimble Navigation Ltd. *	14,792	681,615
TTM Technologies, Inc. *	7,900	125,610
Tyco Electronics Ltd.	50,200	1,818,746
UTStarcom, Inc. *	16,000	33,600
ViaSat, Inc. *	3,500	151,882
Vishay Intertechnology, Inc. *	36,688	605,352
Vishay Precision Group, Inc. *	2,620	48,601
Western Digital Corp. *	26,200	891,324
Xerox Corp.	155,056	1,646,695
Xybernaut Corp. (a)(c)	1,400	—
Zebra Technologies Corp., Class A *	6,375	247,987
Zygo Corp. *	7,000	76,160

		116,154,412

Telecommunication Services 2.6%
AboveNet, Inc.	3,000	178,680
Alaska Communication Systems Group, Inc.	5,000	46,000
American Tower Corp., Class A *	44,800	2,278,528
AT&T, Inc.	676,056	18,605,061
Atlantic Tele-Network, Inc.	3,250	121,387
CenturyLink, Inc.	34,359	1,485,683
Cincinnati Bell, Inc. *	22,268	63,464
Clearwire Corp., Class A (d)*	23,100	122,199
Cogent Communications Group, Inc. *	3,900	53,196
Consolidated Communications Holdings, Inc.	2,622	46,540
Crown Castle International Corp. *	27,776	1,171,314
Frontier Communications Corp.	113,868	1,044,170
General Communication, Inc., Class A *	10,500	127,155
Global Crossing Ltd. *	4,600	61,318
HickoryTech Corp.	4,600	46,414
Leap Wireless International, Inc. *	5,700	79,686
Level 3 Communications, Inc. *	168,000	206,640
MetroPCS Communications, Inc. *	33,000	426,690
NII Holdings, Inc. *	17,400	730,452
NTELOS Holdings Corp.	3,000	60,480
PAETEC Holding Corp. *	8,500	33,575
Premiere Global Services, Inc. *	5,100	31,773
Qwest Communications International, Inc.	159,337	1,136,073
SBA Communications Corp., Class A *	12,800	522,240
Shenandoah Telecommunications Co.	2,500	41,825
Sprint Nextel Corp. *	337,530	1,525,636
SureWest Communications *	5,500	60,280
Telephone & Data Systems, Inc.	10,600	378,950
tw telecom, Inc. *	17,000	291,550
United States Cellular Corp. *	9,100	443,534
USA Mobility, Inc.	5,500	93,940
Verizon Communications, Inc.	321,072	11,436,585
Warwick Valley Telephone Co.	1,100	16,258
Windstream Corp.	51,709	662,392

		43,629,668

Transportation 1.9%
AirTran Holdings, Inc. *	14,300	105,677
Alaska Air Group, Inc. *	4,400	260,656
Alexander & Baldwin, Inc.	3,400	136,408
AMERCO *	3,900	354,939
AMR Corp. *	35,700	251,685
Arkansas Best Corp.	1,100	28,105
Atlas Air Worldwide Holdings, Inc. *	3,000	152,430
Avis Budget Group, Inc. *	3,000	41,520
C.H. Robinson Worldwide, Inc.	18,000	1,387,620
Con-way, Inc.	4,500	153,090
Covenant Transport Group, Inc., Class A *	3,000	26,910
CSX Corp.	42,700	3,014,620
Delta Air Lines, Inc. *	89,000	1,038,630
Dollar Thrifty Automotive Group, Inc. *	3,500	169,820
Expeditors International of Washington, Inc.	24,200	1,226,214
FedEx Corp.	32,563	2,941,090
Forward Air Corp.	2,600	72,566
Genco Shipping & Trading Ltd. *	5,500	63,580
Genesee & Wyoming, Inc., Class A *	3,000	155,250
Heartland Express, Inc.	8,941	143,279
Hertz Global Holdings, Inc. *	37,000	544,270
Horizon Lines, Inc., Class A	5,200	25,740
Hub Group, Inc., Class A *	4,400	153,032
J.B. Hunt Transport Services, Inc.	13,000	533,000
JetBlue Airways Corp. *	23,462	140,772
Kansas City Southern *	10,550	527,289
Kirby Corp. *	5,600	261,744

20

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Knight Transportation, Inc.	9,050	172,493
Landstar System, Inc.	15,200	629,736
MAIR Holdings, Inc. (a)(c)	1,100	3,300
Norfolk Southern Corp.	42,000	2,569,980
Old Dominion Freight Line, Inc. *	6,075	195,433
Pacer International, Inc. *	2,800	17,500
Park-Ohio Holdings Corp. *	2,600	53,456
Pinnacle Airlines Corp. *	7,500	54,075
Republic Airways Holdings, Inc. *	7,500	48,150
Ryder System, Inc.	6,400	307,712
Saia, Inc. *	6,100	87,291
SkyWest, Inc.	7,000	105,350
Southwest Airlines Co.	85,125	1,008,731
Union Pacific Corp.	55,500	5,251,965
United Continental Holdings, Inc. *	35,900	911,860
United Parcel Service, Inc., Class B	79,380	5,685,196
US Airways Group, Inc. *	17,400	172,608
UTI Worldwide, Inc.	11,300	247,470
Werner Enterprises, Inc.	5,832	143,759

		31,576,001

Utilities 3.3%
AGL Resources, Inc.	9,800	359,660
Allegheny Energy, Inc.	17,900	461,462
ALLETE, Inc.	5,233	193,150
Alliant Energy Corp.	11,800	438,488
Ameren Corp.	26,100	740,457
American Electric Power Co., Inc.	54,520	1,945,274
American States Water Co.	2,000	68,000
American Water Works Co., Inc.	19,200	489,600
Aqua America, Inc.	15,094	348,973
Atmos Energy Corp.	9,200	299,920
Avista Corp.	7,800	176,670
Black Hills Corp.	3,900	120,939
California Water Service Group	3,000	109,500
Calpine Corp. *	39,900	569,373
CenterPoint Energy, Inc.	40,100	647,615
Central Vermont Public Service Corp.	6,200	133,114
CH Energy Group, Inc.	1,900	92,359
Chesapeake Utilities Corp.	647	25,298
Cleco Corp.	6,400	200,064
CMS Energy Corp.	23,900	466,050
Consolidated Edison, Inc.	31,900	1,592,129
Constellation Energy Group, Inc.	19,500	628,875
Dominion Resources, Inc.	68,580	2,985,973
DPL, Inc.	14,452	378,353
DTE Energy Co.	20,301	939,124
Duke Energy Corp.	150,556	2,691,941
Dynegy, Inc. *	15,416	96,967
Edison International	34,710	1,259,279
El Paso Electric Co. *	5,300	142,835
Energen Corp.	8,200	458,380
Entergy Corp.	21,700	1,566,089
Exelon Corp.	74,474	3,165,890
FirstEnergy Corp.	34,717	1,358,129
GenOn Energy, Inc. *	86,304	357,299
Great Plains Energy, Inc.	14,341	282,231
Hawaiian Electric Industries, Inc.	10,700	266,430
IDACORP, Inc.	4,200	156,954
Integrys Energy Group, Inc.	7,540	358,829
ITC Holdings Corp.	5,000	328,500
MDU Resources Group, Inc.	19,425	412,393
MGE Energy, Inc.	2,000	81,400
Middlesex Water Co.	3,000	53,340
National Fuel Gas Co.	8,800	601,392
New Jersey Resources Corp.	6,225	261,201
NextEra Energy, Inc.	45,900	2,453,814
Nicor, Inc.	6,000	302,820
NiSource, Inc.	36,864	686,408
Northeast Utilities	20,124	662,482
Northwest Natural Gas Co.	5,700	253,992
NorthWestern Corp.	7,100	200,504
NRG Energy, Inc. *	27,600	572,700
NSTAR	10,734	465,641
NV Energy, Inc.	24,976	358,905
OGE Energy Corp.	9,500	435,955
ONEOK, Inc.	12,900	759,681
Ormat Technologies, Inc.	2,800	86,128
Otter Tail Corp.	4,100	92,947
Pepco Holdings, Inc.	23,300	432,681
PG&E Corp.	43,500	2,013,180
Piedmont Natural Gas Co., Inc.	6,300	176,778
Pinnacle West Capital Corp.	17,800	724,638
PNM Resources, Inc.	8,500	110,755
Portland General Electric Co.	8,200	183,188
PPL Corp.	55,700	1,436,503
Progress Energy, Inc.	31,959	1,435,598
Public Service Enterprise Group, Inc.	57,300	1,858,239
Questar Corp.	19,200	334,656
SCANA Corp.	12,405	524,359
Sempra Energy	24,675	1,284,827
South Jersey Industries, Inc.	2,500	130,600
Southern Co.	92,100	3,464,802
Southwest Gas Corp.	11,600	431,984
TECO Energy, Inc.	26,700	491,547
The AES Corp. *	90,396	1,120,910
The Empire District Electric Co.	3,500	75,320
The Laclede Group, Inc.	3,300	125,400
UGI Corp.	10,700	335,445
UIL Holdings Corp.	6,166	186,152
Unisource Energy Corp.	3,800	136,078
Unitil Corp.	600	13,200
Vectren Corp.	8,766	232,211
Westar Energy, Inc.	11,700	298,350
WGL Holdings, Inc.	6,000	216,360
Wisconsin Energy Corp.	11,400	687,306
Xcel Energy, Inc.	53,395	1,258,520

		55,361,463

Total Common Stock
(Cost $1,287,601,285)		1,650,923,629

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Corporate Bond 0.0% of net assets

Finance 0.0%

 21

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Finance Company 0.0%
GAMCO Investors, Inc.
0.00%, 12/31/15 (f)	10,200	6,223

Total Corporate Bond
(Cost $10,240)		6,223

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)*	1,800	—

Total Rights
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 1.9% of net assets

Time Deposit 1.8%
Wells Fargo
0.03%, 02/01/11	29,980,747	29,980,747

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.09%, 03/17/11 (e)	20,000	19,997
0.10%, 03/17/11 (e)	200,000	199,971
0.11%, 03/17/11 (e)	1,000,000	999,855
0.14%, 03/17/11 (e)	800,000	799,884

		2,019,707

Total Short-Term Investments
(Cost $32,000,454)		32,000,454

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	6,038,014	6,038,014

Total Collateral Invested for Securities on Loan
(Cost $6,038,014)		6,038,014

End of collateral invested for securities on loan.

At 01/31/11 tax basis cost of the fund’s investments was $1,327,138,472 and the unrealized appreciation and depreciation were $513,913,921 and ($158,122,087), respectively, with a net unrealized appreciation of $355,791,834.

*	Non-income producing security.
(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3,300 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	Zero Coupon Bond.

REIT —	Real Estate Investment Trust

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/18/11	195	15,213,900	177,406
S&P 500 Index, e-mini, Long, expires 03/18/11	205	13,144,600	446,829

			624,235

22

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,510,510,922	$—	$—	$1,510,510,922
Diversified Financials	108,832,456	—	4,250	108,836,706
Transportation	31,572,701	—	3,300	31,576,001
Corporate Bond(a)	—	6,223	—	6,223
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	32,000,454	—	32,000,454

Total	$1,650,916,079	$32,006,677	$7,550	$1,682,930,306

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,038,014	$—	$—	$6,038,014
Futures Contracts*	624,235	—	—	624,235

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.

(a)	As categorized in Portfolio Holdings.

 23

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	January 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock	$3,300	$—	$—	$4,250	$—	$—	$—	$7,550
Rights	46,179	—	—	(46,179)	—	—	—	—

Total	$49,479	$—	$—	($41,929)	$—	$—	$—	$7,550

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46819JAN11

24

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.5%		Common Stock	1,067,354,785	1,527,846,371
0.2%		Preferred Stock	2,548,297	3,251,531
0.0%		Rights	204,533	248,607
0.0%		Warrants	13,912	308
0.2%		Other Investment Company	3,205,400	3,269,200

99.9%		Total Investments	1,073,326,927	1,534,616,017
1.6%		Collateral Invested for Securities on Loan	24,650,584	24,650,584
(1	.5)%	Other Assets and Liabilities, Net		(23,845,523)

100.0%		Total Net Assets		1,535,421,078

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Australia 7.2%

Banks 2.7%
Australia & New Zealand Banking Group Ltd.	405,912	9,619,991
Commonwealth Bank of Australia	244,428	12,826,552
National Australia Bank Ltd.	338,583	8,354,416
Westpac Banking Corp.	476,406	10,958,042

		41,759,001

Diversified Financials 0.1%
Macquarie Group Ltd.	53,287	2,167,809

Energy 0.4%
Origin Energy Ltd.	137,296	2,251,839
Woodside Petroleum Ltd.	80,731	3,360,420

		5,612,259

Food & Staples Retailing 0.7%
Wesfarmers Ltd.	182,395	6,207,464
Woolworths Ltd.	198,156	5,271,932

		11,479,396

Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	304,146	1,715,412

Insurance 0.3%
QBE Insurance Group Ltd.	163,410	2,857,572
Suncorp Group Ltd.	198,080	1,706,854

		4,564,426

Materials 2.3%
BHP Billiton Ltd.	529,706	23,565,884
Fortescue Metals Group Ltd. *	178,746	1,143,249
Newcrest Mining Ltd.	120,481	4,462,411
Rio Tinto Ltd.	70,508	5,934,914

		35,106,458

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	88,346	3,286,775

Real Estate 0.3%
Westfield Group	341,822	3,364,189
Westfield Retail Trust	341,822	902,703

		4,266,892

Telecommunication Services 0.1%
Telstra Corp., Ltd.	350,763	981,341

		110,939,769

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	36,594	1,828,327

Energy 0.1%
OMV AG	23,936	1,060,536

Utilities 0.0%
Verbund AG	11,898	475,813

		3,364,676

Belgium 0.6%

Banks 0.1%
KBC GROEP N.V. *	31,902	1,277,107

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	12,176	1,095,981

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	119,225	6,578,491

Telecommunication Services 0.1%
Belgacom S.A.	25,283	908,039

		9,859,618

Canada 9.8%

Banks 2.7%
Bank of Montreal (a)	88,575	5,110,964
Bank of Nova Scotia	164,804	9,292,289
Canadian Imperial Bank of Commerce	62,310	4,745,977
Royal Bank of Canada	224,668	12,043,919
The Toronto-Dominion Bank	138,132	10,340,415

		41,533,564

Energy 3.0%
Cameco Corp.	63,109	2,616,123
Canadian Natural Resources Ltd.	173,876	7,753,097
Canadian Oil Sands Ltd.	37,447	1,028,030
Cenovus Energy, Inc.	118,700	4,101,483
Enbridge, Inc.	58,680	3,402,367
Encana Corp.	115,562	3,724,158

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Husky Energy, Inc.	36,410	981,745
Imperial Oil Ltd.	41,159	1,835,272
Nexen, Inc.	79,674	2,001,100
Suncor Energy, Inc.	248,999	10,309,580
Talisman Energy, Inc.	156,442	3,583,941
TransCanada Corp.	108,582	3,963,322

		45,300,218

Food & Staples Retailing 0.0%
Loblaw Cos., Ltd.	15,800	617,420

Insurance 0.7%
Great-West Lifeco, Inc.	41,000	1,062,106
Manulife Financial Corp.	273,997	4,774,802
Power Corp. of Canada	50,603	1,363,934
Power Financial Corp.	36,366	1,081,882
Sun Life Financial, Inc.	87,057	2,739,468

		11,022,192

Materials 2.1%
Agnico-Eagle Mines Ltd.	25,140	1,720,773
Agrium, Inc.	24,800	2,191,098
Barrick Gold Corp.	156,421	7,415,294
Goldcorp, Inc.	117,251	4,705,965
Ivanhoe Mines Ltd. *	44,390	1,232,822
Kinross Gold Corp.	170,891	2,839,792
Potash Corp. of Saskatchewan, Inc.	46,980	8,323,016
Teck Resources Ltd., Class B	75,200	4,554,731

		32,983,491

Media 0.2%
Thomson Reuters Corp.	59,900	2,392,770

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	76,329	2,492,593

Technology Hardware & Equipment 0.3%
Research In Motion Ltd. *	73,648	4,338,638

Telecommunication Services 0.3%
BCE, Inc.	39,549	1,436,458
Rogers Communications, Inc., Class B	75,678	2,642,892

		4,079,350

Transportation 0.3%
Canadian National Railway Co.	75,278	5,103,733

		149,863,969

China 0.1%

Household & Personal Products 0.0%
Hengan International Group Co., Ltd.	122,000	915,784

Retailing 0.1%
Belle International Holdings Ltd.	696,000	1,196,708

		2,112,492

Denmark 0.8%

Banks 0.1%
Danske Bank A/S *	85,665	2,297,333

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	16,473	1,637,725

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, Class B	53,846	6,062,509

Transportation 0.2%
AP Moller - Maersk A/S, Series A	85	800,647
AP Moller - Maersk A/S, Series B	168	1,636,508

		2,437,155

		12,434,722

Finland 0.8%

Capital Goods 0.1%
Kone Oyj, Class B	32,328	1,761,710

Insurance 0.2%
Sampo Oyj, Class A	72,768	2,145,494

Technology Hardware & Equipment 0.4%
Nokia Corp. Oyj	598,961	6,388,836

Utilities 0.1%
Fortum Oyj	68,837	2,118,171

		12,414,211

France 10.2%

Automobiles & Components 0.2%
Cie Generale des Etablissements Michelin, Class B	24,141	1,756,868
Renault S.A. *	31,415	2,053,620

		3,810,488

Banks 1.5%
BNP Paribas	168,686	12,590,477
Credit Agricole S.A.	168,718	2,489,858
Natixis *	134,252	712,914
Societe Generale	118,741	7,669,845

		23,463,094

Capital Goods 1.5%
Alstom S.A.	31,808	1,775,182
Areva S.A.	7,200	352,401
Bouygues S.A.	35,016	1,625,721
Compagnie de Saint-Gobain	69,118	3,987,052
Safran S.A.	32,911	1,189,055
Schneider Electric S.A.	42,444	6,608,258
Vallourec S.A.	16,512	1,794,542
Vinci S.A.	85,628	4,943,947

		22,276,158

Consumer Durables & Apparel 0.7%
Christian Dior S.A.	8,936	1,226,413
Hermes International	11,517	2,319,454
LVMH Moet Hennessy Louis Vuitton S.A.	41,214	6,431,378

		9,977,245

Energy 1.4%
Total S.A.	370,663	21,689,826

Food & Staples Retailing 0.3%
Carrefour S.A.	95,694	4,678,311

Food, Beverage & Tobacco 0.6%
DANONE S.A.	102,914	6,187,248

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pernod Ricard S.A.	26,749	2,544,064

		8,731,312

Health Care Equipment & Services 0.1%
Essilor International S.A.	33,033	2,208,505

Household & Personal Products 0.3%
L’Oreal S.A.	38,849	4,506,548

Insurance 0.4%
AXA S.A.	290,096	6,139,523
CNP Assurances	18,752	414,069

		6,553,592

Materials 0.5%
Air Liquide S.A.	45,119	5,628,757
Lafarge S.A.	28,029	1,663,466

		7,292,223

Media 0.4%
Vivendi	194,034	5,546,878

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi-Aventis	172,031	11,757,064

Real Estate 0.2%
Unibail-Rodamco SE	14,287	2,727,645

Retailing 0.1%
PPR	11,455	1,827,409

Telecommunication Services 0.4%
France Telecom S.A.	307,725	6,711,521

Utilities 0.8%
EDF S.A.	44,728	1,970,271
GDF Suez	192,011	7,605,532
Veolia Environnement	79,396	2,483,533

		12,059,336

		155,817,155

Germany 8.3%

Automobiles & Components 1.0%
Bayerische Motoren Werke AG	50,462	3,872,812
Continental AG *	7,851	618,395
Daimler AG - Reg’d *	141,411	10,344,260
Volkswagen AG	5,065	770,549

		15,606,016

Capital Goods 1.2%
MAN SE	16,017	1,854,303
Siemens AG - Reg’d (a)	128,695	16,497,868

		18,352,171

Consumer Durables & Apparel 0.1%
Adidas AG	31,986	1,990,563

Diversified Financials 0.7%
Deutsche Bank AG - Reg’d	147,521	8,722,922
Deutsche Boerse AG	29,888	2,265,283

		10,988,205

Food & Staples Retailing 0.1%
Metro AG	20,225	1,424,872

Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	29,500	1,725,810

Household & Personal Products 0.1%
Beiersdorf AG	16,031	878,393
Henkel AG & Co. KGaA	19,449	1,001,092

		1,879,485

Insurance 1.0%
Allianz SE - Reg’d	72,345	10,056,480
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	29,539	4,630,446

		14,686,926

Materials 1.2%
BASF SE	145,851	11,228,196
K&S AG	22,567	1,669,355
Linde AG	26,142	3,811,434
ThyssenKrupp AG (a)	50,861	2,061,450

		18,770,435

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg’d	131,729	9,726,791
Merck KGaA	10,200	872,833

		10,599,624

Software & Services 0.5%
SAP AG	138,629	8,020,045

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	469,844	6,263,565

Transportation 0.2%
Deutsche Post AG - Reg’d	135,202	2,483,290

Utilities 1.0%
E.ON AG	303,065	10,110,899
RWE AG	64,238	4,632,948

		14,743,847

		127,534,854

Hong Kong 2.6%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	582,000	1,885,604
Hang Seng Bank Ltd.	117,136	1,937,826

		3,823,430

Capital Goods 0.5%
Hutchison Whampoa Ltd.	333,370	3,903,565
Jardine Matheson Holdings Ltd.	46,800	2,191,322
Jardine Strategic Holdings Ltd.	32,000	903,367

		6,998,254

Consumer Services 0.1%
Sands China Ltd. *	377,200	936,442

Diversified Financials 0.3%
Hong Kong Exchanges & Clearing Ltd.	168,018	3,871,420

Real Estate 0.9%
Cheung Kong (Holdings) Ltd.	210,656	3,498,083
Hang Lung Properties Ltd.	313,000	1,378,554
Henderson Land Development Co., Ltd.	159,000	1,109,464
Hongkong Land Holdings Ltd.	177,000	1,249,206
Sun Hung Kai Properties Ltd.	236,604	3,976,253
Swire Pacific Ltd., Class A	105,590	1,670,254

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Wharf Holdings Ltd.	221,000	1,680,526

		14,562,340

Retailing 0.2%
Li & Fung Ltd.	410,000	2,670,461

Transportation 0.1%
Cathay Pacific Airways Ltd.	174,000	440,104
MTR Corp., Ltd.	213,500	784,228

		1,224,332

Utilities 0.3%
CLP Holdings Ltd.	300,580	2,439,657
Hong Kong & China Gas Co., Ltd.	656,720	1,490,575
Hongkong Electric Holdings Ltd.	211,000	1,336,908

		5,267,140

		39,353,819

Ireland 0.3%

Materials 0.2%
CRH plc	115,056	2,476,578

Media 0.1%
WPP plc	196,368	2,428,460

		4,905,038

Israel 0.6%

Materials 0.1%
Israel Chemicals Ltd.	67,342	1,060,121

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	147,169	8,027,794

		9,087,915

Italy 2.9%

Automobiles & Components 0.1%
Fiat S.p.A.	121,350	1,177,588

Banks 0.8%
Intesa Sanpaolo	1,478,100	4,922,451
UniCredit S.p.A.	3,071,213	7,615,328

		12,537,779

Capital Goods 0.1%
Fiat Industrial S.p.A. *	121,350	1,642,357

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	22,503	682,158

Energy 0.9%
Eni S.p.A.	443,295	10,495,482
Saipem S.p.A.	37,471	1,872,241
Tenaris S.A.	74,437	1,743,186

		14,110,909

Insurance 0.3%
Assicurazioni Generali S.p.A.	208,200	4,540,937

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,525,211	2,166,640

Transportation 0.1%
Atlantia S.p.A.	46,907	1,067,609

Utilities 0.5%
Enel S.p.A.	1,034,503	5,840,338
Snam Rete Gas S.p.A.	262,112	1,374,877

		7,215,215

		45,141,192

Japan 15.4%

Automobiles & Components 2.4%
Bridgestone Corp.	96,657	1,857,636
Denso Corp.	74,500	2,748,321
Honda Motor Co., Ltd.	247,439	10,665,163
Nissan Motor Co., Ltd.	333,796	3,377,190
Suzuki Motor Corp.	57,800	1,403,323
Toyota Motor Corp.	420,303	17,303,679

		37,355,312

Banks 1.7%
Mitsubishi UFJ Financial Group, Inc.	2,230,009	11,582,476
Mizuho Financial Group, Inc.	3,353,934	6,474,947
Sumitomo Mitsui Financial Group, Inc.	220,646	7,501,960

		25,559,383

Capital Goods 2.4%
Asahi Glass Co., Ltd.	152,000	1,898,171
Fanuc Corp.	29,500	4,668,342
ITOCHU Corp.	216,000	2,351,077
Komatsu Ltd.	140,609	4,193,988
Kubota Corp.	156,000	1,588,777
Marubeni Corp.	242,000	1,822,000
Mitsubishi Corp.	227,800	6,359,456
Mitsubishi Electric Corp.	302,000	3,337,925
Mitsubishi Heavy Industries Ltd.	547,000	2,169,147
Mitsui & Co., Ltd.	268,100	4,525,411
Nidec Corp.	15,300	1,446,676
Sumitomo Corp.	183,000	2,636,342

		36,997,312

Consumer Durables & Apparel 0.7%
Panasonic Corp.	293,912	4,039,718
Sharp Corp.	128,785	1,338,968
Sony Corp.	160,500	5,523,041

		10,901,727

Diversified Financials 0.2%
Nomura Holdings, Inc.	588,200	3,586,644

Energy 0.3%
Inpex Corp.	337	2,165,594
JX Holdings, Inc.	348,000	2,358,614

		4,524,208

Food & Staples Retailing 0.2%
Seven & i Holdings Co., Ltd.	116,803	3,016,586

Food, Beverage & Tobacco 0.3%
Japan Tobacco, Inc.	704	2,648,328
Kirin Holdings Co., Ltd.	136,000	1,832,781

		4,481,109

Health Care Equipment & Services 0.1%
Terumo Corp.	22,500	1,167,628

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.2%
Kao Corp.	85,619	2,239,525

Insurance 0.6%
MS&AD Insurance Group Holdings, Inc.	88,262	2,103,846
NKSJ Holdings, Inc. *	242,000	1,652,041
The Dai-ichi Life Insurance Co., Ltd.	1,389	2,182,247
Tokio Marine Holdings, Inc.	117,099	3,488,812

		9,426,946

Materials 0.6%
JFE Holdings, Inc.	71,700	2,307,905
Nippon Steel Corp.	832,000	2,843,991
Shin-Etsu Chemical Co., Ltd.	57,560	3,240,719
Sumitomo Metal Industries Ltd.	559,000	1,308,631

		9,701,246

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	67,270	2,569,911
Daiichi Sankyo Co., Ltd.	101,300	2,201,891
Takeda Pharmaceutical Co., Ltd.	114,100	5,499,703

		10,271,505

Real Estate 0.4%
Mitsubishi Estate Co., Ltd.	196,502	3,714,376
Mitsui Fudosan Co., Ltd.	132,777	2,708,794

		6,423,170

Retailing 0.1%
Fast Retailing Co., Ltd.	9,000	1,314,456

Software & Services 0.4%
Nintendo Co., Ltd.	17,239	4,661,171
Yahoo Japan Corp.	2,178	820,298

		5,481,469

Technology Hardware & Equipment 1.9%
Canon, Inc.	174,295	8,579,448
FUJIFILM Holdings Corp.	69,011	2,497,791
Fujitsu Ltd.	293,000	1,825,492
Hitachi Ltd.	692,079	3,786,310
Hoya Corp.	67,307	1,587,811
Keyence Corp.	6,200	1,649,445
Kyocera Corp.	25,100	2,618,540
Murata Manufacturing Co., Ltd.	29,174	2,215,314
Ricoh Co., Ltd.	102,000	1,459,530
Toshiba Corp.	609,178	3,611,561

		29,831,242

Telecommunication Services 1.0%
KDDI Corp.	484	2,724,554
Nippon Telegraph & Telephone Corp.	81,678	3,789,448
NTT DoCoMo, Inc.	2,238	4,002,094
SOFTBANK Corp.	134,200	4,612,776

		15,128,872

Transportation 0.4%
Central Japan Railway Co.	268	2,263,467
East Japan Railway Co.	53,360	3,524,631

		5,788,098

Utilities 0.8%
Chubu Electric Power Co., Inc.	102,300	2,556,423
The Kansai Electric Power Co., Inc.	111,300	2,751,705
The Tokyo Electric Power Co., Inc.	181,990	4,418,405
Tohoku Electric Power Co., Inc.	72,800	1,618,451
Tokyo Gas Co., Ltd.	365,201	1,587,963

		12,932,947

		236,129,385

Netherlands 2.4%

Capital Goods 0.4%
European Aeronautic Defence & Space Co. *	65,102	1,877,189
Koninklijke Philips Electronics N.V.	156,432	4,874,140

		6,751,329

Diversified Financials 0.4%
ING Groep N.V. CVA *	606,251	6,903,612

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	184,569	2,499,967

Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	14,909	661,212
Heineken N.V.	45,420	2,286,387
Unilever N.V. CVA	270,644	7,996,720

		10,944,319

Materials 0.2%
Akzo Nobel N.V.	36,795	2,298,321

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	69,218	2,902,129

Telecommunication Services 0.3%
Koninklijke (Royal) KPN N.V.	245,485	3,863,467

		36,163,144

Norway 0.7%

Banks 0.1%
DnB NOR A.S.A.	143,336	1,976,051

Energy 0.4%
Seadrill Ltd.	47,200	1,554,482
Statoil A.S.A.	164,911	4,007,404

		5,561,886

Materials 0.1%
Yara International A.S.A.	29,350	1,652,643

Telecommunication Services 0.1%
Telenor A.S.A.	120,638	1,860,142

		11,050,722

Portugal 0.3%

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	44,444	906,240

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	127,351	1,485,693

Utilities 0.1%
EDP - Energias de Portugal S.A.	451,730	1,735,269

		4,127,202

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Singapore 1.2%

Banks 0.6%
DBS Group Holdings Ltd.	264,246	3,115,889
Oversea-Chinese Banking Corp., Ltd.	419,552	3,253,605
United Overseas Bank Ltd.	171,233	2,662,512

		9,032,006

Capital Goods 0.1%
Keppel Corp., Ltd.	198,000	1,820,802

Consumer Services 0.1%
Genting Singapore plc *	927,000	1,472,313

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	339,000	1,403,115

Real Estate 0.1%
Capitaland Ltd.	503,000	1,422,577

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	1,178,237	2,869,582

Transportation 0.1%
Singapore Airlines Ltd.	87,000	1,009,151

		19,029,546

Spain 3.7%

Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	709,870	8,703,926
Banco Santander S.A.	1,315,780	16,110,611

		24,814,537

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A. (a)	28,975	1,495,602

Diversified Financials 0.0%
Criteria Caixacorp S.A.	111,160	765,880

Energy 0.3%
Repsol YPF S.A.	129,353	4,071,594

Retailing 0.2%
Industria de Diseno Textil S.A.	34,961	2,643,645

Telecommunication Services 1.0%
Telefonica S.A.	631,033	15,798,215

Transportation 0.1%
Abertis Infraestructuras S.A.	47,351	929,118

Utilities 0.4%
Gas Natural SDG S.A.	42,673	704,195
Iberdrola Renovables S.A.	135,889	512,022
Iberdrola S.A.	639,255	5,470,212

		6,686,429

		57,205,020

Sweden 2.4%

Banks 0.9%
Nordea Bank AB	508,535	6,170,268
Skandinaviska Enskilda Banken AB, A Shares	271,211	2,460,217
Svenska Handelsbanken AB, A Shares	73,432	2,500,855
Swedbank AB, A Shares *	150,308	2,357,270

		13,488,610

Capital Goods 0.6%
Atlas Copco AB, A Shares	107,348	2,576,716
Sandvik AB	171,265	3,362,317
Volvo AB, B Shares *	179,083	3,104,044

		9,043,077

Retailing 0.3%
Hennes & Mauritz AB, B Shares	150,369	4,925,390

Technology Hardware & Equipment 0.4%
Telefonaktiebolaget LM Ericsson, B Shares	480,667	5,926,054

Telecommunication Services 0.2%
TeliaSonera AB	356,757	2,935,614

		36,318,745

Switzerland 8.1%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	370,075	8,742,993

Commercial & Professional Supplies 0.1%
SGS S.A. - Reg’d	865	1,406,644

Consumer Durables & Apparel 0.3%
Compagnie Financiere Richemont S.A., Series A	46,837	2,549,494
Swatch Group AG - Bearer Shares	4,868	1,953,068

		4,502,562

Diversified Financials 1.2%
Credit Suisse Group AG - Reg’d	158,744	7,087,053
UBS AG - Reg’d *	604,632	10,825,545

		17,912,598

Food, Beverage & Tobacco 1.9%
Nestle S.A. - Reg’d	546,897	29,546,532

Health Care Equipment & Services 0.1%
Alcon, Inc.	10,905	1,775,988

Insurance 0.6%
Swiss Reinsurance Co., Ltd. - Reg’d	57,489	3,286,414
Zurich Financial Services AG	23,450	6,411,607

		9,698,021

Materials 0.5%
Holcim Ltd. - Reg’d	42,300	2,960,910
Syngenta AG - Reg’d	15,116	4,874,759

		7,835,669

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Novartis AG - Reg’d	416,308	23,175,792
Roche Holding AG	110,889	16,870,427
Roche Holding AG - Bearer Shares	3,695	581,770

		40,627,989

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,444	1,519,388

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	8,541	1,104,467

		124,672,851

United Kingdom 20.8%

Banks 3.6%
Barclays plc	1,910,729	8,948,823
HSBC Holdings plc	2,777,237	30,280,335
Lloyds Banking Group plc *	6,308,359	6,379,751
Royal Bank of Scotland Group plc *	2,557,366	1,705,261
Standard Chartered plc	298,768	7,780,963

		55,095,133

Capital Goods 0.4%
BAE Systems plc	528,238	2,893,629
Rolls-Royce Group plc *	282,414	2,885,766

		5,779,395

Commercial & Professional Supplies 0.1%
Experian plc	160,692	1,994,476

Consumer Services 0.2%
Compass Group plc	287,855	2,559,150

Energy 4.8%
BG Group plc	533,772	11,977,098
BP plc	2,965,852	23,305,201
Royal Dutch Shell plc, A Shares	588,320	20,758,942
Royal Dutch Shell plc, B Shares	425,492	14,826,459
Tullow Oil plc	139,314	2,963,920

		73,831,620

Food & Staples Retailing 0.7%
J Sainsbury plc	217,364	1,327,899
Tesco plc	1,274,021	8,212,446
William Morrison Supermarkets plc	351,417	1,499,346

		11,039,691

Food, Beverage & Tobacco 2.3%
Associated British Foods plc	56,501	961,078
British American Tobacco plc	315,160	11,639,731
Diageo plc	394,892	7,591,584
Imperial Tobacco Group plc	160,071	4,569,159
SABMiller plc	147,821	4,783,750
Unilever plc	204,692	5,943,513

		35,488,815

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	97,667	5,308,433

Insurance 0.6%
Aviva plc	428,961	3,050,671
Old Mutual plc	858,967	1,728,106
Prudential plc	401,870	4,354,899

		9,133,676

Materials 3.2%
Anglo American plc	209,439	10,268,369
Antofagasta plc	55,917	1,258,768
BHP Billiton plc	351,291	13,413,632
Fresnillo plc	13,776	285,924
Rio Tinto plc	240,850	16,540,621
Xstrata plc	307,268	6,805,413

		48,572,727

Media 0.3%
British Sky Broadcasting Group plc	159,997	1,934,999
Pearson plc	122,113	2,009,485

		3,944,484

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	226,301	11,033,053
GlaxoSmithKline plc	819,583	14,798,690
Shire plc	83,987	2,216,022

		28,047,765

Telecommunication Services 1.7%
BT Group plc	1,219,910	3,434,386
Vodafone Group plc	8,325,405	23,366,073

		26,800,459

Utilities 0.8%
Centrica plc	804,153	4,117,765
National Grid plc	543,094	4,816,539
Scottish & Southern Energy plc	139,654	2,592,677

		11,526,981

		319,122,805

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	9,072	1,197,521

Total Common Stock
(Cost $1,067,354,785)		1,527,846,371

Preferred Stock 0.2% of net assets

Germany 0.2%

Automobiles & Components 0.2%
Volkswagen AG	20,098	3,251,531

Total Preferred Stock
(Cost $2,548,297)		3,251,531

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Santander S.A. *	1,315,780	248,607

Total Rights
(Cost $204,533)		248,607

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Warrants 0.0% of net assets

Italy 0.0%
Unione di Banche Italiane S.C.P.A. *	102,112	308

Total Warrants
(Cost $13,912)		308

Other Investment Company 0.2% of net assets

United States 0.2%
iShares MSCI EAFE Index Fund	55,000	3,269,200

Total Other Investment Company
(Cost $3,205,400)		3,269,200

End of Investments.

Collateral Invested for Securities on Loan 1.6% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	24,650,584	24,650,584

Total Collateral Invested for Securities on Loan
(Cost $24,650,584)		24,650,584

End of collateral invested for securities on loan.

At 01/31/11, the tax basis cost of the fund’s investments was $1,081,634,476 and the unrealized appreciation and depreciation were $564,210,508 and ($111,228,967), respectively, with a net unrealized appreciation of $452,981,541.

At 01/31/11, the values of certain foreign securities held by the fund aggregating $1,353,896,282 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$554,012,092	$—	$554,012,092
Australia	—	106,672,877	—	106,672,877
Real Estate	902,703	3,364,189	—	4,266,892
Canada	149,863,969	—	—	149,863,969
Germany	—	96,703,574	—	96,703,574
Capital Goods	16,497,868	1,854,303	—	18,352,171
Household & Personal Products	878,393	1,001,092	—	1,879,485
Pharmaceuticals, Biotechnology & Life Sciences	872,833	9,726,791	—	10,599,624
Hong Kong	—	34,086,679	—	34,086,679
Utilities	1,336,908	3,930,232	—	5,267,140
Italy	—	43,498,835	—	43,498,835
Capital Goods	1,642,357	—	—	1,642,357
Spain	—	55,709,418	—	55,709,418
Capital Goods	1,495,602	—	—	1,495,602
Switzerland	—	122,896,863	—	122,896,863
Health Care Equipment & Services	1,775,988	—	—	1,775,988
United Kingdom	—	315,178,321	—	315,178,321
Media	1,934,999	2,009,485	—	3,944,484
Preferred Stock(a)	—	3,251,531	—	3,251,531
Rights(a)	248,607	—	—	248,607
Warrants(a)	308	—	—	308
Other Investment Company(a)	3,269,200	—	—	3,269,200

Total	$180,719,735	$1,353,896,282	$—	$1,534,616,017

Other Financial Instruments
Collateral Invested for Securities on Loan	$24,650,584	$—	$—	$24,650,584

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	January 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock
United Kingdom	$71,780	$—	$1,063	($2,208)	($70,635)	$—	$—	$—

Total	$71,780	$—	$1,063	($2,208)	($70,635)	$—	$—	$—

REG46820JAN11

 9

Schwab Capital Trust
Schwab Premier Equity Fund®

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.7%	Common Stock	229,372,216	283,780,815
2.5%	Other Investment Company	7,461,112	7,461,112
0.3%	Short-Term Investment	778,871	778,871

98.5%	Total Investments	237,612,199	292,020,798
1.5%	Other Assets and Liabilities, Net		4,412,192

100.0%	Total Net Assets		296,432,990

	Number	Value
Security	of Shares	($)

Common Stock 95.7% of net assets

Automobiles & Components 1.4%
Ford Motor Co. *	125,000	1,993,750
The Goodyear Tire & Rubber Co. *	170,000	2,019,600

		4,013,350

Banks 3.0%
Fifth Third Bancorp	150,000	2,230,500
PNC Financial Services Group, Inc.	50,000	3,000,000
Wells Fargo & Co.	114,000	3,695,880

		8,926,380

Capital Goods 5.7%
Applied Industrial Technologies, Inc.	60,000	1,899,600
Cubic Corp.	40,000	1,950,000
Eaton Corp.	35,000	3,778,600
General Electric Co.	188,000	3,786,320
KBR, Inc.	65,000	2,086,500
The Timken Co.	72,000	3,385,440

		16,886,460

Commercial & Professional Supplies 1.8%
Avery Dennison Corp.	50,000	2,104,500
R.R. Donnelley & Sons Co.	190,000	3,366,800

		5,471,300

Consumer Durables & Apparel 1.5%
Jarden Corp.	55,000	1,864,500
Whirlpool Corp.	30,000	2,565,000

		4,429,500

Consumer Services 2.6%
Cracker Barrel Old Country Store, Inc.	40,000	2,059,200
Hyatt Hotels Corp., Class A *	45,000	2,186,550
Starbucks Corp.	110,000	3,468,300

		7,714,050

Diversified Financials 6.3%
First Cash Financial Services, Inc. *	75,000	2,474,250
JPMorgan Chase & Co.	82,000	3,685,080
Legg Mason, Inc.	75,000	2,484,750
State Street Corp.	75,000	3,504,000
The Goldman Sachs Group, Inc.	22,000	3,599,640
UBS AG - Reg’d *	160,000	2,873,600

		18,621,320

Energy 12.2%
Chevron Corp.	35,000	3,322,550
ConocoPhillips	54,000	3,858,840
El Paso Corp.	240,000	3,811,200
Hess Corp.	47,000	3,953,640
Murphy Oil Corp.	49,000	3,248,700
Nabors Industries Ltd. *	100,000	2,440,000
National Oilwell Varco, Inc.	53,000	3,916,700
Oil States International, Inc. *	30,000	2,032,800
SEACOR Holdings, Inc.	25,000	2,642,250
Valero Energy Corp.	130,000	3,296,800
World Fuel Services Corp.	101,000	3,791,540

		36,315,020

Food & Staples Retailing 3.1%
Ruddick Corp.	75,000	2,527,500
The Kroger Co.	132,000	2,824,800
Whole Foods Market, Inc.	72,000	3,723,120

		9,075,420

Food, Beverage & Tobacco 3.9%
Corn Products International, Inc.	79,000	3,644,270
Hormel Foods Corp.	40,000	1,976,000
Smithfield Foods, Inc. *	150,000	2,986,500
Tyson Foods, Inc., Class A	185,000	3,043,250

		11,650,020

Health Care Equipment & Services 5.1%
Cardinal Health, Inc.	85,000	3,528,350
DaVita, Inc. *	25,000	1,846,250
Hologic, Inc. *	100,000	1,992,000
Humana, Inc. *	40,000	2,318,800
Integra LifeSciences Holdings *	50,000	2,319,000
McKesson Corp.	40,000	3,006,800

		15,011,200

 1

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 1.0%
Energizer Holdings, Inc. *	40,000	2,909,600

Insurance 6.1%
ACE Ltd.	30,000	1,847,700
Aflac, Inc.	50,000	2,879,000
American Financial Group, Inc.	100,000	3,253,000
Fidelity National Financial, Inc., Class A	150,000	2,017,500
Loews Corp.	60,000	2,403,000
Prudential Financial, Inc.	60,000	3,690,600
Reinsurance Group of America, Inc.	35,000	2,014,600

		18,105,400

Materials 5.5%
Celanese Corp., Series A	57,000	2,364,930
Cytec Industries, Inc.	35,000	1,908,900
International Paper Co.	125,000	3,610,000
MeadWestvaco Corp.	130,000	3,721,900
PolyOne Corp. *	160,000	2,104,000
PPG Industries, Inc.	30,000	2,528,400

		16,238,130

Media 1.8%
The New York Times Co., Class A *	265,000	2,679,150
Time Warner, Inc.	80,000	2,516,000

		5,195,150

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Allergan, Inc.	35,000	2,471,350
Bio-Rad Laboratories, Inc., Class A *	30,000	3,266,400
Cephalon, Inc. *	45,000	2,658,600
Hospira, Inc. *	50,000	2,761,500
Life Technologies Corp. *	55,000	2,985,950
Par Pharmaceutical Cos., Inc. *	90,000	3,214,800
Watson Pharmaceuticals, Inc. *	68,000	3,707,360

		21,065,960

Real Estate 0.8%
Jones Lang LaSalle, Inc.	27,500	2,437,600

Retailing 2.0%
Limited Brands, Inc.	100,000	2,924,000
Macy’s, Inc.	135,000	3,125,250

		6,049,250

Semiconductors & Semiconductor Equipment 2.5%
Diodes, Inc. *	85,000	2,187,900
Fairchild Semiconductor International, Inc. *	175,000	3,115,000
Lam Research Corp. *	45,000	2,245,050

		7,547,950

Software & Services 6.6%
Accenture plc, Class A	50,000	2,573,500
CA, Inc.	75,000	1,785,000
Computer Sciences Corp.	70,000	3,730,300
International Business Machines Corp.	23,000	3,726,000
Lawson Software, Inc. *	300,000	2,820,000
Synopsys, Inc. *	75,000	2,034,750
TeleTech Holdings, Inc. *	135,000	2,890,350

		19,559,900

Technology Hardware & Equipment 6.9%
AVX Corp.	150,000	2,352,000
Coherent, Inc. *	60,000	3,213,000
EMC Corp. *	153,000	3,808,170
Hewlett-Packard Co.	77,500	3,540,975
Ingram Micro, Inc., Class A *	145,000	2,862,300
Tech Data Corp. *	65,000	3,049,150
Xerox Corp.	165,000	1,752,300

		20,577,895

Telecommunication Services 3.0%
AT&T, Inc.	100,000	2,752,000
Telephone & Data Systems, Inc.	95,000	3,396,250
Verizon Communications, Inc.	75,000	2,671,500

		8,819,750

Transportation 1.2%
Alaska Air Group, Inc. *	59,000	3,495,160

Utilities 4.6%
Ameren Corp.	85,000	2,411,450
CMS Energy Corp.	100,000	1,950,000
Edison International	50,000	1,814,000
Integrys Energy Group, Inc.	40,000	1,903,600
NiSource, Inc.	150,000	2,793,000
Southwest Gas Corp.	75,000	2,793,000

		13,665,050

Total Common Stock
(Cost $229,372,216)		283,780,815

Other Investment Company 2.5% of net assets

Money Fund 2.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	7,461,112	7,461,112

Total Other Investment Company
(Cost $7,461,112)		7,461,112

2

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bills
0.14%, 03/17/11 (a)	779,000	778,871

Total Short-Term Investment
(Cost $778,871)		778,871

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $238,092,023 and the unrealized appreciation and depreciation were $58,828,351 and ($4,899,576), respectively, with a net unrealized appreciation of $53,928,775.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

Reg’d —	Registered

In addition to the above, the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 03/18/11	135	8,656,200	395,921

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$283,780,815	$—	$—	$283,780,815
Other Investment Company(a)	7,461,112	—	—	7,461,112
Short-Term Investment(a)	—	778,871	—	778,871

Total	$291,241,927	$778,871	$—	$292,020,798

Other Financial Instruments
Futures Contract*	395,921	—	—	395,921

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46821JAN11

4

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	1,516,803,746	1,867,409,061
0.0%	Other Investment Company	345,760	345,760
0.0%	Short-Term Investment	249,959	249,959

99.6%	Total Investments	1,517,399,465	1,868,004,780
0.4%	Other Assets and Liabilities, Net		7,144,274

100.0%	Total Net Assets		1,875,149,054

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.4%
Johnson Controls, Inc.	50,000	1,919,500
TRW Automotive Holdings Corp. *	100,000	5,966,000

		7,885,500

Banks 4.7%
Fifth Third Bancorp	30,327	450,962
PNC Financial Services Group, Inc.	350,000	21,000,000
SunTrust Banks, Inc.	70,000	2,130,100
Wells Fargo & Co.	1,994,500	64,661,690

		88,242,752

Capital Goods 6.3%
Caterpillar, Inc.	175,000	16,976,750
Deere & Co.	130,000	11,817,000
Dover Corp.	10,750	689,075
Eaton Corp.	200,000	21,592,000
General Electric Co.	1,600,000	32,224,000
Northrop Grumman Corp.	75,000	5,197,500
Oshkosh Corp. *	120,000	4,549,200
Parker Hannifin Corp.	70,000	6,258,700
The Timken Co.	110,000	5,172,200
United Technologies Corp.	150,000	12,195,000
URS Corp. *	52,500	2,333,625

		119,005,050

Commercial & Professional Supplies 2.2%
Avery Dennison Corp.	551,000	23,191,590
R.R. Donnelley & Sons Co.	1,015,000	17,985,800

		41,177,390

Consumer Durables & Apparel 0.5%
Jarden Corp.	135,000	4,576,500
Whirlpool Corp.	65,000	5,557,500

		10,134,000

Consumer Services 3.7%
Hyatt Hotels Corp., Class A *	65,000	3,158,350
McDonald’s Corp.	175,000	12,892,250
Starbucks Corp.	1,229,600	38,769,288
Wynn Resorts Ltd.	130,000	15,122,900

		69,942,788

Diversified Financials 9.3%
American Express Co.	650,000	28,197,000
Bank of America Corp.	885,000	12,151,050
Discover Financial Services	752,050	15,484,709
JPMorgan Chase & Co.	1,463,540	65,771,488
Lazard Ltd., Class A	155,000	6,466,600
Legg Mason, Inc.	350,000	11,595,500
State Street Corp.	85,000	3,971,200
The Goldman Sachs Group, Inc.	184,479	30,184,454

		173,822,001

Energy 14.6%
Anadarko Petroleum Corp.	539,600	41,592,368
Cameron International Corp. *	10,400	554,320
Chevron Corp.	125,000	11,866,250
ConocoPhillips	445,900	31,864,014
El Paso Corp.	1,200,000	19,056,000
Hess Corp.	50,000	4,206,000
Murphy Oil Corp.	386,365	25,616,000
Nabors Industries Ltd. *	210,000	5,124,000
National Oilwell Varco, Inc.	427,950	31,625,505
Occidental Petroleum Corp.	464,490	44,906,893
Peabody Energy Corp.	355,000	22,514,100
The Williams Cos., Inc.	807,500	21,794,425
Valero Energy Corp.	550,000	13,948,000

		274,667,875

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	150,000	10,776,000
The Kroger Co.	400,000	8,560,000
Wal-Mart Stores, Inc.	300,000	16,821,000
Whole Foods Market, Inc.	150,000	7,756,500

		43,913,500

Food, Beverage & Tobacco 5.1%
Archer-Daniels-Midland Co.	485,000	15,844,950
Corn Products International, Inc.	135,000	6,227,550
H.J. Heinz Co.	118,350	5,621,625

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kraft Foods, Inc., Class A	250,000	7,642,500
Sara Lee Corp.	1,170,000	19,854,900
Smithfield Foods, Inc. *	330,000	6,570,300
The JM Smucker Co.	60,000	3,729,600
Tyson Foods, Inc., Class A	1,775,000	29,198,750

		94,690,175

Health Care Equipment & Services 2.6%
AmerisourceBergen Corp.	150,000	5,379,000
Cardinal Health, Inc.	190,000	7,886,900
CIGNA Corp.	101,760	4,275,955
Community Health Systems, Inc. *	11,880	417,226
Hologic, Inc. *	125,000	2,490,000
Humana, Inc. *	287,240	16,651,303
McKesson Corp.	57,150	4,295,965
UnitedHealth Group, Inc.	175,000	7,183,750

		48,580,099

Household & Personal Products 0.7%
Energizer Holdings, Inc. *	180,000	13,093,200

Insurance 2.5%
Aflac, Inc.	65,000	3,742,700
American Financial Group, Inc.	79,290	2,579,304
Berkshire Hathaway, Inc., Class B *	100,000	8,175,000
Loews Corp.	9,700	388,485
Prudential Financial, Inc.	241,090	14,829,446
The Travelers Cos., Inc.	317,540	17,864,800

		47,579,735

Materials 5.5%
Ashland, Inc.	458,000	26,591,480
Ball Corp.	100,000	7,113,000
Celanese Corp., Series A	220,000	9,127,800
Crown Holdings, Inc. *	85,000	2,835,600
International Paper Co.	925,000	26,714,000
MeadWestvaco Corp.	100,000	2,863,000
PPG Industries, Inc.	267,200	22,519,616
Sonoco Products Co.	125,000	4,443,750

		102,208,246

Media 1.2%
Time Warner, Inc.	692,266	21,771,766

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Agilent Technologies, Inc. *	190,000	7,947,700
Allergan, Inc.	100,000	7,061,000
Amgen, Inc. *	200,000	11,016,000
Bristol-Myers Squibb Co.	675,000	16,996,500
Cephalon, Inc. *	245,000	14,474,600
Eli Lilly & Co.	122,505	4,259,499
Hospira, Inc. *	75,000	4,142,250
Johnson & Johnson	200,000	11,954,000
Life Technologies Corp. *	271,637	14,747,173
Merck & Co., Inc.	317,080	10,517,543
Mylan, Inc. *	100,000	2,316,000
Pfizer, Inc.	1,000,000	18,220,000
Thermo Fisher Scientific, Inc. *	245,400	14,054,058
Waters Corp. *	215,000	16,423,850
Watson Pharmaceuticals, Inc. *	405,000	22,080,600

		176,210,773

Real Estate 2.1%
CB Richard Ellis Group, Inc., Class A *	575,000	12,759,250
Jones Lang LaSalle, Inc.	145,000	12,852,800
Rayonier, Inc.	125,000	7,401,250
Vornado Realty Trust	75,000	6,606,750

		39,620,050

Retailing 3.7%
Advance Auto Parts, Inc.	200,000	12,788,000
Macy’s, Inc.	350,000	8,102,500
Target Corp.	175,000	9,595,250
The Gap, Inc.	834,000	16,071,180
The Home Depot, Inc.	100,000	3,677,000
The TJX Cos., Inc.	385,000	18,245,150

		68,479,080

Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.	754,685	16,195,540
Lam Research Corp. *	135,000	6,735,150
Marvell Technology Group Ltd. *	425,000	8,079,250
Micron Technology, Inc. *	200,000	2,108,000
ON Semiconductor Corp. *	225,011	2,486,372

		35,604,312

Software & Services 10.4%
BMC Software, Inc. *	400,640	19,110,528
CA, Inc.	650,000	15,470,000
Computer Sciences Corp.	400,000	21,316,000
International Business Machines Corp.	450,000	72,900,000
Intuit, Inc. *	150,000	7,039,500
Microsoft Corp.	670,000	18,575,750
Oracle Corp.	689,800	22,094,294
Symantec Corp. *	900,000	15,849,000
Synopsys, Inc. *	75,342	2,044,028

		194,399,100

Technology Hardware & Equipment 5.8%
Apple, Inc. *	159,835	54,235,212
EMC Corp. *	400,000	9,956,000
Hewlett-Packard Co.	600,000	27,414,000
Western Digital Corp. *	220,000	7,484,400
Xerox Corp.	844,533	8,968,941

		108,058,553

Telecommunication Services 2.0%
AT&T, Inc.	1,000,000	27,520,000
Telephone & Data Systems, Inc.	204,390	7,306,942
Verizon Communications, Inc.	85,000	3,027,700

		37,854,642

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.8%
FedEx Corp.	165,000	14,902,800
Ryder System, Inc.	100,000	4,808,000
Union Pacific Corp.	99,800	9,444,074
United Parcel Service, Inc., Class B	55,000	3,939,100

		33,093,974

Utilities 0.9%
CenterPoint Energy, Inc.	50,000	807,500
DTE Energy Co.	75,000	3,469,500
NiSource, Inc.	275,000	5,120,500
Pinnacle West Capital Corp.	100,000	4,071,000
The AES Corp. *	315,000	3,906,000

		17,374,500

Total Common Stock
(Cost $1,516,803,746)		1,867,409,061

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	345,760	345,760

Total Other Investment Company
(Cost $345,760)		345,760

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.14%, 03/17/11 (a)	250,000	249,959

Total Short-Term Investment
(Cost $249,959)		249,959

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $1,521,294,687 and the unrealized appreciation and depreciation were $374,279,859 and ($27,569,766), respectively, with a net unrealized appreciation of $346,710,093.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 03/18/11	45	2,885,400	131,974

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,867,409,061	$—	$—	$1,867,409,061
Other Investment Company(a)	345,760	—	—	345,760
Short-Term Investment(a)	—	249,959	—	249,959

Total	$1,867,754,821	$249,959	$—	$1,868,004,780

Other Financial Instruments
Futures Contract*	131,974	—	—	131,974

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46823JAN11

4

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	1,174,416,768	1,380,900,508
0.7%	Short-Term Investments	10,259,331	10,259,331

99.6%	Total Investments	1,184,676,099	1,391,159,839
0.4%	Other Assets and Liabilities, Net		5,386,546

100.0%	Total Net Assets		1,396,546,385

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Automobiles & Components 0.4%
Johnson Controls, Inc.	125,000	4,798,750

Banks 3.6%
Commerce Bancshares, Inc.	169,750	6,981,817
Fifth Third Bancorp	225,000	3,345,750
M&T Bank Corp.	50,000	4,323,500
PNC Financial Services Group, Inc.	250,000	15,000,000
Wells Fargo & Co.	650,000	21,073,000

		50,724,067

Capital Goods 6.2%
Caterpillar, Inc.	100,000	9,701,000
Eaton Corp.	260,000	28,069,600
General Electric Co.	600,000	12,084,000
Northrop Grumman Corp.	215,400	14,927,220
The Timken Co.	125,000	5,877,500
United Technologies Corp.	200,000	16,260,000

		86,919,320

Commercial & Professional Supplies 2.2%
Avery Dennison Corp.	350,000	14,731,500
R.R. Donnelley & Sons Co.	900,000	15,948,000

		30,679,500

Consumer Durables & Apparel 0.5%
Whirlpool Corp.	75,000	6,412,500

Consumer Services 2.6%
McDonald’s Corp.	325,000	23,942,750
Starbucks Corp.	405,500	12,785,415

		36,728,165

Diversified Financials 6.6%
American Express Co.	350,000	15,183,000
Bank of America Corp.	850,000	11,670,500
Capital One Financial Corp.	135,000	6,501,600
JPMorgan Chase & Co.	912,084	40,989,055
Legg Mason, Inc.	75,000	2,484,750
The Goldman Sachs Group, Inc.	95,000	15,543,900

		92,372,805

Energy 12.0%
Anadarko Petroleum Corp.	310,000	23,894,800
Apache Corp.	50,000	5,968,000
Chevron Corp.	100,000	9,493,000
ConocoPhillips	525,000	37,516,500
Murphy Oil Corp.	175,000	11,602,500
National Oilwell Varco, Inc.	50,000	3,695,000
Occidental Petroleum Corp.	309,000	29,874,120
Spectra Energy Corp.	575,000	15,082,250
The Williams Cos., Inc.	500,000	13,495,000
Valero Energy Corp.	675,000	17,118,000

		167,739,170

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	300,000	21,552,000
The Kroger Co.	250,000	5,350,000
Wal-Mart Stores, Inc.	300,000	16,821,000

		43,723,000

Food, Beverage & Tobacco 6.0%
Archer-Daniels-Midland Co.	450,000	14,701,500
Corn Products International, Inc.	90,000	4,151,700
H.J. Heinz Co.	585,500	27,811,250
Hormel Foods Corp.	55,000	2,717,000
Kraft Foods, Inc., Class A	300,000	9,171,000
The Hershey Co.	200,000	9,338,000
Tyson Foods, Inc., Class A	975,000	16,038,750

		83,929,200

Health Care Equipment & Services 4.2%
AmerisourceBergen Corp.	150,000	5,379,000
Becton, Dickinson & Co.	254,000	21,069,300
Cardinal Health, Inc.	275,000	11,415,250
McKesson Corp.	250,000	18,792,500
UnitedHealth Group, Inc.	50,000	2,052,500

		58,708,550

Household & Personal Products 0.4%
Herbalife Ltd.	60,000	3,919,800
Nu Skin Enterprises, Inc., Class A	50,000	1,504,000

		5,423,800

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 4.1%
HCC Insurance Holdings, Inc.	250,000	7,570,000
Marsh & McLennan Cos., Inc.	115,000	3,206,200
Prudential Financial, Inc.	180,000	11,071,800
The Chubb Corp.	251,000	14,540,430
The Travelers Cos., Inc.	358,000	20,141,080

		56,529,510

Materials 5.1%
Ashland, Inc.	25,000	1,451,500
Ball Corp.	75,000	5,334,750
Celanese Corp., Series A	125,000	5,186,250
Eastman Chemical Co.	75,000	6,964,500
International Paper Co.	500,000	14,440,000
MeadWestvaco Corp.	461,500	13,212,745
PPG Industries, Inc.	256,000	21,575,680
Sonoco Products Co.	100,000	3,555,000

		71,720,425

Media 1.0%
Gannett Co., Inc.	200,000	2,948,000
Time Warner, Inc.	365,000	11,479,250

		14,427,250

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Abbott Laboratories	375,000	16,935,000
Bristol-Myers Squibb Co.	935,000	23,543,300
Eli Lilly & Co.	590,000	20,514,300
Johnson & Johnson	230,000	13,747,100
Merck & Co., Inc.	460,000	15,258,200
Pfizer, Inc.	600,000	10,932,000

		100,929,900

Real Estate 1.0%
Jones Lang LaSalle, Inc.	50,000	4,432,000
Rayonier, Inc.	157,000	9,295,970

		13,727,970

Retailing 4.0%
Limited Brands, Inc.	200,000	5,848,000
Macy’s, Inc.	300,000	6,945,000
The Gap, Inc.	400,000	7,708,000
The Home Depot, Inc.	450,000	16,546,500
The TJX Cos., Inc.	400,000	18,956,000

		56,003,500

Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	100,000	3,883,000
Intel Corp.	1,125,000	24,142,500
Microchip Technology, Inc.	260,000	9,482,200

		37,507,700

Software & Services 9.3%
Automatic Data Processing, Inc.	300,000	14,370,000
CA, Inc.	650,000	15,470,000
Computer Sciences Corp.	275,000	14,654,750
Fidelity National Information Services, Inc.	50,000	1,521,500
International Business Machines Corp.	307,500	49,815,000
Microsoft Corp.	700,000	19,407,500
Oracle Corp.	450,000	14,413,500

		129,652,250

Technology Hardware & Equipment 5.1%
Amphenol Corp., Class A	75,000	4,150,500
Harris Corp.	100,000	4,654,000
Hewlett-Packard Co.	450,000	20,560,500
Jabil Circuit, Inc.	200,000	4,042,000
Molex, Inc.	300,000	7,845,000
Tellabs, Inc.	625,000	3,312,500
Tyco Electronics Ltd.	400,000	14,492,000
Xerox Corp.	1,175,000	12,478,500

		71,535,000

Telecommunication Services 4.2%
AT&T, Inc.	1,090,407	30,008,001
Verizon Communications, Inc.	780,000	27,783,600

		57,791,601

Transportation 1.2%
Ryder System, Inc.	75,000	3,606,000
Union Pacific Corp.	25,000	2,365,750
United Parcel Service, Inc., Class B	150,000	10,743,000

		16,714,750

Utilities 6.2%
Ameren Corp.	300,000	8,511,000
CenterPoint Energy, Inc.	1,005,000	16,230,750
DTE Energy Co.	475,000	21,973,500
Edison International	175,000	6,349,000
Integrys Energy Group, Inc.	72,500	3,450,275
NiSource, Inc.	625,000	11,637,500
PG&E Corp.	60,000	2,776,800
Pinnacle West Capital Corp.	225,000	9,159,750
UGI Corp.	195,000	6,113,250

		86,201,825

Total Common Stock
(Cost $1,174,416,768)		1,380,900,508

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.7% of net assets

Time Deposit 0.7%
Wells Fargo
0.03%, 02/01/11	9,659,430	9,659,430

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.14%, 03/17/11 (a)	600,000	599,901

Total Short-Term Investments
(Cost $10,259,331)		10,259,331

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $1,184,676,099 and the unrealized appreciation and depreciation were $252,099,005 and ($45,615,265), respectively, with a net unrealized appreciation of $206,483,740.

(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 03/18/11	125	8,015,000	366,594

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,380,900,508	$—	$—	$1,380,900,508
Short-Term Investments(a)	—	10,259,331	—	10,259,331

Total	$1,380,900,508	$10,259,331	$—	$1,391,159,839

Other Financial Instruments
Futures Contract*	366,594	—	—	366,594

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46824JAN11

4

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Common Stock	174,074,234	230,604,707
2.2%	Short-Term Investments	5,144,177	5,144,177

100.0%	Total Investments	179,218,411	235,748,884
0.0%	Other Assets and Liabilities, Net		99,527

100.0%	Total Net Assets		235,848,411

	Number	Value
Security	of Shares	($)

Common Stock 97.8% of net assets

Automobiles & Components 0.3%
Ford Motor Co. *	50,000	797,500

Banks 1.0%
Wells Fargo & Co.	70,000	2,269,400

Capital Goods 8.2%
AGCO Corp. *	42,000	2,129,400
Caterpillar, Inc.	30,000	2,910,300
Deere & Co.	30,000	2,727,000
Eaton Corp.	29,700	3,206,412
General Electric Co.	75,000	1,510,500
Honeywell International, Inc.	40,000	2,240,400
Oshkosh Corp. *	25,000	947,750
Parker Hannifin Corp.	23,500	2,101,135
The Timken Co.	35,000	1,645,700

		19,418,597

Commercial & Professional Supplies 2.7%
Avery Dennison Corp.	93,800	3,948,042
R.R. Donnelley & Sons Co.	139,400	2,470,168

		6,418,210

Consumer Durables & Apparel 1.0%
NIKE, Inc., Class B	15,000	1,237,200
Tempur-Pedic International, Inc. *	15,000	654,600
Whirlpool Corp.	5,000	427,500

		2,319,300

Consumer Services 4.3%
Marriott International, Inc., Class A	35,400	1,397,946
McDonald’s Corp.	38,400	2,828,928
Starbucks Corp.	146,700	4,625,451
Wynn Resorts Ltd.	10,000	1,163,300

		10,015,625

Diversified Financials 2.3%
American Express Co.	25,000	1,084,500
JPMorgan Chase & Co.	51,800	2,327,892
State Street Corp.	15,000	700,800
The Goldman Sachs Group, Inc.	7,500	1,227,150

		5,340,342

Energy 10.1%
Anadarko Petroleum Corp.	39,200	3,021,536
Cameron International Corp. *	25,000	1,332,500
Chevron Corp.	20,500	1,946,065
ConocoPhillips	10,000	714,600
El Paso Corp.	225,000	3,573,000
FMC Technologies, Inc. *	7,000	658,000
Halliburton Co.	15,000	675,000
Hess Corp.	20,000	1,682,400
Murphy Oil Corp.	38,400	2,545,920
National Oilwell Varco, Inc.	18,400	1,359,760
Peabody Energy Corp.	78,000	4,946,760
Whiting Petroleum Corp. *	10,000	1,262,800

		23,718,341

Food & Staples Retailing 2.8%
Wal-Mart Stores, Inc.	95,000	5,326,650
Whole Foods Market, Inc.	25,000	1,292,750

		6,619,400

Food, Beverage & Tobacco 5.0%
Archer-Daniels-Midland Co.	85,000	2,776,950
H.J. Heinz Co.	39,300	1,866,750
Sara Lee Corp.	190,000	3,224,300
The Hershey Co.	43,500	2,031,015
Tyson Foods, Inc., Class A	116,700	1,919,715

		11,818,730

Health Care Equipment & Services 3.9%
AmerisourceBergen Corp.	25,000	896,500
Cardinal Health, Inc.	31,900	1,324,169
Henry Schein, Inc. *	21,600	1,418,256
Humana, Inc. *	34,000	1,970,980
McKesson Corp.	39,000	2,931,630
Medco Health Solutions, Inc. *	10,000	610,200

		9,151,735

Household & Personal Products 1.6%
Energizer Holdings, Inc. *	50,000	3,637,000

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 1.2%
Aflac, Inc.	47,500	2,735,050

Materials 5.8%
Ball Corp.	35,000	2,489,550
Celanese Corp., Series A	101,200	4,198,788
International Paper Co.	88,300	2,550,104
MeadWestvaco Corp.	80,000	2,290,400
PPG Industries, Inc.	20,000	1,685,600
The Lubrizol Corp.	5,000	537,300

		13,751,742

Media 0.1%
Time Warner, Inc.	10,000	314,500

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
Agilent Technologies, Inc. *	15,000	627,450
Allergan, Inc.	61,000	4,307,210
Cephalon, Inc. *	45,000	2,658,600
Hospira, Inc. *	36,300	2,004,849
Johnson & Johnson	20,000	1,195,400
Mylan, Inc. *	55,000	1,273,800
Perrigo Co.	10,000	727,400
Thermo Fisher Scientific, Inc. *	14,000	801,780
Waters Corp. *	30,000	2,291,700

		15,888,189

Real Estate 1.6%
CB Richard Ellis Group, Inc., Class A *	90,000	1,997,100
Jones Lang LaSalle, Inc.	20,000	1,772,800

		3,769,900

Retailing 6.3%
Advance Auto Parts, Inc.	35,000	2,237,900
Best Buy Co., Inc.	18,000	612,000
Kohl’s Corp. *	13,000	660,140
Limited Brands, Inc.	75,500	2,207,620
PetSmart, Inc.	15,000	603,600
Target Corp.	84,900	4,655,067
The Gap, Inc.	157,300	3,031,171
The TJX Cos., Inc.	20,000	947,800

		14,955,298

Semiconductors & Semiconductor Equipment 3.5%
Intel Corp.	124,000	2,661,040
Lam Research Corp. *	27,000	1,347,030
Marvell Technology Group Ltd. *	179,700	3,416,097
ON Semiconductor Corp. *	75,000	828,750

		8,252,917

Software & Services 15.7%
Accenture plc, Class A	62,900	3,237,463
BMC Software, Inc. *	45,000	2,146,500
CA, Inc.	130,000	3,094,000
Computer Sciences Corp.	41,000	2,184,890
Google, Inc., Class A *	1,500	900,540
International Business Machines Corp.	74,600	12,085,200
Intuit, Inc. *	98,300	4,613,219
MasterCard, Inc., Class A	10,000	2,365,100
Microsoft Corp.	100,000	2,772,500
Oracle Corp.	77,300	2,475,919
Symantec Corp. *	70,000	1,232,700

		37,108,031

Technology Hardware & Equipment 9.9%
Apple, Inc. *	31,900	10,824,308
EMC Corp. *	173,200	4,310,948
Hewlett-Packard Co.	80,000	3,655,200
NetApp, Inc. *	35,000	1,915,550
Tyco Electronics Ltd.	32,000	1,159,360
Western Digital Corp. *	46,000	1,564,920

		23,430,286

Transportation 3.5%
Union Pacific Corp.	30,800	2,914,604
United Parcel Service, Inc., Class B	73,000	5,228,260

		8,142,864

Utilities 0.3%
Constellation Energy Group, Inc.	15,000	483,750
The AES Corp. *	20,000	248,000

		731,750

Total Common Stock
(Cost $174,074,234)		230,604,707

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.2% of net assets

Time Deposit 2.0%
Wells Fargo
0.03%, 02/01/11	4,744,243	4,744,243

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.14%, 03/17/11 (a)	400,000	399,934

Total Short-Term Investments
(Cost $5,144,177)		5,144,177

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $179,776,518 and the unrealized appreciation and depreciation were $57,777,293 and ($1,804,927), respectively, with a net unrealized appreciation of $55,972,366.

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 03/18/11	60	3,847,200	175,965

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$230,604,707	$—	$—	$230,604,707
Short-Term Investments(a)	—	5,144,177	—	5,144,177

Total	$230,604,707	$5,144,177	$—	$235,748,884

Other Financial Instruments
Futures Contract*	175,965	—	—	175,965

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

 3

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

REG46820JAN11

4

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.1%		Common Stock	182,481,809	231,287,333
3.0%		Short-Term Investments	7,199,909	7,199,909

100.1%		Total Investments	189,681,718	238,487,242
0.5%		Collateral Invested for Securities on Loan	1,204,022	1,204,022
(0	.6)%	Other Assets and Liabilities, Net		(1,444,050)

100.0%		Total Net Assets		238,247,214

	Number	Value
Security	of Shares	($)

Common Stock 97.1% of net assets

Automobiles & Components 0.2%
Standard Motor Products, Inc.	42,100	509,831

Banks 3.8%
1st Source Corp.	19,600	369,460
BancFirst Corp.	26,800	1,087,008
Bank of the Ozarks, Inc.	9,500	409,735
Banner Corp.	69,200	163,312
Capital City Bank Group, Inc. (a)	4,200	53,130
Chemical Financial Corp.	17,400	361,224
Community Trust Bancorp, Inc.	12,500	361,375
First Citizens BancShares, Inc., Class A	7,600	1,528,892
First Interstate BancSystem, Inc.	14,300	185,757
First Merchants Corp.	11,600	105,096
Fulton Financial Corp.	58,700	605,784
Great Southern Bancorp, Inc.	2,200	48,180
MainSource Financial Group, Inc.	19,800	179,883
Metro Bancorp, Inc. *	12,400	149,172
Renasant Corp.	12,500	194,875
Republic Bancorp, Inc., Class A	25,300	482,977
Sandy Spring Bancorp, Inc.	7,000	134,400
Southwest Bancorp, Inc. *	38,800	531,172
StellarOne Corp.	11,800	171,454
Territorial Bancorp, Inc.	5,500	106,095
Trustmark Corp.	51,400	1,233,086
UMB Financial Corp.	5,400	219,510
Union First Market Bankshares Corp.	4,400	53,768
Webster Financial Corp.	3,100	70,928
WesBanco, Inc.	12,600	237,510

		9,043,783

Capital Goods 10.1%
A.O. Smith Corp.	16,500	706,365
Aircastle Ltd.	111,870	1,188,059
Alamo Group, Inc.	45,900	1,191,105
Altra Holdings, Inc. *	92,300	1,929,993
Applied Industrial Technologies, Inc.	37,800	1,196,748
Blount International, Inc. *	59,100	887,091
Cubic Corp.	26,700	1,301,625
DXP Enterprises, Inc. *	10,700	233,046
EnerSys *	49,900	1,637,718
EnPro Industries, Inc. *	19,100	792,841
Franklin Electric Co., Inc.	25,100	1,031,108
General Cable Corp. *	36,600	1,354,566
Great Lakes Dredge & Dock Co.	156,000	1,296,360
Kadant, Inc. *	11,300	239,108
L.B. Foster Co., Class A *	4,000	159,000
Layne Christensen Co. *	25,300	798,974
Mueller Industries, Inc.	27,700	905,790
NACCO Industries, Inc., Class A	1,500	150,375
The Greenbrier Cos., Inc. *	32,400	766,908
Tredegar Corp.	68,000	1,272,280
TriMas Corp. *	79,000	1,504,160
Trinity Industries, Inc.	46,700	1,302,463
Twin Disc, Inc.	21,700	706,769
Watts Water Technologies, Inc., Class A	37,900	1,363,263

		23,915,715

Commercial & Professional Supplies 3.0%
Consolidated Graphics, Inc. *	39,000	1,951,950
G & K Services, Inc., Class A	44,400	1,391,052
Interface, Inc., Class A	12,000	195,000
M&F Worldwide Corp. *	20,000	482,600
Multi-Color Corp.	4,800	79,776
SFN Group, Inc. *	189,500	1,834,360
UniFirst Corp.	23,300	1,299,208

		7,233,946

Consumer Durables & Apparel 4.0%
Arctic Cat, Inc. *	22,800	365,256
Blyth, Inc.	37,025	1,244,780
Helen of Troy Ltd. *	23,000	645,610
Jarden Corp.	40,100	1,359,390
Libbey, Inc. *	65,200	995,604
Lifetime Brands, Inc. *	3,800	46,094
Oxford Industries, Inc.	19,800	468,666
Perry Ellis International, Inc. *	59,000	1,660,850
Quiksilver, Inc. *	376,681	1,683,764
RC2 Corp. *	36,700	745,744
Steinway Musical Instruments, Inc. *	3,100	59,241
The Jones Group, Inc.	12,500	158,625
Unifi, Inc. *	5,033	83,699

		9,517,323

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 4.2%
Biglari Holdings, Inc. *	3,200	1,376,000
Cracker Barrel Old Country Store, Inc.	25,900	1,333,332
Monarch Casino & Resort, Inc. *	7,500	81,300
Multimedia Games, Inc. *	16,300	86,879
P.F. Chang’s China Bistro, Inc.	25,800	1,187,832
Papa John’s International, Inc. *	44,800	1,285,760
Ruby Tuesday, Inc. *	150,900	2,034,132
Service Corp. International	135,000	1,170,450
Steiner Leisure Ltd. *	2,600	115,232
The Cheesecake Factory, Inc. *	48,100	1,419,431

		10,090,348

Diversified Financials 6.2%
Advance America Cash Advance Centers, Inc.	105,400	645,048
BGC Partners, Inc., Class A	243,400	1,971,540
Calamos Asset Management, Inc., Class A	104,900	1,613,362
Dollar Financial Corp. *	51,700	1,583,571
First Cash Financial Services, Inc. *	53,000	1,748,470
HFF, Inc., Class A *	19,300	243,373
Interactive Brokers Group, Inc., Class A	36,000	582,120
MarketAxess Holdings, Inc.	36,300	730,719
MF Global Holdings Ltd. *	139,100	1,151,748
Nelnet, Inc., Class A	73,900	1,656,838
PHH Corp. *	61,000	1,457,290
World Acceptance Corp. *	23,800	1,336,608

		14,720,687

Energy 7.8%
Bill Barrett Corp. *	3,300	135,234
Bristow Group, Inc. *	16,100	828,989
Callon Petroleum Co. *	117,800	1,026,038
Crosstex Energy, Inc.	167,100	1,413,666
CVR Energy, Inc. *	131,500	2,277,580
DHT Holdings, Inc.	42,000	213,780
Exterran Holdings, Inc. *	35,400	878,274
Green Plains Renewable Energy, Inc. (a)*	57,300	638,895
Gulf Island Fabrication, Inc.	32,100	869,268
International Coal Group, Inc. *	316,300	2,925,775
Newpark Resources, Inc. *	120,700	721,786
OYO Geospace Corp. *	6,600	632,478
SEACOR Holdings, Inc.	12,000	1,268,280
TETRA Technologies, Inc. *	109,800	1,246,230
Western Refining, Inc. *	117,000	1,425,060
World Fuel Services Corp.	54,800	2,057,192

		18,558,525

Food, Beverage & Tobacco 1.7%
Alliance One International, Inc. *	269,700	1,032,951
B&G Foods, Inc.	18,000	241,740
Coca-Cola Bottling Co.	20,600	1,112,812
J & J Snack Foods Corp.	24,700	1,049,009
John B. Sanfilippo & Son, Inc. *	12,900	146,544
Sanderson Farms, Inc. (a)	13,400	550,874

		4,133,930

Health Care Equipment & Services 3.6%
American Medical Systems Holdings, Inc. *	43,200	843,264
AMERIGROUP Corp. *	4,400	230,428
Cantel Medical Corp.	36,900	785,601
Centene Corp. *	7,300	202,356
Chemed Corp.	7,000	435,610
Cross Country Healthcare, Inc. *	20,700	149,040
CryoLife, Inc. *	46,100	233,727
Emergency Medical Services Corp., Class A *	23,300	1,572,750
Hanger Orthopedic Group, Inc. *	25,400	521,970
Healthspring, Inc. *	19,500	592,605
Integra LifeSciences Holdings *	7,400	343,212
Invacare Corp.	39,800	1,100,072
Magellan Health Services, Inc. *	23,600	1,142,476
National Healthcare Corp.	2,700	119,529
Providence Service Corp. *	11,700	166,491

		8,439,131

Household & Personal Products 0.3%
Central Garden & Pet Co., Class A *	73,800	699,624

Insurance 1.6%
Allied World Assurance Co. Holdings Ltd.	20,300	1,224,699
American Equity Investment Life Holding Co.	77,400	981,432
American Financial Group, Inc.	39,100	1,271,923
FBL Financial Group, Inc., Class A	6,000	166,860
Meadowbrook Insurance Group, Inc.	20,400	193,596

		3,838,510

Materials 3.6%
Buckeye Technologies, Inc.	41,000	1,031,560
Ferro Corp. *	79,100	1,219,722
Graphic Packaging Holding Co. *	54,100	256,975
Minerals Technologies, Inc.	5,700	359,214
Neenah Paper, Inc.	57,300	1,103,598
PolyOne Corp. *	135,300	1,779,195
Rock-Tenn Co., Class A	32,400	2,162,700
Rockwood Holdings, Inc. *	10,300	418,077
TPC Group, Inc. *	4,400	138,600

		8,469,641

Media 2.4%
AH Belo Corp., Class A *	25,000	202,750
Cinemark Holdings, Inc.	39,700	672,915
Journal Communications, Inc., Class A *	78,800	378,240
Media General, Inc., Class A *	14,100	70,782
Sinclair Broadcast Group, Inc., Class A	99,000	868,230
The E.W. Scripps Co., Class A *	40,600	368,648

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The New York Times Co., Class A *	126,100	1,274,871
Valassis Communications, Inc. *	60,800	1,844,672

		5,681,108

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
Albany Molecular Research, Inc. *	135,100	674,149
Bio-Rad Laboratories, Inc., Class A *	12,000	1,306,560
Bruker Corp. *	87,000	1,522,500
Caliper Life Sciences, Inc. *	99,600	641,424
Cambrex Corp. *	105,400	480,624
Cubist Pharmaceuticals, Inc. *	30,400	666,976
Enzon Pharmaceuticals, Inc. *	98,900	1,107,680
Hi-Tech Pharmacal Co., Inc. *	35,000	798,700
Impax Laboratories, Inc. *	73,400	1,704,348
Kendle International, Inc. *	84,500	959,920
Medicis Pharmaceutical Corp., Class A	58,900	1,497,827
Par Pharmaceutical Cos., Inc. *	74,900	2,675,428
PAREXEL International Corp. *	51,500	1,195,315
PerkinElmer, Inc.	19,900	509,042
Santarus, Inc. *	23,900	78,034
SuperGen, Inc. *	73,200	220,332
The Medicines Co. *	97,400	1,527,232
ViroPharma, Inc. *	84,500	1,385,800
Zalicus, Inc. *	511,400	1,007,458

		19,959,349

Real Estate 6.7%
Apartment Investment & Management Co., Class A	34,800	889,488
Ashford Hospitality Trust *	108,500	1,057,875
Cousins Properties, Inc.	127,734	1,088,294
Equity Lifestyle Properties, Inc.	19,900	1,131,912
First Industrial Realty Trust, Inc. *	120,400	1,230,488
Healthcare Realty Trust, Inc.	7,700	161,700
Home Properties, Inc.	21,500	1,197,120
Hospitality Properties Trust	38,000	945,060
Inland Real Estate Corp.	31,000	287,680
LaSalle Hotel Properties	49,600	1,377,392
Pebblebrook Hotel Trust	21,600	444,096
PS Business Parks, Inc.	17,600	1,024,496
Saul Centers, Inc.	17,500	828,625
Sovran Self Storage, Inc.	27,400	1,053,256
Strategic Hotel & Resorts, Inc. *	173,700	957,087
Tanger Factory Outlet Centers, Inc.	49,000	1,279,390
U-Store-It Trust	108,400	1,047,144

		16,001,103

Retailing 2.0%
Dillard’s, Inc., Class A	34,000	1,350,480
Retail Ventures, Inc. *	15,600	235,248
The Cato Corp., Class A	17,300	422,812
The Children’s Place Retail Stores, Inc. *	25,600	1,072,384
The Finish Line, Inc., Class A	75,200	1,157,328
The Pep Boys - Manny, Moe & Jack	39,900	556,206

		4,794,458

Semiconductors & Semiconductor Equipment 5.7%
Amkor Technology, Inc. *	175,900	1,431,826
ATMI, Inc. *	45,300	933,180
Diodes, Inc. *	76,100	1,958,814
Entegris, Inc. *	156,400	1,196,460
Fairchild Semiconductor International, Inc. *	111,600	1,986,480
FEI Co. *	46,000	1,253,500
GSI Technology, Inc. *	13,200	121,440
IXYS Corp. *	26,700	302,511
MKS Instruments, Inc. *	31,400	901,494
Photronics, Inc. *	291,800	1,922,962
RF Micro Devices, Inc. *	238,600	1,603,392

		13,612,059

Software & Services 9.7%
ACI Worldwide, Inc. *	47,900	1,268,871
Acxiom Corp. *	75,200	1,295,696
Cardtronics, Inc. *	87,600	1,497,084
Convergys Corp. *	104,300	1,485,232
CSG Systems International, Inc. *	52,900	1,028,905
DST Systems, Inc.	8,600	409,016
EarthLink, Inc.	77,600	661,928
Euronet Worldwide, Inc. *	63,000	1,152,270
Internap Network Services Corp. *	131,800	960,822
Lawson Software, Inc. *	138,700	1,303,780
Manhattan Associates, Inc. *	51,100	1,507,961
MAXIMUS, Inc.	8,500	576,725
ModusLink Global Solutions, Inc. *	24,200	148,346
Monotype Imaging Holdings, Inc. *	65,000	730,275
Radiant Systems, Inc. *	47,600	868,700
TeleTech Holdings, Inc. *	99,800	2,136,718
TIBCO Software, Inc. *	19,700	433,006
Unisys Corp. *	41,240	1,168,329
United Online, Inc.	159,300	1,126,251
VeriFone Systems, Inc. *	69,800	2,787,812
Virtusa Corp. *	39,100	629,510

		23,177,237

Technology Hardware & Equipment 4.1%
Benchmark Electronics, Inc. *	33,900	643,761
Black Box Corp.	12,000	422,280
Brightpoint, Inc. *	83,400	756,855
Checkpoint Systems, Inc. *	14,700	303,849
Coherent, Inc. *	3,600	192,780
CTS Corp.	59,200	671,328
Digi International, Inc. *	15,200	160,968
Insight Enterprises, Inc. *	93,800	1,305,696
Oplink Communications, Inc. *	64,100	1,588,398
OSI Systems, Inc. *	11,600	440,684
Plantronics, Inc.	38,200	1,352,280
Symmetricom, Inc. *	74,300	461,403
Vishay Intertechnology, Inc. *	92,500	1,526,250

		9,826,532

Telecommunication Services 2.6%
Global Crossing Ltd. *	84,000	1,119,720
IDT Corp., Class B	62,800	1,446,284

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
USA Mobility, Inc.	74,600	1,274,168
Vonage Holdings Corp. *	734,500	2,409,160

		6,249,332

Transportation 1.5%
Alaska Air Group, Inc. *	33,600	1,990,464
AMERCO *	5,500	500,555
Atlas Air Worldwide Holdings, Inc. *	12,900	655,449
International Shipholding Corp.	16,600	415,996
Park-Ohio Holdings Corp. *	4,100	84,296

		3,646,760

Utilities 3.9%
Chesapeake Utilities Corp.	8,900	347,990
El Paso Electric Co. *	62,200	1,676,290
PNM Resources, Inc.	85,300	1,111,459
Southwest Gas Corp.	62,900	2,342,396
The Laclede Group, Inc.	28,100	1,067,800
UGI Corp.	44,700	1,401,345
Unisource Energy Corp.	34,100	1,221,121

		9,168,401

Total Common Stock
(Cost $182,481,809)		231,287,333

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposit 2.8%
Wells Fargo
0.03%, 02/01/11	6,799,975	6,799,975

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.14%, 03/17/11 (b)	400,000	399,934

Total Short-Term Investments
(Cost $7,199,909)		7,199,909

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	1,204,022	1,204,022

Total Collateral Invested for Securities on Loan
(Cost $1,204,022)		1,204,022

End of Collateral Invested for Securities on Loan

At 01/31/11, the tax basis cost of the fund’s investments was $189,779,191 and the unrealized appreciation and depreciation were $53,625,322 and ($4,917,271), respectively, with a net unrealized appreciation of $48,708,051.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 03/18/11	60	4,681,200	100,065

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$231,287,333	$—	$—	$231,287,333
Short-Term Investments(a)	—	7,199,909	—	7,199,909

Total	$231,287,333	$7,199,909	$—	$238,487,242

Other Financial Instruments
Collateral Invested for Securities on Loan	1,204,022	—	—	1,204,022
Futures Contract*	100,065	—	—	100,065

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46825JAN11

 5

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.4%		Common Stock	240,995,555	293,050,563
2.5%		Other Investment Company	7,527,341	7,527,341
0.2%		Short-Term Investments	574,921	574,921

100.1%		Total Investments	249,097,817	301,152,825
(31	.2)%	Short Sales	(81,117,757)	(93,952,956)
31.1%		Other Assets and Liabilities, Net		93,573,585

100.0%		Total Net Assets		300,773,454

	Number	Value
Security	of Shares	($)

Common Stock 97.4% of net assets

Automobiles & Components 1.1%
Ford Motor Co. (a)*	212,400	3,387,780

Banks 4.0%
Fifth Third Bancorp	75,300	1,119,711
PNC Financial Services Group, Inc. (a)	55,200	3,312,000
SunTrust Banks, Inc.	12,900	392,547
Wells Fargo & Co. (a)	225,900	7,323,678

		12,147,936

Capital Goods 6.4%
Cubic Corp.	42,500	2,071,875
Eaton Corp.	17,800	1,921,688
General Cable Corp. (a)*	109,400	4,048,894
General Electric Co.	95,800	1,929,412
KBR, Inc.	37,300	1,197,330
Oshkosh Corp. *	7,200	272,952
The Timken Co.	56,800	2,670,736
Tyco International Ltd. (a)	111,700	5,007,511

		19,120,398

Commercial & Professional Supplies 3.0%
Avery Dennison Corp.	104,100	4,381,569
KAR Auction Services, Inc. *	11,000	163,240
R.R. Donnelley & Sons Co.	248,800	4,408,736

		8,953,545

Consumer Durables & Apparel 1.1%
Jarden Corp.	4,300	145,770
Newell Rubbermaid, Inc.	52,300	1,006,775
Whirlpool Corp.	25,700	2,197,350

		3,349,895

Consumer Services 2.8%
Cracker Barrel Old Country Store, Inc.	58,700	3,021,876
Service Corp. International (a)	80,400	697,068
Starbucks Corp. (a)	147,100	4,638,063

		8,357,007

Diversified Financials 8.4%
Citigroup, Inc. *	456,100	2,198,402
JPMorgan Chase & Co. (a)	161,200	7,244,328
Legg Mason, Inc.	20,900	692,417
State Street Corp.	48,300	2,256,576
The Goldman Sachs Group, Inc. (a)	35,300	5,775,786
The NASDAQ OMX Group, Inc. (a)*	115,800	2,834,784
UBS AG - Reg’d *	242,100	4,348,116

		25,350,409

Energy 15.1%
Anadarko Petroleum Corp. (a)	31,700	2,443,436
Chevron Corp.	47,800	4,537,654
ConocoPhillips	88,600	6,331,356
El Paso Corp. (a)	227,900	3,619,052
Hess Corp.	63,700	5,358,444
Marathon Oil Corp. (a)	119,700	5,470,290
Murphy Oil Corp.	68,200	4,521,660
National Oilwell Varco, Inc. (a)	78,300	5,786,370
Peabody Energy Corp. (a)	18,000	1,141,560
SEACOR Holdings, Inc.	14,600	1,543,074
World Fuel Services Corp. (a)	124,700	4,681,238

		45,434,134

Food, Beverage & Tobacco 5.6%
Corn Products International, Inc. (a)	99,400	4,585,322
H.J. Heinz Co.	56,200	2,669,500
Hormel Foods Corp.	18,700	923,780
Sara Lee Corp.	65,500	1,111,535
Smithfield Foods, Inc. *	148,700	2,960,617
Tyson Foods, Inc., Class A (a)	271,500	4,466,175

		16,716,929

Health Care Equipment & Services 1.6%
Cardinal Health, Inc.	36,700	1,523,417
McKesson Corp. (a)	41,900	3,149,623

		4,673,040

Household & Personal Products 1.3%
Energizer Holdings, Inc. *	53,100	3,862,494

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 2.7%
American Financial Group, Inc. (a)	139,400	4,534,682
Fidelity National Financial, Inc., Class A	4,800	64,560
Principal Financial Group, Inc.	37,300	1,222,321
Prudential Financial, Inc. (a)	40,000	2,460,400

		8,281,963

Materials 8.1%
Ashland, Inc. (a)	44,100	2,560,446
Ball Corp.	28,900	2,055,657
Cabot Corp.	2,800	121,100
Cytec Industries, Inc.	30,500	1,663,470
Ferro Corp. *	70,900	1,093,278
International Paper Co.	156,300	4,513,944
MeadWestvaco Corp.	174,100	4,984,483
PolyOne Corp. (a)*	186,300	2,449,845
PPG Industries, Inc.	57,500	4,846,100

		24,288,323

Media 3.2%
The New York Times Co., Class A *	173,900	1,758,129
The Washington Post Co., Class B	8,100	3,469,635
Time Warner, Inc. (a)	136,533	4,293,963

		9,521,727

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Bio-Rad Laboratories, Inc., Class A *	37,700	4,104,776
Bristol-Myers Squibb Co.	103,100	2,596,058
Cephalon, Inc. *	67,500	3,987,900
Mylan, Inc. *	41,600	963,456
PerkinElmer, Inc.	38,000	972,040
Pfizer, Inc. (a)	268,500	4,892,070
Watson Pharmaceuticals, Inc. (a)*	89,700	4,890,444

		22,406,744

Real Estate 3.7%
Apartment Investment & Management Co., Class A	105,800	2,704,248
CB Richard Ellis Group, Inc., Class A *	131,900	2,926,861
Jones Lang LaSalle, Inc.	31,000	2,747,840
Rayonier, Inc.	45,600	2,699,976

		11,078,925

Retailing 1.3%
Macy’s, Inc. (a)	30,300	701,445
PetSmart, Inc.	76,400	3,074,336

		3,775,781

Semiconductors & Semiconductor Equipment 1.5%
Amkor Technology, Inc. *	168,900	1,374,846
Marvell Technology Group Ltd. (a)*	30,300	576,003
Micron Technology, Inc. (a)*	198,600	2,093,244
RF Micro Devices, Inc. *	85,800	576,576

		4,620,669

Software & Services 9.0%
Accenture plc, Class A	15,800	813,226
CA, Inc.	114,300	2,720,340
Computer Sciences Corp. (a)	91,100	4,854,719
Convergys Corp. *	87,500	1,246,000
DST Systems, Inc.	80,200	3,814,312
Fidelity National Information Services, Inc.	10,000	304,300
International Business Machines Corp. (a)	44,900	7,273,800
Lawson Software, Inc. *	90,900	854,460
MAXIMUS, Inc.	11,400	773,490
Synopsys, Inc. *	63,100	1,711,903
TeleTech Holdings, Inc. *	34,100	730,081
VeriFone Systems, Inc. (a)*	50,900	2,032,946

		27,129,577

Technology Hardware & Equipment 3.4%
Apple, Inc. (a)*	13,300	4,512,956
Hewlett-Packard Co. (a)	15,800	721,902
Ingram Micro, Inc., Class A *	63,300	1,249,542
Jabil Circuit, Inc.	16,600	335,486
Lexmark International, Inc., Class A *	16,000	557,440
Tech Data Corp. *	17,000	797,470
Tyco Electronics Ltd. (a)	7,400	268,102
Vishay Intertechnology, Inc. *	11,100	183,150
Xerox Corp.	155,600	1,652,472

		10,278,520

Telecommunication Services 2.7%
AT&T, Inc. (a)	115,800	3,186,816
Telephone & Data Systems, Inc. (a)	129,800	4,640,350
Verizon Communications, Inc.	12,600	448,812

		8,275,978

Transportation 1.4%
Alaska Air Group, Inc. (a)*	70,600	4,182,344

Utilities 2.6%
Ameren Corp.	92,500	2,624,225
NiSource, Inc. (a)	156,000	2,904,720
Southwest Gas Corp.	62,500	2,327,500

		7,856,445

Total Common Stock
(Cost $240,995,555)		293,050,563

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 2.5% of net assets

Money Fund 2.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	7,527,341	7,527,341

Total Other Investment Company
(Cost $7,527,341)		7,527,341

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Bills 0.2%
U.S. Treasury Bills
0.13%, 03/17/11 (b)	75,000	74,990
0.11%, 03/17/11 (b)	500,000	499,931

Total Short-Term Investments
(Cost $574,921)		574,921

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $249,114,114 and the unrealized appreciation and depreciation were $59,430,183 and ($7,391,472), respectively, with a net unrealized appreciation of $52,038,711.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 03/18/11	45	2,885,400	27,563

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 31.2% of net assets

Automobiles & Components 0.9%
Gentex Corp.	79,800	2,559,186

Banks 0.6%
People’s United Financial, Inc.	133,000	1,717,030

Capital Goods 2.7%
Foster Wheeler AG *	32,700	1,203,687
Precision Castparts Corp.	15,900	2,273,541
Terex Corp. *	81,700	2,649,531
TransDigm Group, Inc. *	12,000	929,760
USG Corp. *	73,400	1,190,548

		8,247,067

Commercial & Professional Supplies 0.2%
Robert Half International, Inc.	20,900	655,424

Consumer Durables & Apparel 3.0%
D.R. Horton, Inc.	116,500	1,443,435
Lennar Corp., Class A	128,800	2,493,568
M.D.C. Holdings, Inc.	38,900	1,202,399
PulteGroup, Inc. *	229,600	1,811,544
Toll Brothers, Inc. *	106,800	2,161,632

		9,112,578

Diversified Financials 1.6%
Greenhill & Co., Inc.	1,800	124,956
Northern Trust Corp.	21,600	1,122,768
T. Rowe Price Group, Inc.	19,500	1,285,440
TD Ameritrade Holding Corp.	117,900	2,407,518

		4,940,682

Energy 4.8%
Cobalt International Energy, Inc. *	188,700	2,556,885
CONSOL Energy, Inc.	48,600	2,415,420
Diamond Offshore Drilling, Inc.	28,600	2,050,906
EOG Resources, Inc.	10,800	1,149,012
Petrohawk Energy Corp. *	120,000	2,406,000
SandRidge Energy, Inc. *	320,100	2,381,544
Ultra Petroleum Corp. *	32,500	1,551,225

		14,510,992

Food & Staples Retailing 1.0%
CVS Caremark Corp.	54,800	1,874,160
Sysco Corp.	38,000	1,107,320

		2,981,480

Food, Beverage & Tobacco 0.7%
Altria Group, Inc.	72,300	1,699,773
Green Mountain Coffee Roasters, Inc. *	14,000	470,120

		2,169,893

Health Care Equipment & Services 0.2%
Intuitive Surgical, Inc. *	2,200	710,402

Insurance 2.5%
Alleghany Corp. *	600	185,268
Assured Guaranty Ltd.	108,300	1,566,018
Cincinnati Financial Corp.	68,700	2,201,148
MBIA, Inc. *	175,100	1,873,570
Old Republic International Corp.	140,400	1,717,092

		7,543,096

Materials 3.6%
Allegheny Technologies, Inc.	10,900	710,571
Cliffs Natural Resources, Inc.	15,900	1,358,814
Martin Marietta Materials, Inc.	2,600	217,100
Monsanto Co.	34,800	2,553,624
Southern Copper Corp.	33,700	1,510,434
United States Steel Corp.	41,400	2,387,538
Vulcan Materials Co.	48,700	2,072,672

		10,810,753

Media 0.6%
Central European Media Enterprises, Ltd., Class A *	78,500	1,428,700
DreamWorks Animation SKG, Inc., Class A *	8,900	249,823

		1,678,523

Other Investment Company 2.3%
iShares S&P 100 Index Fund	120,000	6,964,800

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Auxilium Pharmaceuticals, Inc. *	25,000	567,250
Human Genome Sciences, Inc. *	73,100	1,773,406
Salix Pharmaceuticals Ltd. *	49,400	2,023,918
Seattle Genetics, Inc. *	24,800	406,472
Vertex Pharmaceuticals, Inc. *	54,400	2,115,616

		6,886,662

Real Estate 0.4%
The St. Joe Co. *	40,314	1,105,007

Semiconductors & Semiconductor Equipment 0.6%
MEMC Electronic Materials, Inc. *	176,000	1,951,840

Software & Services 0.8%
Paychex, Inc.	69,200	2,214,400
TiVo, Inc. *	27,000	261,090

		2,475,490

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 1.0%
Aruba Networks, Inc. *	25,300	545,215
Ciena Corp. *	105,000	2,313,150

		2,858,365

Transportation 0.8%
C.H. Robinson Worldwide, Inc.	30,200	2,328,118

Utilities 0.6%
Southern Co.	46,400	1,745,568

Total Short Sales
(Proceeds $81,117,757)		93,952,956

End of Short Sale Positions.

*	Non-income producing security

Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$293,050,563	$—	$—	$293,050,563
Other Investment Company(a)	7,527,341	—	—	7,527,341
Short-Term Investments(a)	—	574,921	—	574,921

Total	$300,577,904	$574,921	$—	$301,152,825

Other Financial Instruments
Futures Contract*	27,563	—	—	27,563

Liabilities Valuation Input

Other Financial Instruments
Short Sales(a)	(93,952,956)	—	—	(93,952,956)

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46826JAN11

6

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	50,136,088	54,807,487
1.2%	Short-Term Investment	677,263	677,263

99.9%	Total Investments	50,813,351	55,484,750
0.1%	Other Assets and Liabilities, Net		66,750

100.0%	Total Net Assets		55,551,500

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Banks 20.5%
1st Source Corp.	3,100	58,435
BancFirst Corp.	10,400	421,824
Fifth Third Bancorp	115,400	1,715,998
Financial Institutions, Inc.	3,000	57,990
First Citizens BancShares, Inc., Class A	6,208	1,248,863
Great Southern Bancorp, Inc.	1,600	35,040
MainSource Financial Group, Inc.	6,700	60,870
PNC Financial Services Group, Inc.	35,500	2,130,000
Sandy Spring Bancorp, Inc.	5,300	101,760
Southwest Bancorp, Inc. *	10,500	143,745
SunTrust Banks, Inc.	12,700	386,461
Trustmark Corp.	13,500	323,865
U.S. Bancorp	12,500	337,500
UMB Financial Corp.	29,100	1,182,915
Wells Fargo & Co.	98,500	3,193,370

		11,398,636

Diversified Financials 37.7%
American Express Co.	45,100	1,956,438
Bank of America Corp.	153,500	2,107,555
BGC Partners, Inc., Class A	96,000	777,600
Citigroup, Inc. *	577,300	2,782,586
First Cash Financial Services, Inc. *	27,500	907,225
Interactive Brokers Group, Inc., Class A	44,900	726,033
JPMorgan Chase & Co.	88,900	3,995,166
Legg Mason, Inc.	43,200	1,431,216
State Street Corp.	29,500	1,378,240
The Goldman Sachs Group, Inc.	19,100	3,125,142
The NASDAQ OMX Group, Inc. *	11,400	279,072
UBS AG - Reg’d *	82,200	1,476,312

		20,942,585

Insurance 25.5%
ACE Ltd.	8,500	523,515
Aflac, Inc.	27,500	1,583,450
American Equity Investment Life Holding Co.	64,100	812,788
American Financial Group, Inc.	44,050	1,432,946
Argo Group International Holdings Ltd.	11,600	413,192
Berkshire Hathaway, Inc., Class B *	18,700	1,528,725
FBL Financial Group, Inc., Class A	22,900	636,849
Fidelity National Financial, Inc., Class A	72,100	969,745
Horace Mann Educators Corp.	29,400	508,032
Infinity Property & Casualty Corp.	13,400	800,516
Loews Corp.	17,300	692,865
PartnerRe Ltd.	5,500	450,340
Principal Financial Group, Inc.	26,300	861,851
Protective Life Corp.	5,200	143,364
Prudential Financial, Inc.	25,500	1,568,505
Reinsurance Group of America, Inc.	16,400	943,984
Transatlantic Holdings, Inc.	5,900	303,555

		14,174,222

Real Estate 15.0%
Apartment Investment & Management Co., Class A	18,800	480,528
Ashford Hospitality Trust *	29,700	289,575
Brandywine Realty Trust	24,000	278,400
CB Richard Ellis Group, Inc., Class A *	18,700	414,953
Equity Lifestyle Properties, Inc.	3,700	210,456
Hospitality Properties Trust	19,000	472,530
Host Hotels & Resorts, Inc.	41,554	769,164
Jones Lang LaSalle, Inc.	5,400	478,656
Kimco Realty Corp.	15,600	282,204
LaSalle Hotel Properties	14,800	410,996
PS Business Parks, Inc.	5,600	325,976
Public Storage	7,000	762,860
Rayonier, Inc.	8,700	515,127
Simon Property Group, Inc.	10,959	1,111,791
SL Green Realty Corp.	5,300	385,628
Sovran Self Storage, Inc.	3,200	123,008
Strategic Hotel & Resorts, Inc. *	43,600	240,236
Vornado Realty Trust	8,400	739,956

		8,292,044

Total Common Stock
(Cost $50,136,088)		54,807,487

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 1.2% of net assets

Time Deposit 1.2%
Wells Fargo
0.03%, 02/01/11	677,263	677,263

Total Short-Term Investment
(Cost $677,263)		677,263

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $50,813,477 and the unrealized appreciation and depreciation were $7,017,362 and ($2,346,089), respectively, with a net unrealized appreciation of $4,671,273.

*	Non-income producing security.

Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$54,807,487	$—	$—	$54,807,487
Short-Term Investment(a)	—	677,263	—	677,263

Total	$54,807,487	$677,263	$—	$55,484,750

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46836JAN11

 3

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

77.9%		Common Stock	262,421,827	320,564,700
20.0%		Foreign Common Stock	70,270,488	82,138,300
0.0%		Warrants	3,799	8,819
2.1%		Short-Term Investments	8,793,754	8,793,754

100.0%		Total Investments	341,489,868	411,505,573
0.1%		Collateral Invested for Securities on Loan	344,195	344,195
(0	.1)%	Other Assets and Liabilities, Net		(401,572)

100.0%		Total Net Assets		411,448,196

	Number	Value
Security	of Shares	($)

Common Stock 77.9% of net assets

Health Care Equipment & Services 28.8%
AmerisourceBergen Corp.	200,000	7,172,000
Analogic Corp.	10,000	510,700
Baxter International, Inc.	125,000	6,061,250
Becton, Dickinson & Co.	40,000	3,318,000
Cardinal Health, Inc.	100,000	4,151,000
Cerner Corp. *	50,000	4,942,500
CIGNA Corp.	100,000	4,202,000
Coventry Health Care, Inc. *	25,000	749,250
DaVita, Inc. *	100,000	7,385,000
Emergency Medical Services Corp., Class A *	35,000	2,362,500
Ensign Group, Inc.	10,000	241,600
Express Scripts, Inc. *	70,000	3,943,100
Greatbatch, Inc. *	35,000	824,250
Health Management Associates, Inc., Class A *	100,000	910,000
Henry Schein, Inc. *	30,000	1,969,800
Hologic, Inc. *	350,000	6,972,000
Humana, Inc. *	100,000	5,797,000
Integra LifeSciences Holdings *	60,000	2,782,800
Invacare Corp.	175,000	4,837,000
Kindred Healthcare, Inc. *	50,000	935,500
LifePoint Hospitals, Inc. *	75,000	2,640,000
McKesson Corp.	100,000	7,517,000
Medco Health Solutions, Inc. *	100,000	6,102,000
Medidata Solutions, Inc. *	30,000	748,500
Sirona Dental Systems, Inc. *	115,000	5,038,150
SonoSite, Inc. *	20,000	671,200
Symmetry Medical, Inc. *	50,000	478,500
Tenet Healthcare Corp. *	200,000	1,330,000
The Cooper Cos., Inc.	125,000	7,167,500
UnitedHealth Group, Inc.	265,000	10,878,250
Varian Medical Systems, Inc. *	60,000	4,054,200
Wright Medical Group, Inc. *	50,000	743,000
Zoll Medical Corp. *	25,000	1,033,750

		118,469,300

Pharmaceuticals, Biotechnology & Life Sciences 49.1%
Abbott Laboratories	150,000	6,774,000
Agilent Technologies, Inc. *	35,000	1,464,050
Alexion Pharmaceuticals, Inc. *	110,000	9,220,200
Allergan, Inc.	150,000	10,591,500
Amgen, Inc. *	175,000	9,639,000
Bio-Rad Laboratories, Inc., Class A *	30,000	3,266,400
Biogen Idec, Inc. *	150,000	9,820,500
Bristol-Myers Squibb Co.	500,000	12,590,000
Bruker Corp. *	250,000	4,375,000
Celgene Corp. *	50,000	2,576,500
Cephalon, Inc. *	140,000	8,271,200
Cubist Pharmaceuticals, Inc. *	325,000	7,130,500
Eli Lilly & Co.	150,000	5,215,500
Enzon Pharmaceuticals, Inc. *	175,000	1,960,000
Genzyme Corp. *	75,000	5,501,250
Gilead Sciences, Inc. *	35,000	1,343,300
Hospira, Inc. *	75,000	4,142,250
Illumina, Inc. *	20,000	1,386,800
Impax Laboratories, Inc. *	100,000	2,322,000
Johnson & Johnson	240,000	14,344,800
Life Technologies Corp. *	150,000	8,143,500
Merck & Co., Inc.	350,000	11,609,500
Mettler-Toledo International, Inc. *	5,000	745,950
Mylan, Inc. *	200,000	4,632,000
Nabi Biopharmaceuticals *	125,000	700,000
Osiris Therapeutics, Inc. (b)*	35,000	231,350
Par Pharmaceutical Cos., Inc. *	200,000	7,144,000
PerkinElmer, Inc.	85,000	2,174,300
Perrigo Co.	50,000	3,637,000
Pfizer, Inc.	850,000	15,487,000
Rigel Pharmaceuticals, Inc. *	50,000	336,250
The Medicines Co. *	50,000	784,000
Thermo Fisher Scientific, Inc. *	200,000	11,454,000
United Therapeutics Corp. *	50,000	3,399,000
ViroPharma, Inc. *	125,000	2,050,000
Watson Pharmaceuticals, Inc. *	140,000	7,632,800

		202,095,400

Total Common Stock
(Cost $262,421,827)		320,564,700

Foreign Common Stock 20.0% of net assets

Australia 1.6%

Health Care Equipment & Services 0.1%
Ansell Ltd.	40,000	525,273

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
CSL Ltd.	165,000	6,138,567

		6,663,840

Brazil 0.3%

Health Care Equipment & Services 0.3%
Diagnosticos da America S.A.	100,000	1,214,793

Denmark 2.5%

Health Care Equipment & Services 0.6%
Coloplast A/S, Class B	17,100	2,486,278

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
H. Lundbeck A/S	21,000	435,964
Novo Nordisk A/S, Class B	65,700	7,397,149

		7,833,113

		10,319,391

France 2.6%

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Sanofi-Aventis	157,500	10,763,976

Germany 0.8%

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	20,000	1,476,788
Gerresheimer AG *	10,000	414,220
Stada Arzneimittel AG	40,000	1,490,605

		3,381,613

Hong Kong 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
China Pharmaceutical Group Ltd. (b)	1,300,000	723,004

Indonesia 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
PT Kalbe Farma Tbk	2,000,000	629,121

Israel 0.5%

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	40,000	2,181,925

Italy 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Recordati S.p.A.	150,000	1,360,022

Japan 2.5%

Health Care Equipment & Services 0.2%
Fukuda Denshi Co., Ltd.	19,000	593,428
Sysmex Corp.	5,000	326,859

		920,287

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Hisamitsu Pharmaceutical Co., Inc.	10,000	403,292
Taisho Pharmaceutical Co., Ltd.	15,000	332,128
Takeda Pharmaceutical Co., Ltd.	176,000	8,483,329

		9,218,749

		10,139,036

Spain 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	73,500	849,754

Sweden 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	25,000	206,207

Switzerland 6.0%

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Novartis AG - Reg’d	238,800	13,293,954
Roche Holding AG	74,400	11,319,064

		24,613,018

United Kingdom 2.2%

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
AstraZeneca plc	186,500	9,092,600

Total Foreign Common Stock
(Cost $70,270,488)		82,138,300

Warrants 0.0% of net assets

Malaysia 0.0%

Health Care Equipment & Services 0.0%
KPJ Healthcare Bhd *	12,500	8,819

Total Warrants
(Cost $3,799)		8,819

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 2.1% of net assets

Time Deposit 2.0%
Wells Fargo
0.03%, 02/01/11	8,203,851	8,203,851

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.14%, 03/17/11 (a)	590,000	589,903

Total Short-Term Investments
(Cost $8,793,754)		8,793,754

End of Investments.

2

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	344,195	344,195

Total Collateral Invested for Securities on Loan
(Cost $344,195)		344,195

End of Collateral Invested for Securities on Loan

At 01/31/11, the tax basis cost of the fund’s investments was $341,612,887 and the unrealized appreciation and depreciation were $78,987,932 and ($9,095,246), respectively, with a net unrealized appreciation of $69,892,686.

At 01/31/11, the values of certain foreign securities held by the fund aggregating $80,923,507 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

Reg’d —	Registered

In addition to the above, the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 03/18/11	125	8,015,000	366,594

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$320,564,700	$—	$—	$320,564,700
Foreign Common Stock(a)	—	80,923,507	—	80,923,507
Brazil
Health Care Equipment & Services	1,214,793	—	—	1,214,793
Warrants(a)	8,819	—	—	8,819
Short-Term Investments(a)	—	8,793,754	—	8,793,754

Total	$321,788,312	$89,717,261	$—	$411,505,573

Other Financial Instruments
Collateral Invested for Securities on Loan	344,195	—	—	344,195
Futures Contract*	366,594	—	—	366,594

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46837JAN11

4

Schwab Capital Trust
Schwab International Core Equity Fund®

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.1%		Common Stock	49,193,090	56,839,691
5.7%		Other Investment Companies	3,170,269	3,345,267

101.8%		Total Investments	52,363,359	60,184,958
(1	.8)%	Other Assets and Liabilities, Net		(1,063,106)

100.0%		Net Assets		59,121,852

	Number	Value
Security	of Shares	($)

Common Stock 96.1% of net assets

Australia 7.0%

Banks 0.4%
Australia & New Zealand Banking Group Ltd.	9,782	231,830

Capital Goods 0.6%
UGL Ltd.	24,283	366,238

Diversified Financials 1.5%
Challenger Ltd.	99,231	454,760
IOOF Holdings Ltd.	53,025	414,776

		869,536

Energy 0.6%
Caltex Australia Ltd.	25,211	338,189

Food & Staples Retailing 0.1%
Wesfarmers Ltd.	1,344	45,740

Health Care Equipment & Services 0.6%
Ansell Ltd.	28,886	379,326

Materials 3.2%
BHP Billiton Ltd.	23,790	1,058,384
Orica Ltd.	12,314	311,715
Rio Tinto Ltd.	6,037	508,156

		1,878,255

		4,109,114

Austria 1.4%

Banks 1.0%
Erste Group Bank AG	2,304	115,113
Raiffeisen Bank International	7,833	460,530

		575,643

Energy 0.4%
OMV AG	4,232	187,508
Schoeller-Bleckmann Oilfield Equipment AG	851	69,777

		257,285

		832,928

Belgium 1.0%

Banks 0.3%
KBC GROEP N.V. *	4,103	164,252

Diversified Financials 0.7%
Banque Nationale de Belgique	93	429,403

		593,655

Brazil 0.6%

Capital Goods 0.4%
Embraer S.A.	26,900	218,176

Consumer Durables & Apparel 0.2%
Cia. Hering	7,500	115,180

		333,356

Canada 3.1%

Consumer Durables & Apparel 0.3%
Gildan Activewear, Inc. *	6,200	182,220

Materials 2.5%
Agrium, Inc.	1,400	123,691
Canfor Corp. *	12,100	147,300
Centerra Gold, Inc.	8,700	139,620
HudBay Minerals, Inc.	9,100	150,674
Inmet Mining Corp.	2,900	216,193
Lundin Mining Corp. *	16,900	121,010
Potash Corp. of Saskatchewan, Inc.	800	141,729
Teck Resources Ltd., Class B	3,500	211,989
West Fraser Timber Co., Ltd.	4,500	226,764

		1,478,970

Utilities 0.3%
ATCO Ltd., Class I	2,400	140,450
Canadian Utilities Ltd., Class A	300	15,942

		156,392

		1,817,582

China 1.4%

Capital Goods 0.7%
Shanghai Electric Group Co., Ltd., Class H	378,000	228,228
Weichai Power Co., Ltd., Class H	32,000	219,292

		447,520

Consumer Durables & Apparel 0.1%
Luthai Textile Co., Ltd., Class B	30,200	29,918

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.6%
China Petroleum & Chemical Corp., Class H	208,000	229,897
Inner Mongolia Yitai Coal Co., Ltd., Class B	19,000	133,359

		363,256

		840,694

Denmark 2.9%

Food, Beverage & Tobacco 0.6%
Carlsberg A/S, Class B	3,745	372,323

Health Care Equipment & Services 0.5%
Coloplast A/S, Class B	1,874	272,473

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
H. Lundbeck A/S	21,033	436,649
Novo Nordisk A/S, Class B	5,812	654,372

		1,091,021

		1,735,817

Finland 0.8%

Capital Goods 0.8%
Wartsila Oyj	6,429	496,773

France 6.7%

Banks 1.3%
BNP Paribas	7,408	552,923
Natixis *	47,340	251,388

		804,311

Capital Goods 1.6%
Legrand S.A.	8,794	354,056
Safran S.A.	2,531	91,443
Zodiac Aerospace	6,497	484,323

		929,822

Commercial & Professional Supplies 0.4%
Societe BIC S.A.	3,053	262,171

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	2,547	349,561

Household & Personal Products 0.2%
L’Oreal S.A.	861	99,877

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Sanofi-Aventis	11,041	754,572

Retailing 0.8%
PPR	3,034	484,012

Telecommunication Services 0.5%
France Telecom S.A.	13,408	292,430

		3,976,756

Germany 6.9%

Banks 1.0%
Aareal Bank AG *	12,417	383,805
Commerzbank AG *	30,790	235,182

		618,987

Insurance 1.3%
Allianz SE - Reg’d	4,438	616,914
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	902	141,395

		758,309

Materials 0.9%
BASF SE	6,876	529,342

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Bayer AG - Reg’d	10,012	739,280
Stada Arzneimittel AG	8,954	333,672

		1,072,952

Real Estate 0.1%
Patrizia Immobilien AG *	4,820	32,535

Retailing 0.7%
Douglas Holding AG	7,569	408,102

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG *	9,722	102,987

Utilities 0.9%
E.ON AG	16,435	548,307

		4,071,521

Hong Kong 6.5%

Capital Goods 0.4%
NWS Holdings Ltd.	125,000	212,031

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial (Holdings) Ltd.	21,500	74,009

Diversified Financials 1.2%
First Pacific Co., Ltd.	314,000	272,915
Guoco Group Ltd.	33,000	428,351

		701,266

Energy 0.6%
CNOOC Ltd.	174,000	387,315

Real Estate 2.7%
Cheung Kong (Holdings) Ltd.	31,000	514,776
Great Eagle Holdings Ltd.	63,000	211,292
Hongkong Land Holdings Ltd.	64,000	451,691
Midland Holdings Ltd.	494,000	400,062
Sun Hung Kai Properties Ltd.	2,000	33,611

		1,611,432

Utilities 1.5%
CLP Holdings Ltd.	53,000	430,175
Hongkong Electric Holdings Ltd.	72,000	456,196

		886,371

		3,872,424

Israel 0.7%

Materials 0.7%
Israel Chemicals Ltd.	27,475	432,521

Italy 2.0%

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	11,391	28,705

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Recordati S.p.A.	47,023	426,349

Telecommunication Services 0.6%
Telecom Italia S.p.A.	231,155	328,367

Transportation 0.2%
Autostrada Torino-Milano S.p.A.	7,563	106,171

Utilities 0.5%
Terna - Rete Elettrica Nationale S.p.A.	67,036	292,789

		1,182,381

Japan 20.7%

Automobiles & Components 1.7%
Honda Motor Co., Ltd.	4,700	202,580
Nissan Motor Co., Ltd.	42,800	433,030
The Yokohama Rubber Co., Ltd.	69,000	352,766

		988,376

Banks 3.1%
Aozora Bank Ltd.	209,000	460,786
Chuo Mitsui Trust Holdings, Inc.	109,000	438,070
The Chiba Bank Ltd.	71,000	442,558
The Sumitomo Trust & Banking Co., Ltd.	76,000	458,369

		1,799,783

Capital Goods 1.0%
Nippo Corp.	14,000	104,744
Noritz Corp.	5,000	83,941
Sumitomo Corp.	27,700	399,053

		587,738

Consumer Services 1.5%
Oriental Land Co., Ltd.	4,800	441,961
Resorttrust, Inc.	25,100	422,810

		864,771

Diversified Financials 2.2%
Aeon Credit Service Co., Ltd.	23,700	331,896
Century Tokyo Leasing Corp.	29,200	515,827
IBJ Leasing Co., Ltd.	16,900	422,473

		1,270,196

Energy 0.5%
Idemitsu Kosan Co., Ltd.	3,000	316,181

Food & Staples Retailing 0.7%
Aeon Co., Ltd.	33,000	415,201

Food, Beverage & Tobacco 1.1%
Asahi Breweries Ltd.	18,100	339,812
Kewpie Corp.	26,900	331,790

		671,602

Health Care Equipment & Services 0.4%
Sysmex Corp.	3,700	241,876

Household & Personal Products 0.4%
Lion Corp.	42,000	223,281

Insurance 0.6%
Tokio Marine Holdings, Inc.	12,700	378,380

Materials 0.1%
Kobe Steel Ltd.	23,000	56,415

Media 0.8%
Avex Group Holdings, Inc.	8,500	124,191
Nippon Television Network Corp.	2,360	373,883

		498,074

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Taisho Pharmaceutical Co., Ltd.	13,000	287,844
Takeda Pharmaceutical Co., Ltd.	9,200	443,447

		731,291

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	2,200	154,534

Retailing 2.1%
AOKI Holdings, Inc.	8,300	132,577
Autobacs Seven Co., Ltd.	8,800	352,470
K’s Holdings Corp.	13,200	367,940
USS Co., Ltd.	5,120	410,867

		1,263,854

Semiconductors & Semiconductor Equipment 1.4%
Dainippon Screen Mfg. Co., Ltd. *	70,000	644,656
ULVAC, Inc.	6,900	177,072

		821,728

Technology Hardware & Equipment 0.6%
Fujitsu Ltd.	41,000	255,444
Hitachi Ltd.	14,000	76,593

		332,037

Transportation 1.0%
Central Japan Railway Co.	60	506,746
Tokyu Corp.	22,000	99,826

		606,572

		12,221,890

Malaysia 0.5%

Diversified Financials 0.1%
Ammb Holdings Bhd	27,800	60,390

Utilities 0.4%
Petronas Gas Berhad	60,000	219,550

		279,940

Mexico 0.3%

Materials 0.3%
Industrias Penoles S.A. de C.V.	6,210	206,812

Netherlands 2.1%

Capital Goods 1.1%
CNH Global N.V. *	4,500	217,935
Koninklijke Boskalis Westminster N.V.	9,378	450,398

		668,333

Materials 0.5%
Koninklijke DSM N.V.	4,839	286,412

Semiconductors & Semiconductor Equipment 0.5%
STMicroelectronics N.V.	22,386	270,770

		1,225,515

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

New Zealand 0.4%

Telecommunication Services 0.4%
Telecom Corp. of New Zealand Ltd.	136,001	241,380

Norway 1.3%

Commercial & Professional Supplies 0.3%
Tomra Systems A.S.A.	32,136	209,835

Energy 1.0%
TGS Nopec Geophysical Co., A.S.A.	24,009	566,591

		776,426

Republic of Korea 0.7%

Capital Goods 0.1%
LG Corp.	801	60,994

Materials 0.4%
LG Chem Ltd.	662	249,112

Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd.	112	98,334

		408,440

Singapore 0.6%

Capital Goods 0.3%
SembCorp Industries Ltd.	29,000	117,438
SembCorp Marine Ltd.	17,000	72,042

		189,480

Real Estate 0.3%
Ho Bee Investment Ltd.	138,000	159,475

		348,955

South Africa 0.7%

Materials 0.7%
Mondi Ltd.	26,843	215,086
Nampak Ltd.	65,025	207,357

		422,443

Spain 2.6%

Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	37,730	462,618
Banco Popular Espanol S.A.	43,224	259,966

		722,584

Diversified Financials 0.6%
Criteria Caixacorp S.A.	49,527	341,236

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	7,156	82,733

Utilities 0.7%
Endesa S.A.	13,489	382,175

		1,528,728

Sweden 1.4%

Food & Staples Retailing 0.8%
Axfood AB	12,750	461,595

Materials 0.6%
Svenska Cellulosa AB, B Shares	20,839	363,423

		825,018

Switzerland 3.6%

Food, Beverage & Tobacco 0.1%
Nestle S.A. - Reg’d	810	43,761

Health Care Equipment & Services 0.3%
Alcon, Inc.	1,200	195,432

Materials 0.7%
Clariant AG - Reg’d *	21,688	383,260

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Lonza Group AG - Reg’d	2,649	208,796
Novartis AG - Reg’d	15,450	860,099
Roche Holding AG	2,792	424,769

		1,493,664

Transportation 0.0%
Swissair Group (a)(b)*	30	—

		2,116,117

Thailand 0.9%

Diversified Financials 0.3%
Thanachart Capital PCL	188,900	184,956

Energy 0.2%
PTT PCL	11,400	123,612

Utilities 0.4%
Electricity Generating PCL	61,800	213,365

		521,933

Turkey 0.7%

Automobiles & Components 0.3%
Ford Otomotiv Sanayi A/S	24,503	203,411

Utilities 0.4%
Aygaz A.S.	39,938	216,054

		419,465

United Kingdom 18.6%

Capital Goods 0.8%
IMI plc	34,268	477,678

Commercial & Professional Supplies 2.0%
Aggreko plc	17,323	398,526
Experian plc	27,522	341,597
Michael Page International plc	48,140	413,564

		1,153,687

Consumer Durables & Apparel 0.6%
Persimmon plc	52,308	342,438

Consumer Services 0.2%
Restaurant Group plc	24,234	110,615

Energy 4.8%
AMEC plc	23,372	448,797
BG Group plc	37,145	833,482
BP plc	83,474	655,926

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Royal Dutch Shell plc, B Shares	25,283	880,997

		2,819,202

Food, Beverage & Tobacco 0.7%
Tate & Lyle plc	48,334	426,661

Insurance 0.7%
Lancashire Holdings Ltd.	49,025	436,691

Materials 3.8%
Croda International plc	16,562	394,295
Fresnillo plc	17,549	364,234
Mondi plc	43,161	352,059
Rio Tinto plc	13,270	911,331
Xstrata plc	10,046	222,500

		2,244,419

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
AstraZeneca plc	14,783	720,729

Real Estate 0.1%
Savills plc	7,969	44,724

Retailing 0.2%
WH Smith plc	15,382	114,002

Software & Services 1.1%
Logica plc	175,654	381,747
The Sage Group plc	63,152	298,111

		679,858

Telecommunication Services 2.4%
BT Group plc	174,324	490,770
Vodafone Group plc	334,794	939,633

		1,430,403

		11,001,107

Total Common Stock
(Cost $49,193,090)		56,839,691

Other Investment Companies 5.7% of net assets

United States 5.7%
iShares MSCI EAFE Index Fund	20,000	1,188,800
State Street Institutional Liquid Reserves Fund - Institutional Class	2,156,467	2,156,467

Total Other Investment Companies
(Cost $3,170,269)		3,345,267

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $52,542,648 and the unrealized appreciation and depreciation were $8,496,761 and ($854,451), respectively, with a net unrealized appreciation of $7,642,310.

At 01/31/11, the values of certain foreign securities held by the fund aggregating $52,547,509 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$48,123,701	$—	$48,123,701
Brazil(a)	333,356	—	—	333,356
Canada(a)	1,817,582	—	—	1,817,582
France(a)	262,171	—	—	262,171
Germany(a)	32,535	—	—	32,535
Hong Kong(a)	—	2,986,053	—	2,986,053
Utilities	456,196	430,175	—	886,371
Mexico(a)	206,812	—	—	206,812
Netherlands(a)	—	557,182	—	557,182
Capital Goods	217,935	450,398	—	668,333
Sweden(a)	461,595	—	—	461,595
Switzerland(a)	195,432	—	—	195,432
Thailand(a)	308,568	—	—	308,568
Other Investment Companies(a)	3,345,267	—	—	3,345,267

Total	$7,637,449	$52,547,509	$—	$60,184,958

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46827JAN11

6

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.4%		Common Stock	988,158,045	1,158,061,925
1.1%		Other Investment Company	12,475,859	12,475,859
0.1%		Short-Term Investments	1,239,834	1,239,834

99.6%		Total Investments	1,001,873,738	1,171,777,618
1.3%		Collateral Invested for Securities on Loan	14,864,335	14,864,335
(0	.9)%	Other Assets and Liabilities, Net		(10,341,944)

100.0%		Net Assets		1,176,300,009

	Number	Value
Security	of Shares	($)

Common Stock 98.4% of net assets

Automobiles & Components 1.3%
Autoliv, Inc.	9,600	737,280
BorgWarner, Inc. *	8,350	562,790
Dana Holding Corp. *	15,700	281,344
Exide Technologies *	58,400	561,224
Federal-Mogul Corp. *	11,200	263,872
Ford Motor Co. *	435,474	6,945,810
Harley-Davidson, Inc.	25,660	1,017,419
Johnson Controls, Inc.	54,010	2,073,444
Tenneco, Inc. *	10,860	448,844
The Goodyear Tire & Rubber Co. *	68,990	819,601
Thor Industries, Inc.	4,500	167,220
TRW Automotive Holdings Corp. *	26,850	1,601,871

		15,480,719

Banks 4.1%
Associated Banc-Corp	23,360	326,573
Astoria Financial Corp.	10,855	154,575
BancorpSouth, Inc.	13,245	207,152
Bank of Hawaii Corp.	4,220	197,791
BB&T Corp.	81,075	2,240,913
BOK Financial Corp.	2,120	109,562
CapitalSource, Inc.	82,600	637,672
City National Corp.	4,720	272,769
Comerica, Inc.	23,100	882,420
Commerce Bancshares, Inc.	7,023	288,856
Cullen/Frost Bankers, Inc.	4,100	236,898
East West Bancorp, Inc.	10,100	219,271
Fifth Third Bancorp	122,690	1,824,400
First Citizens BancShares, Inc., Class A	900	181,053
First Horizon National Corp. *	39,666	449,416
First Niagara Financial Group, Inc.	22,600	313,688
FirstMerit Corp.	8,525	156,178
Fulton Financial Corp.	20,580	212,386
Hudson City Bancorp, Inc.	37,490	411,640
Huntington Bancshares, Inc.	129,027	934,155
International Bancshares Corp.	8,700	165,039
KeyCorp	151,590	1,349,151
M&T Bank Corp.	10,586	915,371
Marshall & Ilsley Corp.	127,185	889,023
New York Community Bancorp, Inc.	44,165	809,103
People’s United Financial, Inc.	24,752	319,548
PNC Financial Services Group, Inc.	42,945	2,576,700
Popular, Inc. *	367,580	1,179,932
Regions Financial Corp.	278,825	1,979,658
SunTrust Banks, Inc.	90,560	2,755,741
Susquehanna Bancshares, Inc.	23,000	219,880
SVB Financial Group *	3,800	199,386
Synovus Financial Corp.	195,110	515,090
TCF Financial Corp.	13,665	204,155
Trustmark Corp.	6,700	160,733
U.S. Bancorp	205,500	5,548,500
Valley National Bancorp	14,905	201,665
Washington Federal, Inc.	8,650	149,559
Webster Financial Corp.	13,325	304,876
Wells Fargo & Co.	501,625	16,262,683
Whitney Holding Corp.	21,500	286,165
Wilmington Trust Corp.	43,430	190,223
Zions Bancorp	30,535	720,015

		48,159,564

Capital Goods 9.2%
3M Co.	41,575	3,655,274
A.O. Smith Corp.	5,400	231,174
Acuity Brands, Inc.	5,420	299,184
Aecom Technology Corp. *	10,700	313,189
AerCap Holdings N.V. *	20,700	308,844
AGCO Corp. *	11,940	605,358
Albany International Corp., Class A	17,700	399,135
Alliant Techsystems, Inc. *	3,120	236,371
AMETEK, Inc.	9,765	398,217
Armstrong World Industries, Inc.	5,250	213,203
ArvinMeritor, Inc. *	17,135	374,571
BE Aerospace, Inc. *	5,600	216,664
Briggs & Stratton Corp.	8,935	178,432
Carlisle Cos., Inc.	5,075	191,378
Caterpillar, Inc.	54,645	5,301,111
Cooper Industries plc	10,470	641,392
Crane Co.	4,995	221,828

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cummins, Inc.	12,084	1,279,454
Danaher Corp.	27,500	1,266,650
Deere & Co.	28,686	2,607,557
Donaldson Co., Inc.	4,400	257,840
Dover Corp.	13,675	876,568
Eaton Corp.	15,360	1,658,266
EMCOR Group, Inc. *	14,540	440,271
Emerson Electric Co.	47,750	2,811,520
Esterline Technologies Corp. *	3,700	263,366
Fastenal Co.	6,320	366,939
Flowserve Corp.	2,625	328,099
Fluor Corp.	15,340	1,061,375
Foster Wheeler AG *	8,470	311,781
Gardner Denver, Inc.	5,000	360,700
GATX Corp.	7,035	233,914
General Cable Corp. *	8,400	310,884
General Dynamics Corp.	29,125	2,196,025
General Electric Co.	1,449,525	29,193,433
Goodrich Corp.	7,655	693,696
Granite Construction, Inc.	7,800	201,552
Harsco Corp.	7,535	243,154
Honeywell International, Inc.	64,240	3,598,082
Hubbell, Inc., Class B	4,830	295,789
IDEX Corp.	5,500	218,130
Illinois Tool Works, Inc.	34,970	1,870,545
Ingersoll-Rand plc	30,242	1,427,422
ITT Corp.	12,255	722,065
Jacobs Engineering Group, Inc. *	14,240	731,509
Joy Global, Inc.	4,300	374,874
KBR, Inc.	16,300	523,230
Kennametal, Inc.	5,740	233,044
L-3 Communications Holdings, Inc.	10,235	800,889
Lennox International, Inc.	3,935	193,366
Lincoln Electric Holdings, Inc.	3,100	209,932
Lockheed Martin Corp.	31,835	2,534,066
Masco Corp.	72,050	959,706
Moog, Inc., Class A *	4,900	208,936
MSC Industrial Direct Co., Inc., Class A	4,225	251,092
Navistar International Corp. *	12,700	823,595
Northrop Grumman Corp.	35,995	2,494,453
Oshkosh Corp. *	5,020	190,308
Owens Corning, Inc. *	15,750	527,153
PACCAR, Inc.	36,742	2,075,556
Pall Corp.	5,940	329,135
Parker Hannifin Corp.	12,717	1,137,027
Pentair, Inc.	7,050	254,999
Precision Castparts Corp.	4,316	617,145
Quanta Services, Inc. *	13,000	308,490
Raytheon Co.	28,310	1,415,217
Regal-Beloit Corp.	3,000	200,220
Rockwell Automation, Inc.	9,050	733,141
Rockwell Collins, Inc.	6,230	399,592
Roper Industries, Inc.	4,900	380,681
RSC Holdings, Inc. *	26,000	310,960
Seaboard Corp.	127	254,254
Snap-on, Inc.	6,930	392,446
Spirit AeroSystems Holdings, Inc., Class A *	10,300	243,286
SPX Corp.	5,035	394,643
Terex Corp. *	23,125	749,944
Textron, Inc.	39,720	1,044,239
The Babcock & Wilcox Co. *	5,055	147,859
The Boeing Co.	54,340	3,775,543
The Manitowoc Co., Inc.	14,700	197,421
The Shaw Group, Inc. *	11,240	424,535
The Timken Co.	11,565	543,786
Thomas & Betts Corp. *	5,200	267,228
TransDigm Group, Inc. *	3,400	263,432
Trinity Industries, Inc.	14,225	396,735
Tutor Perini Corp.	8,800	199,848
Tyco International Ltd.	63,365	2,840,653
United Rentals, Inc. *	54,600	1,455,090
United Technologies Corp.	62,315	5,066,209
URS Corp. *	11,493	510,864
USG Corp. *	17,425	282,634
W.W. Grainger, Inc.	4,235	556,775
WESCO International, Inc. *	9,500	532,475

		108,638,617

Commercial & Professional Supplies 0.7%
ABM Industries, Inc.	9,100	233,870
Avery Dennison Corp.	14,450	608,200
Cintas Corp.	11,150	312,869
Corrections Corp. of America *	12,290	304,915
Covanta Holding Corp.	14,015	237,134
Deluxe Corp.	5,245	128,240
Equifax, Inc.	5,830	208,248
HNI Corp.	5,020	152,307
Iron Mountain, Inc.	9,255	225,729
Kelly Services, Inc., Class A *	17,040	335,262
Manpower, Inc.	14,345	926,257
Pitney Bowes, Inc.	23,005	558,561
R.R. Donnelley & Sons Co.	35,940	636,857
Republic Services, Inc.	21,424	660,716
Robert Half International, Inc.	8,610	270,010
Steelcase, Inc., Class A	30,075	307,366
The Brink’s Co.	10,320	278,640
The Dun & Bradstreet Corp.	2,300	195,385
United Stationers, Inc. *	3,925	244,449
Waste Connections, Inc.	7,800	225,966
Waste Management, Inc.	44,455	1,683,511

		8,734,492

Consumer Durables & Apparel 1.3%
Beazer Homes USA, Inc. *	35,935	192,252
Brunswick Corp.	16,670	332,066
Coach, Inc.	10,175	550,366
D.R. Horton, Inc.	54,890	680,087
Eastman Kodak Co. *	84,140	307,952
Fortune Brands, Inc.	18,400	1,134,912
Garmin Ltd. (c)	8,570	264,213
Hanesbrands, Inc. *	11,500	264,730
Harman International Industries, Inc. *	4,220	182,810
Hasbro, Inc.	9,165	404,085
Hovnanian Enterprises, Inc., Class A (c)*	39,470	174,457
Jarden Corp.	8,777	297,540
KB HOME	12,960	192,326
Leggett & Platt, Inc.	16,320	367,690

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lennar Corp., Class A	24,300	470,448
Liz Claiborne, Inc. *	29,245	144,470
M.D.C. Holdings, Inc.	5,035	155,632
Mattel, Inc.	25,435	602,301
Mohawk Industries, Inc. *	10,635	590,774
Newell Rubbermaid, Inc.	41,150	792,138
NIKE, Inc., Class B	17,628	1,453,958
NVR, Inc. *	503	384,795
Phillips-Van Heusen Corp.	4,000	233,480
Polaris Industries, Inc.	2,900	223,068
Polo Ralph Lauren Corp.	4,720	505,890
PulteGroup, Inc. *	34,552	272,615
Quiksilver, Inc. *	42,150	188,411
Stanley Black & Decker, Inc.	13,903	1,010,470
The Jones Group, Inc.	11,075	140,542
Toll Brothers, Inc. *	15,795	319,691
Tupperware Brands Corp.	3,700	169,275
VF Corp.	9,345	773,018
Whirlpool Corp.	10,755	919,553

		14,696,015

Consumer Services 1.4%
Apollo Group, Inc., Class A *	5,125	211,509
Boyd Gaming Corp. *	26,725	289,699
Brinker International, Inc.	11,955	281,301
Career Education Corp. *	8,135	182,549
Carnival Corp.	50,345	2,250,925
Darden Restaurants, Inc.	9,445	444,954
Domino’s Pizza, Inc. *	10,300	168,920
Education Management Corp. (c)*	14,400	264,816
H&R Block, Inc.	23,965	300,042
Hyatt Hotels Corp., Class A *	8,600	417,874
International Game Technology	26,455	454,232
Jack in the Box, Inc. *	7,440	163,234
Las Vegas Sands Corp. *	9,970	463,505
Marriott International, Inc., Class A	22,489	888,091
McDonald’s Corp.	49,180	3,623,091
MGM Resorts International *	60,715	900,403
Penn National Gaming, Inc. *	11,140	398,032
Regis Corp.	6,675	111,873
Royal Caribbean Cruises Ltd. *	18,705	839,854
Service Corp. International	22,000	190,740
Starbucks Corp.	30,990	977,115
Starwood Hotels & Resorts Worldwide, Inc.	14,170	835,605
Wendy’s/Arby’s Group, Inc., Class A	37,900	183,057
Wyndham Worldwide Corp.	14,440	406,197
Wynn Resorts Ltd.	2,500	290,825
Yum! Brands, Inc.	23,930	1,118,967

		16,657,410

Diversified Financials 8.3%
Affiliated Managers Group, Inc. *	3,300	336,039
American Express Co.	85,125	3,692,723
Ameriprise Financial, Inc.	18,000	1,109,700
Bank of America Corp.	1,411,860	19,384,838
Bank of New York Mellon Corp.	93,752	2,927,875
BlackRock, Inc.	4,000	792,080
Capital One Financial Corp.	75,710	3,646,194
Citigroup, Inc. *	4,152,235	20,013,773
CME Group, Inc.	4,020	1,240,411
Discover Financial Services	66,422	1,367,629
E*TRADE Financial Corp. *	22,897	379,174
Eaton Vance Corp.	7,700	233,310
Federated Investors, Inc., Class B	13,530	366,392
Fortress Investment Group L.L.C., Class A *	89,000	485,050
Franklin Resources, Inc.	7,740	933,831
Interactive Brokers Group, Inc., Class A	14,500	234,465
IntercontinentalExchange, Inc. *	2,000	240,980
Invesco Ltd.	30,200	747,148
Janus Capital Group, Inc.	15,865	204,817
Jefferies Group, Inc.	7,300	182,573
JPMorgan Chase & Co.	402,142	18,072,261
Legg Mason, Inc.	19,620	650,011
Leucadia National Corp.	8,100	263,412
MF Global Holdings Ltd. *	42,800	354,384
Moody’s Corp.	6,470	190,024
Morgan Stanley	196,435	5,775,189
MSCI, Inc., Class A *	6,300	215,649
Northern Trust Corp.	14,760	767,225
NYSE Euronext	23,020	732,266
PHH Corp. *	19,290	460,838
Raymond James Financial, Inc.	11,135	403,310
SEI Investments Co.	9,800	226,870
SLM Corp. *	63,335	912,657
State Street Corp.	34,336	1,604,178
T. Rowe Price Group, Inc.	8,845	583,062
TD Ameritrade Holding Corp.	22,670	462,921
The Charles Schwab Corp. (b)	58,115	1,048,976
The Goldman Sachs Group, Inc.	35,011	5,728,500
The NASDAQ OMX Group, Inc. *	22,330	546,638
The Student Loan Corp.	9,008	22,520

		97,539,893

Energy 13.1%
Alon USA Energy, Inc. (c)	24,200	189,002
Alpha Natural Resources, Inc. *	7,036	378,044
Anadarko Petroleum Corp.	27,815	2,143,980
Apache Corp.	18,020	2,150,867
Arch Coal, Inc.	13,300	455,525
Baker Hughes, Inc.	30,649	2,099,763
Cabot Oil & Gas Corp.	4,400	183,172
Cameron International Corp. *	11,580	617,214
Chesapeake Energy Corp.	54,420	1,607,023
Chevron Corp.	243,305	23,096,944
Cimarex Energy Co.	4,245	442,032
Complete Production Services, Inc. *	16,000	447,040
ConocoPhillips	262,910	18,787,549
CONSOL Energy, Inc.	8,535	424,190
Crosstex Energy, Inc.	19,700	166,662
Denbury Resources, Inc. *	18,500	376,475
Devon Energy Corp.	28,270	2,507,266
Diamond Offshore Drilling, Inc.	5,620	403,010
Dresser-Rand Group, Inc. *	5,500	252,615
El Paso Corp.	66,320	1,053,162

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EOG Resources, Inc.	9,850	1,047,941
EQT Corp.	7,180	346,004
EXCO Resources, Inc.	9,200	184,736
Exterran Holdings, Inc. *	9,100	225,771
Exxon Mobil Corp.	473,184	38,176,485
FMC Technologies, Inc. *	4,040	379,760
Forest Oil Corp. *	8,050	312,340
Frontier Oil Corp. *	13,830	287,664
General Maritime Corp.	34,384	105,215
Halliburton Co.	53,265	2,396,925
Helix Energy Solutions Group, Inc. *	16,100	199,640
Helmerich & Payne, Inc.	5,895	346,213
Hess Corp.	36,350	3,057,762
Holly Corp.	5,400	264,978
Key Energy Services, Inc. *	18,600	247,566
Linn Energy L.L.C.	12,200	482,998
Marathon Oil Corp.	130,990	5,986,243
Massey Energy Co.	4,440	279,098
McDermott International, Inc. *	10,110	210,086
Murphy Oil Corp.	20,175	1,337,602
Nabors Industries Ltd. *	35,600	868,640
National Oilwell Varco, Inc.	34,223	2,529,080
Newfield Exploration Co. *	9,200	673,164
Noble Corp.	13,520	517,140
Noble Energy, Inc.	7,235	659,109
Occidental Petroleum Corp.	42,770	4,135,004
Oceaneering International, Inc. *	2,800	216,244
Oil States International, Inc. *	4,700	318,472
Overseas Shipholding Group, Inc. (c)	4,520	150,245
Patterson-UTI Energy, Inc.	19,100	445,794
Peabody Energy Corp.	10,245	649,738
Penn Virginia Corp.	17,200	298,936
Petrohawk Energy Corp. *	12,100	242,605
Pioneer Natural Resources Co.	7,050	670,878
Plains Exploration & Production Co. *	9,100	322,140
Pride International, Inc. *	21,565	700,862
QEP Resources, Inc.	12,650	514,096
Range Resources Corp.	4,400	219,428
Rowan Cos., Inc. *	15,000	514,200
Schlumberger Ltd.	72,400	6,442,876
SEACOR Holdings, Inc.	2,300	243,087
Ship Finance International Ltd.	6,918	138,429
SM Energy Co.	4,800	298,368
Southern Union Co.	13,380	357,514
Southwestern Energy Co. *	6,040	238,580
Spectra Energy Corp.	47,360	1,242,253
Sunoco, Inc.	56,290	2,389,510
Superior Energy Services, Inc. *	7,300	256,376
Teekay Corp.	11,240	380,586
Tesoro Corp. *	67,160	1,292,830
The Williams Cos., Inc.	53,975	1,456,785
Tidewater, Inc.	4,820	286,742
Transocean Ltd. *	20,100	1,606,593
Ultra Petroleum Corp. *	3,700	176,601
Unit Corp. *	4,710	241,152
Valero Energy Corp.	226,425	5,742,138
Weatherford International Ltd. *	58,490	1,387,383
Western Refining, Inc. *	34,850	424,473
Whiting Petroleum Corp. *	3,000	378,840
World Fuel Services Corp.	13,800	518,052

		153,801,505

Food & Staples Retailing 2.8%
BJ’s Wholesale Club, Inc. *	9,870	433,688
Casey’s General Stores, Inc.	3,312	140,727
Costco Wholesale Corp.	41,715	2,996,805
CVS Caremark Corp.	125,735	4,300,137
Nash Finch Co.	2,830	106,606
Rite Aid Corp. *	311,300	398,464
Ruddick Corp.	7,535	253,929
Safeway, Inc.	64,140	1,327,057
SUPERVALU, Inc.	81,920	597,197
Sysco Corp.	61,740	1,799,104
The Kroger Co.	110,020	2,354,428
The Pantry, Inc. *	12,220	203,707
United Natural Foods, Inc. *	6,200	229,400
Wal-Mart Stores, Inc.	237,925	13,340,455
Walgreen Co.	75,570	3,056,051
Weis Markets, Inc.	4,000	158,120
Whole Foods Market, Inc.	12,050	623,105
Winn-Dixie Stores, Inc. *	19,800	126,324

		32,445,304

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	435,480	10,238,135
Archer-Daniels-Midland Co.	87,805	2,868,589
Brown-Forman Corp., Class B	6,300	418,005
Bunge Ltd.	27,775	1,890,644
Campbell Soup Co.	15,230	519,952
Chiquita Brands International, Inc. *	9,900	152,658
Coca-Cola Enterprises, Inc.	27,595	694,290
ConAgra Foods, Inc.	43,405	969,234
Constellation Brands, Inc., Class A *	25,705	494,050
Corn Products International, Inc.	7,200	332,136
Dean Foods Co. *	52,790	535,819
Del Monte Foods Co.	18,930	358,913
Dole Food Co., Inc. (c)*	14,800	206,904
Dr Pepper Snapple Group, Inc.	10,900	386,187
Flowers Foods, Inc.	7,100	179,133
Fresh Del Monte Produce, Inc.	7,940	210,013
General Mills, Inc.	37,410	1,301,120
H.J. Heinz Co.	23,175	1,100,813
Hormel Foods Corp.	7,260	358,644
Kellogg Co.	15,680	788,704
Kraft Foods, Inc., Class A	152,992	4,676,965
Lorillard, Inc.	11,918	896,710
McCormick & Co., Inc. - Non Voting Shares	7,040	311,168
Molson Coors Brewing Co., Class B	16,680	781,792
PepsiCo, Inc.	80,508	5,177,469
Philip Morris International, Inc.	71,420	4,088,081
Ralcorp Holdings, Inc. *	4,500	275,400
Reynolds American, Inc.	50,750	1,614,357
Sara Lee Corp.	72,150	1,224,386
Smithfield Foods, Inc. *	34,506	687,014
The Coca-Cola Co.	131,365	8,256,290

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Hershey Co.	14,550	679,340
The JM Smucker Co.	7,525	467,754
Tyson Foods, Inc., Class A	57,980	953,771
Universal Corp.	3,220	122,006

		54,216,446

Health Care Equipment & Services 3.9%
Aetna, Inc.	40,260	1,326,164
Alcon, Inc.	1,995	324,906
Alere, Inc. *	7,100	278,107
AMERIGROUP Corp. *	6,600	345,642
AmerisourceBergen Corp.	67,240	2,411,227
Baxter International, Inc.	22,060	1,069,689
Beckman Coulter, Inc.	3,820	275,078
Becton, Dickinson & Co.	10,855	900,422
Boston Scientific Corp. *	167,665	1,170,302
Brookdale Senior Living, Inc. *	10,100	220,685
C.R. Bard, Inc.	3,700	349,095
Cardinal Health, Inc.	86,520	3,591,445
CareFusion Corp. *	18,110	465,970
Centene Corp. *	9,300	257,796
Cerner Corp. *	2,205	217,964
CIGNA Corp.	25,509	1,071,888
Community Health Systems, Inc. *	12,750	447,780
Coventry Health Care, Inc. *	29,750	891,608
Covidien plc	21,470	1,019,181
DaVita, Inc. *	7,280	537,628
DENTSPLY International, Inc.	9,135	324,110
Edwards Lifesciences Corp. *	3,600	303,444
Emergency Medical Services Corp., Class A *	4,400	297,000
Express Scripts, Inc. *	17,040	959,863
Health Management Associates, Inc., Class A *	24,095	219,265
Health Net, Inc. *	26,070	743,777
Healthspring, Inc. *	9,600	291,744
Henry Schein, Inc. *	6,430	422,194
Hill-Rom Holdings, Inc.	6,000	242,820
Hologic, Inc. *	15,000	298,800
Humana, Inc. *	29,140	1,689,246
Intuitive Surgical, Inc. *	500	161,455
Kindred Healthcare, Inc. *	15,600	291,876
Kinetic Concepts, Inc. *	4,600	212,198
Laboratory Corp. of America Holdings *	6,830	614,085
LifePoint Hospitals, Inc. *	6,130	215,776
Lincare Holdings, Inc.	7,402	200,224
Magellan Health Services, Inc. *	3,500	169,435
McKesson Corp.	48,700	3,660,779
Medco Health Solutions, Inc. *	30,410	1,855,618
MEDNAX, Inc. *	3,200	211,680
Medtronic, Inc.	51,165	1,960,643
Omnicare, Inc.	11,710	303,523
Owens & Minor, Inc.	7,702	227,440
Patterson Cos., Inc.	7,875	260,348
Quest Diagnostics, Inc.	9,955	566,937
St. Jude Medical, Inc. *	13,860	561,330
Stryker Corp.	9,745	560,922
Teleflex, Inc.	3,120	178,838
Tenet Healthcare Corp. *	78,575	522,524
UnitedHealth Group, Inc.	107,975	4,432,374
Universal American Financial Corp.	6,000	121,140
Universal Health Services, Inc., Class B	10,450	439,945
Varian Medical Systems, Inc. *	3,520	237,846
WellCare Health Plans, Inc. *	5,900	176,410
WellPoint, Inc. *	62,070	3,855,789
Zimmer Holdings, Inc. *	13,040	771,446

		45,735,421

Household & Personal Products 1.4%
Alberto-Culver Co.	19,470	725,257
Avon Products, Inc.	25,125	711,289
Church & Dwight Co., Inc.	3,700	254,597
Colgate-Palmolive Co.	18,630	1,430,225
Energizer Holdings, Inc. *	5,720	416,073
Kimberly-Clark Corp.	31,520	2,040,290
The Clorox Co.	8,610	541,483
The Estee Lauder Cos., Inc., Class A	7,460	600,530
The Procter & Gamble Co.	163,495	10,321,439

		17,041,183

Insurance 6.0%
ACE Ltd.	37,700	2,321,943
Aflac, Inc.	25,340	1,459,077
Alleghany Corp. *	808	249,494
Allied World Assurance Co. Holdings Ltd.	5,340	322,162
American Financial Group, Inc.	5,340	173,710
American International Group, Inc. (c)*	290,180	11,708,763
American National Insurance Co.	1,100	91,718
Aon Corp.	22,136	1,012,501
Arch Capital Group Ltd. *	4,225	372,856
Arthur J. Gallagher & Co.	10,740	318,763
Aspen Insurance Holdings Ltd.	8,825	265,191
Assurant, Inc.	20,755	814,219
Axis Capital Holdings Ltd.	14,550	517,689
Berkshire Hathaway, Inc., Class A *	52	6,366,100
Berkshire Hathaway, Inc., Class B *	38,311	3,131,924
Brown & Brown, Inc.	10,100	250,076
Cincinnati Financial Corp.	25,080	803,563
CNA Financial Corp. *	5,500	147,785
CNO Financial Group, Inc. *	78,800	498,804
Delphi Financial Group, Inc., Class A	7,300	210,094
Endurance Specialty Holdings Ltd.	4,330	201,302
Erie Indemnity Co., Class A	5,125	340,403
Everest Re Group Ltd.	5,125	431,935
Fidelity National Financial, Inc., Class A	70,325	945,871
First American Financial Corp.	11,760	182,398
Genworth Financial, Inc., Class A *	68,100	924,117
Hanover Insurance Group, Inc.	4,030	190,619

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HCC Insurance Holdings, Inc.	10,235	309,916
Lincoln National Corp.	47,780	1,377,975
Loews Corp.	40,482	1,621,304
Markel Corp. *	613	246,733
Marsh & McLennan Cos., Inc.	46,450	1,295,026
MBIA, Inc. *	33,210	355,347
Mercury General Corp.	2,430	103,154
MetLife, Inc.	109,805	5,025,775
Montpelier Re Holdings Ltd.	8,180	162,373
Old Republic International Corp.	43,060	526,624
PartnerRe Ltd.	8,030	657,496
Platinum Underwriters Holdings Ltd.	3,600	159,120
Principal Financial Group, Inc.	30,685	1,005,547
ProAssurance Corp. *	3,100	181,877
Protective Life Corp.	16,365	451,183
Prudential Financial, Inc.	48,840	3,004,148
Reinsurance Group of America, Inc.	8,300	477,748
RenaissanceRe Holdings Ltd.	5,325	349,427
Selective Insurance Group, Inc.	10,800	192,024
StanCorp Financial Group, Inc.	4,225	188,477
The Allstate Corp.	92,055	2,866,593
The Chubb Corp.	31,575	1,829,140
The Hartford Financial Services Group, Inc.	109,510	3,042,188
The Phoenix Cos., Inc. *	66,680	170,701
The Progressive Corp.	64,645	1,280,617
The Travelers Cos., Inc.	73,695	4,146,081
Torchmark Corp.	10,540	656,642
Transatlantic Holdings, Inc.	6,225	320,276
Unitrin, Inc.	10,050	270,446
Unum Group	39,025	973,283
W. R. Berkley Corp.	15,460	436,745
Wesco Financial Corp.	457	171,736
White Mountains Insurance Group Ltd.	1,029	349,860
Willis Group Holdings plc	13,345	501,505
XL Group plc	45,385	1,040,224

		70,000,388

Materials 3.9%
Air Products & Chemicals, Inc.	15,175	1,324,019
Airgas, Inc.	2,700	169,209
AK Steel Holding Corp.	10,145	161,306
Albemarle Corp.	3,700	207,792
Alcoa, Inc.	160,505	2,659,568
Allegheny Technologies, Inc.	7,711	502,680
AptarGroup, Inc.	4,400	211,464
Ashland, Inc.	12,235	710,364
Ball Corp.	7,040	500,755
Bemis Co., Inc.	10,555	343,565
Cabot Corp.	7,530	325,672
Celanese Corp., Series A	11,600	481,284
Century Aluminum Co. *	16,300	242,381
CF Industries Holdings, Inc.	2,771	374,196
Cliffs Natural Resources, Inc.	4,000	341,840
Commercial Metals Co.	23,445	392,000
Crown Holdings, Inc. *	17,420	581,131
Cytec Industries, Inc.	3,920	213,797
Domtar Corp.	6,491	570,754
E.I. du Pont de Nemours & Co.	85,845	4,350,625
Eastman Chemical Co.	7,860	729,880
Ecolab, Inc.	10,060	499,881
FMC Corp.	5,340	406,160
Freeport-McMoRan Copper & Gold, Inc.	27,285	2,967,244
Graphic Packaging Holding Co. *	81,495	387,101
Greif, Inc., Class A	4,612	290,787
Huntsman Corp.	26,015	452,921
International Flavors & Fragrances, Inc.	5,435	310,067
International Paper Co.	72,295	2,087,880
Louisiana-Pacific Corp. *	21,185	212,697
Martin Marietta Materials, Inc.	3,110	259,685
MeadWestvaco Corp.	23,640	676,813
Monsanto Co.	18,395	1,349,825
Nalco Holding Co.	8,370	254,950
Newmont Mining Corp.	19,510	1,074,416
Nucor Corp.	37,980	1,743,662
Olin Corp.	8,955	174,354
Owens-Illinois, Inc. *	17,845	526,249
Packaging Corp. of America	5,445	153,821
PPG Industries, Inc.	15,700	1,323,196
Praxair, Inc.	15,085	1,403,508
Reliance Steel & Aluminum Co.	8,620	450,740
Rock-Tenn Co., Class A	3,300	220,275
Rockwood Holdings, Inc. *	8,100	328,779
RPM International, Inc.	11,065	259,253
Sealed Air Corp.	16,275	434,380
Sigma-Aldrich Corp.	4,530	288,335
Silgan Holdings, Inc.	7,240	270,269
Sonoco Products Co.	11,455	407,225
Southern Copper Corp.	19,565	876,903
Steel Dynamics, Inc.	20,050	364,910
Temple-Inland, Inc.	24,545	588,835
The Dow Chemical Co.	144,900	5,141,052
The Lubrizol Corp.	4,535	487,331
The Mosaic Co.	5,110	414,114
The Scotts Miracle-Gro Co., Class A	5,820	300,719
The Sherwin-Williams Co.	8,445	715,545
The Valspar Corp.	15,750	588,577
United States Steel Corp.	17,095	985,869
Vulcan Materials Co.	12,323	524,467
W.R. Grace & Co. *	6,100	216,489
Westlake Chemical Corp.	7,900	305,888
Worthington Industries, Inc.	11,065	210,235

		46,329,689

Media 3.6%
Cablevision Systems Corp., Class A	14,665	496,410
CBS Corp., Class B - Non Voting Shares	124,590	2,470,620
Central European Media Enterprises, Ltd., Class A (c)*	6,300	114,660
Clear Channel Outdoor Holdings, Inc., Class A *	43,570	605,187
Comcast Corp., Class A	222,640	5,065,060
Comcast Corp., Special Class A	75,620	1,621,293
DIRECTV, Class A *	35,740	1,515,019

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Discovery Communications, Inc., Class A *	10,167	396,513
Discovery Communications, Inc., Class C *	9,807	333,046
DISH Network Corp., Class A *	29,770	628,445
DreamWorks Animation SKG, Inc., Class A *	5,800	162,806
Gannett Co., Inc.	54,830	808,194
Lamar Advertising Co., Class A *	7,820	288,089
Liberty Global, Inc., Series A *	16,810	681,814
Liberty Global, Inc., Series C *	16,670	637,961
Live Nation Entertainment, Inc. *	13,114	136,386
Meredith Corp.	3,300	111,210
News Corp., Class A	136,120	2,044,522
News Corp., Class B	41,290	684,588
Omnicom Group, Inc.	23,604	1,059,348
Regal Entertainment Group, Class A	35,585	432,714
Scripps Networks Interactive, Class A	3,245	150,892
The E.W. Scripps Co., Class A *	29,315	266,180
The Interpublic Group of Cos., Inc. *	57,105	610,452
The McGraw-Hill Cos., Inc.	23,480	915,250
The New York Times Co., Class A *	24,000	242,640
The Walt Disney Co.	125,250	4,868,467
The Washington Post Co., Class B (c)	228	97,664
Time Warner Cable, Inc.	83,809	5,684,764
Time Warner, Inc.	204,788	6,440,583
Viacom Inc., Class B	50,100	2,081,655
Virgin Media, Inc.	41,210	1,036,844
Warner Music Group Corp. *	22,210	116,158

		42,805,434

Pharmaceuticals, Biotechnology & Life Sciences 4.6%
Abbott Laboratories	75,145	3,393,548
Agilent Technologies, Inc. *	13,405	560,731
Allergan, Inc.	7,530	531,693
Amgen, Inc. *	53,455	2,944,301
Bio-Rad Laboratories, Inc., Class A *	1,800	195,984
Biogen Idec, Inc. *	13,150	860,930
Bristol-Myers Squibb Co.	162,650	4,095,527
Celgene Corp. *	4,600	237,038
Cephalon, Inc. *	3,835	226,572
Charles River Laboratories International, Inc. *	3,420	131,157
Covance, Inc. *	4,420	249,200
Eli Lilly & Co.	105,855	3,680,578
Endo Pharmaceuticals Holdings, Inc. *	10,500	348,810
Forest Laboratories, Inc. *	15,355	495,352
Furiex Pharmaceuticals, Inc. *	4,675	78,073
Genzyme Corp. *	11,350	832,522
Gilead Sciences, Inc. *	17,660	677,791
Hospira, Inc. *	6,650	367,280
Johnson & Johnson	153,495	9,174,396
Life Technologies Corp. *	6,519	353,917
Merck & Co., Inc.	169,557	5,624,206
Mettler-Toledo International, Inc. *	1,500	223,785
Mylan, Inc. *	12,975	300,501
PerkinElmer, Inc.	7,600	194,408
Pfizer, Inc.	862,899	15,722,020
Pharmaceutical Product Development, Inc.	8,100	236,034
Thermo Fisher Scientific, Inc. *	27,045	1,548,867
Warner Chilcott plc, Class A	5,700	136,743
Waters Corp. *	2,700	206,253
Watson Pharmaceuticals, Inc. *	6,365	347,020

		53,975,237

Real Estate 2.4%
Alexandria Real Estate Equities, Inc.	3,864	297,683
AMB Property Corp.	12,740	427,427
Annaly Capital Management, Inc.	77,285	1,377,992
Apartment Investment & Management Co., Class A	27,454	701,724
AvalonBay Communities, Inc.	5,599	649,092
BioMed Realty Trust, Inc.	10,700	190,995
Boston Properties, Inc.	11,290	1,065,437
Brandywine Realty Trust	20,525	238,090
BRE Properties, Inc.	5,520	246,468
Camden Property Trust	6,020	333,689
CB Richard Ellis Group, Inc., Class A *	23,130	513,255
CBL & Associates Properties, Inc.	24,936	425,408
Colonial Properties Trust	18,125	347,819
CommonWealth REIT	14,262	380,368
Corporate Office Properties Trust	4,400	160,820
Developers Diversified Realty Corp.	38,752	527,027
Douglas Emmett, Inc.	16,100	296,723
Duke Realty Corp.	39,875	546,287
Equity Residential	23,745	1,286,742
Essex Property Trust, Inc.	1,900	220,400
Federal Realty Investment Trust	2,970	238,877
First Industrial Realty Trust, Inc. *	28,830	294,643
HCP, Inc.	24,665	914,825
Health Care REIT, Inc.	7,330	359,756
Highwoods Properties, Inc.	5,435	178,105
Home Properties, Inc.	5,600	311,808
Hospitality Properties Trust	21,255	528,612
Host Hotels & Resorts, Inc.	62,478	1,156,468
iStar Financial, Inc. *	73,670	584,203
Jones Lang LaSalle, Inc.	2,500	221,600
Kimco Realty Corp.	34,760	628,808
Lexington Realty Trust	27,500	232,925
Liberty Property Trust	14,350	498,950
Mack-Cali Realty Corp.	8,350	292,417
MFA Financial, Inc.	25,600	209,152
National Retail Properties, Inc.	7,800	193,830
Nationwide Health Properties, Inc.	5,535	207,839
Pennsylvania Real Estate Investment Trust	17,300	236,318
Plum Creek Timber Co., Inc.	12,795	535,727
ProLogis	89,560	1,336,235
Public Storage	5,630	613,557

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rayonier, Inc.	9,135	540,883
Realty Income Corp.	8,140	284,574
Redwood Trust, Inc.	11,525	172,529
Regency Centers Corp.	5,220	225,034
Senior Housing Properties Trust	10,640	238,549
Simon Property Group, Inc.	14,476	1,468,590
SL Green Realty Corp.	6,307	458,897
The Macerich Co.	10,902	530,491
UDR, Inc.	18,187	427,031
Ventas, Inc.	6,325	350,785
Vornado Realty Trust	13,228	1,165,255
Weingarten Realty Investors	15,735	385,822
Weyerhaeuser Co.	73,057	1,693,461

		27,950,002

Retailing 3.4%
Aaron’s, Inc.	8,250	158,318
Abercrombie & Fitch Co., Class A	7,810	393,702
Advance Auto Parts, Inc.	6,245	399,305
Amazon.com, Inc. *	6,150	1,043,286
American Eagle Outfitters, Inc.	14,035	202,946
AnnTaylor Stores Corp. *	10,930	241,772
Asbury Automotive Group, Inc. *	16,945	311,957
AutoNation, Inc. (c)*	33,715	967,958
AutoZone, Inc. *	1,723	436,832
Barnes & Noble, Inc. (c)	17,040	268,380
Bed Bath & Beyond, Inc. *	13,165	631,920
Best Buy Co., Inc.	45,050	1,531,700
Big Lots, Inc. *	6,565	208,701
Cabela’s, Inc. *	10,300	256,470
CarMax, Inc. *	17,540	572,681
Charming Shoppes, Inc. *	26,890	83,628
Chico’s FAS, Inc.	8,400	91,728
Collective Brands, Inc. *	6,340	129,082
Core-Mark Holding Co., Inc. *	5,100	172,584
Dick’s Sporting Goods, Inc. *	7,900	285,111
Dillard’s, Inc., Class A	18,975	753,687
Dollar Tree, Inc. *	7,217	365,036
Expedia, Inc.	15,930	400,799
Family Dollar Stores, Inc.	12,475	529,938
Foot Locker, Inc.	23,995	428,551
GameStop Corp., Class A *	19,590	412,761
Genuine Parts Co.	17,100	884,925
Group 1 Automotive, Inc.	7,335	277,556
J.C. Penney Co., Inc.	38,200	1,225,074
Kohl’s Corp. *	23,295	1,182,920
Liberty Media Corp. - Interactive, Class A *	55,120	873,101
Limited Brands, Inc.	36,420	1,064,921
Lowe’s Cos., Inc.	118,755	2,945,124
Macy’s, Inc.	72,620	1,681,153
Nordstrom, Inc.	13,455	554,077
O’Reilly Automotive, Inc. *	7,830	444,979
Office Depot, Inc. *	92,050	483,262
OfficeMax, Inc. *	22,455	360,852
Penske Automotive Group, Inc. *	14,395	243,275
PetSmart, Inc.	7,140	287,314
RadioShack Corp.	14,380	217,857
Rent-A-Center, Inc.	15,370	457,104
Ross Stores, Inc.	5,345	348,494
Saks, Inc. *	57,435	673,138
Sears Holdings Corp. (c)*	12,021	906,023
Signet Jewelers Ltd. *	8,000	339,840
Sonic Automotive, Inc., Class A	20,860	259,707
Staples, Inc.	42,150	940,366
Target Corp.	60,595	3,322,424
The Gap, Inc.	34,675	668,187
The Home Depot, Inc.	165,896	6,099,996
The TJX Cos., Inc.	19,630	930,266
Tiffany & Co.	5,535	321,750
Tractor Supply Co.	6,000	307,860
Urban Outfitters, Inc. *	4,900	165,718
Williams-Sonoma, Inc.	12,545	403,949

		40,150,045

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. *	42,230	330,661
Altera Corp.	5,750	216,028
Amkor Technology, Inc. *	30,580	248,921
Analog Devices, Inc.	14,865	577,208
Applied Materials, Inc.	80,025	1,255,592
Broadcom Corp., Class A	13,345	601,726
Fairchild Semiconductor International, Inc. *	13,760	244,928
First Solar, Inc. (c)*	1,600	247,328
Intel Corp.	387,810	8,322,403
KLA-Tencor Corp.	9,780	431,102
Lam Research Corp. *	6,400	319,296
Linear Technology Corp.	9,955	346,334
LSI Corp. *	41,040	254,038
Marvell Technology Group Ltd. *	16,130	306,631
Maxim Integrated Products, Inc.	21,100	544,802
MEMC Electronic Materials, Inc. *	32,700	362,643
Microchip Technology, Inc.	10,780	393,147
Micron Technology, Inc. *	83,075	875,610
National Semiconductor Corp.	14,550	220,578
Novellus Systems, Inc. *	8,200	295,774
NVIDIA Corp. *	19,037	455,365
ON Semiconductor Corp. *	22,200	245,310
Texas Instruments, Inc.	78,270	2,654,136
Xilinx, Inc.	12,660	407,652

		20,157,213

Software & Services 4.8%
Accenture plc, Class A	31,995	1,646,783
Activision Blizzard, Inc.	33,300	375,957
Adobe Systems, Inc. *	13,440	444,192
Akamai Technologies, Inc. *	5,700	275,424
Alliance Data Systems Corp. *	3,580	253,249
Amdocs Ltd. *	12,900	375,906
AOL, Inc. *	29,380	691,018
Autodesk, Inc. *	7,000	284,760
Automatic Data Processing, Inc.	27,480	1,316,292
BMC Software, Inc. *	7,540	359,658
Broadridge Financial Solutions, Inc.	13,487	308,717
CA, Inc.	16,905	402,339
CACI International, Inc., Class A *	5,400	299,646

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Check Point Software Technologies Ltd. *	5,400	240,570
Citrix Systems, Inc. *	4,970	314,005
Cognizant Technology Solutions Corp., Class A *	5,700	415,815
Computer Sciences Corp.	24,745	1,318,661
Convergys Corp. *	15,365	218,798
CoreLogic, Inc.	16,960	340,048
DST Systems, Inc.	6,500	309,140
eBay, Inc. *	73,775	2,239,809
Electronic Arts, Inc. *	20,650	321,933
Fidelity National Information Services, Inc.	24,423	743,192
Fiserv, Inc. *	9,650	596,080
Google, Inc., Class A *	5,838	3,504,902
IAC/InterActiveCorp *	11,962	338,405
International Business Machines Corp.	60,495	9,800,190
Intuit, Inc. *	13,855	650,215
MasterCard, Inc., Class A	2,868	678,311
McAfee, Inc. *	6,935	332,186
Microsoft Corp.	583,915	16,189,043
Monster Worldwide, Inc. *	10,600	176,490
Nuance Communications, Inc. *	10,600	215,498
Oracle Corp.	113,860	3,646,936
Paychex, Inc.	17,060	545,920
SAIC, Inc. *	21,800	361,226
Symantec Corp. *	46,245	814,374
Synopsys, Inc. *	9,900	268,587
Teradata Corp. *	7,400	318,126
Total System Services, Inc.	23,270	405,131
Unisys Corp. *	4,500	127,485
VeriSign, Inc.	8,960	301,504
Visa, Inc., Class A	18,300	1,278,255
VMware, Inc., Class A *	4,000	342,080
Western Union Co.	28,510	578,183
Yahoo!, Inc. *	70,705	1,139,765

		56,104,804

Technology Hardware & Equipment 3.9%
Amphenol Corp., Class A	6,000	332,040
Anixter International, Inc.	5,920	374,558
Apple, Inc. *	19,330	6,559,056
Arrow Electronics, Inc. *	25,095	948,591
Avnet, Inc. *	27,180	968,152
AVX Corp.	11,880	186,278
Benchmark Electronics, Inc. *	5,140	97,609
Brightpoint, Inc. *	23,000	208,725
Brocade Communications Systems, Inc. *	25,300	142,692
Cisco Systems, Inc. *	203,565	4,305,400
Corning, Inc.	64,760	1,438,320
Dell, Inc. *	221,610	2,916,388
Diebold, Inc.	9,030	276,860
Dolby Laboratories, Inc., Class A *	2,000	119,400
EchoStar Corp., Class A *	9,300	253,425
EMC Corp. *	104,910	2,611,210
Flextronics International Ltd. *	135,300	1,081,047
FLIR Systems, Inc. *	4,200	130,368
Harris Corp.	7,525	350,213
Hewlett-Packard Co.	128,975	5,892,868
Ingram Micro, Inc., Class A *	49,755	982,164
Insight Enterprises, Inc. *	12,600	175,392
Jabil Circuit, Inc.	28,395	573,863
Juniper Networks, Inc. *	18,170	674,470
Lexmark International, Inc., Class A *	8,345	290,740
Molex, Inc.	8,930	233,519
Molex, Inc., Class A	12,630	274,829
Motorola Mobility Holdings, Inc. *	38,015	1,059,478
Motorola Solutions, Inc. *	42,945	1,664,978
NCR Corp. *	20,545	336,938
NetApp, Inc. *	10,330	565,361
QUALCOMM, Inc.	65,985	3,571,768
SanDisk Corp. *	12,765	579,148
Sanmina-SCI Corp. *	21,182	318,365
Seagate Technology *	28,935	405,090
SYNNEX Corp. *	8,920	297,839
Tech Data Corp. *	19,340	907,239
Tellabs, Inc.	22,760	120,628
Trimble Navigation Ltd. *	4,300	198,144
Tyco Electronics Ltd.	39,315	1,424,382
Vishay Intertechnology, Inc. *	23,640	390,060
Vishay Precision Group, Inc. *	15,324	284,260
Western Digital Corp. *	13,000	442,260
Xerox Corp.	114,126	1,212,018

		46,176,133

Telecommunication Services 4.6%
American Tower Corp., Class A *	7,565	384,756
AT&T, Inc.	855,285	23,537,443
CenturyLink, Inc.	11,050	477,802
Crown Castle International Corp. *	10,580	446,159
Frontier Communications Corp.	95,598	876,634
Leap Wireless International, Inc. *	7,000	97,860
Level 3 Communications, Inc. *	149,200	183,516
MetroPCS Communications, Inc. *	29,300	378,849
Millicom International Cellular S.A.	4,000	373,000
NII Holdings, Inc. *	9,170	384,957
Qwest Communications International, Inc.	205,380	1,464,359
Sprint Nextel Corp. *	948,500	4,287,220
Telephone & Data Systems, Inc.	16,800	600,600
tw telecom, Inc. *	9,900	169,785
United States Cellular Corp. *	8,635	420,870
Verizon Communications, Inc.	535,330	19,068,454
Windstream Corp.	48,500	621,285

		53,773,549

Transportation 2.1%
Alaska Air Group, Inc. *	5,825	345,073
Alexander & Baldwin, Inc.	8,120	325,774
AMERCO *	2,120	192,941
AMR Corp. *	91,220	643,101
Avis Budget Group, Inc. *	49,690	687,710
C.H. Robinson Worldwide, Inc.	7,280	561,215
Con-way, Inc.	9,530	324,211

 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CSX Corp.	30,470	2,151,182
Delta Air Lines, Inc. *	35,200	410,784
Dollar Thrifty Automotive Group, Inc. *	6,700	325,084
Expeditors International of Washington, Inc.	8,525	431,962
FedEx Corp.	25,762	2,326,824
Hertz Global Holdings, Inc. *	120,000	1,765,200
J.B. Hunt Transport Services, Inc.	5,845	239,645
JetBlue Airways Corp. *	47,990	287,940
Kansas City Southern *	7,290	364,354
Norfolk Southern Corp.	35,350	2,163,066
Ryder System, Inc.	11,510	553,401
SkyWest, Inc.	10,200	153,510
Southwest Airlines Co.	49,775	589,834
Union Pacific Corp.	31,156	2,948,292
United Continental Holdings, Inc. *	53,343	1,354,912
United Parcel Service, Inc., Class B	67,980	4,868,728
US Airways Group, Inc. *	12,250	121,520
UTI Worldwide, Inc.	11,800	258,420
Werner Enterprises, Inc.	7,540	185,861

		24,580,544

Utilities 5.3%
AGL Resources, Inc.	8,540	313,418
Allegheny Energy, Inc.	23,155	596,936
Alliant Energy Corp.	15,075	560,187
Ameren Corp.	49,690	1,409,705
American Electric Power Co., Inc.	56,045	1,999,686
American Water Works Co., Inc.	13,800	351,900
Aqua America, Inc.	11,600	268,192
Atmos Energy Corp.	13,660	445,316
Avista Corp.	8,300	187,995
Black Hills Corp.	8,825	273,663
Calpine Corp. *	36,150	515,860
CenterPoint Energy, Inc.	56,770	916,835
Cleco Corp.	6,700	209,442
CMS Energy Corp.	30,810	600,795
Consolidated Edison, Inc.	38,125	1,902,819
Constellation Energy Group, Inc.	30,580	986,205
Dominion Resources, Inc.	59,610	2,595,419
DPL, Inc.	6,920	181,166
DTE Energy Co.	25,365	1,173,385
Duke Energy Corp.	187,645	3,355,093
Dynegy, Inc. *	62,680	394,257
Edison International	48,190	1,748,333
Energen Corp.	7,010	391,859
Entergy Corp.	19,217	1,386,891
Exelon Corp.	78,355	3,330,871
FirstEnergy Corp.	55,190	2,159,033
GenOn Energy, Inc. *	283,502	1,173,698
Great Plains Energy, Inc.	17,770	349,714
Hawaiian Electric Industries, Inc.	13,070	325,443
IDACORP, Inc.	4,640	173,397
Integrys Energy Group, Inc.	11,235	534,674
MDU Resources Group, Inc.	20,880	443,282
National Fuel Gas Co.	10,845	741,147
New Jersey Resources Corp.	6,180	259,313
NextEra Energy, Inc.	47,780	2,554,319
Nicor, Inc.	4,940	249,322
NiSource, Inc.	55,635	1,035,924
Northeast Utilities	18,915	622,682
NorthWestern Corp.	6,700	189,208
NRG Energy, Inc. *	39,660	822,945
NSTAR	13,580	589,100
NV Energy, Inc.	28,500	409,545
OGE Energy Corp.	9,665	443,527
ONEOK, Inc.	15,610	919,273
Pepco Holdings, Inc.	45,365	842,428
PG&E Corp.	52,115	2,411,882
Piedmont Natural Gas Co., Inc.	6,250	175,375
Pinnacle West Capital Corp.	18,785	764,737
PNM Resources, Inc.	23,995	312,655
Portland General Electric Co.	9,745	217,703
PPL Corp.	60,755	1,566,871
Progress Energy, Inc.	44,265	1,988,384
Public Service Enterprise Group, Inc.	55,380	1,795,973
Questar Corp.	12,650	220,490
SCANA Corp.	17,785	751,772
Sempra Energy	24,115	1,255,668
Southern Co.	98,135	3,691,839
Southwest Gas Corp.	4,925	183,407
TECO Energy, Inc.	26,425	486,484
The AES Corp. *	182,940	2,268,456
UGI Corp.	17,320	542,982
Unisource Energy Corp.	7,200	257,832
Vectren Corp.	11,965	316,953
Westar Energy, Inc.	17,670	450,585
WGL Holdings, Inc.	5,945	214,377
Wisconsin Energy Corp.	9,720	586,019
Xcel Energy, Inc.	64,390	1,517,672

		62,912,318

Total Common Stock
(Cost $988,158,045)		1,158,061,925

Other Investment Company 1.1% of net assets

Money Fund 1.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	12,475,859	12,475,859

Total Other Investment Company
(Cost $12,475,859)		12,475,859

10

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.08%, 03/17/11 (a)	310,000	309,959
0.09%, 03/17/11 (a)	80,000	79,989
0.10%, 03/17/11 (a)	200,000	199,973
0.11%, 03/17/11 (a)	150,000	149,980
0.14%, 03/17/11 (a)	500,000	499,933

Total Short-Term Investments
(Cost $1,239,834)		1,239,834

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.3% of net assets

State Street Navigator Security Lending Prime Portfolio	14,864,335	14,864,335

Total Collateral Invested for Securities on Loan
(Cost $14,864,335)		14,864,335

End of collateral invested for securities on loan.

At 01/31/11 tax basis cost of the fund’s investments was $1,019,889,378 and the unrealized appreciation and depreciation were $179,666,745 and ($27,778,505), respectively, with a net unrealized appreciation of $151,888,240.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 03/18/11	210	13,465,200	369,798

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

 11

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,060,522,032	$—	$—	$1,060,522,032
Diversified Financials	97,517,373	—	22,520	97,539,893
Other Investment Company(a)	12,475,859	—	—	12,475,859
Short-Term Investments(a)	—	1,239,834	—	1,239,834

Total	$1,170,515,264	$1,239,834	$22,520	$1,171,777,618

Other Financial Instruments
Collateral Invested for Securities on Loan	$14,864,335	$—	$—	$14,864,335
Futures Contract*	369,798	—	—	369,798

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	January 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	In	Out	2011

Common Stock	$—	$—	$—	$22,520	$—	$—	$—	$22,520

Total	$—	$—	$—	$22,520	$—	$—	$—	$22,520

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46846JAN11

12

Schwab Capital Trust
Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	440,037,452	565,197,245
0.0%		Corporate Bond	21,232	12,934
0.5%		Other Investment Company	3,103,366	3,103,366
0.1%		Short-Term Investments	524,919	524,919

99.3%		Total Investments	443,686,969	568,838,464
2.3%		Collateral Invested for Securities on Loan	12,916,331	12,916,331
(1	.6)%	Other Assets and Liabilities, Net		(9,168,445)

100.0%		Net Assets		572,586,350

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	34,600	494,780
Cooper Tire & Rubber Co.	46,700	1,067,562
Dorman Products, Inc. *	6,500	209,105
Drew Industries, Inc.	9,695	228,996
Fuel Systems Solutions, Inc. *	5,100	132,753
Gentex Corp.	40,310	1,292,742
Modine Manufacturing Co. *	58,255	961,207
Spartan Motors, Inc.	26,500	165,360
Standard Motor Products, Inc.	28,900	349,979
Stoneridge, Inc. *	32,100	473,475
Superior Industries International, Inc.	28,360	567,200
Winnebago Industries, Inc. *	20,565	306,419
Wonder Auto Technology, Inc. (b)*	19,300	140,697

		6,390,275

Banks 7.4%
1st Source Corp.	14,240	268,424
Abington Bancorp, Inc.	11,400	141,588
Ameris Bancorp *	23,434	223,326
Ames National Corp. (b)	4,700	84,835
Anchor BanCorp Wisconsin, Inc. (b)*	115,645	164,216
Arrow Financial Corp.	5,493	124,581
BancFirst Corp.	2,975	120,666
Banco Latinoamericano de Comercio Exterior, S.A., Class E	41,400	715,806
BancTrust Financial Group, Inc. (b)*	21,300	59,427
Bank Mutual Corp.	40,660	180,124
Bank of the Ozarks, Inc.	5,000	215,650
BankAtlantic Bancorp, Inc., Class A (b)*	194,900	194,900
BankFinancial Corp.	9,200	83,904
Banner Corp.	92,760	218,914
Beneficial Mutual Bancorp, Inc. *	7,950	70,199
Berkshire Hills Bancorp, Inc.	11,050	234,702
Boston Private Financial Holdings, Inc.	59,840	401,526
Brookline Bancorp, Inc.	42,910	464,715
Camden National Corp.	4,600	157,458
Capital City Bank Group, Inc. (b)	12,095	153,002
Capitol Federal Financial, Inc.	10,186	124,167
Cathay General Bancorp	61,500	1,064,565
Center Financial Corp. *	20,200	148,470
Central Pacific Financial Corp. (b)*	159,345	246,985
Chemical Financial Corp.	21,530	446,963
Citizens & Northern Corp.	8,000	125,120
Citizens Republic Bancorp, Inc. *	1,023,200	644,309
City Holding Co.	9,090	316,332
CoBiz Financial, Inc.	17,700	112,926
Columbia Banking System, Inc.	14,535	292,154
Community Bank System, Inc.	19,070	482,090
Community Trust Bancorp, Inc.	9,795	283,173
CVB Financial Corp.	58,580	485,042
Danvers Bancorp, Inc.	6,600	142,296
Dime Community Bancshares	20,350	306,878
Enterprise Financial Services Corp.	16,700	216,766
F.N.B. Corp.	105,103	1,061,540
Financial Institutions, Inc.	8,705	168,268
First Bancorp	17,100	257,013
First BanCorp Puerto Rico (b)*	63,972	321,779
First Bancorp, Inc.	5,900	87,143
First Busey Corp.	77,215	379,898
First Commonwealth Financial Corp.	118,290	760,605
First Community Bancshares, Inc.	14,875	200,069
First Defiance Financial Corp. *	11,000	143,990
First Financial Bancorp	17,190	290,511
First Financial Bankshares, Inc. (b)	6,800	335,376
First Financial Corp.	5,400	170,262
First Financial Holdings, Inc.	24,445	253,250
First Merchants Corp.	53,065	480,769
First Midwest Bancorp, Inc.	46,995	549,372
First South Bancorp, Inc. (b)	12,100	70,180
Flushing Financial Corp.	18,955	270,109
Glacier Bancorp, Inc.	44,380	626,202
Great Southern Bancorp, Inc.	4,700	102,930
Greene Bancshares, Inc. (b)*	16,616	52,340
Hancock Holding Co.	14,350	470,680
Hanmi Financial Corp. *	126,870	166,834
Heartland Financial USA, Inc.	11,150	188,547
Home Bancshares, Inc.	4,840	99,026
IBERIABANK Corp.	8,750	496,300
Independent Bank Corp.	9,695	263,510
Investors Bancorp, Inc. *	13,665	182,018
Kearny Financial Corp.	7,800	72,696
Lakeland Bancorp, Inc.	19,779	190,273

 1

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lakeland Financial Corp.	7,300	150,234
MainSource Financial Group, Inc.	30,600	278,001
MB Financial, Inc.	29,545	580,855
MGIC Investment Corp. *	56,200	471,518
Nara Bancorp, Inc. *	16,813	164,095
NASB Financial, Inc. (b)	6,403	96,109
National Penn Bancshares, Inc.	93,523	763,148
NBT Bancorp, Inc.	20,555	476,465
NewAlliance Bancshares, Inc.	52,175	780,016
Northfield Bancorp, Inc. (b)	8,100	105,057
Northwest Bancshares, Inc.	53,392	625,487
OceanFirst Financial Corp.	12,200	168,970
Ocwen Financial Corp. *	40,345	407,484
Old National Bancorp	62,925	675,185
Old Second Bancorp, Inc. (b)	33,375	52,399
Oriental Financial Group, Inc.	46,735	552,408
PacWest Bancorp	23,580	465,233
Park National Corp. (b)	14,110	918,843
Peoples Bancorp, Inc.	8,675	117,893
Pinnacle Financial Partners, Inc. *	18,000	247,680
PrivateBancorp, Inc.	32,615	501,293
Prosperity Bancshares, Inc.	12,200	493,490
Provident Financial Services, Inc.	43,890	642,988
Provident New York Bancorp	23,585	220,048
Radian Group, Inc.	67,000	481,060
Renasant Corp.	18,700	291,533
Republic Bancorp, Inc., Class A	15,800	301,622
S&T Bancorp, Inc.	26,490	578,806
S.Y. Bancorp, Inc.	7,515	183,328
Sandy Spring Bancorp, Inc.	24,195	464,544
SCBT Financial Corp.	4,000	124,480
Seacoast Banking Corp. of Florida *	99,790	169,643
Shore Bancshares, Inc.	6,800	65,484
Sierra Bancorp (b)	12,900	139,191
Signature Bank *	12,580	657,179
Simmons First National Corp., Class A	8,100	225,099
Southside Bancshares, Inc.	5,145	110,206
Southwest Bancorp, Inc. *	30,400	416,176
StellarOne Corp.	17,742	257,791
Sterling Bancorp	29,295	286,798
Sterling Bancshares, Inc.	70,325	623,783
Sterling Financial Corp. *	3,825	68,162
Suffolk Bancorp	4,015	84,195
Sun Bancorp, Inc. *	51,231	212,096
Superior Bancorp (b)*	48,700	34,090
Taylor Capital Group, Inc. (b)*	9,900	101,673
Texas Capital Bancshares, Inc. *	19,620	478,532
TFS Financial Corp.	19,080	186,030
The Bancorp, Inc. *	13,000	122,200
The PMI Group, Inc. *	222,100	646,311
Tompkins Financial Corp.	4,031	164,263
TowneBank (b)	16,900	251,810
Tree.com, Inc. *	10,680	90,032
TriCo Bancshares	10,700	162,319
TrustCo Bank Corp. NY	75,510	451,927
UMB Financial Corp.	12,601	512,231
Umpqua Holdings Corp.	67,590	741,462
Union First Market Bankshares Corp.	12,700	155,194
United Bankshares, Inc.	31,395	885,339
United Community Banks, Inc. *	100,399	170,678
United Financial Bancorp, Inc.	6,600	101,178
Univest Corp. of Pennsylvania	9,600	165,456
Virginia Commerce Bancorp, Inc. *	16,200	97,362
Washington Trust Bancorp, Inc.	12,185	243,700
WesBanco, Inc.	26,890	506,876
West Coast Bancorp *	60,327	196,063
Westamerica Bancorp	10,370	518,500
Western Alliance Bancorp *	53,065	397,988
Westfield Financial, Inc.	14,427	122,341
Wilshire Bancorp, Inc.	10,000	64,200
Wintrust Financial Corp.	18,640	613,442
WSFS Financial Corp.	5,835	261,992

		42,566,953

Capital Goods 11.2%
AAON, Inc.	4,080	109,874
AAR CORP. *	27,380	733,510
Aceto Corp.	20,900	179,949
Actuant Corp., Class A	32,400	898,452
Aerovironment, Inc. *	4,000	112,800
Aircastle Ltd.	61,700	655,254
Alamo Group, Inc.	5,800	150,510
Altra Holdings, Inc. *	21,400	447,474
American Railcar Industries, Inc. *	10,550	200,134
American Science & Engineering, Inc.	1,200	104,400
American Woodmark Corp.	9,095	169,622
Ameron International Corp.	4,440	306,227
Ampco-Pittsburgh Corp.	4,060	101,135
Apogee Enterprises, Inc.	25,495	326,081
Applied Industrial Technologies, Inc.	30,020	950,433
Astec Industries, Inc. *	16,550	498,155
AZZ, Inc.	5,100	204,459
Badger Meter, Inc.	4,100	168,059
Barnes Group, Inc.	29,965	593,906
Beacon Roofing Supply, Inc. *	34,580	627,973
Belden, Inc.	28,140	978,146
Blount International, Inc. *	25,705	385,832
Brady Corp., Class A	28,255	925,351
Broadwind Energy, Inc. *	60,800	111,872
Bucyrus International, Inc.	10,850	984,746
Builders FirstSource, Inc. *	70,855	157,298
Cascade Corp.	9,355	440,340
Ceradyne, Inc. *	28,330	1,003,732
Chart Industries, Inc. *	17,710	643,227
China BAK Battery, Inc. (b)*	61,500	124,845
CIRCOR International, Inc.	5,690	229,819
CLARCOR, Inc.	17,125	739,457
Colfax Corp. *	11,000	205,040
Columbus McKinnon Corp. *	18,860	318,168
Comfort Systems USA, Inc.	24,200	308,066
Commercial Vehicle Group, Inc. *	60,660	979,052
Cubic Corp.	7,290	355,388
Curtiss-Wright Corp.	21,805	756,633
Ducommun, Inc.	6,800	149,328
DXP Enterprises, Inc. *	10,400	226,512
Dycom Industries, Inc. *	50,470	811,053
Encore Wire Corp.	17,240	386,952
EnerSys *	32,155	1,055,327
EnPro Industries, Inc. *	15,470	642,160
ESCO Technologies, Inc.	13,200	478,896

2

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Federal Signal Corp.	68,500	476,760
Force Protection, Inc. *	50,000	277,000
Franklin Electric Co., Inc.	8,480	348,358
FreightCar America, Inc.	11,635	331,830
Furmanite Corp. *	26,300	200,406
Fushi Copperweld, Inc. *	16,600	160,024
GeoEye, Inc. *	7,500	299,400
Gibraltar Industries, Inc. *	34,955	385,554
Graco, Inc.	22,440	953,251
GrafTech International Ltd. *	50,230	1,054,830
Great Lakes Dredge & Dock Co.	37,400	310,794
Griffon Corp. *	40,508	471,513
H&E Equipment Services, Inc. *	43,620	506,864
Harbin Electric, Inc. (b)*	7,800	148,980
Hardinge, Inc.	13,700	119,875
HEICO Corp.	2,375	124,189
HEICO Corp., Class A	4,693	179,085
Herley Industries, Inc. *	7,600	124,868
Hexcel Corp. *	57,485	1,093,365
Houston Wire & Cable Co.	8,200	107,010
Hurco Cos., Inc. *	6,400	162,752
II-VI, Inc. *	9,565	472,320
Insituform Technologies, Inc., Class A *	10,915	300,272
Insteel Industries, Inc.	13,400	153,028
Integrated Electrical Services, Inc. *	29,300	110,461
Interline Brands, Inc. *	23,060	489,564
John Bean Technologies Corp.	7,740	139,707
Kadant, Inc. *	10,900	230,644
Kaman Corp.	15,380	452,710
Kaydon Corp.	13,235	512,327
KHD Humboldt Wedag International AG	5,389	53,493
L.B. Foster Co., Class A *	8,080	321,180
LaBarge, Inc. *	5,900	82,364
Ladish Co., Inc. *	12,380	662,825
Lawson Products, Inc.	5,530	129,236
Layne Christensen Co. *	15,800	498,964
Lindsay Corp.	3,700	240,796
LMI Aerospace, Inc. *	6,500	121,713
LSI Industries, Inc.	23,302	173,367
Lydall, Inc. *	15,100	120,800
MasTec, Inc. *	27,810	423,268
Michael Baker Corp. *	6,800	206,448
Miller Industries, Inc.	11,400	173,964
Mueller Industries, Inc.	36,200	1,183,740
Mueller Water Products, Inc., Class A	136,100	544,400
MYR Group, Inc. *	10,200	224,298
NACCO Industries, Inc., Class A	15,440	1,547,860
National Presto Industries, Inc.	1,545	197,791
NCI Building Systems, Inc. *	268,551	3,563,672
Nordson Corp.	6,375	588,476
Northwest Pipe Co. *	8,300	181,521
Orbital Sciences Corp. *	27,355	466,676
Orion Marine Group, Inc. *	4,940	57,897
Pike Electric Corp. *	17,420	144,063
Polypore International, Inc. *	20,600	991,890
Powell Industries, Inc. *	5,770	218,741
Preformed Line Products Co.	1,944	118,798
Quanex Building Products Corp.	16,050	312,815
Raven Industries, Inc.	5,765	272,339
RBC Bearings, Inc. *	10,000	347,700
Robbins & Myers, Inc.	16,117	669,339
Rush Enterprises, Inc., Class A *	33,060	630,454
Rush Enterprises, Inc., Class B *	12,200	200,324
Sauer-Danfoss, Inc. *	18,340	525,441
Simpson Manufacturing Co., Inc.	16,885	502,329
Standex International Corp.	9,050	301,818
Sterling Construction Co., Inc. *	6,000	77,160
Sun Hydraulics Corp.	3,500	130,480
TAL International Group, Inc.	11,090	346,341
Tecumseh Products Co., Class A *	23,130	279,410
Tecumseh Products Co., Class B *	7,700	91,515
Teledyne Technologies, Inc. *	20,890	988,306
Tennant Co.	11,680	471,171
Textainer Group Holdings Ltd.	5,850	181,350
The Gorman-Rupp Co.	6,400	203,392
The Greenbrier Cos., Inc. *	55,220	1,307,057
The Middleby Corp. *	4,108	336,075
The Toro Co.	14,510	882,498
Titan International, Inc.	29,775	565,725
Titan Machinery, Inc. *	11,500	278,645
Tredegar Corp.	19,775	369,990
Trex Co., Inc. *	3,300	76,824
TriMas Corp. *	26,150	497,896
Triumph Group, Inc.	13,430	1,289,683
Twin Disc, Inc.	12,600	410,382
Universal Forest Products, Inc.	13,770	505,359
Valmont Industries, Inc.	6,250	580,875
Vicor Corp.	9,661	142,307
Wabash National Corp. *	87,145	989,967
WABCO Holdings, Inc. *	29,000	1,693,600
Wabtec Corp.	13,460	729,532
Watsco, Inc.	11,845	742,918
Watts Water Technologies, Inc., Class A	21,455	771,736
Willis Lease Finance Corp. *	6,700	88,507
Woodward Governor Co.	20,900	704,853

		64,367,742

Commercial & Professional Supplies 4.4%
Acco Brands Corp. *	75,245	617,761
Administaff, Inc.	23,460	664,387
American Reprographics Co. *	39,050	315,134
Barrett Business Services, Inc.	7,300	107,456
Casella Waste Systems, Inc., Class A *	38,200	306,364
CBIZ, Inc. *	40,395	281,553
CDI Corp.	18,760	301,286
Cenveo, Inc. *	75,008	403,543
Clean Harbors, Inc. *	8,365	753,185
Consolidated Graphics, Inc. *	10,520	526,526
Copart, Inc. *	17,180	674,315
CoStar Group, Inc. *	4,040	227,371
Courier Corp.	9,655	136,860
CRA International, Inc. *	8,845	214,757
Dolan Co. *	11,400	156,294
EnergySolutions, Inc.	66,300	392,496
Ennis, Inc.	19,240	319,961
Exponent, Inc. *	4,500	165,240
Franklin Covey Co. *	15,700	122,931
FTI Consulting, Inc. *	21,045	767,511

 3

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
G & K Services, Inc., Class A	15,590	488,435
GP Strategies Corp. *	11,900	117,691
Healthcare Services Group, Inc.	22,855	362,023
Heidrick & Struggles International, Inc.	8,070	216,195
Herman Miller, Inc.	32,910	794,118
Hill International, Inc. *	12,200	79,300
Hudson Highland Group, Inc. *	32,185	177,661
Huron Consulting Group, Inc. *	8,200	210,002
ICF International, Inc. *	6,900	166,325
IHS, Inc., Class A *	9,910	812,224
Innerworkings, Inc. *	12,800	80,640
Interface, Inc., Class A	40,385	656,256
KAR Auction Services, Inc. *	9,300	138,012
Kforce, Inc. *	28,800	514,944
Kimball International, Inc., Class B	47,125	317,387
Knoll, Inc.	33,200	555,768
Korn/Ferry International *	24,030	562,302
M&F Worldwide Corp. *	14,333	345,855
McGrath Rentcorp	12,425	313,607
Metalico, Inc. *	22,900	127,095
Mine Safety Appliances Co.	15,725	490,305
Mobile Mini, Inc. *	29,925	611,667
Navigant Consulting, Inc. *	32,825	334,487
On Assignment, Inc. *	33,300	263,070
Resources Connection, Inc.	22,860	458,114
Rollins, Inc.	15,022	285,268
Schawk, Inc.	7,460	136,070
School Specialty, Inc. *	22,400	292,320
SFN Group, Inc. *	78,910	763,849
Standard Parking Corp. *	7,400	133,126
Stericycle, Inc. *	14,590	1,145,169
Sykes Enterprises, Inc. *	9,755	190,027
Team, Inc. *	10,700	273,492
Tetra Tech, Inc. *	29,395	680,347
The Advisory Board Co. *	3,530	174,594
The Corporate Executive Board Co.	19,870	772,148
The Geo Group, Inc. *	34,380	817,213
The Standard Register Co.	34,950	111,840
Towers Watson & Co., Class A	9,715	529,759
TrueBlue, Inc. *	35,730	609,554
UniFirst Corp.	9,005	502,119
US Ecology, Inc.	5,900	99,474
Verisk Analytics, Inc., Class A *	6,600	223,278
Viad Corp.	21,565	507,424
VSE Corp.	2,100	62,811

		24,958,296

Consumer Durables & Apparel 3.4%
American Apparel, Inc. *	111,600	114,948
American Greetings Corp., Class A	36,800	799,664
Arctic Cat, Inc. *	18,300	293,166
Blyth, Inc.	11,572	389,051
Brookfield Homes Corp. (b)*	22,100	312,052
Callaway Golf Co.	65,855	484,034
Carter’s, Inc. *	9,665	267,721
Cavco Industries, Inc. *	2,500	102,975
Cherokee, Inc.	6,400	102,592
Columbia Sportswear Co.	5,680	346,366
Crocs, Inc. *	36,260	594,301
CSS Industries, Inc.	7,175	131,733
Deckers Outdoor Corp. *	8,050	590,790
Ethan Allen Interiors, Inc.	30,165	675,696
Fossil, Inc. *	10,265	729,328
Furniture Brands International, Inc. *	114,800	516,600
G-III Apparel Group Ltd. *	8,200	286,098
Helen of Troy Ltd. *	13,630	382,594
Hooker Furniture Corp.	11,400	152,874
Iconix Brand Group, Inc. *	25,930	514,711
JAKKS Pacific, Inc. *	43,925	759,463
K-Swiss, Inc., Class A *	35,630	409,745
Kenneth Cole Productions, Inc., Class A *	19,240	262,434
La-Z-Boy, Inc. *	36,420	303,014
Leapfrog Enterprises, Inc. *	18,835	72,703
Lifetime Brands, Inc. *	15,800	191,654
Lululemon Athletica, Inc. *	2,700	185,436
M/I Homes, Inc. *	22,200	325,452
Maidenform Brands, Inc. *	9,800	252,252
Marine Products Corp. *	8,680	62,496
Meritage Homes Corp. *	31,140	714,974
Movado Group, Inc. *	19,120	275,519
Nautilus, Inc. *	44,657	108,963
Oxford Industries, Inc.	15,530	367,595
Perry Ellis International, Inc. *	12,100	340,615
RC2 Corp. *	15,820	321,462
Sealy Corp. (b)*	74,670	197,876
Skechers U.S.A., Inc., Class A *	23,245	478,150
Skyline Corp.	7,985	160,419
Smith & Wesson Holding Corp. *	17,000	60,350
Standard Pacific Corp. *	104,700	460,680
Stanley Furniture Co., Inc. *	28,693	119,076
Steinway Musical Instruments, Inc. *	8,900	170,079
Steven Madden Ltd. *	6,832	260,777
Tempur-Pedic International, Inc. *	14,315	624,707
The Ryland Group, Inc.	36,900	656,820
The Timberland Co., Class A *	28,100	751,113
The Warnaco Group, Inc. *	18,980	969,498
True Religion Apparel, Inc. *	3,300	67,815
Under Armour, Inc., Class A *	10,515	629,428
Unifi, Inc. *	25,500	424,065
Universal Electronics, Inc. *	4,500	118,485
Volcom, Inc.	6,900	114,540
Wolverine World Wide, Inc.	19,590	623,942

		19,628,891

Consumer Services 4.7%
AFC Enterprises, Inc. *	31,300	466,370
Ambassadors Group, Inc.	9,600	105,984
Ameristar Casinos, Inc.	14,775	226,944
Bally Technologies, Inc. *	11,475	469,672
Benihana, Inc. *	15,300	126,072
Benihana, Inc., Class A *	24,800	202,368
Biglari Holdings, Inc. *	648	278,640
BJ’s Restaurants, Inc. *	6,900	243,777
Bob Evans Farms, Inc.	23,155	728,919
Buffalo Wild Wings, Inc. *	2,400	105,048
California Pizza Kitchen, Inc. *	15,200	243,352
Capella Education Co. *	1,440	82,440
Carrols Restaurant Group, Inc. *	19,800	138,600
CEC Entertainment, Inc. *	10,780	398,321
Chipotle Mexican Grill, Inc. *	6,120	1,339,791

4

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Choice Hotels International, Inc.	15,640	593,225
Churchill Downs, Inc.	2,295	95,036
Coinstar, Inc. *	12,625	522,549
Corinthian Colleges, Inc. (b)*	42,085	222,209
CPI Corp.	9,800	195,020
Cracker Barrel Old Country Store, Inc.	16,720	860,746
Denny’s Corp. *	103,200	390,096
DeVry, Inc.	10,345	539,078
DineEquity, Inc. *	12,230	630,823
Dover Downs Gaming & Entertainment, Inc.	30,840	106,090
Einstein Noah Restaurant Group, Inc. *	5,300	82,362
Gaylord Entertainment Co. *	32,280	1,076,215
Great Wolf Resorts, Inc. *	44,400	129,204
Hillenbrand, Inc.	12,500	270,125
International Speedway Corp., Class A	29,450	851,989
Interval Leisure Group, Inc. *	13,632	213,614
Isle of Capri Casinos, Inc. *	36,815	346,797
ITT Educational Services, Inc. *	6,335	417,096
Jackson Hewitt Tax Service, Inc. (b)*	120,345	187,738
K12, Inc. *	5,900	160,775
Krispy Kreme Doughnuts, Inc. *	39,635	259,609
LIFE TIME FITNESS, Inc. *	11,685	465,998
Lincoln Educational Services Corp.	5,960	89,996
Luby’s, Inc. *	27,400	158,098
Matthews International Corp., Class A	12,915	457,708
McCormick & Schmick’s Seafood Restaurants, Inc. *	20,500	184,500
Monarch Casino & Resort, Inc. *	11,200	121,408
Morgans Hotel Group *	37,700	340,620
Morton’s Restaurant Group, Inc. *	20,800	133,328
Multimedia Games, Inc. *	29,280	156,062
O’Charley’s, Inc. *	31,775	219,883
Orient-Express Hotels Ltd., Class A *	41,990	510,598
P.F. Chang’s China Bistro, Inc.	10,255	472,140
Panera Bread Co., Class A *	7,275	695,199
Papa John’s International, Inc. *	10,810	310,247
Peet’s Coffee & Tea, Inc. *	2,700	103,032
Pinnacle Entertainment, Inc. *	71,175	1,073,319
Pre-Paid Legal Services, Inc. *	3,760	247,558
Red Lion Hotels Corp. *	19,800	151,866
Red Robin Gourmet Burgers, Inc. *	11,480	236,947
Ruby Tuesday, Inc. *	66,550	897,094
Ruth’s Hospitality Group, Inc. *	27,200	126,752
Scientific Games Corp., Class A *	26,270	271,106
Shuffle Master, Inc. *	20,500	211,868
Sonic Corp. *	43,380	416,014
Sotheby’s	21,120	851,136
Speedway Motorsports, Inc.	9,915	143,569
Steiner Leisure Ltd. *	4,760	210,963
Stewart Enterprises, Inc., Class A	63,040	402,195
Strayer Education, Inc. (b)	1,600	192,000
Texas Roadhouse, Inc. *	17,910	297,664
The Cheesecake Factory, Inc. *	26,135	771,244
The Marcus Corp.	18,330	217,211
Town Sports International Holdings, Inc. *	29,400	121,422
Universal Technical Institute, Inc.	5,380	98,185
Vail Resorts, Inc. *	19,860	954,273
Weight Watchers International, Inc.	15,592	604,970
WMS Industries, Inc. *	13,012	545,853

		26,768,720

Diversified Financials 2.6%
Advance America Cash Advance Centers, Inc.	77,795	476,105
Arlington Asset Investment Corp., Class A	16,500	415,140
Artio Global Investors, Inc.	8,400	123,060
Asset Acceptance Capital Corp. *	23,910	144,895
BGC Partners, Inc., Class A	70,880	574,128
Calamos Asset Management, Inc., Class A	27,815	427,795
Cash America International, Inc.	12,605	507,099
Cohen & Steers, Inc.	3,340	94,555
Compass Diversified Holdings	33,860	584,762
CompuCredit Holdings Corp. *	26,900	162,476
Cowen Group, Inc., Class A *	11,800	53,454
Credit Acceptance Corp. *	2,675	151,271
Dollar Financial Corp. *	14,025	429,586
Duff & Phelps Corp., Class A	5,600	94,976
Encore Capital Group, Inc. *	9,755	221,926
Evercore Partners, Inc., Class A	5,400	174,420
EZCORP, Inc., Class A *	16,300	438,470
FBR Capital Markets Corp. *	19,600	73,500
First Cash Financial Services, Inc. *	9,090	299,879
GAMCO Investors, Inc., Class A	7,135	317,365
GFI Group, Inc.	32,720	167,526
Gleacher & Co., Inc. *	40,900	86,913
Greenhill & Co., Inc.	3,635	252,342
International Assets Holding Corp. *	6,774	158,512
Investment Technology Group, Inc. *	37,055	682,924
KBW, Inc.	10,200	272,850
Knight Capital Group, Inc., Class A *	50,205	695,841
LaBranche & Co., Inc. *	27,375	102,930
Lazard Ltd., Class A	22,745	948,922
MarketAxess Holdings, Inc.	6,500	130,845
Medallion Financial Corp.	13,100	102,573
Nelnet, Inc., Class A	22,640	507,589
NewStar Financial, Inc. *	35,700	345,933
Oppenheimer Holdings, Inc., Class A	9,800	255,780
optionsXpress Holdings, Inc.	12,290	182,629
Penson Worldwide, Inc. *	13,900	66,164
PICO Holdings, Inc. *	4,495	139,255
Piper Jaffray Cos., Inc. *	11,205	468,369
Portfolio Recovery Associates, Inc. *	4,145	299,020
Sanders Morris Harris Group, Inc.	16,900	117,286
Stifel Financial Corp. *	11,640	746,822
SWS Group, Inc.	20,620	96,502
The First Marblehead Corp. *	72,000	158,400
TradeStation Group, Inc. *	12,000	83,640
W.P. Carey & Co., L.L.C.	21,925	707,081
Waddell & Reed Financial, Inc., Class A	20,920	755,630
World Acceptance Corp. *	8,560	480,730

		14,777,870

 5

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 7.0%
Adams Resources & Energy, Inc.	4,200	105,042
Allis-Chalmers Energy, Inc. *	64,500	488,910
Apco Oil & Gas International, Inc.	3,900	242,775
Approach Resources, Inc. *	12,700	338,709
Atlas Energy, Inc. *	18,996	841,523
ATP Oil & Gas Corp. (b)*	18,685	316,898
Atwood Oceanics, Inc. *	21,000	848,820
Basic Energy Services, Inc. *	62,085	1,133,672
Berry Petroleum Co., Class A	23,020	1,074,343
Bill Barrett Corp. *	11,340	464,713
Brigham Exploration Co. *	8,235	243,838
Bristow Group, Inc. *	19,505	1,004,313
Bronco Drilling Co., Inc. *	29,405	203,483
Cal Dive International, Inc. *	82,243	504,972
CARBO Ceramics, Inc.	3,780	435,305
Carrizo Oil & Gas, Inc. *	11,605	392,829
Clayton Williams Energy, Inc. *	5,585	495,110
Cloud Peak Energy, Inc. *	41,500	944,955
Cobalt International Energy, Inc. *	6,900	93,495
Comstock Resources, Inc. *	20,455	566,604
Concho Resources, Inc. *	15,140	1,457,225
Contango Oil & Gas Co. *	3,760	218,080
Continental Resources, Inc. *	4,300	276,103
Copano Energy L.L.C.	31,840	1,070,461
Core Laboratories N.V.	5,990	546,647
CVR Energy, Inc. *	22,700	393,164
Dawson Geophysical Co. *	5,600	189,336
Delek US Holdings, Inc.	18,900	157,437
Delta Petroleum Corp. *	169,635	122,816
DHT Holdings, Inc.	71,800	365,462
Dril-Quip, Inc. *	5,485	423,003
Endeavour International Corp. *	16,800	209,664
Energy XXI (Bermuda) Ltd. *	15,900	458,079
ENGlobal Corp. *	28,000	126,280
Geokinetics, Inc. *	9,100	77,441
Global Industries Ltd. *	68,265	547,144
GMX Resources, Inc. (b)*	18,100	94,482
Goodrich Petroleum Corp. *	11,400	241,908
Gran Tierra Energy, Inc. *	60,700	548,121
Gulf Island Fabrication, Inc.	9,400	254,552
GulfMark Offshore, Inc., Class A *	21,105	811,487
Gulfport Energy Corp. *	8,100	193,914
Harvest Natural Resources, Inc. *	31,550	350,836
Hercules Offshore, Inc. *	191,200	632,872
Hornbeck Offshore Services, Inc. *	28,880	685,611
International Coal Group, Inc. *	136,755	1,264,984
InterOil Corp. *	2,700	186,840
ION Geophysical Corp. *	84,405	802,692
James River Coal Co. *	10,200	229,347
Knightsbridge Tankers Ltd. (b)	28,190	676,983
Lufkin Industries, Inc.	9,510	634,507
Matrix Service Co. *	19,900	224,074
McMoRan Exploration Co. *	34,160	534,604
Newpark Resources, Inc. *	71,440	427,211
Nordic American Tanker Shipping Ltd. (b)	22,485	549,758
Omega Navigation Enterprises, Inc., Class A *	37,900	43,585
Pacific Ethanol, Inc. (b)*	142,500	121,125
Parker Drilling Co. *	143,710	623,701
Patriot Coal Corp. *	35,800	936,886
Petroleum Development Corp. *	23,155	1,053,784
PetroQuest Energy, Inc. *	48,985	384,042
PHI, Inc. - Non Voting Shares *	11,285	232,697
Pioneer Drilling Co. *	52,500	465,150
PrimeEnergy Corp. *	3,500	74,620
Quicksilver Resources, Inc. *	15,500	232,655
REX American Resources Corp. *	8,300	124,998
Rex Energy Corp. *	7,000	84,245
Rosetta Resources, Inc. *	25,510	1,019,125
RPC, Inc.	20,197	355,063
SandRidge Energy, Inc. *	94,565	703,564
StealthGas, Inc. *	26,800	185,724
Stone Energy Corp. *	43,900	1,020,675
Swift Energy Co. *	23,805	1,015,521
Teekay Tankers Ltd., Class A (b)	41,000	489,950
Tesco Corp. *	18,400	280,876
TETRA Technologies, Inc. *	54,860	622,661
Tsakos Energy Navigation Ltd.	54,830	509,919
Union Drilling, Inc. *	13,900	101,470
USEC, Inc. *	188,700	1,047,285
VAALCO Energy, Inc. *	31,340	228,155
Venoco, Inc. *	6,800	141,848
W&T Offshore, Inc.	36,200	736,670
Willbros Group, Inc. *	28,500	340,860

		39,900,288

Food & Staples Retailing 0.5%
Arden Group, Inc., Class A	1,100	87,153
Ingles Markets, Inc., Class A	16,100	311,857
PriceSmart, Inc.	14,440	526,916
Spartan Stores, Inc.	36,200	524,538
Susser Holdings Corp. *	18,300	263,886
The Andersons, Inc.	18,025	699,009
Village Super Market, Inc., Class A	5,002	157,113

		2,570,472

Food, Beverage & Tobacco 1.7%
Alico, Inc.	3,600	90,396
Alliance One International, Inc. *	100,530	385,030
Cal-Maine Foods, Inc.	7,600	215,536
Calavo Growers, Inc.	5,300	122,324
Central European Distribution Corp. *	20,500	470,270
Coca-Cola Bottling Co.	5,300	286,306
Darling International, Inc. *	35,920	486,716
Diamond Foods, Inc.	6,600	328,482
Farmer Brothers Co.	5,209	67,561
Green Mountain Coffee Roasters, Inc. *	13,980	469,448
Hansen Natural Corp. *	8,755	495,883
Heckmann Corp. *	39,800	192,234
Imperial Sugar Co.	17,300	207,254
J & J Snack Foods Corp.	4,535	192,602
Lancaster Colony Corp.	8,665	481,514
Mead Johnson Nutrition Co.	8,200	475,354
MGP Ingredients, Inc.	11,050	104,367
National Beverage Corp.	5,000	67,250
Omega Protein Corp. *	26,400	215,424
Reddy Ice Holdings, Inc. *	41,610	144,803

6

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sanderson Farms, Inc.	12,300	505,653
Smart Balance, Inc. *	33,100	132,566
Snyders-Lance, Inc.	26,560	550,855
The Boston Beer Co., Inc., Class A *	3,000	270,030
The Hain Celestial Group, Inc. *	35,170	936,577
Tootsie Roll Industries, Inc.	11,064	306,030
TreeHouse Foods, Inc. *	13,185	630,902
Vector Group Ltd.	29,636	474,472
Zhongpin, Inc. (b)*	7,700	145,530

		9,451,369

Health Care Equipment & Services 4.4%
Air Methods Corp. *	7,900	404,796
Align Technology, Inc. *	9,400	195,802
Alliance HealthCare Services, Inc. *	36,275	151,992
Allied Healthcare International, Inc. *	36,900	89,298
Allscripts Healthcare Solutions, Inc. *	27,744	585,676
Amedisys, Inc. *	8,370	285,333
America Service Group, Inc.	8,000	134,960
American Dental Partners, Inc. *	10,400	132,184
American Medical Systems Holdings, Inc. *	15,615	304,805
AMN Healthcare Services, Inc. *	46,345	268,801
AmSurg Corp. *	25,725	542,026
Analogic Corp.	4,265	217,814
AngioDynamics, Inc. *	13,600	220,252
Assisted Living Concepts, Inc., Class A *	7,320	240,974
Bio-Reference Laboratories, Inc. *	8,400	193,956
BioScrip, Inc. *	40,000	207,200
Cantel Medical Corp.	5,000	106,450
Capital Senior Living Corp. *	22,100	150,943
Catalyst Health Solutions, Inc. *	13,000	564,200
Chemed Corp.	7,495	466,414
Computer Programs & Systems, Inc.	1,600	83,040
CONMED Corp. *	18,995	495,959
CorVel Corp. *	2,601	131,298
Cross Country Healthcare, Inc. *	26,265	189,108
Emdeon, Inc., Class A *	7,000	102,830
Emeritus Corp. *	14,600	278,860
Ensign Group, Inc.	2,720	65,715
Five Star Quality Care, Inc. *	73,900	462,614
Gen-Probe, Inc. *	12,615	793,357
Gentiva Health Services, Inc. *	19,825	456,371
Greatbatch, Inc. *	13,420	316,041
Haemonetics Corp. *	8,200	486,588
Hanger Orthopedic Group, Inc. *	12,100	248,655
Healthways, Inc. *	21,060	252,088
HMS Holdings Corp. *	2,300	147,982
ICU Medical, Inc. *	3,650	142,569
IDEXX Laboratories, Inc. *	10,700	767,190
Immucor, Inc. *	14,800	292,596
Integra LifeSciences Holdings *	5,820	269,932
Invacare Corp.	20,365	562,889
Landauer, Inc.	2,650	153,833
LCA-Vision, Inc. *	12,530	84,828
LHC Group, Inc. *	3,760	100,016
Masimo Corp.	5,500	164,863
MedAssets, Inc. *	9,500	186,485
MedCath Corp. *	38,280	512,569
Medical Action Industries, Inc. *	8,500	68,850
MedQuist, Inc.	8,700	81,084
Meridian Bioscience, Inc.	6,125	134,383
Merit Medical Systems, Inc. *	9,320	137,656
Molina Healthcare, Inc. *	14,205	435,525
MWI Veterinary Supply, Inc. *	7,200	447,552
National Healthcare Corp.	5,550	245,699
Natus Medical, Inc. *	10,800	162,648
Omnicell, Inc. *	13,700	190,910
Orthofix International N.V. *	5,960	170,456
PharMerica Corp. *	20,940	236,831
Providence Service Corp. *	6,800	96,764
PSS World Medical, Inc. *	27,070	645,078
Quality Systems, Inc.	3,230	257,883
RehabCare Group, Inc. *	9,045	222,145
ResMed, Inc. *	20,140	634,209
RTI Biologics, Inc. *	28,600	76,648
Select Medical Holdings Corp. *	20,300	136,822
Sirona Dental Systems, Inc. *	11,190	490,234
Skilled Healthcare Group, Inc., Class A *	50,360	540,866
SonoSite, Inc. *	3,380	113,433
STERIS Corp.	20,110	700,230
Sun Healthcare Group, Inc. *	31,233	390,256
Sunrise Senior Living, Inc. *	155,900	1,247,200
SurModics, Inc. *	5,960	70,328
Symmetry Medical, Inc. *	15,670	149,962
Syneron Medical Ltd. *	10,000	106,200
Team Health Holdings, Inc. *	6,400	98,944
The Cooper Cos., Inc.	18,985	1,088,600
Thoratec Corp. *	7,900	186,361
TomoTherapy, Inc. *	24,500	81,830
Triple-S Management Corp., Class B *	33,500	618,410
VCA Antech, Inc. *	30,275	693,903
Volcano Corp. *	4,000	105,040
West Pharmaceutical Services, Inc.	12,640	505,474
Wright Medical Group, Inc. *	7,840	116,502
Zoll Medical Corp. *	7,725	319,429

		25,216,497

Household & Personal Products 0.7%
American Oriental Bioengineering, Inc. (b)*	48,500	112,035
Central Garden & Pet Co. *	17,300	167,983
Central Garden & Pet Co., Class A *	51,830	491,348
Elizabeth Arden, Inc. *	23,970	613,392
Herbalife Ltd.	17,605	1,150,135
Inter Parfums, Inc.	5,050	90,092
Mannatech, Inc. *	20,000	35,600
Nu Skin Enterprises, Inc., Class A	21,510	647,021
Nutraceutical International Corp. *	6,400	88,768
Prestige Brands Holdings, Inc. *	20,510	226,430
Revlon, Inc., Class A *	6,300	61,362
USANA Health Sciences, Inc. *	4,530	171,778
WD-40 Co.	6,915	272,244

		4,128,188

Insurance 2.4%
Alterra Capital Holdings Ltd.	28,155	606,740

 7

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Equity Investment Life Holding Co.	59,515	754,650
American Safety Insurance Holdings Ltd. *	9,300	186,558
AMERISAFE, Inc. *	11,500	204,815
AmTrust Financial Services, Inc.	8,180	151,412
Argo Group International Holdings Ltd.	17,859	636,138
Assured Guaranty Ltd.	34,055	492,435
Baldwin & Lyons, Inc., Class B	4,900	110,103
Citizens, Inc. *	11,680	83,278
CNA Surety Corp. *	11,120	267,214
Crawford & Co., Class B *	22,915	85,015
Donegal Group, Inc., Class A	9,500	123,025
EMC Insurance Group, Inc.	4,600	103,362
Employers Holdings, Inc.	27,400	460,046
Enstar Group Ltd. *	2,610	216,030
FBL Financial Group, Inc., Class A	15,100	419,931
First Mercury Financial Corp.	8,800	144,760
Flagstone Reinsurance Holdings S.A.	20,800	255,008
FPIC Insurance Group, Inc. *	7,125	254,790
Global Indemnity plc *	19,470	387,745
Greenlight Capital Re Ltd., Class A *	6,000	169,620
Hallmark Financial Services, Inc. *	13,400	113,766
Harleysville Group, Inc.	15,335	541,786
Hilltop Holdings, Inc. *	16,570	162,552
Horace Mann Educators Corp.	34,790	601,171
Infinity Property & Casualty Corp.	10,665	637,127
Kansas City Life Insurance Co.	2,977	93,924
Maiden Holdings Ltd.	29,400	235,200
Meadowbrook Insurance Group, Inc.	23,700	224,913
National Financial Partners Corp. *	45,885	581,822
National Interstate Corp.	5,200	109,304
National Western Life Insurance Co., Class A	2,200	380,556
Presidential Life Corp.	26,145	247,855
RLI Corp.	10,850	584,489
Safety Insurance Group, Inc.	12,705	604,631
Seabright Holdings, Inc.	26,300	255,373
State Auto Financial Corp.	10,230	156,007
Stewart Information Services Corp.	29,000	330,890
Symetra Financial Corp.	16,400	216,972
The Navigators Group, Inc. *	7,765	380,019
Tower Group, Inc.	8,000	208,320
United Fire & Casualty Co.	16,460	329,941
Universal Insurance Holdings, Inc.	9,200	49,864
Validus Holdings Ltd.	25,058	761,763

		13,920,920

Materials 5.9%
A. M. Castle & Co. *	21,878	343,266
A. Schulman, Inc.	25,733	549,399
AEP Industries, Inc. *	4,740	131,251
AMCOL International Corp.	12,620	377,590
American Vanguard Corp.	12,100	100,309
Arch Chemicals, Inc.	18,490	670,078
Boise, Inc.	92,000	827,080
Brush Engineered Materials, Inc. *	17,360	607,253
Buckeye Technologies, Inc.	28,980	729,137
Calgon Carbon Corp. *	8,200	116,932
Carpenter Technology Corp.	24,080	990,892
Clearwater Paper Corp. *	3,980	314,738
Coeur d’Alene Mines Corp. *	52,400	1,225,112
Compass Minerals International, Inc.	6,530	599,911
Deltic Timber Corp.	3,600	215,964
Eagle Materials, Inc.	25,570	741,530
Ferro Corp. *	90,530	1,395,973
General Steel Holdings, Inc. (b)*	62,600	160,256
Georgia Gulf Corp. *	45,024	1,198,989
Globe Specialty Metals, Inc.	15,800	290,088
H.B. Fuller Co.	28,980	660,454
Haynes International, Inc.	9,376	456,799
Headwaters, Inc. *	112,280	590,593
Hecla Mining Co. *	61,245	551,205
Horsehead Holding Corp. *	23,400	297,414
Innophos Holdings, Inc.	8,550	283,603
Innospec, Inc. *	23,880	480,466
Intrepid Potash, Inc. *	9,300	336,102
Kaiser Aluminum Corp.	9,580	457,062
KapStone Paper & Packaging Corp. *	11,200	190,736
Koppers Holdings, Inc.	12,760	491,005
Kraton Performance Polymers, Inc. *	16,000	502,240
Landec Corp. *	13,900	87,014
LSB Industries, Inc. *	10,220	307,826
Mercer International, Inc. (b)*	80,200	685,710
Minerals Technologies, Inc.	10,210	643,434
Myers Industries, Inc.	23,005	210,266
Neenah Paper, Inc.	15,565	299,782
NewMarket Corp.	5,695	722,468
NL Industries, Inc.	9,565	127,693
Olympic Steel, Inc.	12,000	328,440
OM Group, Inc. *	23,835	862,350
Omnova Solutions, Inc. *	32,080	225,522
P.H. Glatfelter Co.	28,545	343,396
Penford Corp. *	9,200	54,372
PolyOne Corp. *	97,400	1,280,810
Qiao Xing Universal Resources, Inc. (b)*	82,700	202,615
Quaker Chemical Corp.	10,500	402,990
Royal Gold, Inc.	6,450	299,280
RTI International Metals, Inc. *	18,980	548,332
Schnitzer Steel Industries, Inc., Class A	17,710	1,092,707
Schweitzer-Mauduit International, Inc.	9,186	550,792
Sensient Technologies Corp.	31,345	1,062,909
ShengdaTech, Inc. (b)*	14,400	60,048
Solutia, Inc. *	44,840	1,050,153
Spartech Corp. *	38,365	320,348
Stepan Co.	7,565	548,614
Stillwater Mining Co. *	15,270	331,054
STR Holdings, Inc. (b)*	5,200	95,056
Sutor Technology Group Ltd. (b)*	40,500	81,000
Terra Nova Royalty Corp. *	39,700	302,911
Texas Industries, Inc.	14,885	591,381
Titanium Metals Corp. *	32,050	604,142
United States Lime & Minerals, Inc. *	2,500	99,450
Universal Stainless & Alloy Products, Inc. *	5,300	169,600
US Gold Corp. *	42,700	273,280
Valhi, Inc.	6,900	142,416

8

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Verso Paper Corp. *	24,600	114,882
Walter Energy, Inc.	5,875	765,336
Wausau Paper Corp.	47,010	402,876
Zep, Inc.	5,000	90,350
Zoltek Cos., Inc. *	18,900	211,302

		33,476,334

Media 2.0%
AH Belo Corp., Class A *	19,000	154,090
Arbitron, Inc.	9,360	390,218
Belo Corp., Class A *	102,600	691,524
Carmike Cinemas, Inc. *	13,175	86,164
Cinemark Holdings, Inc.	13,000	220,350
CKX, Inc. *	22,995	73,124
CTC Media, Inc.	8,500	187,935
Entercom Communications Corp., Class A *	46,900	459,620
Entravision Communications Corp., Class A *	68,955	148,943
Fisher Communications, Inc. *	6,300	152,082
Global Sources Ltd. *	12,368	122,320
Gray Television, Inc. *	177,100	350,658
Harte-Hanks, Inc.	31,835	396,982
John Wiley & Sons, Inc., Class A	17,715	814,004
Journal Communications, Inc., Class A *	71,815	344,712
Knology, Inc. *	10,600	155,078
Lee Enterprises, Inc. (b)*	146,650	422,352
Liberty Media Corp - Capital, Series A *	10,000	656,600
LIN TV Corp., Class A *	46,833	225,735
Lions Gate Entertainment Corp. *	94,800	587,760
LodgeNet Interactive Corp. *	24,950	85,828
Martha Stewart Living Omnimedia, Inc., Class A (b)*	17,700	68,499
Media General, Inc., Class A (b)*	50,570	253,861
Mediacom Communications Corp., Class A *	65,140	570,952
Morningstar, Inc.	4,735	252,944
Playboy Enterprises, Inc., Class B *	27,400	168,236
PRIMEDIA, Inc.	22,500	118,575
Radio One, Inc., Class D (b)*	50,330	62,913
Scholastic Corp.	24,800	737,304
Sinclair Broadcast Group, Inc., Class A	67,519	592,142
The McClatchy Co., Class A (b)*	183,000	933,300
Valassis Communications, Inc. *	21,885	663,991
World Wrestling Entertainment, Inc., Class A (b)	40,700	490,435

		11,639,231

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Accelrys, Inc. *	23,176	190,507
Affymetrix, Inc. *	27,990	135,752
Albany Molecular Research, Inc. *	12,100	60,379
Alexion Pharmaceuticals, Inc. *	5,200	435,864
Alkermes, Inc. *	19,400	250,454
Bruker Corp. *	10,185	178,237
Cambrex Corp. *	104,129	474,828
Caraco Pharmaceutical Laboratories Ltd. *	14,400	68,112
Celera Corp. *	30,285	187,313
Cubist Pharmaceuticals, Inc. *	11,940	261,964
Dionex Corp. *	3,250	383,435
Emergent Biosolutions, Inc. *	7,400	157,176
Enzon Pharmaceuticals, Inc. *	12,300	137,760
eResearch Technology, Inc. *	26,600	171,038
Illumina, Inc. *	13,460	933,316
K-V Pharmaceutical Co., Class A (b)*	117,864	189,761
Kendle International, Inc. *	9,400	106,784
Luminex Corp. *	5,500	93,390
Martek Biosciences Corp. *	18,640	585,482
Medicis Pharmaceutical Corp., Class A	17,625	448,204
Myriad Genetics, Inc. *	10,040	200,398
Onyx Pharmaceuticals, Inc. *	3,500	123,498
Par Pharmaceutical Cos., Inc. *	13,970	499,008
PAREXEL International Corp. *	23,120	536,615
PDL BioPharma, Inc.	89,550	442,377
Perrigo Co.	15,280	1,111,467
Salix Pharmaceuticals Ltd. *	4,995	204,645
Techne Corp.	4,765	328,547
The Medicines Co. *	12,820	201,018
United Therapeutics Corp. *	3,820	259,684
ViroPharma, Inc. *	28,760	471,664

		9,828,677

Real Estate 8.0%
Acadia Realty Trust	17,274	319,224
Agree Realty Corp.	5,500	127,875
Alexander’s, Inc.	320	129,501
American Campus Communities, Inc.	19,260	622,868
American Capital Agency Corp.	26,900	771,761
Anworth Mortgage Asset Corp.	65,955	453,111
Arbor Realty Trust, Inc. *	74,700	452,682
Ashford Hospitality Trust *	135,085	1,317,079
Associated Estates Realty Corp.	16,200	239,922
Avatar Holdings, Inc. *	13,945	278,482
Capital Trust, Inc., Class A (b)*	107,300	197,432
CapLease, Inc.	75,000	414,000
Capstead Mortgage Corp.	54,650	694,601
Cedar Shopping Centers, Inc.	62,945	380,817
Chimera Investment Corp.	277,000	1,163,400
Cogdell Spencer, Inc.	20,400	123,420
Cousins Properties, Inc.	81,583	695,087
DCT Industrial Trust, Inc.	151,700	840,418
DiamondRock Hospitality Co. *	95,487	1,158,257
Digital Realty Trust, Inc. (b)	15,610	849,184
DuPont Fabros Technology, Inc.	12,900	295,668
EastGroup Properties, Inc.	12,450	542,695
Education Realty Trust, Inc.	58,700	457,860
Entertainment Properties Trust	20,730	954,202
Equity Lifestyle Properties, Inc.	5,670	322,510
Equity One, Inc.	25,000	466,250
Extra Space Storage, Inc.	51,865	997,364
FelCor Lodging Trust, Inc. *	281,850	1,981,405
First Potomac Realty Trust	35,200	566,720
Forest City Enterprises, Inc., Class A *	62,460	1,056,199

 9

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Forestar Group, Inc. *	12,760	238,102
Franklin Street Properties Corp.	37,420	560,926
Getty Realty Corp.	8,960	260,198
Gladstone Commercial Corp.	6,600	121,374
Glimcher Realty Trust	173,525	1,528,755
Government Properties Income Trust	6,800	176,120
Grubb & Ellis Co. (b)*	52,900	60,835
Hatteras Financial Corp.	17,900	511,582
Healthcare Realty Trust, Inc.	37,400	785,400
Hersha Hospitality Trust	105,140	692,873
HomeBanc Corp. (c)(d)*	6,875	—
Inland Real Estate Corp.	68,230	633,174
Institutional Financial Markets, Inc.	16,900	76,388
Investors Real Estate Trust	42,825	382,855
Kilroy Realty Corp.	32,915	1,255,378
Kite Realty Group Trust	59,080	311,942
LaSalle Hotel Properties	37,540	1,042,486
LTC Properties, Inc.	8,730	238,678
Medical Properties Trust, Inc.	51,400	564,372
Mid-America Apartment Communities, Inc.	15,945	1,016,494
Mission West Properties, Inc.	23,800	163,268
Monmouth Real Estate Investment Corp., Class A	14,100	116,043
MPG Office Trust, Inc. *	235,320	865,978
National Health Investors, Inc.	10,235	468,047
NorthStar Realty Finance Corp.	167,532	869,491
OMEGA Healthcare Investors, Inc.	29,590	659,265
One Liberty Properties, Inc.	15,203	245,985
Parkway Properties, Inc.	28,120	475,228
Post Properties, Inc.	43,120	1,596,734
Potlatch Corp.	13,500	501,525
PS Business Parks, Inc.	6,550	381,275
RAIT Financial Trust	336,763	852,010
Ramco-Gershenson Properties Trust	41,970	539,734
Resource Capital Corp.	51,600	367,908
Sabra Health Care REIT, Inc.	29,933	557,053
Saul Centers, Inc.	5,405	255,927
Sovran Self Storage, Inc.	16,870	648,483
Strategic Hotel & Resorts, Inc. *	223,655	1,232,339
Sun Communities, Inc.	17,855	591,358
Sunstone Hotel Investors, Inc. *	104,165	1,063,525
Tanger Factory Outlet Centers, Inc.	18,380	479,902
Taubman Centers, Inc.	14,995	784,988
The St. Joe Co. (b)*	24,970	684,428
U-Store-It Trust	78,675	760,000
Universal Health Realty Income Trust	3,400	123,590
Urstadt Biddle Properties	6,500	105,495
Urstadt Biddle Properties, Class A	13,295	258,056
Washington Real Estate Investment Trust	27,455	842,319
Winthrop Realty Trust	11,100	136,530

		45,954,410

Retailing 5.5%
1-800-FLOWERS.COM, Inc., Class A *	136,547	374,139
99 Cents Only Stores *	18,240	271,776
Aeropostale, Inc. *	18,055	435,487
AMCON Distributing Co.	1,600	125,552
America’s Car-Mart, Inc. *	4,000	99,760
Ascena Retail Group, Inc. *	29,871	809,803
Audiovox Corp., Class A *	25,820	185,388
bebe stores, Inc.	15,090	84,730
Big 5 Sporting Goods Corp.	15,640	198,315
Blue Nile, Inc. (b)*	1,700	96,645
Books-A-Million, Inc.	21,100	120,059
Borders Group, Inc. *	338,500	247,105
Brown Shoe Co., Inc.	45,542	577,017
Build-A-Bear Workshop, Inc. *	37,050	283,803
Cache, Inc. *	19,600	73,696
Casual Male Retail Group, Inc. *	41,600	174,720
Christopher & Banks Corp.	29,440	168,102
Citi Trends, Inc. *	3,900	89,310
Coldwater Creek, Inc. *	45,660	132,871
Conn’s, Inc. (b)*	77,189	341,175
Destination Maternity Corp. *	7,400	299,922
drugstore.com, Inc. *	50,500	89,133
DSW, Inc., Class A *	20,525	683,277
Fred’s, Inc., Class A	42,270	567,686
Genesco, Inc. *	25,300	939,389
Guess?, Inc.	6,055	259,033
Haverty Furniture Cos., Inc.	18,800	226,352
hhgregg, Inc. *	6,300	115,479
Hibbett Sports, Inc. *	9,085	290,902
Hot Topic, Inc.	46,500	252,495
HSN, Inc. *	28,400	799,744
J. Crew Group, Inc. *	9,850	427,687
Jo-Ann Stores, Inc. *	13,350	805,405
Jos. A. Bank Clothiers, Inc. *	12,085	516,392
Kirkland’s, Inc. *	4,522	59,894
Lithia Motors, Inc., Class A	101,535	1,370,722
LKQ Corp. *	37,000	893,920
Lumber Liquidators Holdings, Inc. *	3,800	106,172
MarineMax, Inc. *	28,000	253,120
Monro Muffler Brake, Inc.	7,440	246,115
Netflix, Inc. *	9,755	2,088,350
New York & Co, Inc. *	34,200	191,178
NutriSystem, Inc.	10,330	195,857
Orbitz Worldwide, Inc. *	37,600	192,888
Overstock.com, Inc. *	6,960	103,843
Pacific Sunwear of California, Inc. *	133,630	569,264
Pier 1 Imports, Inc. *	64,885	607,972
Pool Corp.	29,480	718,722
Priceline.com, Inc. *	3,320	1,422,686
Retail Ventures, Inc. *	51,000	769,080
Sally Beauty Holdings, Inc. *	40,665	535,151
Select Comfort Corp. *	34,170	347,167
Shoe Carnival, Inc. *	9,700	240,075
Shutterfly, Inc. *	7,200	239,688
Stage Stores, Inc.	37,355	579,003
Stein Mart, Inc.	37,115	290,796
Syms Corp. (b)*	12,800	80,896
Systemax, Inc. *	9,545	130,385
The Bon-Ton Stores, Inc. (b)*	46,211	512,480
The Buckle, Inc.	11,622	415,487
The Cato Corp., Class A	19,395	474,014
The Children’s Place Retail Stores, Inc. *	18,660	781,667
The Finish Line, Inc., Class A	37,152	571,769
The Men’s Wearhouse, Inc.	36,855	965,970

10

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Pep Boys - Manny, Moe & Jack	65,215	909,097
The Talbots, Inc. *	18,780	102,539
TravelCenters of America L.L.C. *	132,700	559,994
Tuesday Morning Corp. *	34,530	170,924
Ulta Salon, Cosmetics & Fragrance, Inc. *	16,300	603,752
ValueVision Media, Inc., Class A *	37,320	231,011
Vitamin Shoppe, Inc. *	6,400	203,072
West Marine, Inc. *	18,680	238,917
Wet Seal, Inc., Class A *	47,660	162,997
Weyco Group, Inc.	5,200	120,276
Zale Corp. (b)*	140,700	657,069
Zumiez, Inc. *	8,780	203,872

		31,280,200

Semiconductors & Semiconductor Equipment 4.5%
Advanced Energy Industries, Inc. *	17,120	264,418
ANADIGICS, Inc. *	25,000	170,750
Applied Micro Circuits Corp. *	13,240	130,282
Atheros Communications *	11,145	496,956
Atmel Corp. *	176,800	2,393,872
ATMI, Inc. *	14,615	301,069
Avago Technologies Ltd.	31,800	912,978
Axcelis Technologies, Inc. *	134,160	465,535
Brooks Automation, Inc. *	25,490	299,253
Cabot Microelectronics Corp. *	8,930	402,832
Canadian Solar, Inc. (b)*	13,400	187,868
Cirrus Logic, Inc. *	19,735	415,027
Cohu, Inc.	9,910	148,055
Cree, Inc. *	11,895	600,579
Cymer, Inc. *	12,520	608,347
Cypress Semiconductor Corp. *	41,505	898,583
Diodes, Inc. *	11,097	285,637
DSP Group, Inc. *	20,440	153,096
Energy Conversion Devices, Inc. (b)*	36,730	149,858
Entegris, Inc. *	72,145	551,909
Evergreen Solar, Inc. (b)*	23,000	51,750
Exar Corp. *	11,815	75,852
FEI Co. *	17,420	474,695
FormFactor, Inc. *	15,265	130,516
Hittite Microwave Corp. *	3,255	194,584
Integrated Device Technology, Inc. *	88,380	563,864
International Rectifier Corp. *	35,900	1,149,877
Intersil Corp., Class A	53,900	814,968
IXYS Corp. *	9,700	109,901
Kulicke & Soffa Industries, Inc. *	29,780	290,355
Lattice Semiconductor Corp. *	43,100	268,513
Micrel, Inc.	11,850	158,672
Microsemi Corp. *	26,445	594,748
MKS Instruments, Inc. *	26,550	762,250
Monolithic Power Systems *	8,300	121,761
Netlogic Microsystems, Inc. *	4,290	149,549
OmniVision Technologies, Inc. *	25,380	655,565
Pericom Semiconductor Corp. *	9,900	99,297
Photronics, Inc. *	85,825	565,587
PMC-Sierra, Inc. *	59,225	463,139
Power Integrations, Inc.	3,360	124,085
RF Micro Devices, Inc. *	86,145	578,894
Semtech Corp. *	17,205	375,671
Sigma Designs, Inc. *	12,150	169,250
Silicon Image, Inc. *	83,660	573,908
Silicon Laboratories, Inc. *	5,490	244,195
Skyworks Solutions, Inc. *	44,610	1,417,260
Standard Microsystems Corp. *	13,890	334,054
SunPower Corp., Class A (b)*	15,900	213,696
SunPower Corp., Class B *	14,269	188,351
Supertex, Inc. *	3,600	82,476
Teradyne, Inc. *	59,400	990,792
Tessera Technologies, Inc. *	23,090	399,919
Trident Microsystems, Inc. *	38,200	56,918
TriQuint Semiconductor, Inc. *	47,860	629,838
Ultra Clean Holdings, Inc. *	10,800	135,000
Ultratech, Inc. *	7,200	162,252
Varian Semiconductor Equipment Associates, Inc. *	17,312	769,518
Veeco Instruments, Inc. (b)*	6,860	296,764
Verigy Ltd. *	33,420	445,823
Zoran Corp. *	28,035	266,052

		25,987,063

Software & Services 7.2%
ACI Worldwide, Inc. *	10,900	288,741
Acxiom Corp. *	43,215	744,594
Advent Software, Inc. *	7,720	228,203
Ancestry.com, Inc. *	5,300	188,680
ANSYS, Inc. *	14,900	781,505
Ariba, Inc. *	20,145	565,873
AsiaInfo-Linkage, Inc. *	7,500	160,950
Blackbaud, Inc.	8,000	210,320
Blackboard, Inc. *	4,020	156,217
Cadence Design Systems, Inc. *	98,500	854,980
Cardtronics, Inc. *	32,700	558,843
Cass Information Systems, Inc.	3,100	112,375
CDC Corp., Class A *	30,363	96,554
CIBER, Inc. *	117,470	535,663
Compuware Corp. *	107,900	1,156,688
Concur Technologies, Inc. *	6,300	321,489
CSG Systems International, Inc. *	13,045	253,725
DealerTrack Holdings, Inc. *	11,395	225,222
Deltek, Inc. *	9,600	68,256
Dice Holdings, Inc. *	7,400	96,644
Digital River, Inc. *	16,550	525,297
Dynamics Research Corp. *	9,600	129,312
EarthLink, Inc.	80,375	685,599
Epicor Software Corp. *	28,165	291,789
EPIQ Systems, Inc.	16,670	214,210
Equinix, Inc. *	9,407	831,767
Euronet Worldwide, Inc. *	25,495	466,304
Exlservice Holdings, Inc. *	7,200	137,232
FactSet Research Systems, Inc.	6,165	621,432
Fair Isaac Corp.	17,305	439,201
Forrester Research, Inc.	4,125	147,015
Gartner, Inc. *	13,600	481,712
Genpact Ltd. *	40,550	613,522
GigaMedia Ltd. *	43,200	52,704
Global Cash Access Holdings, Inc. *	29,935	91,302
Global Payments, Inc.	17,070	806,387
GSI Commerce, Inc. *	18,880	434,995
Heartland Payment Systems, Inc.	19,765	312,287
iGATE Corp.	5,900	90,860
Informatica Corp. *	14,155	656,792
InfoSpace, Inc. *	11,900	97,342

 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Internap Network Services Corp. *	27,200	198,288
j2 Global Communications, Inc. *	9,785	270,066
Jack Henry & Associates, Inc.	30,780	909,857
JDA Software Group, Inc. *	10,185	307,383
Kenexa Corp. *	11,400	236,436
Lawson Software, Inc. *	51,700	485,980
Lender Processing Services, Inc.	19,200	609,408
Lionbridge Technologies, Inc. *	32,800	125,952
Liquidity Services, Inc. *	7,700	109,879
Manhattan Associates, Inc. *	6,495	191,667
ManTech International Corp., Class A *	13,300	534,727
MAXIMUS, Inc.	4,845	328,733
Mentor Graphics Corp. *	55,620	708,321
MICROS Systems, Inc. *	19,340	884,612
MicroStrategy, Inc., Class A *	2,728	290,150
ModusLink Global Solutions, Inc. *	35,475	217,462
Monotype Imaging Holdings, Inc. *	7,400	83,139
NCI, Inc., Class A *	3,400	71,400
Ness Technologies, Inc. *	36,400	218,036
Net 1 UEPS Technologies, Inc. *	14,760	170,626
NetScout Systems, Inc. *	8,100	185,652
NeuStar, Inc., Class A *	17,775	476,903
Novell, Inc. *	133,115	801,352
Openwave Systems, Inc. *	56,435	114,563
Parametric Technology Corp. *	35,240	783,385
Perficient, Inc. *	8,600	100,534
PRGX Global, Inc. *	14,600	91,104
Progress Software Corp. *	22,425	642,252
Quest Software, Inc. *	25,480	657,894
Rackspace Hosting, Inc. *	12,920	432,949
Radiant Systems, Inc. *	12,400	226,300
RealNetworks, Inc. *	37,445	140,793
Red Hat, Inc. *	15,600	644,592
Renaissance Learning, Inc.	6,640	70,450
Rovi Corp. *	22,369	1,381,509
S1 Corp. *	17,400	112,056
Salesforce.com, Inc. *	5,035	650,220
Sapient Corp.	20,380	243,541
SAVVIS, Inc. *	14,660	451,088
SINA Corp. *	9,780	833,745
Sohu.com, Inc. *	7,100	550,818
Solera Holdings, Inc.	13,660	714,828
SRA International, Inc., Class A *	26,815	715,424
StarTek, Inc. *	19,400	106,700
Synchronoss Technologies, Inc. *	4,800	136,608
Syntel, Inc.	4,855	270,763
Take-Two Interactive Software, Inc. *	55,555	693,049
Taleo Corp., Class A *	6,300	185,598
TeleCommunication Systems, Inc., Class A *	28,300	115,747
TeleTech Holdings, Inc. *	20,610	441,260
Telvent GIT, S.A. (b)*	3,300	94,842
The Knot, Inc. *	16,100	178,388
THQ, Inc. *	94,710	550,265
TIBCO Software, Inc. *	57,630	1,266,707
TNS, Inc. *	10,195	180,248
Tyler Technologies, Inc. *	4,580	95,035
United Online, Inc.	66,327	468,932
ValueClick, Inc. *	35,280	494,273
VeriFone Systems, Inc. *	12,100	483,274
VistaPrint N.V. *	2,420	122,549
WebMD Health Corp. *	7,984	417,404
Websense, Inc. *	5,590	107,104
Wright Express Corp. *	25,200	1,192,464

		41,307,867

Technology Hardware & Equipment 5.9%
Acme Packet, Inc. *	5,100	274,278
ADTRAN, Inc.	19,645	807,999
Agilysys, Inc. *	15,322	87,795
Anaren, Inc. *	7,800	160,212
Arris Group, Inc. *	67,705	844,958
Aviat Networks, Inc. *	46,160	239,570
Avid Technology, Inc. *	28,525	474,941
Bel Fuse, Inc., Class B	4,300	93,783
Black Box Corp.	14,140	497,587
Blue Coat Systems, Inc. *	6,800	195,908
Checkpoint Systems, Inc. *	23,380	483,265
China Security & Surveillance Technology, Inc. (b)*	19,900	94,923
Ciena Corp. *	21,660	477,170
Cognex Corp.	14,265	447,065
Cogo Group, Inc. *	13,500	118,260
Coherent, Inc. *	12,040	644,742
Comtech Telecommunications Corp.	15,570	436,894
CPI International, Inc. *	8,000	155,200
CTS Corp.	27,795	315,195
Daktronics, Inc.	23,265	355,257
DG Fastchannel, Inc. *	5,600	153,496
Digi International, Inc. *	13,100	138,729
Electro Rent Corp.	11,005	162,434
Electro Scientific Industries, Inc. *	18,935	315,646
Electronics for Imaging, Inc. *	30,602	458,418
EMS Technologies, Inc. *	11,700	214,461
Emulex Corp. *	33,165	378,413
Extreme Networks, Inc. *	63,065	206,853
F5 Networks, Inc. *	9,540	1,033,945
FARO Technologies, Inc. *	7,000	212,240
Finisar Corp. *	15,430	513,819
Gerber Scientific, Inc. *	35,700	272,391
Globecomm Systems, Inc. *	10,500	99,330
Harmonic, Inc. *	39,500	333,380
Hutchinson Technology, Inc. *	42,000	139,020
Hypercom Corp. *	25,000	223,500
Imation Corp. *	77,585	783,608
Infinera Corp. *	17,000	124,695
InterDigital, Inc. *	9,900	476,685
Intermec, Inc. *	19,335	219,646
Intevac, Inc. *	5,600	77,000
IPG Photonics Corp. *	2,860	99,099
Itron, Inc. *	11,325	657,076
Ixia *	10,215	160,682
JDS Uniphase Corp. *	55,600	943,532
L-1 Identity Solutions, Inc. *	46,260	551,882
Littelfuse, Inc.	8,845	453,572
Loral Space & Communications, Inc. *	7,350	547,355
Measurement Specialties, Inc. *	7,800	210,132
Mercury Computer Systems, Inc. *	11,500	217,120
Methode Electronics, Inc.	16,530	195,385
MTS Systems Corp.	7,080	264,898
Multi-Fineline Electronix, Inc. *	4,820	139,298

12

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nam Tai Electronics, Inc.	81,740	528,040
National Instruments Corp.	13,095	554,049
NETGEAR, Inc. *	12,150	421,058
Newport Corp. *	20,130	353,282
Novatel Wireless, Inc. *	21,200	152,852
Oplink Communications, Inc. *	5,800	143,724
Opnext, Inc. *	46,000	85,560
Orbotech Ltd. *	25,100	356,671
OSI Systems, Inc. *	7,090	269,349
Park Electrochemical Corp.	10,010	304,905
PC Connection, Inc. *	12,000	106,200
PC Mall, Inc. *	19,300	135,100
Plantronics, Inc.	14,310	506,574
Plexus Corp. *	18,480	499,699
Polycom, Inc. *	27,370	1,200,174
Power-One, Inc. (b)*	40,000	428,000
Powerwave Technologies, Inc. *	168,020	586,390
Pulse Electronics Corp.	73,110	373,592
QLogic Corp. *	37,480	667,519
Quantum Corp. *	87,100	234,299
RadiSys Corp. *	13,500	114,210
Riverbed Technology, Inc. *	13,500	484,245
Rofin-Sinar Technologies, Inc. *	15,810	618,171
Rogers Corp. *	6,720	287,482
ScanSource, Inc. *	24,440	884,972
SeaChange International, Inc. *	12,000	99,360
Silicon Graphics International Corp. *	15,860	157,331
Smart Modular Technologies (WWH), Inc. *	37,600	254,176
Sonus Networks, Inc. *	90,270	248,243
STEC, Inc. (b)*	9,000	184,410
Super Micro Computer, Inc. *	10,100	142,158
Sycamore Networks, Inc.	11,600	241,976
Symmetricom, Inc. *	18,700	116,127
Synaptics, Inc. *	6,905	196,516
Tekelec *	20,835	239,082
TESSCO Technologies, Inc.	7,000	80,640
TTM Technologies, Inc. *	42,300	672,570
UTStarcom, Inc. *	326,200	685,020
ViaSat, Inc. *	12,615	547,428
Westell Technologies, Inc., Class A *	82,533	255,852
X-Rite, Inc. *	16,900	75,374
Xyratex Ltd. *	22,725	302,924
Zebra Technologies Corp., Class A *	20,820	809,898

		33,787,944

Telecommunication Services 1.3%
AboveNet, Inc.	3,200	190,592
Alaska Communication Systems Group, Inc.	54,640	502,688
Atlantic Tele-Network, Inc.	3,200	119,520
Cbeyond, Inc. *	9,760	142,984
Cincinnati Bell, Inc. *	250,415	713,683
Clearwire Corp., Class A (b)*	21,500	113,735
Cogent Communications Group, Inc. *	6,900	94,116
Consolidated Communications Holdings, Inc.	15,500	275,125
General Communication, Inc., Class A *	60,060	727,327
Global Crossing Ltd. *	23,185	309,056
Globalstar, Inc. (b)*	71,180	95,381
Hughes Communications, Inc. *	4,130	252,013
IDT Corp., Class B	46,000	1,059,380
Iridium Communications, Inc. *	12,200	93,696
Neutral Tandem, Inc. *	5,300	80,136
NTELOS Holdings Corp.	13,340	268,934
PAETEC Holding Corp. *	65,700	259,515
Premiere Global Services, Inc. *	44,900	279,727
SBA Communications Corp., Class A *	12,505	510,204
Shenandoah Telecommunications Co.	8,500	142,205
SureWest Communications *	25,170	275,863
USA Mobility, Inc.	42,705	729,401

		7,235,281

Transportation 3.4%
Aegean Marine Petroleum Network, Inc.	14,200	154,780
Air Transport Services Group, Inc. *	93,930	695,082
AirTran Holdings, Inc. *	155,395	1,148,369
Allegiant Travel Co.	2,080	96,803
Arkansas Best Corp.	22,040	563,122
Atlas Air Worldwide Holdings, Inc. *	16,500	838,365
Celadon Group, Inc. *	15,980	234,107
Copa Holdings S.A., Class A	9,300	523,125
Danaos Corp. *	83,600	377,036
Diana Containerships, Inc. *	6,064	75,800
Diana Shipping, Inc. *	29,635	344,062
DryShips, Inc. *	152,620	735,628
Dynamex, Inc. *	7,600	189,164
Eagle Bulk Shipping, Inc. (b)*	71,660	293,089
Euroseas Ltd.	34,000	121,720
Excel Maritime Carriers Ltd. (b)*	48,824	221,173
Forward Air Corp.	11,325	316,081
Genco Shipping & Trading Ltd. *	29,045	335,760
Genesee & Wyoming, Inc., Class A *	15,565	805,489
Global Ship Lease, Inc., Class A (b)*	31,800	205,110
Hawaiian Holdings, Inc. *	25,640	189,480
Heartland Express, Inc.	29,265	468,972
Horizon Lines, Inc., Class A	70,250	347,737
Hub Group, Inc., Class A *	20,910	727,250
International Shipholding Corp.	3,500	87,710
Kirby Corp. *	26,120	1,220,849
Knight Transportation, Inc.	15,725	299,719
Landstar System, Inc.	16,770	694,781
Macquarie Infrastructure Co. L.L.C. *	51,600	1,093,404
Marten Transport Ltd.	10,600	225,886
Navios Maritime Holdings, Inc.	53,500	261,080
OceanFreight, Inc., Class A (b)*	99,933	79,976
Old Dominion Freight Line, Inc. *	33,450	1,076,086
Pacer International, Inc. *	88,160	551,000
Paragon Shipping, Inc., Class A	23,600	72,924
Park-Ohio Holdings Corp. *	18,700	384,472
Patriot Transportation Holding, Inc. *	3,300	93,291
Pinnacle Airlines Corp. *	34,500	248,745
RailAmerica, Inc. *	7,900	98,513
Republic Airways Holdings, Inc. *	119,830	769,309
Safe Bulkers, Inc.	12,100	102,487
Saia, Inc. *	34,500	493,695
Seaspan Corp.	49,500	708,345

 13

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Star Bulk Carriers Corp. (b)	65,400	169,386
TBS International plc, Class A *	55,300	190,785
Ultrapetrol Bahamas Ltd. (b)*	39,900	209,475
Universal Truckload Services, Inc. *	8,700	129,630
USA Truck, Inc. *	12,500	150,000
YRC Worldwide, Inc. (b)*	20,111	81,450

		19,500,302

Utilities 1.8%
ALLETE, Inc.	25,020	923,488
American States Water Co.	12,115	411,910
California Water Service Group	11,940	435,810
Central Vermont Public Service Corp.	11,545	247,871
CH Energy Group, Inc.	14,905	724,532
Chesapeake Utilities Corp.	4,250	166,175
Connecticut Water Service, Inc.	4,000	97,880
El Paso Electric Co. *	32,390	872,910
ITC Holdings Corp.	12,070	792,999
MGE Energy, Inc.	14,600	594,220
Middlesex Water Co.	10,000	177,800
Northwest Natural Gas Co.	16,505	735,463
Ormat Technologies, Inc.	5,200	159,952
Otter Tail Corp.	36,680	831,536
SJW Corp.	7,320	178,901
South Jersey Industries, Inc.	14,640	764,794
The Empire District Electric Co.	31,910	686,703
The Laclede Group, Inc.	22,840	867,920
UIL Holdings Corp.	24,425	737,391
Unitil Corp.	6,600	145,200

		10,553,455

Total Common Stock
(Cost $440,037,452)		565,197,245

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Corporate Bond 0.0% of net assets

Finance 0.0%

Finance Company 0.0%
GAMCO Investors, Inc.
0.00%, 12/31/15 (e)	21,200	12,934

Total Corporate Bond
(Cost $21,232)		12,934

	Number	Value
Security	of Shares	($)

Other Investment Company 0.5% of net assets

Money Fund 0.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	3,103,366	3,103,366

Total Other Investment Company
(Cost $3,103,366)		3,103,366

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.09%, 03/17/11 (a)	25,000	24,996
0.10%, 03/17/11 (a)	100,000	99,985
0.14%, 03/17/11 (a)	400,000	399,938

Total Short-Term Investments
(Cost $524,919)		524,919

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.3% of net assets

State Street Navigator Security Lending Prime Portfolio	12,916,331	12,916,331

Total Collateral Invested for Securities on Loan
(Cost $12,916,331)		12,916,331

End of Collateral Invested for Securities on Loan

At 01/31/11 tax basis cost of the fund’s investments was $448,907,199 and the unrealized appreciation and depreciation were $137,812,423 and ($17,881,158), respectively, with a net unrealized appreciation of $119,931,265.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(e)	Zero Coupon Bond.

REIT —	Real Estate Investment Trust

14

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 03/18/11	70	5,461,400	3,015

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$565,197,245	$—	$—	$565,197,245
Corporate Bond(a)	—	12,934	—	12,934
Other Investment Company(a)	3,103,366	—	—	3,103,366
Short-Term Investments(a)	—	524,919	—	524,919

Total	$568,300,611	$537,853	$—	$568,838,464

Other Financial Instruments
Collateral Invested for Securities on Loan	$12,916,331	$—	$—	$12,916,331
Futures Contract*	3,015	—	—	3,015

 15

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	January 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	In	Out	2011

Rights	$1,287,876	$—	$—	($1,287,876)	$—	$—	$—	$—

Total	$1,287,876	$—	$—	($1,287,876)	$—	$—	$—	$—

On January 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46847JAN11

16

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	290,449,286	338,110,470
0.5%		Preferred Stock	1,194,697	1,705,128
0.0%		Rights	77,940	99,538
0.0%		Warrants	2,194	2,639
1.0%		Other Investment Company	2,936,258	3,269,200
0.4%		Short-Term Investment	1,462,203	1,462,203

99.9%		Total Investments	296,122,578	344,649,178
1.5%		Collateral Invested for Securities on Loan	5,053,333	5,053,333
(1	.4)%	Other Assets and Liabilities, Net		(4,589,962)

100.0%		Total Net Assets		345,112,549

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Australia 4.8%

Banks 1.4%
Australia & New Zealand Banking Group Ltd.	47,072	1,115,592
Commonwealth Bank of Australia	24,805	1,301,662
National Australia Bank Ltd.	52,709	1,300,576
Westpac Banking Corp.	43,306	996,102

		4,713,932

Capital Goods 0.0%
Leighton Holdings Ltd.	1,928	60,757

Commercial & Professional Supplies 0.1%
Brambles Ltd.	22,352	160,410

Consumer Services 0.1%
Crown Ltd.	7,173	61,585
TABCORP Holdings Ltd.	31,755	220,605
Tatts Group Ltd.	34,854	86,223

		368,413

Diversified Financials 0.1%
BGP Holdings plc (a)(b)*	453,854	—
Macquarie Group Ltd.	6,531	265,693

		265,693

Energy 0.2%
Caltex Australia Ltd.	8,316	111,554
Origin Energy Ltd.	12,559	205,984
Santos Ltd.	8,369	113,016
Woodside Petroleum Ltd.	4,908	204,295
WorleyParsons Ltd.	2,762	76,405

		711,254

Food & Staples Retailing 0.4%
Metcash Ltd.	26,178	109,798
Wesfarmers Ltd.	17,759	604,393
Wesfarmers Ltd., Price Protected Shares	2,598	89,533
Woolworths Ltd.	20,824	554,022

		1,357,746

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	7,923	88,764
Foster’s Group Ltd.	34,906	196,873

		285,637

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	5,522	65,710

Insurance 0.4%
AMP Ltd.	41,901	224,006
AXA Asia Pacific Holdings Ltd.	13,351	85,725
Insurance Australia Group Ltd.	55,366	211,168
QBE Insurance Group Ltd.	18,047	315,590
Suncorp Group Ltd.	45,324	390,557

		1,227,046

Materials 1.4%
Alumina Ltd.	48,043	115,129
Amcor Ltd.	29,555	203,084
BHP Billiton Ltd.	54,273	2,414,530
BlueScope Steel Ltd.	85,222	181,463
Boral Ltd.	24,278	116,696
DuluxGroup Ltd.	18,483	49,560
Incitec Pivot Ltd.	27,993	120,548
Newcrest Mining Ltd.	4,737	175,450
OneSteel Ltd.	29,978	81,722
Orica Ltd.	5,801	146,846
Rio Tinto Ltd.	13,642	1,148,297
Sims Metal Management Ltd.	4,577	88,425

		4,841,750

Media 0.0%
Fairfax Media Ltd.	45,941	61,894

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	3,733	138,880

Real Estate 0.4%
CFS Retail Property Trust	37,412	67,622
Dexus Property Group	116,220	96,431
Goodman Group	131,503	87,402
GPT Group	37,567	110,832
Lend Lease Corp., Ltd.	19,266	169,902
Mirvac Group	88,032	109,135
Stockland	55,078	197,926
Westfield Group	41,077	404,277
Westfield Retail Trust	53,776	142,015

		1,385,542

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Telstra Corp., Ltd.	167,168	467,691

Transportation 0.1%
MAP Group	20,464	61,098
Qantas Airways Ltd. *	46,082	110,622
Toll Holdings Ltd.	13,299	78,093
Transurban Group	19,687	102,072

		351,885

Utilities 0.0%
AGL Energy Ltd.	6,456	96,000

		16,560,240

Austria 0.5%

Banks 0.1%
Erste Group Bank AG	6,860	342,743
Raiffeisen Bank International	1,400	82,311

		425,054

Capital Goods 0.1%
Strabag SE	2,225	64,534
Wienerberger AG *	5,248	108,509

		173,043

Energy 0.1%
OMV AG	6,127	271,470

Insurance 0.0%
Vienna Insurance Group AG	932	50,595

Materials 0.1%
Voestalpine AG	7,073	317,313

Real Estate 0.0%
Immofinanz AG *	34,033	149,873

Telecommunication Services 0.1%
Telekom Austria AG	14,893	205,004

Utilities 0.0%
Verbund AG	1,881	75,223

		1,667,575

Belgium 0.9%

Banks 0.2%
Dexia S.A. *	55,567	232,127
KBC GROEP N.V. *	7,982	319,537

		551,664

Diversified Financials 0.1%
Banque Nationale de Belgique	9	41,555
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	1,229	67,878
Groupe Bruxelles Lambert S.A.	1,535	138,168
KBC Ancora *	1,927	35,818

		283,419

Food & Staples Retailing 0.1%
Colruyt S.A.	1,120	57,258
Delhaize Group	3,780	297,471

		354,729

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	7,796	430,161

Insurance 0.2%
Ageas	309,904	878,114

Materials 0.1%
Solvay S.A.	1,287	134,455
Umicore	3,969	203,396

		337,851

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	2,419	86,561

Retailing 0.0%
S.A. D’Ieteren N.V.	980	58,528

Telecommunication Services 0.1%
Belgacom S.A.	4,734	170,022
Mobistar S.A.	1,008	62,906

		232,928

		3,213,955

Canada 5.4%

Automobiles & Components 0.2%
Magna International, Inc.	11,618	678,389

Banks 1.4%
Bank of Montreal (c)	11,813	681,635
Bank of Nova Scotia	18,248	1,028,893
Canadian Imperial Bank of Commerce	7,477	569,502
National Bank of Canada	3,230	225,182
Royal Bank of Canada	21,744	1,165,645
The Toronto-Dominion Bank	14,859	1,112,329

		4,783,186

Capital Goods 0.1%
Bombardier, Inc., Class A	15,700	89,683
Bombardier, Inc., Class B	27,568	156,926
Finning International, Inc.	3,780	110,000

		356,609

Diversified Financials 0.1%
CI Financial Corp.	3,500	74,974
IGM Financial, Inc.	2,020	85,755
Onex Corp.	6,561	210,979

		371,708

Energy 1.1%
Cameco Corp.	2,600	107,780
Canadian Natural Resources Ltd.	11,900	530,619
Cenovus Energy, Inc.	5,609	193,810
Enbridge, Inc.	6,019	348,992
Encana Corp.	21,809	702,828
Husky Energy, Inc.	7,167	193,248
Imperial Oil Ltd.	4,523	201,680
Nexen, Inc.	8,926	224,186
Suncor Energy, Inc.	12,045	498,712
Talisman Energy, Inc.	15,181	347,783
TransCanada Corp.	12,135	442,936

		3,792,574

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	5,437	145,135
Empire Co., Ltd, Class A	2,533	131,918
George Weston Ltd.	1,805	127,784

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Loblaw Cos., Ltd.	3,264	127,548
Metro, Inc., Class A	2,740	118,345
Shoppers Drug Mart Corp.	2,959	108,922
The Jean Coutu Group (PJC), Inc., Class A	6,123	57,356

		817,008

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	1,800	75,139
Viterra, Inc.	8,100	94,642

		169,781

Insurance 0.7%
Fairfax Financial Holdings Ltd.	462	176,246
Great-West Lifeco, Inc.	6,520	168,901
Intact Financial Corp.	2,123	106,961
Manulife Financial Corp.	43,348	755,403
Power Corp. of Canada	15,515	418,185
Power Financial Corp.	7,214	214,615
Sun Life Financial, Inc.	16,790	528,340

		2,368,651

Materials 0.5%
Agrium, Inc.	2,012	177,762
Barrick Gold Corp.	8,158	386,738
Goldcorp, Inc.	5,810	233,189
Kinross Gold Corp.	5,853	97,262
Potash Corp. of Saskatchewan, Inc.	1,814	321,370
Teck Resources Ltd., Class B	8,357	506,169
Yamana Gold, Inc.	6,676	75,137

		1,797,627

Media 0.2%
Quebecor, Inc., Class B	2,692	95,410
Shaw Communications, Inc., Class B	6,977	147,295
Thomson Reuters Corp.	6,807	271,913

		514,618

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	11,555	377,339
Brookfield Properties Corp.	5,891	103,365
RioCan Real Estate Investment Trust	3,772	87,430

		568,134

Retailing 0.0%
Canadian Tire Corp., Ltd., Class A	2,119	131,836

Software & Services 0.0%
CGI Group, Inc., Class A *	4,717	90,727

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	8,412	82,915
Research In Motion Ltd. *	2,206	129,956

		212,871

Telecommunication Services 0.2%
BCE, Inc.	7,953	288,861
Manitoba Telecom Services, Inc.	2,500	77,071
Rogers Communications, Inc., Class B	6,904	241,107
Telus Corp.	2,378	117,908
Telus Corp. - Non Voting Shares	1,331	63,390

		788,337

Transportation 0.2%
Canadian National Railway Co.	6,523	442,249
Canadian Pacific Railway Ltd.	3,532	236,925

		679,174

Utilities 0.1%
ATCO Ltd., Class I	2,033	118,973
Canadian Utilities Ltd., Class A	2,780	147,724
Fortis, Inc.	3,800	130,923
TransAlta Corp.	5,069	104,686

		502,306

		18,623,536

China 0.0%

Materials 0.0%
China Zhongwang Holdings Ltd.	73,200	35,315

Technology Hardware & Equipment 0.0%
Kingboard Chemical Holdings Ltd.	8,500	48,599
TPV Technology Ltd.	82,000	51,862

		100,461

		135,776

Denmark 0.7%

Banks 0.2%
Danske Bank A/S *	26,642	714,475

Capital Goods 0.0%
Vestas Wind Systems A/S *	2,686	92,143

Energy 0.0%
Torm A/S *	6,924	49,672

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	2,804	278,770
Danisco A/S	1,157	140,618

		419,388

Insurance 0.0%
Tryg A/S	1,032	56,061

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	4,890	550,564

Transportation 0.2%
AP Moller - Maersk A/S, Series A	18	169,549
AP Moller - Maersk A/S, Series B	49	477,315

		646,864

		2,529,167

Finland 1.3%

Capital Goods 0.2%
Kone Oyj, Class B	2,129	116,020
Metso Corp. Oyj	5,005	267,261
Wartsila Oyj	2,800	216,358
YIT Oyj	3,007	75,823

		675,462

Diversified Financials 0.0%
Pohjola Bank plc, Class A	5,736	76,499

Energy 0.1%
Neste Oil Oyj	7,949	150,122

Food & Staples Retailing 0.1%
Kesko Oyj, Class B	4,215	202,552

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.1%
Sampo Oyj, Class A	14,608	430,703

Materials 0.4%
Outokumpu Oyj	5,141	95,762
Rautaruukki Oyj	4,719	117,768
Stora Enso Oyj, Class R	39,453	469,317
UPM-Kymmene Oyj	30,207	621,912

		1,304,759

Media 0.0%
Sanoma Oyj	3,132	73,226

Technology Hardware & Equipment 0.3%
Nokia Corp. Oyj	100,778	1,074,951

Telecommunication Services 0.0%
Elisa Oyj	4,381	96,415

Utilities 0.1%
Fortum Oyj	10,959	337,217

		4,421,906

France 10.5%

Automobiles & Components 0.8%
Cie Generale des Etablissements Michelin, Class B	4,616	335,931
Faurecia *	3,363	116,656
PSA Peugeot Citroen S.A. *	24,229	1,013,107
Renault S.A. *	15,930	1,041,355
Valeo S.A. *	4,738	277,725

		2,784,774

Banks 1.4%
BNP Paribas	27,066	2,020,166
Credit Agricole S.A.	48,432	714,736
Natixis *	30,753	163,307
Societe Generale	30,322	1,958,591

		4,856,800

Capital Goods 1.3%
Alstom S.A.	4,313	240,706
Bouygues S.A.	9,688	449,794
Compagnie de Saint-Gobain	20,155	1,162,635
Eiffage S.A.	2,849	146,398
Legrand S.A.	2,877	115,831
Nexans S.A.	1,453	116,565
Rexel S.A. *	2,998	67,458
Safran S.A.	3,596	129,921
Schneider Electric S.A.	5,798	902,711
Thales S.A.	2,528	93,918
Vallourec S.A.	2,306	250,619
Vinci S.A.	12,926	746,315
Wendel	974	97,238

		4,520,109

Commercial & Professional Supplies 0.0%
Edenred *	4,490	107,366

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	1,739	238,667
Hermes International	463	93,245
LVMH Moet Hennessy Louis Vuitton S.A.	4,882	761,828
Nexity	1,928	89,003

		1,182,743

Consumer Services 0.1%
Accor S.A.	4,984	227,704
Sodexo	2,916	200,501

		428,205

Diversified Financials 0.0%
Eurazeo	1,020	75,093

Energy 1.5%
Compagnie Generale de Geophysique-Veritas *	4,436	134,368
Esso S.A.F	495	70,823
Technip S.A.	2,049	199,059
Total S.A.	82,373	4,820,163

		5,224,413

Food & Staples Retailing 0.5%
Carrefour S.A.	25,941	1,268,209
Casino Guichard-Perrachon S.A.	2,014	196,664
Rallye S.A.	2,484	112,139

		1,577,012

Food, Beverage & Tobacco 0.3%
DANONE S.A.	8,280	497,798
Pernod Ricard S.A.	4,170	396,604

		894,402

Health Care Equipment & Services 0.0%
Essilor International S.A.	1,720	114,995

Household & Personal Products 0.1%
L’Oreal S.A.	3,468	402,294

Insurance 0.8%
AXA S.A.	106,033	2,244,057
CNP Assurances	8,637	190,716
Euler Hermes S.A. *	1,144	105,253
SCOR SE	5,533	153,104

		2,693,130

Materials 0.4%
Air Liquide S.A.	4,006	499,763
Arkema	2,896	201,391
Ciments Francais S.A.	677	60,166
Eramet	208	73,882
Imerys S.A.	973	64,086
Lafarge S.A.	7,252	430,392
SA des Ciments Vicat	654	49,747
Sequana	2,935	55,560

		1,434,987

Media 0.6%
JC Decaux S.A. *	1,740	55,613
Lagardere S.C.A.	6,229	276,897
Metropole Television S.A.	1,932	47,130
PagesJaunes Groupe	5,525	56,665
Publicis Groupe	2,060	105,971
Societe Television Francaise 1	4,998	96,953
Technicolor - Reg’d *	14,716	85,097
Vivendi	44,911	1,283,877

		2,008,203

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Sanofi-Aventis	21,783	1,488,709

Real Estate 0.2%
Fonciere des Regions	735	73,956
Gecina S.A.	487	58,170

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ICADE	646	70,066
Klepierre	1,232	44,824
Unibail-Rodamco SE	1,753	334,679

		581,695

Retailing 0.2%
PPR	3,192	509,218

Software & Services 0.1%
Atos Origin S.A. *	1,731	96,307
Cap Gemini	4,097	206,112

		302,419

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	83,172	277,164

Telecommunication Services 0.6%
France Telecom S.A.	89,608	1,954,362

Transportation 0.1%
Aeroports de Paris	886	74,430
Air France-KLM *	15,608	284,949

		359,379

Utilities 0.7%
EDF S.A.	5,864	258,309
GDF Suez	35,258	1,396,565
Suez Environnement Co.	6,295	130,020
Veolia Environnement	19,509	610,248

		2,395,142

		36,172,614

Germany 8.8%

Automobiles & Components 1.7%
Bayerische Motoren Werke AG	15,941	1,223,425
Daimler AG - Reg’d *	61,215	4,477,897
Volkswagen AG	1,746	265,623

		5,966,945

Banks 0.1%
Commerzbank AG *	54,375	415,330

Capital Goods 1.1%
BayWa AG	1,025	46,540
Bilfinger Berger SE	1,119	99,004
GEA Group AG	4,583	130,677
Hochtief AG	2,109	186,396
Kloeckner & Co., SE *	2,833	90,699
MAN SE	4,411	510,666
Rheinmetall AG	673	57,703
Siemens AG - Reg’d (c)	19,587	2,510,927

		3,632,612

Consumer Durables & Apparel 0.1%
Adidas AG	4,093	254,717

Consumer Services 0.1%
TUI AG *	23,421	323,193

Diversified Financials 0.6%
Deutsche Bank AG - Reg’d	28,851	1,705,961
Deutsche Boerse AG	2,844	215,553

		1,921,514

Food & Staples Retailing 0.2%
Metro AG	7,675	540,712

Food, Beverage & Tobacco 0.0%
Suedzucker AG	3,190	85,317

Health Care Equipment & Services 0.1%
Celesio AG	4,178	105,519
Fresenius Medical Care AG & Co. KGaA	2,897	169,480
Fresenius SE & Co. KGaA	2,224	194,279

		469,278

Household & Personal Products 0.0%
Beiersdorf AG	1,043	57,150
Henkel AG & Co. KGaA	1,750	90,077

		147,227

Insurance 1.2%
Allianz SE - Reg’d	19,863	2,761,101
Generali Deutschland Holding AG	554	68,748
Hannover Rueckversicherung AG - Reg’d	1,600	89,485
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	7,479	1,172,386

		4,091,720

Materials 1.2%
Aurubis AG	1,774	100,004
BASF SE	27,119	2,087,730
HeidelbergCement AG	6,221	407,084
K&S AG	2,252	166,588
Lanxess AG	2,912	211,742
Linde AG	2,180	317,838
Salzgitter AG	1,576	127,757
ThyssenKrupp AG (c)	18,643	755,620
Wacker Chemie AG	278	50,245

		4,224,608

Media 0.0%
Axel Springer AG	386	61,358

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG - Reg’d	13,890	1,025,629
Merck KGaA	3,493	298,903

		1,324,532

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	25,972	275,128

Software & Services 0.1%
SAP AG	7,899	456,978

Telecommunication Services 0.6%
Deutsche Telekom AG - Reg’d	161,873	2,157,954

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d *	14,732	309,539
Deutsche Post AG - Reg’d	43,939	807,039
Fraport AG	811	57,210

		1,173,788

Utilities 0.9%
E.ON AG	62,894	2,098,279
RWE AG	11,929	860,339

		2,958,618

		30,481,529

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Greece 0.4%

Banks 0.2%
Alpha Bank A.E. *	17,803	104,445
EFG Eurobank Ergasias *	17,740	104,089
National Bank of Greece S.A. *	28,235	274,252
Piraeus Bank S.A. *	82,889	188,205

		670,991

Consumer Services 0.1%
OPAP S.A.	8,509	171,771

Diversified Financials 0.0%
Marfin Financial Group S.A. *	43,204	42,473

Energy 0.0%
Hellenic Petroleum S.A.	5,545	52,820
Motor Oil (Hellas) Corinth Refineries S.A.	5,063	64,177

		116,997

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A.	2,269	66,768

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	14,727	151,964

Utilities 0.0%
Public Power Corp. S.A.	5,333	87,049

		1,308,013

Hong Kong 1.9%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	82,000	265,669
Hang Seng Bank Ltd.	13,000	215,064
The Bank of East Asia Ltd.	33,870	147,643

		628,376

Capital Goods 0.4%
Hutchison Whampoa Ltd.	89,000	1,042,137
Jardine Matheson Holdings Ltd.	4,000	187,292
Jardine Strategic Holdings Ltd.	3,000	84,691
NWS Holdings Ltd.	43,500	73,787

		1,387,907

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	17,000	58,519

Consumer Services 0.1%
Shangri-La Asia Ltd.	20,000	52,415
SJM Holdings Ltd.	70,000	117,725

		170,140

Diversified Financials 0.0%
Guoco Group Ltd.	4,000	51,921

Food, Beverage & Tobacco 0.0%
Tingyi (Cayman Islands) Holding Corp.	22,000	54,016

Materials 0.0%
Fosun International	66,500	52,382

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	25,500	423,444
Chinese Estates Holdings Ltd.	25,500	42,539
Country Garden Holdings Co.	108,500	40,813
Great Eagle Holdings Ltd.	21,000	70,431
Hang Lung Group Ltd.	14,000	88,697
Hang Lung Properties Ltd.	21,000	92,491
Henderson Land Development Co., Ltd.	16,569	115,614
Hongkong Land Holdings Ltd.	28,000	197,614
Kerry Properties Ltd.	10,500	56,339
New World Development Co., Ltd.	60,000	114,606
Sino Land Co., Ltd.	34,000	64,755
Sun Hung Kai Properties Ltd.	28,600	480,638
Swire Pacific Ltd., Class A	29,000	458,731
The Link REIT	28,500	89,625
The Wharf Holdings Ltd.	21,000	159,688
Wheelock & Co., Ltd.	11,000	44,809

		2,540,834

Retailing 0.1%
Esprit Holdings Ltd.	21,684	103,380
Li & Fung Ltd.	22,000	143,293

		246,673

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	877,000	68,727

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	76,000	54,039
Lenovo Group Ltd.	120,000	69,989

		124,028

Telecommunication Services 0.1%
PCCW Ltd.	384,000	181,927

Transportation 0.1%
Cathay Pacific Airways Ltd.	37,800	95,609
MTR Corp., Ltd.	16,000	58,771
Orient Overseas International Ltd.	9,500	95,788

		250,168

Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	12,000	57,144
CLP Holdings Ltd.	42,000	340,893
Hong Kong & China Gas Co., Ltd.	43,219	98,095
Hongkong Electric Holdings Ltd.	27,000	171,074

		667,206

		6,482,824

Ireland 0.4%

Banks 0.1%
Anglo Irish Bank Corp., Ltd. (a)(b)*	9,106	—
The Governor & Company of the Bank of Ireland *	433,959	180,840

		180,840

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	1,700	55,093

Insurance 0.0%
Irish Life & Permament Group Holdings plc *	38,620	45,315

Materials 0.1%
CRH plc	18,525	398,750

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Smurfit Kappa Group plc *	6,661	79,617

		478,367

Media 0.2%
WPP plc	38,983	482,098

Transportation 0.0%
Ryanair Holdings plc	15,383	76,687

		1,318,400

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M. *	56,067	254,171
Bank Leumi Le-Israel	13,539	61,115

		315,286

Capital Goods 0.0%
Delek Group Ltd.	178	40,055
Discount Investment Corp. - Reg’d	2,644	51,554
IDB Holding Corp., Ltd.	742	24,071

		115,680

Energy 0.0%
Oil Refineries Ltd.	65,877	45,654

Materials 0.1%
Israel Chemicals Ltd.	4,778	75,217
The Israel Corp., Ltd. *	66	75,777

		150,994

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	6,287	342,944

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	36,873	98,378

		1,068,936

Italy 4.6%

Automobiles & Components 0.2%
Fiat S.p.A.	55,631	539,847
Pirelli & C. S.p.A.	13,866	105,957

		645,804

Banks 1.3%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia)	28,865	68,287
Banca Monte dei Paschi di Siena S.p.A. *	141,641	179,992
Banca Popolare Di Milano Scarl	18,882	79,838
Banco Popolare Societa Cooperativa (c)	85,932	305,386
Credito Emiliano S.p.A.	6,597	46,847
Intesa Sanpaolo	398,972	1,328,679
UniCredit S.p.A.	832,889	2,065,217
Unione di Banche Italiane S.C.P.A.	25,248	261,518

		4,335,764

Capital Goods 0.3%
C.I.R. S.p.A. - Compagnie Industriali Riunite *	30,579	64,495
Fiat Industrial S.p.A. *	55,631	752,913
Finmeccanica S.p.A.	17,226	232,727

		1,050,135

Consumer Durables & Apparel 0.0%
Benetton Group S.p.A.	9,096	63,207
Luxottica Group S.p.A.	1,686	51,109

		114,316

Consumer Services 0.0%
Autogrill S.p.A. *	3,407	49,014
Lottomatica S.p.A.	3,539	51,363

		100,377

Diversified Financials 0.1%
EXOR S.p.A.	2,910	89,766
Mediobanca S.p.A.	16,645	168,166

		257,932

Energy 1.0%
Eni S.p.A.	120,816	2,860,448
ERG S.p.A.	4,494	64,275
Saipem S.p.A.	3,613	180,524
Saras S.p.A. *	17,072	42,072
Tenaris S.A.	6,019	140,954

		3,288,273

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	31,641	100,282

Insurance 0.4%
Assicurazioni Generali S.p.A.	50,915	1,110,479
Fondiaria-Sai S.p.A. (c)	8,433	76,957
Fondiaria-Sai S.p.A. - RSP	8,715	48,527
Mediolanum S.p.A.	9,148	46,632
Milano Assicurazioni S.p.A.	22,669	37,578
Premafin Finanziaria S.p.A. (c)*	26,105	26,238
Unipol Gruppo Finanziario S.p.A.	104,436	75,790

		1,422,201

Materials 0.1%
Buzzi Unicem S.p.A.	5,174	65,037
Italcementi S.p.A.	5,311	42,848
Italcementi S.p.A. - RSP	12,268	56,321
Italmobiliare S.p.A.	1,255	47,417
Italmobiliare S.p.A. - RSP	1,974	51,214

		262,837

Media 0.0%
Mediaset S.p.A.	25,793	167,764

Telecommunication Services 0.6%
Telecom Italia S.p.A.	985,685	1,400,216
Telecom Italia S.p.A. - RSP	444,299	529,012

		1,929,228

Transportation 0.0%
Atlantia S.p.A.	6,750	153,631

Utilities 0.6%
A2A S.p.A.	46,782	69,503
ACEA S.p.A. *	2,958	33,527
Edison S.p.A. *	42,075	48,247
Enel S.p.A.	289,852	1,636,374
Hera S.p.A.	31,901	74,267
Snam Rete Gas S.p.A.	19,764	103,670
Terna - Rete Elettrica Nationale S.p.A.	23,081	100,809

		2,066,397

		15,894,941

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Japan 15.6%

Automobiles & Components 2.3%
Aisin Seiki Co., Ltd.	5,100	193,733
Bridgestone Corp.	16,400	315,189
Daihatsu Motor Co., Ltd.	6,000	99,370
Denso Corp.	10,500	387,347
Fuji Heavy Industries Ltd.	28,000	239,766
Honda Motor Co., Ltd.	31,600	1,362,029
Isuzu Motors Ltd.	48,000	226,543
Mazda Motor Corp.	74,000	218,935
Mitsubishi Motors Corp. *	76,000	105,603
Nissan Motor Co., Ltd.	87,200	882,248
Nok Corp.	3,600	72,571
Sumitomo Rubber Industries Ltd.	4,600	48,576
Suzuki Motor Corp.	11,400	276,780
Toyoda Gosei Co., Ltd.	2,200	51,469
Toyota Auto Body Co., Ltd.	3,100	58,293
Toyota Boshoku Corp.	4,100	72,826
Toyota Industries Corp.	3,500	111,205
Toyota Motor Corp.	73,900	3,042,429
Yamaha Motor Co., Ltd. *	12,300	227,608

		7,992,520

Banks 1.1%
Chuo Mitsui Trust Holdings, Inc.	21,000	84,399
Fukuoka Financial Group, Inc.	19,000	81,453
Hokuhoku Financial Group, Inc.	34,000	68,801
Mitsubishi UFJ Financial Group, Inc.	275,034	1,428,503
Mizuho Financial Group, Inc.	265,216	512,014
Resona Holdings, Inc. (c)	10,758	55,533
Shinsei Bank Ltd. (c)*	77,000	88,246
Sumitomo Mitsui Financial Group, Inc.	27,510	935,340
The Bank of Yokohama Ltd.	20,000	100,196
The Chiba Bank Ltd.	12,000	74,799
The Hachijuni Bank Ltd.	10,000	57,235
The Joyo Bank Ltd.	13,000	57,486
The Shizuoka Bank Ltd.	11,000	100,891
The Sumitomo Trust & Banking Co., Ltd.	29,000	174,904

		3,819,800

Capital Goods 2.3%
Amada Co., Ltd.	7,000	61,109
Asahi Glass Co., Ltd.	21,000	262,247
Daikin Industries Ltd.	2,600	90,092
Fanuc Corp.	1,600	253,198
Fuji Electric Holdings Co., Ltd.	24,000	77,438
Fujikura Ltd.	11,000	53,272
Furukawa Electric Co., Ltd.	15,000	66,933
Hankyu Hanshin Holdings, Inc.	23,000	106,579
Hanwa Co., Ltd.	21,000	101,252
Hino Motors Ltd.	11,800	66,577
Hitachi Construction Machinery Co., Ltd.	2,000	47,212
IHI Corp.	38,000	86,257
ITOCHU Corp.	33,000	359,192
Jfe Shoji Holdings, Inc.	15,000	72,740
JGC Corp.	4,000	97,832
JS Group Corp.	5,300	115,828
JTEKT Corp.	11,600	145,449
Kajima Corp.	42,000	110,877
Kawasaki Heavy Industries Ltd.	36,000	128,545
Kinden Corp.	6,000	53,754
Komatsu Ltd.	17,900	533,909
Kubota Corp.	12,000	122,214
Makita Corp.	1,700	73,602
Marubeni Corp.	43,000	323,744
Mitsubishi Corp.	24,100	672,796
Mitsubishi Electric Corp.	38,000	420,004
Mitsubishi Heavy Industries Ltd.	104,000	412,415
Mitsui & Co., Ltd.	32,000	540,146
NGK Insulators Ltd.	4,000	67,581
Nidec Corp.	700	66,188
Nippon Sheet Glass Co., Ltd.	41,000	106,552
NSK Ltd.	9,000	86,309
NTN Corp.	13,000	70,749
Obayashi Corp.	26,000	124,445
Panasonic Electric Works Co., Ltd.	5,000	62,483
Shimizu Corp.	25,000	106,559
SMC Corp.	600	101,797
Sojitz Corp.	197,600	436,798
Sumitomo Corp.	31,500	453,797
Sumitomo Electric Industries Ltd.	18,000	261,638
Sumitomo Heavy Industries Ltd.	11,000	70,197
Taisei Corp.	55,000	131,694
Toyota Tsusho Corp.	11,400	200,375

		7,802,375

Commercial & Professional Supplies 0.1%
Dai Nippon Printing Co., Ltd.	16,000	218,937
Secom Co., Ltd.	2,300	108,615
Toppan Printing Co., Ltd.	21,000	190,998

		518,550

Consumer Durables & Apparel 0.9%
Casio Computer Co., Ltd.	7,500	56,093
NAMCO BANDAI Holdings, Inc.	5,700	62,451
Nikon Corp.	4,000	92,768
Panasonic Corp.	74,400	1,022,602
Sankyo Co., Ltd.	1,000	55,499
Sanyo Electric Co., Ltd. *	39,000	60,440
Sega Sammy Holdings, Inc.	3,900	78,202
Sekisui Chemical Co., Ltd.	12,000	92,147
Sekisui House Ltd.	17,000	165,625
Sharp Corp.	26,000	270,320
Sony Corp.	26,900	925,668
Sumitomo Forestry Co., Ltd.	6,600	60,644
Yamaha Corp.	5,200	63,811

		3,006,270

Consumer Services 0.0%
Oriental Land Co., Ltd.	500	46,038

Diversified Financials 0.4%
Acom Co., Ltd.	5,480	97,123
Aiful Corp. (c)*	56,400	56,972
Credit Saison Co., Ltd.	7,900	135,092
Daiwa Securities Group, Inc.	41,000	202,860
Nomura Holdings, Inc.	49,800	303,664
ORIX Corp.	3,510	346,846
Promise Co., Ltd. (c)	10,550	92,582
SBI Holdings, Inc.	390	52,009

		1,287,148

Energy 0.5%
Cosmo Oil Co., Ltd.	73,000	236,164

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Idemitsu Kosan Co., Ltd.	1,800	189,709
Inpex Corp.	11	70,687
JX Holdings, Inc.	131,530	891,461
Showa Shell Sekiyu K.K.	8,100	70,242
TonenGeneral Sekiyu K.K.	16,000	180,248

		1,638,511

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	31,000	390,037
Lawson, Inc.	1,300	64,846
Ryoshoku Ltd.	2,100	44,606
Seven & i Holdings Co., Ltd.	18,100	467,456
Uny Co., Ltd.	9,200	89,130

		1,056,075

Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	12,000	133,016
Asahi Breweries Ltd.	7,600	142,683
Japan Tobacco, Inc.	90	338,565
Kirin Holdings Co., Ltd.	18,000	242,574
Nippon Meat Packers, Inc.	5,000	66,382
Nisshin Seifun Group, Inc.	6,000	75,632
Nissin Foods Holdings Co., Ltd.	1,300	46,200
Yamazaki Baking Co., Ltd.	5,000	59,668

		1,104,720

Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	1,900	78,426
Medipal Holdings Corp.	9,700	101,106
Olympus Corp.	2,500	70,238
Suzuken Co., Ltd.	2,100	59,945
Terumo Corp.	900	46,705

		356,420

Household & Personal Products 0.1%
Kao Corp.	9,000	235,412
Shiseido Co., Ltd.	4,000	80,597

		316,009

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	8,890	211,905
NKSJ Holdings, Inc. *	43,900	299,689
T&D Holdings, Inc.	6,800	171,250
Tokio Marine Holdings, Inc.	10,500	312,834

		995,678

Materials 1.4%
Asahi Kasei Corp.	34,000	232,167
DIC Corp.	43,000	95,630
Hitachi Chemical Co., Ltd.	3,600	81,659
Hitachi Metals Ltd.	6,000	70,555
JFE Holdings, Inc.	12,700	408,792
JSR Corp.	2,800	57,729
Kaneka Corp.	11,000	76,850
Kobe Steel Ltd.	109,000	267,359
Kuraray Co., Ltd.	6,000	84,353
Mitsubhishi Gas Chemical Co., Inc.	12,000	83,656
Mitsubishi Chemical Holdings Corp.	46,500	324,079
Mitsubishi Materials Corp. *	50,000	153,961
Mitsui Chemicals, Inc.	47,000	168,696
Nippon Paper Group, Inc.	4,443	115,735
Nippon Steel Corp.	144,000	492,229
Nisshin Steel Co., Ltd.	41,000	81,111
Nitto Denko Corp.	2,400	119,832
Oji Paper Co., Ltd.	32,000	149,334
Shin-Etsu Chemical Co., Ltd.	4,800	270,248
Showa Denko K.K.	36,000	79,464
Sumitomo Chemical Co., Ltd.	42,000	217,525
Sumitomo Metal Industries Ltd.	94,000	220,056
Sumitomo Metal Mining Co., Ltd.	10,000	164,387
Taiheiyo Cement Corp. *	52,000	67,293
Teijin Ltd.	33,000	159,113
Toray Industries, Inc.	29,000	192,682
Tosoh Corp.	28,000	90,950
Toyo Seikan Kaisha Ltd.	5,000	93,734
Ube Industries Ltd.	19,000	57,330

		4,676,509

Media 0.1%
Dentsu, Inc.	3,801	116,020
Fuji Media Holdings, Inc.	33	51,249
Hakuhodo Dy Holdings, Inc.	1,400	79,902
Nippon Television Network Corp.	340	53,865
Tokyo Broadcasting System Holdings, Inc.	5,400	73,236

		374,272

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Astellas Pharma, Inc.	6,100	233,038
Chugai Pharmaceutical Co., Ltd.	2,600	47,960
Daiichi Sankyo Co., Ltd.	8,100	176,065
Dainippon Sumitomo Pharma Co., Ltd.	5,800	52,127
Eisai Co., Ltd. (c)	3,000	104,016
Kyowa Hakko Kirin Co., Ltd.	7,000	71,614
Mitsubishi Tanabe Pharma Corp.	4,000	63,941
Ono Pharmaceutical Co., Ltd.	1,500	73,011
Shionogi & Co., Ltd.	4,000	73,581
Taisho Pharmaceutical Co., Ltd.	4,000	88,568
Takeda Pharmaceutical Co., Ltd.	11,400	549,488

		1,533,409

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	1,600	112,389
Daiwa House Industry Co., Ltd.	13,000	158,831
Leopalace21 Corp. (c)*	27,200	43,004
Mitsubishi Estate Co., Ltd.	13,000	245,732
Mitsui Fudosan Co., Ltd.	14,000	285,615
Sumitomo Realty & Development Co., Ltd.	7,500	182,494
Tokyu Land Corp.	15,000	77,122

		1,105,187

Retailing 0.2%
Canon Marketing Japan, Inc.	5,300	76,095
Fast Retailing Co., Ltd.	1,300	189,866
Isetan Mitsukoshi Holdings Ltd.	4,400	49,435
Marui Group Co., Ltd.	9,300	78,711
Takashimaya Co., Ltd.	8,000	65,974
The Daiei, Inc. (c)*	27,500	100,553
Yamada Denki Co., Ltd.	1,810	122,815

		683,449

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	2,300	149,164
Sumco Corp. *	5,100	77,939
Tokyo Electron Ltd.	1,700	111,136

		338,239

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.2%
Nintendo Co., Ltd.	1,330	359,612
Nomura Research Institute Ltd.	2,200	47,886
NTT Data Corp.	25	81,345
Oracle Corp. Japan	1,600	73,164
Yahoo Japan Corp.	194	73,066

		635,073

Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	8,500	102,291
Brother Industries Ltd.	6,400	97,897
Canon, Inc.	23,800	1,171,525
FUJIFILM Holdings Corp.	10,700	387,277
Fujitsu Ltd.	58,000	361,360
Hitachi High-Technologies Corp.	2,900	71,751
Hitachi Ltd.	215,000	1,176,248
Hoya Corp.	6,100	143,903
Ibiden Co., Ltd.	2,600	88,009
Keyence Corp.	330	87,793
Konica Minolta Holdings, Inc.	9,900	95,671
Kyocera Corp.	3,400	354,703
Murata Manufacturing Co., Ltd.	3,400	258,177
NEC Corp.	150,000	426,559
Nippon Electric Glass Co., Ltd.	6,000	90,481
OMRON Corp.	4,700	121,099
Ricoh Co., Ltd.	16,000	228,946
Seiko Epson Corp.	6,200	103,229
Tdk Corp.	1,700	111,985
Toshiba Corp.	88,000	521,715

		6,000,619

Telecommunication Services 0.8%
KDDI Corp.	91	512,261
Nippon Telegraph & Telephone Corp.	24,204	1,122,944
NTT DoCoMo, Inc.	450	804,711
SOFTBANK Corp.	7,700	264,667

		2,704,583

Transportation 0.7%
All Nippon Airways Co., Ltd. *	15,000	54,992
Central Japan Railway Co.	43	363,168
East Japan Railway Co.	6,718	443,749
Kawasaki Kisen Kaisha Ltd.	38,000	158,936
Keio Corp.	8,100	54,455
Kintetsu Corp. (c)	22,000	67,908
Mitsui O.S.K. Lines Ltd.	31,000	202,497
Nagoya Railroad Co., Ltd.	22,000	59,075
Nippon Express Co., Ltd.	33,000	139,262
Nippon Yusen Kabushiki Kaisha	60,000	262,760
Odakyu Electric Railway Co., Ltd.	8,000	74,250
Tobu Railway Co., Ltd.	11,000	60,785
Tokyu Corp.	26,000	117,975
West Japan Railway Co.	52	198,521
Yamato Holdings Co., Ltd.	8,000	121,716

		2,380,049

Utilities 1.0%
Chubu Electric Power Co., Inc.	15,600	389,836
Electric Power Development Co., Ltd.	5,700	176,686
Hokkaido Electric Power Co., Inc.	4,500	93,542
Hokuriku Electric Power Co.	4,600	112,145
Kyushu Electric Power Co., Inc.	11,700	263,027
Osaka Gas Co., Ltd.	45,000	170,039
Shikoku Electric Power Co., Inc.	3,100	91,545
The Chugoku Electric Power Co., Inc.	8,500	176,024
The Kansai Electric Power Co., Inc.	19,400	479,632
The Tokyo Electric Power Co., Inc.	34,000	825,462
Toho Gas Co., Ltd.	14,000	71,728
Tohoku Electric Power Co., Inc.	11,800	262,331
Tokyo Gas Co., Ltd.	48,000	208,713

		3,320,710

		53,692,213

Luxembourg 0.4%

Materials 0.4%
APERAM *	1,682	68,972
ArcelorMittal	33,643	1,227,235

		1,296,207

Media 0.0%
RTL Group	534	52,875
SES FDR	4,757	114,574

		167,449

		1,463,656

Netherlands 3.9%

Capital Goods 0.4%
European Aeronautic Defence & Space Co. *	12,369	356,655
Koninklijke BAM Groep N.V.	15,760	102,288
Koninklijke Philips Electronics N.V.	24,718	770,169

		1,229,112

Commercial & Professional Supplies 0.1%
Randstad Holding N.V. *	2,941	160,607

Diversified Financials 1.8%
ING Groep N.V. CVA *	540,439	6,154,186
SNS Reaal N.V. *	15,966	79,405

		6,233,591

Energy 0.0%
SBM Offshore N.V.	3,569	85,016

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	35,037	474,572

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	2,780	123,292
Heineken N.V.	4,241	213,487
Nutreco N.V.	996	70,886
Unilever N.V. CVA	45,760	1,352,071

		1,759,736

Insurance 0.3%
Aegon N.V. *	130,177	963,461

Materials 0.2%
Akzo Nobel N.V.	7,680	479,715
Koninklijke DSM N.V.	5,689	336,722

		816,437

Media 0.1%
Reed Elsevier N.V.	5,548	72,153
Wolters Kluwer N.V.	6,320	144,706

		216,859

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.0%
Corio N.V.	1,962	128,147

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	2,655	111,317
STMicroelectronics N.V.	19,450	235,258

		346,575

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	44,126	694,459

Transportation 0.1%
TNT N.V.	9,691	261,898

		13,370,470

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	14,877	89,099

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	119,882	212,771

Utilities 0.0%
Vector Ltd.	27,999	53,588

		355,458

Norway 1.0%

Banks 0.1%
DnB NOR A.S.A.	27,627	380,870

Capital Goods 0.1%
Orkla A.S.A.	27,814	250,340

Energy 0.4%
Aker A.S.A., Class A	3,000	78,750
Aker Solutions A.S.A.	5,550	100,948
Frontline Ltd.	2,734	70,168
Statoil A.S.A.	46,123	1,120,808

		1,370,674

Insurance 0.0%
Storebrand A.S.A. *	14,977	118,123

Materials 0.3%
Norsk Hydro A.S.A.	91,110	684,245
Yara International A.S.A.	3,100	174,555

		858,800

Telecommunication Services 0.1%
Telenor A.S.A.	23,184	357,479

		3,336,286

Portugal 0.3%

Banks 0.1%
Banco BPI S.A. - Reg’d	30,444	58,663
Banco Comercial Portugues S.A. - Reg’d (c)	137,845	110,671
Banco Espirito Santo, S.A. - Reg’d	9,535	38,668

		208,002

Capital Goods 0.0%
Sonae	30,905	34,729

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	3,725	75,955

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	3,234	48,764

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	7,128	47,847

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	31,091	362,712

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A.	9,348	67,996

Utilities 0.1%
EDP - Energias de Portugal S.A.	80,713	310,050

		1,156,055

Republic of Korea 4.5%

Automobiles & Components 0.4%
Hyundai Mobis	997	230,439
Hyundai Motor Co.	5,811	930,493
Kia Motors Corp.	8,230	403,216

		1,564,148

Banks 0.4%
Hana Financial Group, Inc.	4,830	191,971
Industrial Bank of Korea	4,390	66,708
KB Financial Group, Inc.	5,481	282,842
Korea Exchange Bank	7,910	74,278
Shinhan Financial Group Co., Ltd.	11,820	524,690
Woori Finance Holdings Co., Ltd.	14,310	182,252

		1,322,741

Capital Goods 1.2%
CJ Corp.	710	47,865
Daelim Industrial Co., Ltd.	1,582	176,167
Daewoo Engineering & Construction Co., Ltd.	6,380	78,698
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,820	139,671
Doosan Corp.	1,479	221,030
Doosan Heavy Industries & Construction Co., Ltd.	719	50,659
GS Engineering & Construction Corp.	807	85,749
Hyundai Engineering & Construction Co., Ltd.	1,067	82,932
Hyundai Heavy Industries Co., Ltd.	1,161	503,852
KCC Corp.	182	55,485
LG Corp.	7,550	574,909
LG International Corp.	2,970	102,657
LS Corp.	968	88,796
Samsung C&T Corp.	3,400	217,381
Samsung Heavy Industries Co., Ltd.	4,070	155,451
SK Holdings Co., Ltd.	9,305	1,381,818
SK Networks Co., Ltd.	4,550	50,322
STX Corp. *	4,510	135,012
STX Offshore & Shipbuilding Co., Ltd.	4,730	137,427

		4,285,881

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	4,631	484,249

Diversified Financials 0.0%
Samsung Card Co., Ltd.	1,450	71,720

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.3%
GS Holdings	3,470	258,705
S-Oil Corp.	4,795	477,734
SK Innovation Co., Ltd.	1,515	277,863

		1,014,302

Food & Staples Retailing 0.0%
Shinsegae Co., Ltd.	184	94,519

Food, Beverage & Tobacco 0.0%
KT&G Corp.	1,333	70,355

Insurance 0.1%
Samsung Fire & Marine Insurance Co., Ltd.	869	179,747

Materials 0.7%
Dongkuk Steel Mill Co., Ltd.	3,150	101,147
Hanwha Chemical Corp.	2,390	86,529
Hanwha Corp.	4,930	252,012
Honam Petrochemical Corp.	399	129,199
Hyosung Corp.	1,005	82,608
Hyundai Steel Co.	743	92,488
Korea Kumho Petrochemical Co., Ltd. *	4,190	543,716
LG Chem Ltd.	734	276,206
POSCO	1,779	722,832

		2,286,737

Retailing 0.0%
Lotte Shopping Co., Ltd.	179	72,472

Semiconductors & Semiconductor Equipment 0.8%
Hynix Semiconductor, Inc. *	11,500	305,046
Samsung Electronics Co., Ltd.	2,796	2,454,848

		2,759,894

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd.	6,860	233,282
Samsung SDI Co., Ltd.	688	95,951

		329,233

Telecommunication Services 0.2%
KT Corp.	7,150	266,946
LG Uplus Corp.	9,250	54,080
SK Telecom Co., Ltd.	1,478	217,200

		538,226

Transportation 0.1%
Hyundai Merchant Marine Co., Ltd.	1,800	54,088
Korea Express Co., Ltd. *	1,296	128,168
Korean Air Lines Co., Ltd. *	1,060	68,898

		251,154

Utilities 0.1%
Korea Electric Power Corp. *	10,970	278,030
Korea Gas Corp.	1,120	41,883

		319,913

		15,645,291

Singapore 0.8%

Banks 0.3%
DBS Group Holdings Ltd.	32,056	377,992
Oversea-Chinese Banking Corp., Ltd.	34,897	270,625
United Overseas Bank Ltd.	18,476	287,284

		935,901

Capital Goods 0.2%
Fraser & Neave Ltd.	31,000	154,573
Keppel Corp., Ltd.	23,000	211,507
Noble Group Ltd.	89,879	154,503
SembCorp Industries Ltd.	15,000	60,744
Singapore Technologies Engineering Ltd.	28,100	71,447

		652,774

Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	155,000	86,098
Wilmar International Ltd.	16,166	66,911

		153,009

Media 0.0%
Singapore Press Holdings Ltd.	31,000	96,482

Real Estate 0.1%
Capitaland Ltd.	48,000	135,753
City Developments Ltd.	8,000	71,410

		207,163

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	3,000	80,181

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	150,486	366,507
StarHub Ltd.	35,000	70,024

		436,531

Transportation 0.1%
Neptune Orient Lines Ltd. *	33,146	57,459
Singapore Airlines Ltd.	15,270	177,123

		234,582

		2,796,623

Spain 4.0%

Banks 1.8%
Banco Bilbao Vizcaya Argentaria S.A.	147,396	1,807,266
Banco de Sabadell S.A. (c)	48,354	231,465
Banco Espanol de Credito S.A.	4,642	42,079
Banco Popular Espanol S.A.	49,040	294,945
Banco Santander S.A.	295,077	3,612,968
Bankinter S.A.	8,022	54,739
Caja de Ahorros del Mediterraneo	9,753	85,862

		6,129,324

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	5,176	267,170
Fomento de Construcciones y Contratas S.A.	2,551	74,425
Gamesa Corp. Tecnologica S.A. *	5,482	41,993
Sacyr Vallehermoso S.A. (c)*	10,529	99,817
Zardoya Otis S.A.	3,856	60,990

		544,395

Diversified Financials 0.0%
Criteria Caixacorp S.A.	17,031	117,342

Energy 0.5%
Repsol YPF S.A.	58,703	1,847,771

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.0%
Mapfre S.A.	23,917	81,301

Materials 0.0%
Acerinox S.A.	6,696	113,977
Cementos Portland Valderrivas S.A.	2,306	38,236

		152,213

Media 0.0%
Gestevision Telecinco S.A.	5,381	67,692
Promotora de Informaciones S.A. (c)*	27,471	74,264

		141,956

Retailing 0.1%
Industria de Diseno Textil S.A.	2,173	164,316

Telecommunication Services 0.8%
Telefonica S.A.	106,150	2,657,516

Transportation 0.1%
Abertis Infraestructuras S.A.	5,603	109,942
International Consolidated Airlines Group SA (c)*	68,679	282,074

		392,016

Utilities 0.5%
Acciona S.A.	850	73,522
EDP Renovaveis S.A. *	8,795	52,217
Enagas	2,469	52,063
Endesa S.A.	3,918	111,006
Gas Natural SDG S.A.	10,620	175,253
Iberdrola Renovables S.A.	11,000	41,447
Iberdrola S.A.	124,312	1,063,759
Red Electrica Corporacion S.A.	1,430	72,782

		1,642,049

		13,870,199

Sweden 2.9%

Banks 0.7%
Nordea Bank AB	94,868	1,151,073
Skandinaviska Enskilda Banken AB, A Shares	60,358	547,521
Svenska Handelsbanken AB, A Shares	14,008	477,067
Swedbank AB, A Shares *	23,425	367,373

		2,543,034

Capital Goods 1.0%
Alfa Laval AB	4,419	94,104
Assa Abloy AB, B Shares	5,972	162,507
Atlas Copco AB, A Shares	9,144	219,487
Atlas Copco AB, B Shares	6,160	134,040
NCC AB, B Shares	7,286	169,839
Sandvik AB	25,042	491,631
Scania AB, B Shares	16,065	360,411
Skanska AB, B Shares	14,797	299,762
SKF AB, B Shares	9,978	284,972
Volvo AB, A Shares *	24,225	417,561
Volvo AB, B Shares *	50,372	873,097

		3,507,411

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	11,091	133,702

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	8,642	246,264

Diversified Financials 0.2%
Industrivarden AB, A Shares	7,528	128,800
Industrivarden AB, C Shares	4,689	78,158
Investor AB, B Shares	19,113	441,927
L E Lundbergforetagen AB, B Shares	1,118	83,679
Ratos AB, B Shares	2,427	91,120

		823,684

Materials 0.3%
Boliden AB	7,982	166,534
Holmen AB, B Shares	2,870	108,896
SSAB AB, A Shares	5,456	89,657
SSAB AB, B Shares	4,342	61,674
Svenska Cellulosa AB, B Shares	24,471	426,764

		853,525

Retailing 0.1%
Hennes & Mauritz AB, B Shares	7,501	245,698

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	68,606	845,831

Telecommunication Services 0.2%
Tele2 AB, B Shares	9,788	216,351
TeliaSonera AB	57,107	469,911

		686,262

Transportation 0.0%
SAS AB *	15,173	57,430

		9,942,841

Switzerland 4.3%

Capital Goods 0.2%
ABB Ltd. - Reg’d *	20,327	480,224
Geberit AG - Reg’d	400	84,477
Schindler Holding AG - Reg’d	690	76,679

		641,380

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d	3,933	254,742
SGS S.A. - Reg’d	79	128,468

		383,210

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., Series A	5,335	290,402
Swatch Group AG - Bearer Shares	292	117,152
Swatch Group AG - Reg’d	776	55,836

		463,390

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d	26,516	1,183,795
GAM Holding AG *	10,284	183,421
Julius Baer Group Ltd.	2,158	97,651
Pargesa Holding S.A.	1,062	93,635
UBS AG - Reg’d *	90,242	1,615,725

		3,174,227

Energy 0.0%
Petroplus Holdings AG *	4,773	78,303

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.7%
Nestle S.A. - Reg’d	41,924	2,264,977

Insurance 0.8%
Baloise Holding AG - Reg’d	1,517	156,127
Helvetia Holding AG - Reg’d	187	76,407
Swiss Life Holding AG - Reg’d *	2,632	420,423
Swiss Reinsurance Co., Ltd. - Reg’d	15,038	859,662
Zurich Financial Services AG	4,778	1,306,382

		2,819,001

Materials 0.3%
Clariant AG - Reg’d *	9,902	174,984
Givaudan S.A. - Reg’d	102	101,072
Holcim Ltd. - Reg’d	5,753	402,698
Syngenta AG - Reg’d	1,007	324,747

		1,003,501

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Novartis AG - Reg’d	34,279	1,908,306
Roche Holding AG	10,066	1,531,421

		3,439,727

Telecommunication Services 0.1%
Swisscom AG - Reg’d	501	221,026

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	788	101,899

Utilities 0.0%
BKW FMB Energie AG	1,061	85,644

		14,676,285

United Kingdom 19.7%

Automobiles & Components 0.1%
GKN plc	68,075	219,884

Banks 2.8%
Barclays plc	444,519	2,081,887
Bradford & Bingley plc (a)(b)*	87,225	—
HSBC Holdings plc	414,350	4,517,676
Lloyds Banking Group plc *	1,072,616	1,084,755
Royal Bank of Scotland Group plc *	1,676,543	1,117,925
Standard Chartered plc	30,868	803,911

		9,606,154

Capital Goods 0.5%
BAE Systems plc	85,001	465,626
Balfour Beatty plc	26,331	141,366
Bunzl plc	7,222	87,983
Rolls-Royce Group plc *	25,060	256,068
Smiths Group plc	8,948	194,951
Travis Perkins plc	9,167	148,401
Wolseley plc *	14,240	495,878

		1,790,273

Commercial & Professional Supplies 0.1%
Capita Group plc	5,603	60,913
Experian plc	9,445	117,229
G4S plc	31,885	137,275
Hays plc	39,008	75,585
Rentokil Initial plc *	45,078	72,268

		463,270

Consumer Durables & Apparel 0.1%
Barratt Developments plc *	62,872	92,789
Persimmon plc	22,728	148,790
Taylor Wimpey plc *	253,070	140,326

		381,905

Consumer Services 0.6%
Carnival plc	17,479	796,348
Compass Group plc	39,048	347,153
Enterprise Inns plc *	49,717	85,387
InterContinental Hotels Group plc	7,799	164,470
Ladbrokes plc	39,503	82,649
Mitchells & Butlers plc *	31,158	171,786
Punch Taverns plc *	77,589	85,300
Thomas Cook Group plc	33,336	101,817
Tui Travel plc	22,217	90,014
Whitbread plc	5,646	156,779
William Hill plc	22,615	65,715

		2,147,418

Diversified Financials 0.3%
3i Group plc	19,288	95,639
ICAP plc	17,655	152,034
Investec plc	22,511	172,489
London Stock Exchange Group plc	7,918	107,196
Man Group plc	64,224	302,463
Schroders plc	2,638	76,136
Schroders plc - Non Voting Shares	4,102	92,509

		998,466

Energy 4.5%
AMEC plc	6,069	116,539
BG Group plc	39,674	890,229
BP plc	678,213	5,329,292
Royal Dutch Shell plc, A Shares	145,001	5,108,609
Royal Dutch Shell plc, B Shares	111,052	3,869,656

		15,314,325

Food & Staples Retailing 0.6%
J Sainsbury plc	76,922	469,924
Tesco plc	193,197	1,245,364
William Morrison Supermarkets plc	69,765	297,658

		2,012,946

Food, Beverage & Tobacco 1.4%
Associated British Foods plc	9,904	168,467
British American Tobacco plc	31,132	1,149,791
Diageo plc	47,444	912,085
Imperial Tobacco Group plc	16,656	475,439
SABMiller plc	15,038	486,656
Tate & Lyle plc	19,825	175,002
Unilever plc	47,988	1,393,397

		4,760,837

Health Care Equipment & Services 0.0%
Smith & Nephew plc	8,332	92,986

Household & Personal Products 0.1%
Reckitt Benckiser Group plc	7,477	406,393

Insurance 1.1%
Amlin plc	10,883	67,974
Aviva plc	208,910	1,485,719
Legal & General Group plc	293,241	521,778
Old Mutual plc	257,433	517,915
Prudential plc	69,996	758,518

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RSA Insurance Group plc	135,538	295,360
Standard Life plc	73,698	270,560

		3,917,824

Materials 2.3%
Anglo American plc	28,208	1,382,981
Antofagasta plc	6,493	146,166
BHP Billiton plc	67,809	2,589,206
Eurasian Natural Resources Corp.	5,715	92,098
Johnson Matthey plc	5,809	179,108
Kazakhmys plc	3,572	86,069
Lonmin plc *	2,740	72,520
Mondi plc	22,918	186,939
Rexam plc	38,288	209,365
Rio Tinto plc	28,991	1,990,987
Vedanta Resources plc	1,974	71,850
Xstrata plc	41,377	916,423

		7,923,712

Media 0.3%
British Sky Broadcasting Group plc	20,575	248,833
ITV plc *	125,833	156,387
Pearson plc	18,947	311,791
Reed Elsevier plc	12,946	114,546
United Business Media Ltd.	18,748	210,946
Yell Group plc (c)*	342,049	60,312

		1,102,815

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
AstraZeneca plc	32,053	1,562,708
GlaxoSmithKline plc	123,439	2,228,860

		3,791,568

Real Estate 0.2%
British Land Co. plc	22,764	188,812
Capital & Counties Properties plc	31,227	73,781
Capital Shopping Centres Group plc	16,534	97,311
Hammerson plc	14,710	101,131
Land Securities Group plc	24,612	265,916
SEGRO plc	16,026	76,524

		803,475

Retailing 0.4%
Dixons Retail plc *	318,709	103,989
Home Retail Group plc	40,070	138,431
Inchcape plc *	30,353	180,579
Kesa Electricals plc	46,497	95,873
Kingfisher plc	94,235	379,631
Marks & Spencer Group plc	63,777	363,664
Next plc	3,800	120,160

		1,382,327

Software & Services 0.1%
Logica plc	50,100	108,881
The Sage Group plc	21,195	100,052

		208,933

Telecommunication Services 2.2%
BT Group plc	552,262	1,554,771
Cable & Wireless Communications plc	68,806	50,881
Cable & Wireless Worldwide plc	71,668	81,222
TalkTalk Telecom Group plc	20,338	52,630
Vodafone Group plc	2,017,049	5,661,048

		7,400,552

Transportation 0.1%
easyJet plc *	10,857	65,978
FirstGroup plc	21,730	130,365
National Express Group plc *	21,965	86,129

		282,472

Utilities 0.8%
Centrica plc	134,422	688,325
Drax Group plc	21,493	133,332
International Power plc	39,944	270,023
National Grid plc	84,220	746,922
Pennon Group plc	7,677	74,065
Scottish & Southern Energy plc	27,671	513,712
Severn Trent plc	7,606	166,590
United Utilities Group plc	30,493	265,436

		2,858,405

		67,866,940

United States 0.0%

Health Care Equipment & Services 0.0%
Synthes, Inc.	445	58,741

Total Common Stock
(Cost $290,449,286)		338,110,470

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Volkswagen AG	7,516	1,215,967

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	2,812	171,092

Media 0.0%
ProSiebenSat.1 Media AG	4,461	137,244

		1,524,303

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	2,289	57,195

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A.	128,655	71,791

		128,986

Switzerland 0.0%

Capital Goods 0.0%
Schindler Holding AG	464	51,839

Total Preferred Stock
(Cost $1,194,697)		1,705,128

Rights 0.0% of net assets

Italy 0.0%
Banco Popolare Societa Cooperativa *	32,869	44,328

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Spain 0.0%
Banco Santander S.A. *	292,206	55,210

Total Rights
(Cost $77,940)		99,538

Warrants 0.0% of net assets

China 0.0%
Kingboard Chemical Holdings Ltd. *	700	708

Italy 0.0%
Mediobanca S.p.A. *	8,339	26
Unione di Banche Italiane S.C.P.A. *	16,309	49

		75

Spain 0.0%
Promotora de Informaciones SA *	3,766	1,856

Total Warrants
(Cost $2,194)		2,639

Other Investment Company 1.0% of net assets

United States 1.0%
iShares MSCI EAFE Index Fund	55,000	3,269,200

Total Other Investment Company
(Cost $2,936,258)		3,269,200

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Wells Fargo
0.03%, 02/01/11	1,462,203	1,462,203

Total Short-Term Investment
(Cost $1,462,203)		1,462,203

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	5,053,333	5,053,333

Total Collateral Invested for Securities on Loan
(Cost $5,053,333)		5,053,333

End of Collateral Invested for Securities on Loan

At 01/31/11, the tax basis cost of the fund’s investments was $322,130,184 and the unrealized appreciation and depreciation were $37,261,992 and ($14,742,998), respectively, with a net unrealized appreciation of $22,518,994.

At 01/31/11, the values of certain foreign securities held by the fund aggregating $315,498,556 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
FDR —	Fiduciary Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$99,054,015	$—	$99,054,015
Australia(a)	—	15,174,698	—	15,174,698
Real Estate	142,015	1,243,527	—	1,385,542
Canada(a)	18,623,536	—	—	18,623,536
France(a)	—	30,840,835	—	30,840,835
Commercial & Professional Supplies	107,366	—	—	107,366
Energy	70,823	5,153,590	—	5,224,413
Germany(a)	—	25,315,800	—	25,315,800
Capital Goods	2,510,927	1,121,685	—	3,632,612
Household & Personal Products	57,150	90,077	—	147,227
Media	61,358	—	—	61,358
Pharmaceuticals, Biotechnology & Life Sciences	298,903	1,025,629	—	1,324,532
Hong Kong(a)	—	5,815,618	—	5,815,618
Utilities	171,074	496,132	—	667,206

 17

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Ireland(a)	$—	$739,625	$—	$739,625
Food, Beverage & Tobacco	55,093	—	—	55,093
Insurance	45,315	—	—	45,315
Materials	79,617	398,750	—	478,367
Italy(a)	—	14,844,806	—	14,844,806
Capital Goods	752,913	297,222	—	1,050,135
Luxembourg(a) Materials	68,972	1,227,235	—	1,296,207
Media	52,875	114,574	—	167,449
Republic of Korea(a)	—	15,550,772	—	15,550,772
Food & Staples Retailing	94,519	—	—	94,519
Spain(a)	—	6,804,464	—	6,804,464
Banks	85,862	6,043,462	—	6,129,324
Capital Goods	267,170	277,225	—	544,395
Transportation	282,074	109,942	—	392,016
Switzerland(a)	—	14,590,641	—	14,590,641
Utilities	85,644	—	—	85,644
United Kingdom(a)	—	58,560,098	—	58,560,098
Media	248,833	853,982	—	1,102,815
Real Estate	73,781	729,694	—	803,475
Telecommunication Services	81,222	7,319,330	—	7,400,552
Preferred Stock(a)	—	1,705,128	—	1,705,128
Rights(a)	99,538	—	—	99,538
Warrants(a)	2,639	—	—	2,639
Other Investment Company(a)	3,269,200	—	—	3,269,200
Short-Term Investment(a)	—	1,462,203	—	1,462,203

Total	$27,688,419	$316,960,759	$—	$344,649,178

Other Financial Instruments Collateral Invested for Securities on Loan	$5,053,333	$—	$—	$5,053,333

*	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	January 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	In	Out	2011

Common Stock
United Kingdom	$6,965	$—	$114	$(225)	$(6,854)	$—	$—	$—

Total	$6,965	$—	$114	$(225)	$(6,854)	$—	$—	$—

REG46848JAN11

18

Schwab Capital Trust
Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	69,778,279	83,704,985
0.5%		Preferred Stock	210,965	404,164
0.0%		Warrants	662	1,491
0.2%		Other Investment Company	123,886	127,500
0.5%		Short-Term Investment	439,398	439,398

100.3%		Total Investments	70,553,190	84,677,538
0.5%		Collateral Invested for Securities on Loan	454,656	454,656
(0	.8)%	Other Assets and Liabilities, Net		(694,552)

100.0%		Total Net Assets		84,437,642

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 5.3%

Banks 0.3%
Bank of Queensland Ltd.	9,594	94,694
Bendigo & Adelaide Bank Ltd.	14,053	137,319

		232,013

Capital Goods 0.8%
Alesco Corp., Ltd.	7,076	23,184
Boart Longyear Group	9,669	42,041
Bradken Ltd.	5,657	52,383
Crane Group Ltd.	7,362	73,344
CSR Ltd.	75,921	121,967
Emeco Holdings Ltd.	52,121	57,212
GWA International Ltd.	13,440	43,582
Hills Industries Ltd.	15,126	28,078
Monadelphous Group Ltd.	2,755	53,271
Seven Network Ltd.	6,846	61,562
UGL Ltd.	6,467	97,536

		654,160

Commercial & Professional Supplies 0.3%
Campbell Brothers Ltd.	1,277	50,054
Downer EDI Ltd.	13,194	50,748
Skilled Group Ltd. *	20,380	40,168
Spotless Group Ltd.	19,144	42,931
Transfield Services Ltd.	23,991	74,779

		258,680

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	7,163	58,183

Consumer Services 0.1%
Aristocrat Leisure Ltd.	24,042	71,294
Flight Centre Ltd.	2,064	48,381

		119,675

Diversified Financials 0.4%
ASX Ltd.	3,447	128,669
Challenger Ltd.	16,240	74,425
IOOF Holdings Ltd.	5,227	40,887
Perpetual Ltd.	1,896	59,357
Platinum Asset Management Ltd.	4,941	23,580

		326,918

Energy 0.3%
AWE Ltd. *	15,650	27,836
Beach Energy Ltd.	63,323	49,957
Energy Resources of Australia Ltd.	1,898	19,027
New Hope Corp., Ltd.	6,478	31,647
Oil Search Ltd.	18,197	120,910

		249,377

Food, Beverage & Tobacco 0.1%
Elders Ltd. *	46,299	23,135
Goodman Fielder Ltd.	74,997	94,290

		117,425

Health Care Equipment & Services 0.4%
Ansell Ltd.	3,979	52,252
Australian Pharmaceutical Industries Ltd.	80,965	34,480
Cochlear Ltd.	938	72,153
Primary Health Care Ltd.	17,182	63,352
Ramsay Health Care Ltd.	4,158	70,917
Sigma Pharmaceuticals Ltd. *	66,853	29,833

		322,987

Materials 0.9%
Adelaide Brighton Ltd.	19,320	64,534
Gunns Ltd. *	100,483	58,004
Iluka Resources Ltd. *	14,514	123,353
Macarthur Coal Ltd.	4,694	58,554
Minara Resources Ltd. *	77,429	70,479
Mount Gibson Iron Ltd. *	20,400	43,198
OZ Minerals Ltd.	113,037	184,734
PaperlinX Ltd. *	200,305	90,154
Straits Resources Ltd.	30,505	68,981

		761,991

Media 0.2%
APN News & Media Ltd.	15,368	26,566
Consolidated Media Holdings Ltd.	15,167	44,923
Ten Network Holdings Ltd.	33,068	46,388
West Australian Newspapers Holdings Ltd.	2,291	14,212

		132,089

Real Estate 0.6%
Abacus Property Group	13,132	29,233
Australand Property Group	22,116	64,265
Charter Hall Office REIT	29,414	91,902
Charter Hall Retail REIT	14,938	45,854

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Commonwealth Property Office Fund	100,941	87,623
FKP Property Group	41,444	32,914
ING Industrial Fund	139,178	73,694
ING Office Fund	110,533	66,336

		491,821

Retailing 0.3%
Automotive Holdings Group Ltd.	14,960	37,491
David Jones Ltd.	18,531	87,623
Harvey Norman Holdings Ltd.	22,746	68,365
JB Hi-Fi Ltd.	1,871	34,444
Pacific Brands Ltd. *	69,118	71,674

		299,597

Software & Services 0.1%
Computershare Ltd.	8,265	83,231

Transportation 0.2%
Asciano Group *	41,671	66,975
ConnectEast Group	81,549	35,318
Virgin Blue Holdings Ltd. *	113,628	44,869

		147,162

Utilities 0.2%
APA Group	28,414	112,956
Envestra Ltd.	71,014	41,125
Infigen Energy	25,856	12,820
SP Ausnet	50,900	44,698

		211,599

		4,466,908

Austria 1.2%

Capital Goods 0.3%
A-TEC Industries AG *	2,258	7,976
Andritz AG	1,172	99,954
Palfinger AG *	1,141	42,740
Semperit AG Holding	683	32,982
Zumtobel AG	1,009	29,404

		213,056

Materials 0.1%
Mayr-Melnhof Karton AG	356	42,236
RHI AG *	1,507	56,844

		99,080

Real Estate 0.7%
Atrium European Real Estate Ltd.	14,646	88,839
CA Immobilien Anlagen AG *	6,146	101,494
Conwert Immobilien Invest SE	4,630	71,668
Immofinanz AG *	73,118	321,994

		583,995

Transportation 0.1%
Flughafen Wien AG	828	54,444
Oesterreichische Post AG	2,020	63,403

		117,847

		1,013,978

Belgium 1.4%

Capital Goods 0.3%
Bekaert N.V.	1,666	166,743
Compagnie d’Enterprises CFE	666	49,261

		216,004

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	964	82,730
Gimv N.V.	450	23,903
RHJ International *	10,350	89,544
Sofina S.A.	657	62,329

		258,506

Energy 0.0%
Euronav S.A.	2,080	35,305

Health Care Equipment & Services 0.1%
Agfa Gevaert N.V. *	19,974	88,804
Omega Pharma S.A.	703	36,143

		124,947

Materials 0.2%
Nyrstar	4,322	69,427
Recticel S.A.	2,016	20,345
Tessenderlo Chemie N.V.	2,629	94,037

		183,809

Real Estate 0.2%
Befimmo S.C.A.	610	50,485
Cofinimmo	614	83,463

		133,948

Technology Hardware & Equipment 0.1%
Barco N.V. *	918	63,996

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	1,806	71,059

Transportation 0.1%
Compagnie Maritime Belge S.A.	1,656	51,745

		1,139,319

Canada 8.5%

Automobiles & Components 0.1%
Linamar Corp.	4,033	85,062
Martinrea International, Inc. *	4,078	41,825

		126,887

Banks 0.2%
Canadian Western Bank	1,921	56,861
Genworth MI Canada, Inc.	1,300	34,209
Home Capital Group, Inc.	800	43,741
Laurentian Bank of Canada	1,363	72,278

		207,089

Capital Goods 0.6%
CAE, Inc.	6,399	81,350
Russel Metals, Inc.	5,203	121,534
SNC-Lavalin Group, Inc.	2,317	135,755
Superior Plus Corp.	8,400	99,154
Toromont Industries Ltd.	1,916	60,139

		497,932

Commercial & Professional Supplies 0.4%
IESI-BFC Ltd.	5,000	118,840
Ritchie Bros. Auctioneers, Inc.	1,500	37,449
Stantec, Inc. *	1,300	37,078
Transcontinental, Inc., Class A	6,637	112,876

		306,243

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	1,910	62,468
Gildan Activewear, Inc. *	2,302	67,657

		130,125

Consumer Services 0.2%
Tim Hortons, Inc.	2,500	102,312
Transat A.T., Inc., Class A *	2,900	48,944

		151,256

Diversified Financials 0.4%
AGF Management Ltd., Class B	5,272	98,137
Dundee Capital Markets, Inc.	1,736	1,890
Dundee Corp., Class A *	4,187	92,701
DundeeWealth, Inc.	1,736	33,338
GMP Capital, Inc.	3,500	50,647
TMX Group, Inc.	2,626	99,968

		376,681

Energy 1.1%
Advantage Oil & Gas Ltd. *	12,000	89,040
Crescent Point Energy Corp.	3,500	154,666
Ensign Energy Services, Inc.	5,692	92,143
Fairborne Energy Ltd. *	7,862	36,509
Flint Energy Services Ltd. *	2,628	48,290
Mullen Group Ltd.	5,200	102,302
Nuvista Energy Ltd.	1,700	16,060
OPTI Canada, Inc. *	29,327	20,208
Pacific Rubiales Energy Corp.	2,900	100,089
Paramount Resources Ltd., Class A *	1,300	40,077
Petrobank Energy & Resources Ltd. *	700	16,428
Progress Energy Resources Corp.	4,600	62,568
ShawCor Ltd., Class A	1,422	51,506
Trican Well Service Ltd.	2,941	64,439
Trinidad Drilling Ltd.	8,751	63,097

		957,422

Food, Beverage & Tobacco 0.2%
Cott Corp. *	6,700	53,595
Maple Leaf Foods, Inc.	10,714	122,510

		176,105

Health Care Equipment & Services 0.1%
CML Healthcare, Inc.	3,962	47,084

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	3,928	144,159

Materials 2.0%
Agnico-Eagle Mines Ltd.	1,273	87,134
Canfor Corp. *	7,798	94,929
Cascades, Inc.	7,645	55,428
CCL Industries, Inc., Class B	1,727	56,966
Centerra Gold, Inc.	2,780	44,614
First Quantum Minerals Ltd.	1,031	119,280
Franco-Nevada Corp.	1,097	30,488
Harry Winston Diamond Corp. *	4,145	44,830
HudBay Minerals, Inc.	6,396	105,903
IAMGOLD Corp.	3,965	75,392
Inmet Mining Corp.	1,496	111,526
Lundin Mining Corp. *	17,709	126,802
Methanex Corp.	4,389	119,308
New Gold, Inc. *	8,300	66,476
Norbord, Inc. *	1,795	26,763
PAN American Silver Corp.	1,400	45,844
Quadra FNX Mining Ltd. *	5,365	72,330
Sherritt International Corp.	17,490	152,657
Silver Wheaton Corp. *	2,074	63,980
Sino-Forest Corp. *	3,792	82,478
Thompson Creek Metals Co., Inc. *	3,717	50,446
West Fraser Timber Co., Ltd.	1,723	86,825

		1,720,399

Media 0.5%
Astral Media, Inc., Class A	1,852	74,036
Cogeco Cable, Inc.	1,453	61,930
Corus Entertainment, Inc., Class B	1,183	26,522
Groupe Aeroplan, Inc.	5,894	80,639
Torstar Corp., Class B	10,306	144,810

		387,937

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Nordion, Inc. *	2,203	25,191
Valeant Pharmaceuticals International, Inc.	16,500	601,273

		626,464

Real Estate 1.0%
Boardwalk Real Estate Investment Trust	1,070	46,995
Calloway Real Estate Investment Trust	4,170	98,946
Canadian Apartment Properties Real Estate Investment Trust	3,275	57,104
Canadian Real Estate Investment Trust	2,232	71,328
Chartwell Seniors Housing Real Estate Investment Trust	6,408	52,731
Cominar Real Estate Investment Trust	2,192	47,021
Dundee Real Estate Investment Trust	2,318	70,094
Extendicare Real Estate Investment Trust	4,477	44,441
First Capital Realty, Inc.	2,279	34,958
H&R Real Estate Investment Trust	6,831	140,665
InnVest Real Estate Investment Trust	8,223	56,252
Morguard Real Estate Investment Trust	2,000	29,261
Primaris Retail Real Estate Investment Trust	2,792	56,322

		806,118

Retailing 0.2%
Reitmans (Canada) Ltd., Class A	2,625	47,396
RONA, Inc. *	8,335	116,782

		164,178

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd. *	1,032	49,964
Open Text Corp. *	823	40,634

		90,598

Transportation 0.1%
TransForce, Inc.	9,300	125,009

Utilities 0.2%
Emera, Inc.	5,140	165,285

		7,206,971

China 0.2%

Capital Goods 0.0%
CITIC Resources Holdings Ltd. *	118,000	24,562

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.0%
Li Ning Co., Ltd.	5,000	9,585

Food, Beverage & Tobacco 0.1%
China Yurun Food Group Ltd.	9,000	29,377

Real Estate 0.0%
Renhe Commercial Holdings	70,000	11,708

Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	27,700	53,361

		128,593

Cyprus 0.1%

Energy 0.1%
Prosafe SE	12,036	89,700

Denmark 1.5%

Banks 0.3%
Jyske Bank A/S - Reg’d *	3,489	156,835
Sydbank A/S *	2,694	77,797

		234,632

Capital Goods 0.3%
FLSmidth & Co. A/S	1,362	117,035
NKT Holding A/S	771	44,947
Rockwool International A/S, B Shares	449	52,902
Schouw & Co., A/S	931	21,288

		236,172

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	2,317	29,229

Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd. A/S	3,651	111,722

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	390	56,705
GN Store Nord A/S *	7,482	71,665
William Demant Holdings A/S *	333	26,670

		155,040

Insurance 0.1%
Alm. Brand A/S *	21,715	49,457
Topdanmark A/S *	578	83,480

		132,937

Materials 0.2%
Auriga Industries A/S, Class B	1,706	28,245
Novozymes A/S, Class B	763	105,743

		133,988

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	691	45,500
H. Lundbeck A/S	1,951	40,503

		86,003

Software & Services 0.0%
SimCorp A/S	133	20,276

Transportation 0.2%
D/S Norden A/S	626	21,251
DSV A/S	6,495	135,672

		156,923

		1,296,922

Finland 2.1%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	4,729	170,449

Capital Goods 0.7%
Cargotec Corp., B Shares	3,094	144,537
Cramo Oyj *	1,913	50,540
Konecranes Oyj	2,595	108,948
Lemminkainen Oyj *	835	29,412
Outotec Oyj	2,413	135,370
Ramirent Oyj	4,098	56,653
Uponor Oyj	4,477	77,862

		603,322

Commercial & Professional Supplies 0.1%
Lassila & Tikanoja Oyj	938	17,864
Poyry Oyj	2,507	30,610

		48,474

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares (c)	6,562	91,901

Food, Beverage & Tobacco 0.0%
HKScan Oyj, A Shares	2,731	29,167

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, Class B	4,104	18,149

Materials 0.5%
Huhtamaki Oyj	8,557	124,083
Kemira Oyj	5,786	90,182
M-real Oyj, Class B *	38,386	170,124
Tikkurila Oy *	1,446	31,300

		415,689

Media 0.1%
Alma Media Corp.	3,287	38,614

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	4,072	92,024

Real Estate 0.1%
Citycon Oyj	5,817	25,247
Sponda Oyj	13,546	69,276

		94,523

Retailing 0.1%
Stockmann Oyj Abp, B Shares	2,583	83,035

Software & Services 0.1%
Tieto Oyj	3,767	79,324

		1,764,671

France 3.4%

Automobiles & Components 0.2%
Plastic Omnium S.A.	1,110	86,677
Societe Fonciere Financiere et de Participations (FFP)	664	47,658

		134,335

Capital Goods 0.4%
Delachaux S.A.	288	24,809
Faiveley Transport	207	18,458
IMS International Metal Service *	2,527	46,101
Manitou BF *	1,325	38,151
Mersen S.A.	932	49,175

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zodiac Aerospace	2,033	151,551

		328,245

Commercial & Professional Supplies 0.5%
Bureau Veritas S.A.	649	47,055
Derichebourg S.A. *	11,954	101,328
GL Events S.A.	941	31,983
Seche Environnement S.A.	223	19,082
Societe BIC S.A.	1,172	100,643
Teleperformance	2,433	87,557

		387,648

Consumer Durables & Apparel 0.2%
Beneteau *	1,275	27,492
SEB S.A.	853	84,670
Trigano S.A.	1,025	34,388

		146,550

Consumer Services 0.1%
Club Mediterranee S.A. *	3,108	71,182
Pierre & Vacances	416	36,488

		107,670

Diversified Financials 0.1%
Boursorama *	1,840	20,532
Financiere Marc de Lacharriere S.A.	550	23,896

		44,428

Energy 0.3%
Bourbon S.A.	3,039	135,047
Maurel et Prom	5,306	99,323

		234,370

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	173	16,390
Remy Cointreau S.A.	722	51,000
Vilmorin & Cie	300	36,333

		103,723

Health Care Equipment & Services 0.1%
bioMerieux	275	29,980
Orpea	488	22,960

		52,940

Insurance 0.0%
April Group	728	23,235

Materials 0.2%
Rhodia S.A.	6,283	187,424

Media 0.3%
Canal Plus	5,476	41,589
Eutelsat Communications	1,402	51,141
Havas S.A.	18,834	98,577
Ipsos	719	34,862

		226,169

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Ipsen S.A.	604	21,069

Real Estate 0.1%
Mercialys	706	26,982
Societe Immobilliere de Location pour l’Industrie et le Commerce	355	47,929

		74,911

Retailing 0.0%
Etam Development S.A. *	700	34,023

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *	1,751	21,658

Software & Services 0.3%
Alten	686	23,868
Altran Technologies S.A. *	9,811	48,276
Dassault Systemes S.A.	949	74,513
Groupe Steria S.C.A.	1,199	34,565
Sopra Group	243	22,707
UbiSoft Entertainment S.A. *	5,226	61,386

		265,315

Technology Hardware & Equipment 0.2%
Bull *	7,468	32,928
Ingenico S.A.	733	27,204
Neopost S.A.	1,417	128,189

		188,321

Telecommunication Services 0.0%
Iliad S.A.	234	24,867

Transportation 0.1%
Groupe Eurotunnel S.A. - Reg’d	12,424	120,721

Utilities 0.2%
EDF Energies Nouvelles S.A.	494	21,357
Rubis	654	75,977
Sechilienne S.A.	864	24,403

		121,737

		2,849,359

Germany 3.6%

Automobiles & Components 0.2%
ElringKlinger AG	1,472	47,157
Leoni AG *	3,547	151,738

		198,895

Banks 0.1%
Aareal Bank AG *	3,427	105,927
comdirect bank AG	2,824	31,724

		137,651

Capital Goods 1.2%
Bauer AG	565	28,819
Demag Cranes AG *	922	44,972
Deutz AG *	10,892	91,159
Duerr AG *	1,131	37,471
Gildemeister AG	4,014	86,088
Heidelberger Druckmaschinen AG *	40,939	195,368
Indus Holding AG	1,083	32,443
Krones AG *	677	43,885
KUKA AG *	3,346	79,462
MTU Aero Engines Holding AG	1,490	105,084
Nordex AG *	2,830	21,047
Pfleiderer AG - Reg’d *	3,925	9,208
Rational AG	136	27,800
SGL Carbon SE *	3,119	118,000
Tognum AG	3,133	78,957
Vossloh AG	385	47,583

		1,047,346

Consumer Durables & Apparel 0.1%
Puma AG Rudolf Dassler Sport	161	50,347

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
MLP AG	4,022	42,952

Food, Beverage & Tobacco 0.0%
KWS Saat AG	144	28,085

Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	1,253	24,035
Rhoen-klinikum AG	1,418	33,027

		57,062

Materials 0.2%
Fuchs Petrolub AG	336	42,185
H&R WASAG AG	857	24,052
Symrise AG	3,300	93,505

		159,742

Media 0.1%
GfK SE	491	25,445
Sky Deutschland AG *	20,418	77,073

		102,518

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	3,808	70,169
Stada Arzneimittel AG	2,235	83,287

		153,456

Real Estate 0.3%
Alstria Office REIT-AG	2,086	29,417
Deutsche Euroshop AG	1,616	60,912
Deutsche Wohnen AG *	3,514	48,025
DIC Asset AG	2,410	29,521
IVG Immobilien AG *	8,557	83,680

		251,555

Retailing 0.4%
Douglas Holding AG	2,364	127,461
Fielmann AG	221	20,052
Medion AG	1,948	32,539
Praktiker Bau- und Heimwerkermaerkte Holding AG	11,177	114,383
Takkt AG	1,966	31,359

		325,794

Semiconductors & Semiconductor Equipment 0.1%
Q-Cells SE *	13,802	47,080
Solarworld AG	3,137	31,011

		78,091

Software & Services 0.1%
Bechtle AG	1,010	42,176
Software AG	334	52,781
United Internet AG - Reg’d	1,321	21,929

		116,886

Technology Hardware & Equipment 0.2%
Jenoptik AG *	4,997	38,223
Wincor Nixdorf AG	1,320	100,619

		138,842

Telecommunication Services 0.1%
Freenet AG	3,704	43,312

Transportation 0.1%
Hamburger Hafen und Logistik AG	851	37,669
Sixt AG	1,192	53,661

		91,330

		3,023,864

Greece 0.4%

Banks 0.0%
Agricultural Bank of Greece *	11,705	12,178
TT Hellenic Postbank S.A. *	3,861	16,733

		28,911

Capital Goods 0.1%
Ellaktor S.A.	8,713	45,033

Consumer Services 0.0%
Intralot S.A. Integrated Lottery	7,911	27,180

Materials 0.3%
Mytilineos Holdings S.A. *	8,037	57,675
Sidenor Steel Products Manufacturing Co., S.A. *	5,945	25,667
Titan Cement Co.	3,478	73,524
Viohalco, Hellenic Copper & Aluminum Industry S.A. *	8,981	55,017

		211,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Alapis Holding Industrial and Commercial S.A.	7,238	5,260

Retailing 0.0%
Jumbo S.A.	2,134	14,839

Utilities 0.0%
EYDAP Athens Water Supply & Sewage Co., S.A.	1,971	13,358

		346,464

Hong Kong 3.6%

Automobiles & Components 0.1%
Xinyi Glass Holdings Co., Ltd.	54,000	44,963

Banks 0.3%
Dah Sing Banking Group Ltd.	16,600	29,428
Dah Sing Financial Group	8,550	60,016
Fubon Bank (Hong Kong) Ltd.	30,000	19,013
Wing Hang Bank Ltd.	9,000	121,460

		229,917

Capital Goods 0.2%
China State Construction International Holdings Ltd.	34,000	33,624
HKC Holdings Ltd. *	143,990	8,079
Johnson Electric Holdings Ltd.	73,500	52,678
Lonking Holdings Ltd.	54,000	31,613
Shun Tak Holdings Ltd.	73,000	45,631

		171,625

Consumer Durables & Apparel 0.3%
Anta Sports Products Ltd.	10,000	16,105
Bosideng International Holdings Ltd.	74,000	23,057
China Dongxiang Group Co.	34,000	14,899
Pacific Textile Holdings Ltd.	21,000	13,481
Shenzhou International Group	13,000	15,214
Skyworth Digital Holdings Ltd.	24,000	15,102

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stella International Holdings Ltd.	14,000	30,449
Techtronic Industries Co., Ltd.	89,500	111,704
Texwinca Holdings Ltd.	30,000	32,606

		272,617

Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	8,000	19,118
China Travel International Investment Hong Kong Ltd. *	106,000	23,478
Galaxy Entertainment Group Ltd. *	33,000	51,029
Sands China Ltd. *	13,600	33,764
The Hongkong & Shanghai Hotels Ltd.	30,000	52,624

		180,013

Diversified Financials 0.3%
First Pacific Co., Ltd.	117,000	101,692
Hong Kong Exchanges & Clearing Ltd.	6,700	154,379

		256,071

Energy 0.0%
Mongolia Energy Co., Ltd. *	47,000	13,283

Food, Beverage & Tobacco 0.2%
Chaoda Modern Agriculture (Holdings) Ltd.	73,320	52,866
China Mengniu Dairy Co., Ltd.	14,000	39,194
Global Bio-chem Technology Group Co., Ltd. *	158,000	25,875
Uni-President China Holdings Ltd.	22,000	12,445
Want Want China Holdings Ltd.	57,000	47,537

		177,917

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	6,000	45,039

Materials 0.1%
Fushan International Energy Group Ltd.	34,000	23,154
Hidili Industry International Development Ltd.	19,000	16,345
Lee & Man Paper Manufacturing Ltd.	31,000	21,628
Nine Dragons Paper Holdings Ltd.	14,000	19,914

		81,041

Media 0.1%
Television Broadcasts Ltd.	12,000	64,830

Real Estate 0.8%
Agile Property Holdings Ltd.	32,000	47,905
Champion Real Estate Investment Trust (c)	78,000	47,202
Greentown China Holdings Ltd.	14,000	16,066
HKR International Ltd.	34,400	21,628
Hopewell Holdings Ltd.	19,500	63,386
Hopson Development Holdings Ltd. *	31,000	35,329
Hysan Development Co., Ltd.	31,000	148,680
K Wah International Holdings Ltd.	39,000	17,717
Kowloon Development Co., Ltd.	26,000	37,473
KWG Property Holding Ltd.	19,500	14,595
New World China Land Ltd.	71,200	28,915
Shimao Property Holdings Ltd.	24,000	36,649
Shui On Land Ltd.	76,400	36,861
Sinolink Worldwide Holdings Ltd.	185,000	27,144
Soho China Ltd.	59,500	47,128
Tian An China Investments Co., Ltd.	45,000	31,224
Tomson Group Ltd.	32,000	13,450

		671,352

Retailing 0.4%
Belle International Holdings Ltd.	51,000	87,690
Chow Sang Sang Holdings International Ltd.	27,000	56,661
Dah Chong Hong Holdings Ltd.	47,000	44,692
Giordano International Ltd.	101,000	60,098
GOME Electrical Appliances Holdings Ltd. *	246,000	93,387
Lifestyle International Holdings Ltd.	11,000	27,470
Parkson Retail Group Ltd.	13,500	23,091

		393,089

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	3,700	44,385

Software & Services 0.0%
Tencent Holdings Ltd.	1,400	36,535

Technology Hardware & Equipment 0.2%
BYD Electronic International Co., Ltd.	45,500	30,369
Kingboard Laminates Holding Ltd.	42,000	41,801
Truly International Holdings Ltd.	55,000	14,532
VTech Holdings Ltd.	7,000	78,203

		164,905

Transportation 0.2%
Hong Kong Aircraft Engineering Co., Ltd.	1,600	24,559
Hopewell Highway Infrastructure Ltd.	32,900	25,930
Pacific Basin Shipping Ltd.	136,000	88,588
Road King Infrastructure Ltd.	22,000	20,170

		159,247

Utilities 0.0%
ENN Energy Holdings Ltd.	8,000	24,049

		3,030,878

Ireland 1.0%

Capital Goods 0.5%
DCC plc	4,858	143,669
Grafton Group plc	35,322	165,395
Kingspan Group plc	10,627	95,302

		404,366

Consumer Services 0.0%
Paddy Power plc	951	37,499

Food & Staples Retailing 0.0%
Fyffes plc	37,875	20,258

Food, Beverage & Tobacco 0.2%
C&C Group plc	19,360	90,547
Glanbia plc	8,418	45,514
Greencore Group plc	30,019	45,211

		181,272

Health Care Equipment & Services 0.1%
United Drug plc	14,874	43,960

Insurance 0.0%
FBD Holdings plc	4,121	37,116

Media 0.1%
Independent News & Media plc *	77,897	63,815

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
Aer Lingus Group plc *	29,705	42,033

		830,319

Israel 0.7%

Banks 0.1%
First International Bank of Israel Ltd.	659	9,218
Israel Discount Bank Ltd., Class A *	34,880	69,378
Mizrahi Tefahot Bank Ltd.	3,772	35,852

		114,448

Capital Goods 0.1%
Clal Industries Ltd.	2,802	21,871
Elbit Systems Ltd.	478	24,231
Koor Industries Ltd.	957	23,699

		69,801

Consumer Durables & Apparel 0.0%
Elco Holdings Ltd.	1,147	15,457

Energy 0.0%
Paz Oil Co., Ltd.	143	24,777

Food & Staples Retailing 0.0%
Blue Square-Israel Ltd.	986	8,715
Shufersal Ltd.	2,654	15,178

		23,893

Food, Beverage & Tobacco 0.1%
Osem Investments Ltd.	1,213	18,896
Strauss Group Ltd.	1,045	14,908

		33,804

Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd.	530	14,034
Harel Insurance Investments & Finances Service Ltd.	288	16,305
Migdal Insurance & Financial Ltd. Holdings	7,572	13,785

		44,124

Materials 0.1%
Makhteshim-Agan Industries Ltd. *	9,053	44,064

Media 0.0%
Hot Telecommunication System Ltd. *	836	13,575

Real Estate 0.1%
Africa Israel Investments Ltd. *	2,731	22,329
Elbit Imaging Ltd. *	712	8,579
Gazit-Globe Ltd.	2,481	29,157
Jerusalem Economy Ltd. *	1,581	17,629

		77,694

Retailing 0.0%
Delek Automotive Systems Ltd.	1,017	13,669

Software & Services 0.0%
NICE Systems Ltd. *	978	31,851

Telecommunication Services 0.1%
Cellcom Israel Ltd.	1,751	52,780
Partner Communications Co., Ltd.	2,175	41,423

		94,203

		601,360

Italy 2.1%

Automobiles & Components 0.1%
Brembo S.p.A.	3,059	33,786
Immsi S.p.A.	18,781	21,180
Piaggio & C. S.p.A.	7,614	23,966
Sogefi S.p.A. *	5,738	17,855

		96,787

Banks 0.2%
Banca Piccolo Credito Valtellinese Scarl	18,586	92,147
Banca Popolare dell’Etruria e del Lazio S.c.r.l. *	5,533	24,199
Banco di Desio e della Brianza S.p.A.	3,479	17,696

		134,042

Capital Goods 0.5%
Astaldi S.p.A.	2,879	18,399
Cofide S.p.A. - Compagnia Finanziaria De Benedetti *	90,317	86,359
Danieli S.p.A. - Officine Meccaniche Danieli & C.	939	28,830
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	1,624	27,549
Impregilo S.p.A. *	27,865	84,838
Interpump Group S.p.A. *	4,404	34,602
Maire Tecnimont S.p.A.	3,827	18,239
Prysmian S.p.A.	6,084	122,858

		421,674

Consumer Durables & Apparel 0.3%
Bulgari S.p.A	6,180	64,450
Geox S.p.A.	4,107	20,821
Indesit Co., S.p.A.	3,735	40,989
Safilo Group S.p.A. *	5,346	90,818
Tod’s S.p.A.	372	38,126

		255,204

Diversified Financials 0.0%
Azimut Holding S.p.A.	2,924	30,728

Food & Staples Retailing 0.0%
Marr S.p.A.	2,169	26,074

Food, Beverage & Tobacco 0.1%
Davide Campari - Milano S.p.A.	7,130	45,524

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	14,143	35,640

Insurance 0.1%
Societa Cattolica di Assicurazioni S.c.r.l.	4,269	112,988

Materials 0.1%
Cementir Holding S.p.A.	8,284	24,901
KME Group *	81,149	38,031

		62,932

Media 0.2%
Gruppo Editoriale L’Espresso S.p.A. *	12,820	31,219
Mondadori (Arnoldo) Editore S.p.A. *	12,970	45,754
RCS MediaGroup S.p.A. *	19,927	30,187
Seat Pagine Gialle S.p.A. (c)*	264,556	30,575

		137,735

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	2,918	26,457

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.2%
Beni Stabili S.p.A.	55,099	52,478
Immobiliare Grande Distribuzione	11,012	23,249
Prelios S.p.A *	87,106	63,820

		139,547

Retailing 0.0%
Gruppo Coin S.p.A. *	2,930	29,982

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	2,554	19,078

Transportation 0.2%
Alitalia S.p.A. (a)(b)*	14,782	—
Ansaldo STS S.p.A.	1,285	19,477
Autostrada Torino-Milano S.p.A.	3,715	52,152
Gemina S.p.A. *	35,045	27,561
Societa Iniziative Autostradali e Servizi S.p.A.	3,463	37,187

		136,377

Utilities 0.1%
Iren S.p.A.	39,137	68,046

		1,778,815

Japan 27.4%

Automobiles & Components 2.1%
Aichi Machine Industry Co., Ltd.	7,000	32,613
Aisan Industry Co., Ltd.	2,400	23,311
Akebono Brake Industry Co., Ltd.	4,900	31,944
Calsonic Kansei Corp. *	14,000	58,519
EXEDY Corp.	1,300	43,705
F.C.C. Co., Ltd.	1,000	22,707
Futaba Industrial Co., Ltd. *	6,700	50,089
Kanto Auto Works, Ltd.	6,300	56,264
Kayaba Industry Co., Ltd.	15,000	119,192
Keihin Corp.	2,400	54,728
Koito Manufacturing Co., Ltd.	5,000	86,560
Mitsuba Corp. *	5,000	46,922
Musashi Seimitsu Industry Co., Ltd.	1,600	40,169
NGK Spark Plug Co., Ltd.	5,000	77,661
NHK Spring Co., Ltd.	9,000	101,946
Nifco, Inc.	1,700	45,492
Nippon Seiki Co., Ltd.	2,000	24,252
Nissan Shatai Co., Ltd.	4,000	34,707
Nissin Kogyo Co., Ltd.	2,500	45,229
Press Kogyo Co., Ltd. *	14,000	69,751
Riken Corp.	6,000	27,752
Sanden Corp.	11,000	52,720
Showa Corp. *	7,100	53,265
Stanley Electric Co., Ltd.	5,100	95,678
Tachi-S Co., Ltd.	2,600	45,239
Takata Corp.	2,700	82,681
The Yokohama Rubber Co., Ltd.	20,000	102,251
Tokai Rika Co., Ltd.	2,200	44,105
Tokai Rubber Industries Ltd.	1,700	22,582
Topre Corp.	2,200	17,191
Toyo Tire & Rubber Co., Ltd.	23,000	56,975
TS Tech Co., Ltd.	2,100	42,528
Unipres Corp.	1,500	30,276

		1,739,004

Banks 2.8%
Aichi Bank Ltd.	300	18,631
Aozora Bank Ltd.	34,000	74,960
Bank of The Ryukyus Ltd.	2,800	32,963
Kansai Urban Banking Corp.	16,000	26,470
Kiyo Holdings, Inc.	26,000	35,878
Mizuho Trust & Banking Co., Ltd. *	23,000	22,453
Sapporo Hokuyo Holdings, Inc.	9,600	46,543
Suruga Bank Ltd.	7,000	65,412
The 77 Bank Ltd.	14,000	75,903
The Akita Bank Ltd.	6,000	18,373
The Aomori Bank Ltd.	10,000	29,877
The Awa Bank Ltd.	7,000	43,141
The Bank of Iwate Ltd.	500	23,449
The Bank of Kyoto Ltd.	11,000	101,733
The Bank of Nagoya Ltd.	11,000	35,111
The Bank of Okinawa Ltd.	1,000	39,289
The Bank of Saga Ltd.	7,000	20,035
The Chugoku Bank Ltd.	7,000	83,948
The Chukyo Bank Ltd.	5,000	12,753
The Daishi Bank Ltd.	15,000	50,814
The Ehime Bank Ltd.	9,000	25,026
The Eighteenth Bank Ltd.	12,000	35,946
The Fukui Bank Ltd.	6,000	18,524
The Gunma Bank, Ltd.	17,000	97,776
The Higashi-Nippon Bank Ltd.	13,000	30,559
The Higo Bank Ltd.	9,000	47,556
The Hiroshima Bank Ltd.	21,000	89,558
The Hokkoku Bank Ltd.	13,000	44,112
The Hokuetsu Bank Ltd.	15,000	31,067
The Hyakugo Bank Ltd.	11,000	49,044
The Hyakujushi Bank Ltd.	14,000	53,318
The Iyo Bank Ltd.	9,000	76,723
The Juroku Bank Ltd.	15,000	48,632
The Kagoshima Bank Ltd.	8,000	52,652
The Keiyo Bank Ltd.	7,000	35,830
The Mie Bank Ltd.	5,000	14,271
The Minato Bank Ltd.	11,000	20,354
The Musashino Bank Ltd.	1,600	48,345
The Nanto Bank Ltd.	9,000	46,823
The Nishi-Nippon City Bank Ltd.	33,000	102,511
The Ogaki Kyoritsu Bank Ltd.	16,000	53,247
The Oita Bank Ltd.	9,000	34,088
The San-in Godo Bank Ltd.	8,000	59,948
The Shiga Bank Ltd.	8,000	44,133
The Shikoku Bank Ltd.	7,000	22,638
The Tochigi Bank Ltd.	6,000	29,218
The Toho Bank Ltd.	12,000	38,047
The Tokyo Tomin Bank Ltd.	2,200	29,977
The Yamagata Bank Ltd.	6,000	28,063
The Yamanashi Chuo Bank Ltd.	9,000	45,477
Tomony Holdings, Inc. *	12,000	49,273
Yamaguchi Financial Group, Inc.	7,000	70,302

		2,330,774

Capital Goods 4.7%
Aica Kogyo Co., Ltd.	2,400	29,034
Amano Corp.	2,800	26,280
Central Glass Co., Ltd.	10,000	47,106
Chiyoda Corp.	8,000	71,164
Chudenko Corp.	1,800	22,258
Comsys Holdings Corp.	6,800	70,918
Daifuku Co., Ltd.	6,000	43,567

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ebara Corp. *	16,000	78,012
Fujitec Co., Ltd.	3,000	16,024
Furukawa Co., Ltd. *	28,000	34,240
Futaba Corp.	2,300	45,434
Glory Ltd.	2,200	52,617
GS Yuasa Corp.	5,000	35,022
Hitachi Cable Ltd.	15,000	39,541
Hitachi Zosen Corp.	53,000	80,931
Hoshizaki Electric Co., Ltd.	2,400	45,357
Inaba Denki Sangyo Co., Ltd.	1,900	53,163
Inabata & Co., Ltd.	13,100	83,442
Iseki & Co., Ltd. *	6,000	16,926
Iwatani Corp.	27,000	84,343
Japan Pulp & Paper Co., Ltd.	6,000	22,267
Kandenko Co., Ltd.	6,000	38,729
Kanematsu Corp. *	120,000	122,900
Keihan Electric Railway Co., Ltd.	19,000	76,932
Kitz Corp.	5,000	22,729
Komori Corp.	3,700	41,255
Kumagai Gumi Co., Ltd. *	43,000	33,100
Kurita Water Industries Ltd.	2,400	75,088
Kuroda Electric Co., Ltd.	1,800	24,687
Kyowa Exeo Corp.	5,600	54,963
Kyudenko Corp.	6,000	41,669
Mabuchi Motor Co., Ltd.	900	44,357
Maeda Corp.	19,000	63,122
Maeda Road Construction Co., Ltd.	4,000	34,651
Makino Milling Machine Co., Ltd. *	6,000	50,754
Max Co., Ltd.	2,000	24,127
Meidensha Corp.	7,000	32,472
Minebea Co., Ltd.	17,000	100,964
Misumi Group, Inc.	1,300	33,413
Mitsui Engineering & Shipbuilding Co., Ltd.	38,000	105,233
Miura Co., Ltd.	1,100	30,518
Mori Seiki Co., Ltd.	4,900	57,316
Nabtesco Corp.	2,000	47,244
Nachi-Fujikoshi Corp.	13,000	59,316
Nagase & Co., Ltd.	6,000	77,479
NEC Networks & System Integration Corp.	1,800	24,487
Nichias Corp.	5,000	27,952
Nippo Corp.	5,000	37,409
Nippon Densetsu Kogyo Co., Ltd.	3,000	28,577
Nishimatsu Construction Co., Ltd.	53,000	69,767
Nitto Boseki Co., Ltd.	11,000	28,096
Noritake Co., Ltd.	5,000	18,954
Noritz Corp.	2,400	40,292
Okuma Corp. *	7,000	58,540
Okumura Corp.	13,000	49,317
OSG Corp.	2,700	39,978
Penta-Ocean Construction Co., Ltd.	47,500	78,820
Ryobi Ltd. *	11,000	48,030
Sanki Engineering Co., Ltd.	4,000	27,329
Sankyo-Tateyama Holdings, Inc. *	31,000	42,875
Sanwa Holdings Corp.	18,000	56,650
Shima Seiki Mfg., Ltd.	1,700	40,327
ShinMaywa Industries Ltd.	8,000	34,984
Sintokogio Ltd.	2,900	29,140
Sumikin Bussan Corp.	8,000	19,175
Swcc Showa Holdings Co., Ltd. *	20,000	22,723
Tadano Ltd.	8,000	41,706
Taihei Kogyo Co., Ltd.	6,000	28,116
Taikisha Ltd.	1,400	23,976
Takara Standard Co., Ltd.	4,000	25,469
Takasago Thermal Engineering Co., Ltd.	5,000	41,400
The Japan Steel Works Ltd.	4,000	41,955
The Nippon Road Co., Ltd.	10,000	24,864
THK Co., Ltd.	4,600	119,963
TOA Corp.	17,000	20,524
Toda Corp.	21,000	80,631
Toshiba Machine Co., Ltd.	4,000	21,384
Toshiba Plant Systems & Services Corp.	2,000	29,336
Toto Ltd.	14,000	100,240
Toyo Engineering Corp.	6,000	22,760
Trusco Nakayama Corp.	1,800	28,959
Tsubakimoto Chain Co.	8,000	45,259
Ushio, Inc.	3,000	60,795
Yamazen Corp.	6,100	32,508
Yuasa Trading Co., Ltd. *	36,000	43,363

		3,947,294

Commercial & Professional Supplies 0.4%
Duskin Co., Ltd.	3,700	70,397
Kokuyo Co., Ltd.	7,900	65,824
Matsuda Sangyo Co., Ltd.	1,000	16,944
Meitec Corp. *	2,000	39,931
Nissha Printing Co., Ltd.	700	17,619
Okamura Corp.	5,000	30,361
Park24 Co., Ltd.	2,100	22,676
Sohgo Security Services Co., Ltd.	3,300	40,067
Toppan Forms Co., Ltd.	2,200	21,792

		325,611

Consumer Durables & Apparel 1.8%
Alpine Electronics, Inc.	2,200	30,351
Asics Corp.	5,000	66,565
Chofu Seisakusho Co., Ltd.	1,300	29,404
Clarion Co., Ltd. *	11,000	20,957
Cleanup Corp.	2,400	17,307
Fujitsu General Ltd.	4,000	23,560
Funai Electric Co., Ltd.	600	20,010
Gunze Ltd.	11,000	45,945
Haseko Corp. *	102,500	95,108
Heiwa Corp.	1,600	23,356
Hitachi Koki Co., Ltd.	3,000	29,888
JVC KENWOOD Holdings, Inc. *	4,460	19,454
Kurabo Industries Ltd.	18,000	33,603
Mars Engineering Corp.	1,000	17,325
Misawa Homes Co., Ltd. *	11,100	51,811
Mitsui Home Co., Ltd.	3,000	16,442
Mizuno Corp.	7,000	34,717
Nisshinbo Holdings, Inc.	7,000	77,683
Noritsu Koki Co., Ltd. *	2,400	14,918
Onward Holdings Co., Ltd.	11,000	95,776
PanaHome Corp.	3,000	19,338
Pioneer Corp. *	40,900	176,969
Rinnai Corp.	900	56,929
Roland Corp.	2,200	27,825
Sangetsu Co., Ltd.	1,900	45,601
Sanyo Shokai Ltd.	6,000	22,316
Seiko Holdings Corp. *	14,000	47,643
Shimano, Inc.	1,600	79,911
Takamatsu Construction Group Co., Ltd.	1,800	23,993
The Japan Wool Textile Co., Ltd.	4,000	35,283

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Token Corp.	660	26,353
Tokyo Style Co., Ltd.	4,000	31,107
Tomy Co., Ltd.	2,900	24,081
Toyobo Co., Ltd.	48,000	88,442
Unitika Ltd. *	39,000	36,143
Wacoal Holdings Corp.	4,000	53,569

		1,559,683

Consumer Services 0.4%
Benesse Holdings, Inc.	2,100	94,117
H.I.S. Co., Ltd.	1,300	33,927
PGM Holdings K.K.	34	21,419
Plenus Co., Ltd.	1,800	29,796
Resorttrust, Inc.	1,500	25,267
Round One Corp.	4,200	22,624
Tokyo Dome Corp.	7,000	16,908
Yoshinoya Holdings Co., Ltd.	25	32,713
Zensho Co., Ltd.	3,100	32,006

		308,777

Diversified Financials 0.8%
Aeon Credit Service Co., Ltd.	5,900	82,624
Cedyna Financial Corp. *	20,650	41,454
Fuyo General Lease Co., Ltd.	800	28,310
Hitachi Capital Corp.	2,500	39,685
IBJ Leasing Co., Ltd.	1,600	39,997
Jaccs Co., Ltd.	27,000	91,730
JAFCO Co., Ltd.	800	22,550
Japan Securities Finance Co., Ltd.	3,900	28,509
Matsui Securities Co., Ltd.	3,600	23,926
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,410	57,088
Mizuho Investors Securities Co., Ltd. *	14,000	14,494
Mizuho Securities Co., Ltd.	8,000	21,125
Monex Group, Inc.	45	12,519
Okasan Securities Group, Inc.	5,000	19,507
Orient Corp. *	62,000	73,008
Ricoh Leasing	1,200	34,112
Tokai Tokyo Financial Holdings, Inc.	9,000	32,145

		662,783

Energy 0.2%
AOC Holdings, Inc. *	10,000	60,004
Itohchu Enex Co., Ltd.	9,900	56,299
Japan Petroleum Exploration Co., Ltd.	1,200	48,837
San-Ai Oil Co., Ltd.	4,000	20,452
Sinanen Co., Ltd.	6,000	27,992

		213,584

Food & Staples Retailing 0.7%
Arcs Co., Ltd.	1,500	23,052
Cawachi Ltd.	600	12,261
Circle K Sunkus Co., Ltd.	2,900	46,608
FamilyMart Co., Ltd.	2,600	96,694
Heiwado Co., Ltd.	2,300	30,404
Izumiya Co., Ltd.	11,000	45,383
Kasumi Co., Ltd.	2,900	16,251
Kato Sangyo Co., Ltd.	2,300	36,456
Matsumotokiyoshi Holdings Co., Ltd.	1,200	25,990
Ministop Co., Ltd.	1,300	22,922
Okuwa Co., Ltd.	2,000	21,302
San-A Co., Ltd.	700	27,801
Sugi Holdings Co., Ltd.	1,000	23,732
Sundrug Co., Ltd.	1,000	29,044
The Maruetsu, Inc.	6,000	23,830
Tsuruha Holdings, Inc.	700	33,673
Valor Co., Ltd.	3,500	31,094
Yaoko Co., Ltd.	700	21,106

		567,603

Food, Beverage & Tobacco 1.7%
Coca-Cola Central Japan Co., Ltd.	1,800	24,445
Coca-Cola West Co., Ltd.	3,600	65,684
DyDo Drinco, Inc.	600	23,064
Ezaki Glico Co., Ltd.	4,000	45,441
Fuji Oil Co., Ltd.	2,400	34,771
House Food Corp.	2,400	39,731
Ito En Ltd.	3,400	58,665
Itoham Foods, Inc.	11,000	40,259
J-Oil Mills, Inc.	6,000	19,374
Kagome Co., Ltd.	2,600	48,039
Kewpie Corp.	7,800	96,207
Kikkoman Corp.	7,000	75,882
Marudai Food Co., Ltd.	10,000	32,777
Maruha Nichiro Holdings, Inc.	57,000	99,635
Mikuni Coca-Cola Bottling Co., Ltd.	2,900	26,363
Morinaga & Co., Ltd.	13,000	30,785
Morinaga Milk Industry Co., Ltd.	17,000	72,964
Nichirei Corp.	19,000	86,718
Nippon Flour Mills Co., Ltd.	8,000	40,097
Nippon Suisan Kaisha Ltd.	23,000	74,177
Prima Meat Packers Ltd.	27,000	32,610
Sapporo Holdings Ltd.	14,000	62,159
Showa Sangyo Co., Ltd.	6,000	17,788
Takara Holdings, Inc.	7,000	41,570
The Nisshin Oillio Group Ltd.	9,000	45,803
Toyo Suisan Kaisha Ltd.	3,000	64,013
Yakult Honsha Co., Ltd.	3,400	96,128
Yonekyu Corp.	2,000	16,378

		1,411,527

Health Care Equipment & Services 0.3%
Hitachi Medical Corp.	2,000	19,945
Miraca Holdings, Inc.	1,300	49,705
Nichii Gakkan Co.	2,000	17,240
Nihon Kohden Corp.	1,500	32,412
Nipro Corp.	1,800	35,041
Sysmex Corp.	400	26,149
Toho Holdings Co., Ltd.	5,600	75,769

		256,261

Household & Personal Products 0.3%
Fancl Corp.	1,800	26,020
Kobayashi Pharmaceutical Co., Ltd.	700	32,758
Kose Corp.	900	22,906
Lion Corp.	11,000	58,478
Unicharm Corp.	1,500	57,790
Unihair Co., Ltd. *	2,400	24,254

		222,206

Insurance 0.1%
Sony Financial Holdings, Inc.	15	55,554
The Fuji Fire & Marine Insurance Co., Ltd. *	19,000	25,947

		81,501

Materials 4.1%
Adeka Corp.	4,700	53,873

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aichi Steel Corp.	6,000	42,690
Air Water, Inc.	7,000	91,939
Daicel Chemical Industries Ltd.	13,000	94,559
Daido Steel Co., Ltd.	24,000	151,535
Daiken Corp.	7,000	18,890
Dainichiseika Color & Chemical Mfg. Co., Ltd.	4,000	23,557
Daio Paper Corp.	9,000	63,229
Denki Kagaku Kogyo Kabushiki Kaisha	24,000	117,218
Dowa Holdings Co., Ltd.	17,000	119,722
FP Corp.	600	35,747
Furukawa-Sky Aluminum Corp.	11,000	33,596
Godo Steel Ltd.	13,000	25,611
Hokuetsu Kishu Paper Co., Ltd.	6,500	36,347
Ishihara Sangyo Kaisha Ltd. *	29,000	40,045
Kansai Paint Co., Ltd.	7,000	72,013
Kureha Corp.	8,000	46,951
Kurimoto Ltd. *	14,000	22,055
Kyoei Steel Ltd.	1,300	18,598
Lintec Corp.	1,600	44,781
Maruichi Steel Tube Ltd.	2,800	61,852
Mitsubishi Paper Mills Ltd. *	34,000	41,937
Mitsubishi Steel Mfg. Co., Ltd.	14,000	44,617
Mitsui Mining & Smelting Co., Ltd.	45,000	159,535
Nakayama Steel Works Ltd. *	26,000	35,134
Nihon Parkerizing Co., Ltd.	2,000	28,039
Nippon Coke & Engineering Co., Ltd.	17,000	35,565
Nippon Denko Co., Ltd.	3,000	22,500
Nippon Kayaku Co., Ltd.	6,000	62,738
Nippon Light Metal Co., Ltd. *	68,000	143,797
Nippon Metal Industry Co., Ltd. *	12,000	15,244
Nippon Paint Co., Ltd.	7,000	54,351
Nippon Shokubai Co., Ltd.	9,000	99,723
Nippon Soda Co., Ltd.	8,000	38,138
Nippon Yakin Kogyo Co., Ltd. *	10,000	29,209
Nissan Chemical Industries Ltd.	5,000	61,787
Nittetsu Mining Co., Ltd.	4,000	20,836
Nof Corp.	9,000	47,064
Osaka Steel Co., Ltd.	1,800	29,523
Osaka Titanium technologies Co., Ltd.	500	29,085
Pacific Metals Co., Ltd.	7,000	60,015
Rengo Co., Ltd.	12,000	80,165
Sakai Chemical Industry Co., Ltd.	5,000	26,244
Sanyo Chemical Industries Ltd.	4,000	33,094
Sanyo Special Steel Co., Ltd.	9,000	55,801
Shin-Etsu Polymer Co., Ltd.	4,500	29,269
Sumitomo Bakelite Co., Ltd.	11,000	65,214
Sumitomo Light Metal Industries Ltd. *	42,000	53,314
Sumitomo Osaka Cement Co., Ltd.	41,000	90,522
Taiyo Nippon Sanso Corp.	11,000	93,739
Takasago International Corp.	3,000	19,515
Toagosei Co., Ltd.	10,000	50,067
Toho Zinc Co., Ltd.	4,000	20,075
Tokai Carbon Co., Ltd.	7,000	41,070
Tokuyama Corp.	15,000	78,718
Tokyo Ohka Kogyo Co., Ltd.	2,200	48,373
Tokyo Steel Manufacturing Co., Ltd.	7,800	83,049
Topy Industries Ltd.	25,000	70,563
Toyo Ink Mfg. Co., Ltd.	9,000	46,803
Toyo Kohan Co., Ltd.	3,000	18,802
Yamato Kogyo Co., Ltd.	2,000	60,125
Yodogawa Steel Works Ltd.	11,000	48,627
Zeon Corp.	11,000	101,074

		3,487,868

Media 0.3%
Asatsu-DK, Inc.	2,900	78,435
Avex Group Holdings, Inc.	2,100	30,682
Kadokawa Group Holdings, Inc.	1,200	31,897
SKY Perfect JSAT Holdings, Inc.	47	17,455
Toei Co., Ltd.	4,000	20,273
Toho Co., Ltd.	4,400	72,511
TV Asahi Corp.	19	31,536
TV Tokyo Holdings Corp. *	900	12,719

		295,508

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Hisamitsu Pharmaceutical Co., Inc.	900	36,296
Kaken Pharmaceutical Co., Ltd.	3,000	37,768
Kissei Pharmaceutical Co., Ltd.	2,000	40,095
Kyorin Co., Ltd.	2,000	36,534
Mochida Pharmaceutical Co., Ltd.	3,000	33,791
Nippon Shinyaku Co., Ltd.	2,000	28,205
Rohto Pharmaceutical Co., Ltd.	2,000	22,980
Santen Pharmaceutical Co., Ltd.	1,600	57,345
Tsumura & Co.	1,200	37,733

		330,747

Real Estate 0.4%
Aeon Mall Co., Ltd.	2,200	57,681
Daibiru Corp.	2,100	17,922
Daikyo, Inc. *	14,000	28,084
Goldcrest Co., Ltd.	630	16,932
Heiwa Real Estate Co., Ltd.	11,000	33,654
Nomura Real Estate Holdings, Inc.	3,400	61,885
NTT Urban Development Corp.	45	46,440
Sumitomo Real Estate Sales Co., Ltd.	250	12,825
Tokyo Tatemono Co., Ltd.	21,000	96,668

		372,091

Retailing 1.9%
ABC-Mart, Inc.	500	18,149
Alpen Co., Ltd.	1,800	33,057
AOKI Holdings, Inc.	1,500	23,960
Aoyama Trading Co., Ltd.	4,300	72,638
ASKUL Corp.	1,000	19,832
Autobacs Seven Co., Ltd.	1,900	76,101
Belluna Co., Ltd.	3,700	22,364
Best Denki Co., Ltd. *	19,500	59,843
Bic Camera, Inc.	99	40,900
Chiyoda Co., Ltd.	1,800	25,464
Chori Co., Ltd.	17,000	23,015
Culture Convenience Club Co., Ltd. (c)	4,100	22,515
DCM Holdings Co., Ltd.	3,200	19,170
Don Quijote Co., Ltd.	2,300	74,269
Edion Corp.	8,400	74,437
Fuji Co., Ltd.	1,600	32,901
GEO Corp.	28	32,118
Gulliver International Co., Ltd.	600	25,950
H2O Retailing Corp.	7,000	51,777
Hikari Tsushin, Inc.	1,600	36,227
Izumi Co., Ltd.	2,900	42,675
J. Front Retailing Co., Ltd.	17,000	88,133
Joshin Denki Co., Ltd.	4,000	38,229
K’s Holdings Corp.	2,540	70,801
Keiyo Co., Ltd. (c)	3,000	15,635

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kohnan Shoji Co., Ltd.	2,600	35,977
Kojima Co., Ltd.	3,000	18,139
Komeri Co., Ltd.	1,600	37,079
Nishimatsuya Chain Co., Ltd.	900	8,066
Nissen Holdings Co., Ltd.	5,900	31,927
Nitori Co., Ltd.	400	33,488
Parco Co., Ltd.	3,800	36,179
Paris Miki Holdings, Inc.	2,000	20,331
Ryohin Keikaku Co., Ltd.	1,400	60,246
Senshukai Co., Ltd.	3,100	19,151
Shimachu Co., Ltd.	2,300	51,604
Shimamura Co., Ltd.	600	53,737
T-Gaia Corp.	14	25,018
USS Co., Ltd.	760	60,988
Xebio Co., Ltd.	900	20,565
Yokohama Reito Co., Ltd.	4,000	27,954

		1,580,609

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	3,300	67,635
Dainippon Screen Mfg. Co., Ltd. *	10,000	92,094
Disco Corp.	400	26,773
Elpida Memory, Inc. (c)*	5,400	78,391
Mimasu Semiconductor Industry Co., Ltd.	1,400	16,701
Sanken Electric Co., Ltd.	13,000	69,847
Shinko Electric Industries Co., Ltd.	2,300	26,058
Tokyo Seimitsu Co., Ltd.	1,400	22,543
ULVAC, Inc.	2,000	51,325

		451,367

Software & Services 0.7%
Capcom Co., Ltd.	1,200	20,587
CSK Holdings Corp. *	9,900	42,097
Fuji Soft, Inc.	2,800	47,512
IT Holdings Corp.	2,700	33,683
Itochu Techno-Solutions Corp.	1,000	34,849
Konami Corp.	4,500	90,091
NEC Fielding Ltd.	1,900	22,998
Net One Systems Co., Ltd.	27	42,613
Nihon Unisys Ltd.	5,500	41,586
NS Solutions Corp.	1,000	21,575
OBIC Co., Ltd.	120	23,104
Otsuka Corp.	700	44,425
Square Enix Holdings Co., Ltd.	2,000	34,879
Sumisho Computer Systems Corp.	1,900	31,084
Transcosmos, Inc.	2,500	24,608
Trend Micro, Inc.	2,000	60,417

		616,108

Technology Hardware & Equipment 1.7%
Canon Electronics, Inc.	900	25,329
Citizen Watch Co., Ltd.	13,000	84,246
Cmk Corp.	3,100	16,230
Eizo Nanao Corp.	400	9,760
Hamamatsu Photonics K.K.	1,600	58,647
Hirose Electric Co., Ltd.	700	75,209
Hitachi Kokusai Electric, Inc.	4,000	35,072
Horiba Ltd.	1,400	38,639
Hosiden Corp.	5,600	58,758
Japan Aviation Electronics Industry Ltd.	4,000	29,438
Japan Radio Co., Ltd. (c)	12,000	35,088
Kaga Electronics Co., Ltd.	3,200	39,404
Macnica, Inc.	800	20,552
Mitsumi Electric Co., Ltd.	4,300	71,111
Nichicon Corp.	3,000	42,472
Nidec Sankyo Corp.	2,000	15,974
Nippon Chemi-Con Corp. *	9,000	46,826
Oki Electric Industry Co., Ltd. *	106,000	90,696
Ryoden Trading Co., Ltd.	6,000	42,031
Ryosan Co., Ltd.	2,900	78,963
Ryoyo Electro Corp.	3,300	37,652
Sanshin Electronics Co., Ltd.	4,200	36,216
Shimadzu Corp.	8,000	63,302
Shinko Shoji Co., Ltd.	3,300	28,686
Star Micronics Co., Ltd.	1,700	18,425
Taiyo Yuden Co., Ltd.	5,000	76,155
Topcon Corp.	4,600	24,603
Toshiba Tec Corp.	10,000	47,243
Yamatake Corp.	2,500	58,031
YASKAWA Electric Corp.	8,000	86,643
Yokogawa Electric Corp.	10,400	83,622

		1,475,023

Transportation 1.0%
Daiichi Chuo Kisen Kaisha *	9,000	21,458
Fukuyama Transporting Co., Ltd.	5,000	24,987
Hitachi Transport System Ltd.	1,500	22,846
Iino Kaiun Kaisha Ltd.	2,900	13,217
Japan Airport Terminal Co., Ltd.	2,600	38,980
Kamigumi Co., Ltd.	9,000	75,576
Keihin Electric Express Railway Co., Ltd.	11,000	94,184
Keisei Electric Railway Co., Ltd.	11,000	74,482
Kintetsu World Express, Inc.	700	19,378
Mitsubishi Logistics Corp.	5,000	66,837
Mitsui-Soko Co., Ltd.	4,000	17,133
Nippon Konpo Unyu Soko Co., Ltd.	2,000	23,664
Nishi-Nippon Railroad Co., Ltd.	16,000	66,537
Sankyu, Inc.	13,000	57,365
Seino Holdings Co., Ltd.	13,000	90,374
Senko Co., Ltd.	8,000	27,356
Shinwa Kaiun Kaisha Ltd.	8,000	18,847
Sotetsu Holdings, Inc.	13,000	41,626
The Sumitomo Warehouse Co., Ltd.	8,000	42,408
Yusen Air & Sea Service Co., Ltd.	1,200	16,711

		853,966

Utilities 0.1%
Saibu Gas Co., Ltd.	7,000	17,838
Shizuoka Gas Co., Ltd.	3,500	21,250
The Okinawa Electric Power Co., Inc.	900	42,349

		81,437

		23,171,332

Liechtenstein 0.1%

Banks 0.0%
Liechtensteinische Landesbank AG	356	28,298

Diversified Financials 0.1%
Verwaltungs-und Privat-Bank AG	256	30,373

		58,671

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Luxembourg 0.1%

Real Estate 0.1%
Gagfah S.A.	4,482	45,129

Telecommunication Services 0.0%
Colt Group S.A. *	18,571	43,135

		88,264

Netherlands 2.7%

Capital Goods 0.7%
Aalberts Industries N.V.	4,969	98,135
Arcadis N.V.	1,424	33,279
Draka Holdings N.V. *	3,306	82,020
Heijmans N.V., CVA *	4,866	107,937
Imtech N.V.	3,848	141,340
Koninklijke Boskalis Westminster N.V.	2,687	129,049
Wavin N.V. *	3,181	44,175

		635,935

Commercial & Professional Supplies 0.2%
USG People N.V. *	6,809	143,492

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	1,619	57,571
TomTom N.V. *	4,174	41,235

		98,806

Energy 0.2%
Fugro N.V., CVA	2,162	174,070

Food & Staples Retailing 0.0%
Sligro Food Group N.V.	1,049	34,892

Food, Beverage & Tobacco 0.3%
CSM N.V.	4,720	154,929
Koninklijike Wessanen N.V. *	20,040	75,626

		230,555

Health Care Equipment & Services 0.1%
Mediq N.V.	4,282	78,540

Insurance 0.2%
Brit Insurance Holdings N.V. *	9,785	163,552

Materials 0.1%
AMG Advanced Metallurgical Group N.V. *	3,009	45,842
James Hardie Industries N.V. CDI *	9,330	58,430

		104,272

Real Estate 0.4%
Eurocommercial Properties N.V.	1,946	88,439
Nieuwe Steen Investments N.V.	2,161	43,493
Vastned Offices/Industrial N.V.	2,182	38,265
VastNed Retail N.V.	1,184	84,600
Wereldhave N.V.	1,112	108,576

		363,373

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	1,829	66,316

Technology Hardware & Equipment 0.2%
Gemalto N.V.	2,019	102,000
TKH Group N.V. CVA	1,577	38,574

		140,574

Transportation 0.1%
Koninklijke Vopak N.V.	1,145	55,335

		2,289,712

New Zealand 0.6%

Consumer Durables & Apparel 0.1%
Fisher & Paykel Appliances Holdings Ltd. *	87,618	37,923

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	27,260	69,147

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	10,370	25,479

Materials 0.1%
Nufarm Ltd. *	8,132	42,430
Nuplex Industries Ltd.	13,364	37,301

		79,731

Media 0.0%
Sky Network Television Ltd.	5,722	23,652

Real Estate 0.1%
Kiwi Income Property Trust	51,931	40,425

Retailing 0.0%
The Warehouse Group Ltd.	11,873	33,565

Transportation 0.1%
Air New Zealand Ltd.	37,380	40,455
Auckland International Airport Ltd.	34,693	60,096

		100,551

Utilities 0.1%
Contact Energy Ltd. *	15,294	72,668

		483,141

Norway 1.6%

Banks 0.1%
Sparebanken 1 SMN	5,893	55,776
Sparebanken Rogaland	5,734	56,057

		111,833

Capital Goods 0.1%
Veidekke A.S.A.	5,880	52,433

Energy 0.5%
Fred. Olsen Energy A.S.A.	927	40,187
Petroleum Geo-Services A.S.A. *	9,682	143,652
Seadrill Ltd.	4,256	140,167
Songa Offshore SE *	7,500	41,304
TGS Nopec Geophysical Co., A.S.A.	2,561	60,437

		425,747

Food, Beverage & Tobacco 0.2%
Cermaq A.S.A. *	3,708	55,839
Leroy Seafood Group A.S.A.	1,449	46,070
Marine Harvest	71,110	80,039

		181,948

Materials 0.3%
Norske Skogindustrier A.S.A. *	85,772	317,905

Media 0.1%
Schibsted A.S.A.	2,252	67,593

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.1%
Renewable Energy Corp. A.S.A. (c)*	25,400	81,487

Software & Services 0.1%
Atea A.S.A.	4,104	40,468
EDB ErgoGroup A.S.A. *	16,939	43,995

		84,463

Transportation 0.1%
Stolt-Nielsen Ltd.	2,467	56,598

		1,380,007

Portugal 0.3%

Banks 0.0%
Banif, SGPS, S.A. - Reg’d	13,962	17,716

Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	8,123	22,111
Teixeira Duarte S.A.	22,112	22,101

		44,212

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel, S.A.	11,505	38,983
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	3,396	41,389
Sonae Industria-SGPS, S.A. *	12,033	29,758

		110,130

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	14,546	71,784

Telecommunication Services 0.0%
Sonaecom, SGPS, S.A. *	10,562	19,440

Utilities 0.0%
Redes Energeticas Nacionais S.A.	7,428	25,952

		289,234

Republic of Korea 7.4%

Automobiles & Components 0.3%
Halla Climate Control Corp.	2,220	35,166
Hankook Tire Co., Ltd.	4,450	110,114
S&T Dynamics Co., Ltd.	2,030	37,004
Ssangyong Motor Co. *	5,860	56,118

		238,402

Banks 0.2%
Busan Bank	9,770	118,260
Daegu Bank	7,460	103,455

		221,715

Capital Goods 1.4%
Daewoo International Corp.	2,580	87,637
Dongbu Corp.	4,080	32,639
Doosan Engineering & Construction Co., Ltd.	6,460	35,325
Doosan Infracore Co., Ltd. *	3,660	97,978
Hanjin Heavy Industries & Construction Co., Ltd.	2,181	74,857
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	8,040	106,488
Hyundai Development Co.	4,160	138,981
Hyundai Mipo Dockyard Co., Ltd.	800	147,200
Keangnam Enterprises Ltd. *	3,890	36,828
Kolon Engineering & Construction Co., Ltd.	6,860	29,729
Kyeryong Construction Industrial Co., Ltd.	1,740	27,696
LS Industrial Systems Co., Ltd.	407	27,797
Samsung Engineering Co., Ltd.	498	87,944
Samsung Techwin Co., Ltd.	1,069	89,719
STX Engine Co., Ltd.	1,700	53,048
Taeyoung Engineering & Construction	4,280	19,526
Taihan Electric Wire Co., Ltd. *	13,327	85,741

		1,179,133

Commercial & Professional Supplies 0.1%
Kepco Plant Service & Engineering Co., Ltd.	370	17,033
S1 Corp.	826	39,762

		56,795

Consumer Durables & Apparel 0.1%
Woongjin Coway Co., Ltd.	1,720	53,597

Consumer Services 0.2%
Kangwon Land, Inc.	6,390	148,314

Diversified Financials 0.9%
Daewoo Securities Co., Ltd.	4,530	106,472
Daishin Securities Co., Ltd.	3,320	47,585
Hyundai Securities Co., Ltd.	7,590	96,490
Korea Investment Holdings Co., Ltd.	2,750	124,294
Mirae Asset Securities Co., Ltd.	623	27,967
Samsung Securities Co., Ltd.	2,116	167,348
Tong Yang Securities, Inc.	6,930	55,976
Woori Investment & Securities Co., Ltd.	7,100	137,366

		763,498

Energy 0.1%
SK Gas Co., Ltd.	1,232	43,681

Food, Beverage & Tobacco 0.4%
CJ CheilJedang Corp.	199	34,248
Daesang Corp. *	2,880	18,988
Hite Holdings Co., Ltd.	1,280	19,652
Lotte Chilsung Beverage Co., Ltd.	75	59,330
Lotte Confectionery Co., Ltd.	39	49,319
Nong Shim Co., Ltd.	234	42,629
ORION Corp.	148	55,360
Ottogi Corp.	345	39,691
Samyang Corp.	900	51,425

		370,642

Household & Personal Products 0.2%
Amorepacific Corp.	46	44,593
LG Household & Health Care Ltd.	129	46,916
Pacific Corp.	601	100,858

		192,367

Insurance 0.6%
Dongbu Insurance Co., Ltd.	4,290	174,208
Hyundai Marine & Fire Insurance Co., Ltd.	4,330	113,642
Korean Reinsurance Co.	5,705	62,307
LIG Insurance Co., Ltd.	3,470	83,289

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Meritz Fire & Marine Insurance Co., Ltd.	5,260	48,955

		482,401

Materials 1.7%
Cheil Industries, Inc.	1,920	206,168
Dongbu HiTek Co., Ltd. *	5,790	57,402
Dongbu Steel Co., Ltd.	6,130	53,926
Hanil Cement Co., Ltd.	684	34,404
Hansol Paper Co., Ltd.	4,300	36,876
Hyundai Hysco	1,790	41,974
Kolon Corp.	1,640	44,751
Korea Zinc Co., Ltd.	489	130,271
KP Chemical Corp.	2,750	70,372
OCI Co., Ltd.	538	182,439
Samsung Fine Chemicals Co., Ltd.	670	48,955
Seah Besteel Corp.	3,570	137,819
SK Chemicals Co., Ltd.	2,047	109,318
SKC Co., Ltd.	1,240	48,866
Ssangyong Cement Industrial Co., Ltd. *	6,610	41,583
Taekwang Industrial Co., Ltd.	65	80,170
Tong Yang Major Corp. (a)*	21,920	48,774
Young Poong Corp.	60	43,771

		1,417,839

Media 0.1%
Cheil Worldwide, Inc.	2,515	31,907
Daekyo Co., Ltd.	4,210	22,877
Woongjin Holdings Co., Ltd. *	1,800	16,962

		71,746

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Yuhan Corp.	217	29,125

Retailing 0.2%
CJ O Shopping Co., Ltd.	171	40,198
Daewoo Motor Sales Corp. *	8,100	17,771
GS Home Shopping, Inc.	280	33,309
Hyundai Department Store Co., Ltd.	1,040	121,819

		213,097

Software & Services 0.1%
NHN Corp. *	342	61,000

Technology Hardware & Equipment 0.2%
LG Innotek	209	26,286
Samsung Electro-Mechanics Co., Ltd.	942	109,541
Sindoh Co., Ltd.	324	15,516

		151,343

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	14,551	65,786

Transportation 0.4%
Asiana Airlines *	12,640	127,640
Glovis Co., Ltd.	193	26,913
Hanjin Shipping Holdings Co., Ltd. *	13,420	197,483
Korea Line Corp. (a)*	1,510	16,968
STX Pan Ocean Co., Ltd.	2,040	19,831

		388,835

Utilities 0.1%
E1 Corp.	461	21,301
Samchully Co., Ltd.	402	38,227

		59,528

		6,208,844

Singapore 2.2%

Capital Goods 0.3%
Cosco Corp.(Singapore) Ltd.	31,431	54,041
Haw Par Corp., Ltd.	6,000	29,034
Hong Leong Asia Ltd.	5,000	10,934
Jaya Holdings Ltd. *	38,000	20,497
SembCorp Marine Ltd.	15,096	63,973
Yangzijiang Shipbuilding Holdings Ltd.	23,000	33,612

		212,091

Consumer Services 0.1%
Genting Singapore plc *	64,000	101,648
Hotel Properties Ltd.	12,000	25,045

		126,693

Diversified Financials 0.1%
Singapore Exchange Ltd.	13,000	86,367

Food & Staples Retailing 0.1%
Olam International Ltd.	35,704	85,404

Food, Beverage & Tobacco 0.1%
Indofood Agri Resources Ltd. *	9,000	17,697
People’s Food Holdings Ltd.	74,000	48,151

		65,848

Real Estate 1.0%
Allgreen Properties Ltd.	43,000	36,830
Ascendas Real Estate Investment Trust	50,000	82,107
CapitaCommercial Trust	82,302	92,474
CapitaMall Trust	71,000	105,989
Fortune REIT	58,000	30,454
Guocoland Ltd.	12,000	24,698
K-REIT Asia	23,000	25,065
Keppel Land Ltd.	20,000	70,513
Mapletree Logistics Trust	69,000	50,547
Singapore Land Ltd.	3,000	17,842
Suntec Real Estate Investment Trust	95,000	115,489
UOL Group Ltd.	24,000	89,238
Wheelock Properties (S) Ltd.	16,000	23,811
Wing Tai Holdings Ltd.	23,000	29,614
Yanlord Land Group Ltd.	14,000	16,972

		811,643

Semiconductors & Semiconductor Equipment 0.0%
STATS ChipPAC Ltd. *	27,000	18,082

Technology Hardware & Equipment 0.2%
Venture Corp., Ltd.	17,368	131,820

Telecommunication Services 0.0%
M1 Ltd.	20,000	38,353

Transportation 0.3%
ComfortDelGro Corp., Ltd.	106,102	131,832
SATS Ltd.	25,749	56,144
SIA Engineering Co., Ltd.	7,205	23,753
Singapore Post Ltd.	47,000	43,436
SMRT Corp., Ltd.	18,000	28,767

		283,932

		1,860,233

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Spain 1.4%

Banks 0.1%
Banco de Valencia S.A. (c)	6,695	32,439
Banco Pastor S.A.	5,904	34,072

		66,511

Capital Goods 0.3%
Abengoa S.A.	1,913	53,296
Construcciones y Auxiliar de Ferrocarriles S.A.	60	32,542
Ferrovial S.A.	5,828	69,003
Obrascon Huarte Lain S.A.	3,628	116,400

		271,241

Commercial & Professional Supplies 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	858	49,836

Consumer Services 0.2%
Codere S.A. *	2,072	25,815
NH Hoteles S.A. *	15,463	91,532
Sol Melia S.A.	4,425	46,664

		164,011

Diversified Financials 0.1%
Bolsas y Mercados Espanoles	2,472	69,744
Corporacion Financiera Alba S.A.	995	56,559

		126,303

Energy 0.0%
Tecnicas Reunidas S.A.	471	29,062

Food, Beverage & Tobacco 0.2%
Campofrio Food Group S.A.	2,654	29,397
Ebro Foods S.A.	4,489	93,461
Pescanova S.A.	839	28,865
SOS Corp. Alimentaria S.A. *	51,491	47,587

		199,310

Insurance 0.1%
Grupo Catalana Occidente S.A.	2,235	46,120

Materials 0.0%
Grupo Empresarial Ence S.A. *	7,307	24,104
Tubos Reunidos S.A. *	5,480	13,894

		37,998

Media 0.1%
Antena 3 de Television S.A.	4,233	44,049

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	3,232	37,366
Grifols S.A.	1,851	28,185

		65,551

Software & Services 0.1%
Indra Sistemas S.A.	5,256	98,840

		1,198,832

Sweden 2.9%

Capital Goods 0.8%
Cardo AB	858	55,870
Hexagon AB, Class B	7,200	154,683
Lindab International AB *	4,267	60,337
Peab AB	12,412	104,890
Saab AB, B Shares	3,281	62,312
Trelleborg AB, B Shares	18,958	219,902

		657,994

Commercial & Professional Supplies 0.1%
Intrum Justitia AB	1,826	28,907
Niscayah Group AB	13,699	27,373

		56,280

Consumer Durables & Apparel 0.3%
Husqvarna AB, A Shares	4,270	35,538
Husqvarna AB, B Shares	12,820	106,616
JM AB	2,626	60,813
Nobia AB *	6,695	59,687

		262,654

Diversified Financials 0.2%
D. Carnegie & Co. AB (a)(b)*	851	—
Investment AB Oresund	1,914	34,721
Kinnevik Investment AB, B Shares	6,389	142,294

		177,015

Energy 0.1%
Lundin Petroleum AB *	7,405	91,894
PA Resources AB *	35,315	27,590

		119,484

Food & Staples Retailing 0.1%
Axfood AB	1,642	59,446
Hakon Invest AB	1,605	27,472

		86,918

Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	1,042	27,832
Swedish Match AB	4,259	122,718

		150,550

Health Care Equipment & Services 0.1%
Getinge AB, B Shares	5,319	129,341

Materials 0.1%
Billerud	5,146	50,844
Hoganas AB, B Shares	1,387	54,333

		105,177

Media 0.2%
Eniro AB *	14,372	64,749
Modern Times Group, B Shares	1,297	90,131

		154,880

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	5,808	47,906

Real Estate 0.6%
Castellum AB	7,626	106,284
Fabege AB	11,142	121,690
Hufvudstaden AB, A Shares	4,893	54,922
Kungsleden AB	10,849	103,851
Wallenstam AB, Class B	1,899	50,699
Wihlborgs Fastigheter AB	1,474	42,210

		479,656

Retailing 0.0%
CDON Group AB *	1,238	6,142
Clas Ohlson AB, B Shares	1,938	32,318

		38,460

		2,466,315

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 3.9%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	306	115,887

Banks 0.3%
Banque Cantonale Vaudoise - Reg’d	93	51,983
Basler Kantonalbank	749	114,413
St. Galler Kantonalbank AG - Reg’d	69	35,395
Valiant Holding AG - Reg’d	275	40,445

		242,236

Capital Goods 1.0%
AFG Arbonia-Forster Holding AG - Reg’d *	1,865	66,022
Bobst Group AG - Reg’d *	881	40,294
Bucher Industries AG - Reg’d	519	100,532
Daetwyler Holding AG - BR	487	42,929
Georg Fischer AG - Reg’d *	304	164,171
Kaba Holding AG - Reg’d, Series B	125	50,318
OC Oerlikon Corp. AG - Reg’d *	40,543	247,262
Sulzer AG - Reg’d *	1,180	163,195

		874,723

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d	148	96,497

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B	174	79,673

Diversified Financials 0.2%
Bank Sarasin & Cie AG - Reg’d, Series B	1,353	62,204
Compagnie Financiere Tradition S.A. - BR	217	27,631
EFG International AG	1,584	21,956
Partners Group Holding AG	232	40,193
Vontobel Holding AG - Reg’d	1,531	59,154

		211,138

Food, Beverage & Tobacco 0.4%
Aryzta AG *	2,847	125,169
Barry Callebaut AG - Reg’d *	65	51,978
Emmi AG - Reg’d	139	30,451
Lindt & Spruengli AG	14	36,523
Lindt & Spruengli AG - Reg’d	3	87,661

		331,782

Health Care Equipment & Services 0.3%
Galenica AG - Reg’d	115	63,106
Nobel Biocare Holding AG - Reg’d	2,955	60,682
Sonova Holding AG - Reg’d	550	68,952
Straumann Holding AG - Reg’d	90	22,056

		214,796

Materials 0.3%
Ems-Chemie Holding AG - Reg’d	552	92,682
Schmolz & Bickenbach AG - Reg’d (c)*	9,310	86,362
Sika AG - Bearer Shares	39	85,482

		264,526

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. - Reg’d *	758	40,991
BB Biotech AG - Reg’d	461	30,913
Lonza Group AG - Reg’d	1,536	121,068

		192,972

Real Estate 0.2%
Allreal Holding AG - Reg’d	256	37,288
PSP Swiss Property AG - Reg’d *	1,190	93,040
Swiss Prime Site AG - Reg’d *	531	38,535

		168,863

Retailing 0.2%
Charles Voegele Holding AG - BR *	814	46,693
Dufry Group - Reg’d *	586	70,202
Valora Holding AG - Reg’d	220	74,809

		191,704

Technology Hardware & Equipment 0.2%
Kudelski S.A. - BR	1,055	23,769
Logitech International S.A. - Reg’d *	5,526	103,634

		127,403

Transportation 0.3%
Flughafen Zuerich AG - Reg’d	95	39,779
Panalpina Welttransport Holding AG - Reg’d *	1,396	178,155

		217,934

		3,330,134

United Kingdom 13.4%

Banks 0.1%
Paragon Group Cos. plc	26,609	81,441

Capital Goods 3.0%
Ashtead Group plc	71,859	190,791
Bodycote plc	27,213	124,837
Carillion plc	30,402	187,012
Charter International plc	7,844	101,477
Chemring Group plc	788	42,489
Cobham plc	29,272	98,308
Cookson Group plc *	14,735	156,726
Fenner plc	11,506	63,397
Galliford Try plc	10,169	50,794
IMI plc	15,011	209,245
Interserve plc	21,156	91,972
Invensys plc	20,432	110,085
Keller Group plc	5,426	57,886
Kier Group plc	4,685	93,814
Meggitt plc	28,020	159,044
Melrose plc	19,010	95,961
Morgan Crucible Co. plc	16,997	73,984
Morgan Sindall plc	5,597	60,780
Qinetiq Group plc	42,957	91,046
Rotork plc	1,749	45,929
SIG plc *	59,487	138,816
Speedy Hire plc	67,419	31,147
Spirax-Sarco Engineering plc	2,511	72,811
The Weir Group plc	6,940	176,197
Ultra Electronics Holdings plc	1,655	47,337

		2,571,885

Commercial & Professional Supplies 1.2%
Aggreko plc	5,079	116,846
Babcock International Group plc	10,633	98,291
Berendsen plc	16,368	110,327

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
De La Rue plc	8,716	93,193
Homeserve plc	8,312	58,213
Intertek Group plc	3,117	86,723
Michael Page International plc	8,563	73,564
Mitie Group plc	17,116	59,773
Regus plc	29,584	47,844
Serco Group plc	12,805	113,010
Shanks Group plc	22,495	41,877
WS Atkins plc	6,306	69,429

		969,090

Consumer Durables & Apparel 0.6%
Bellway plc	10,974	107,583
Bovis Homes Group plc *	12,028	84,263
Burberry Group plc	10,017	172,147
Redrow plc *	24,165	45,859
The Berkeley Group Holdings plc *	6,019	85,158

		495,010

Consumer Services 0.7%
Greene King plc	15,224	115,146
J.D. Wetherspoon plc	7,154	50,884
Marston’s plc	75,672	124,044
Millennium & Copthorne Hotels plc	9,008	83,569
PartyGaming plc (c)*	7,953	24,269
Rank Group plc	81,711	164,662
Restaurant Group plc	9,559	43,632

		606,206

Diversified Financials 1.2%
Aberdeen Asset Management plc	43,526	155,050
Ashmore Group plc	8,661	48,390
Cattles plc (a)(b)*	247,655	—
Close Brothers Group plc	10,347	140,460
F&C Asset Management plc	89,251	123,237
Hargreaves Lansdown plc	1,648	14,128
Henderson Group plc	43,659	106,934
IG Group Holdings plc	8,812	63,687
Intermediate Capital Group plc	24,119	131,087
Provident Financial plc	8,434	127,304
Tullett Prebon plc	12,505	77,487

		987,764

Energy 0.9%
Cairn Energy plc *	11,052	73,306
Enquest plc *	9,350	21,142
Hunting plc	6,621	82,630
John Wood Group plc	13,266	116,036
Petrofac Ltd.	3,130	78,391
Premier Oil plc *	2,592	84,156
Subsea 7 S.A.	6,611	161,460
Tullow Oil plc	6,235	132,650

		749,771

Food, Beverage & Tobacco 0.5%
Britvic plc	10,926	78,531
Dairy Crest Group plc	14,767	91,913
Greggs plc	6,562	48,908
Northern Foods plc	62,795	74,938
Premier Foods plc *	228,494	77,754
Robert Wiseman Dairies plc	4,274	23,295

		395,339

Household & Personal Products 0.1%
McBride plc	8,393	20,808
PZ Cussons plc	8,191	47,566

		68,374

Insurance 0.7%
Admiral Group plc	4,153	109,282
Beazley plc	32,836	62,484
Catlin Group Ltd.	18,040	107,059
Chaucer Holdings plc	39,164	32,047
Chesnara plc	9,841	40,119
Hiscox Ltd.	19,053	114,704
Jardine Lloyd Thompson Group plc	6,989	71,035
Lancashire Holdings Ltd.	6,703	59,707
St. James’s Place plc	6,228	30,214

		626,651

Materials 0.8%
Aquarius Platinum Ltd.	10,679	59,871
Croda International plc	3,571	85,016
DS Smith plc	61,690	199,037
Ferrexpo plc	2,005	13,580
Filtrona plc	12,163	54,862
Fresnillo plc	1,486	30,842
Marshalls plc	26,353	48,124
Petropavlovsk plc	3,139	51,449
Randgold Resources Ltd.	604	46,038
Yule Catto & Co. plc	21,098	74,114

		662,933

Media 0.6%
Aegis Group plc	62,817	140,212
Daily Mail & General Trust	11,689	104,747
Euromoney Institutional Investor plc	2,538	28,174
Informa plc	22,889	157,710
Johnston Press plc *	161,526	27,168
Trinity Mirror plc *	47,712	63,817

		521,828

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	4,131	108,998

Real Estate 0.3%
Derwent London plc	2,788	69,985
Great Portland Estates plc	9,214	53,150
Mapeley Ltd. (a)(b)*	2,199	—
Savills plc	8,248	46,290
Shaftesbury plc	7,777	54,553
St. Modwen Properties plc	10,974	29,194

		253,172

Retailing 0.7%
Carpetright plc	2,647	30,878
Debenhams plc *	111,230	116,803
Game Group plc	38,013	40,900
Halfords Group plc	8,973	58,398
Headlam Group plc	9,693	52,480
HMV Group plc	72,792	27,401
Howden Joinery Group plc *	30,749	57,716
JJB Sports plc *	241,655	17,419
Mothercare plc	2,925	25,218
N Brown Group plc	10,610	48,068
Smiths News plc	18,807	29,825
Sports Direct International *	18,312	48,307
WH Smith plc	7,745	57,401

		610,814

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	17,409	143,424
CSR plc *	6,310	39,070

		182,494

Software & Services 0.3%
Autonomy Corp. plc *	2,918	69,949
Computacenter plc	13,403	93,830
Misys plc *	16,758	91,097

		254,876

Technology Hardware & Equipment 0.6%
Electrocomponents plc	37,601	157,232
Halma plc	13,325	72,117
Laird plc	37,128	96,287
Premier Farnell plc	19,638	91,226
Spectris plc	5,150	111,480

		528,342

Telecommunication Services 0.1%
Inmarsat plc	7,264	79,142

Transportation 0.6%
Air Berlin plc *	8,427	40,267
BBA Aviation plc	35,808	128,090
Forth Ports plc	2,365	51,607
Go-Ahead Group plc	4,035	80,496
Stagecoach Group plc	35,155	118,078
Wincanton plc	21,014	50,239

		468,777

Utilities 0.1%
Northumbrian Water Group plc	18,892	89,238

		11,312,145

Total Common Stock
(Cost $69,778,279)		83,704,985

Preferred Stock 0.5% of net assets

Germany 0.5%

Capital Goods 0.2%
Jungheinrich AG	3,728	140,624

Consumer Durables & Apparel 0.1%
Hugo Boss AG	1,417	100,157

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	985	77,609

Materials 0.0%
Fuchs Petrolub AG	175	24,027

Transportation 0.1%
Sixt AG	1,286	42,041

		384,458

Republic of Korea 0.0%

Diversified Financials 0.0%
Daishin Securities Co., Ltd.	2,090	19,706

Total Preferred Stock
(Cost $210,965)		404,164

Warrants 0.0% of net assets

France 0.0%

Energy 0.0%
Maurel et Prom *	4,079	1,229

Hong Kong 0.0%

Capital Goods 0.0%
HKC Holdings Ltd. *	20,690	134

Software & Services 0.0%
Hong Kong Energy Holdings Ltd. *	1,317	18

		152

Italy 0.0%

Software & Services 0.0%
Tiscali S.p.A. *	33,436	110

Total Warrants
(Cost $662)		1,491

Other Investment Company 0.2% of net assets

United States 0.2%
iShares MSCI EAFE Small Cap Index Fund	3,000	127,500

Total Other Investment Company
(Cost $123,886)		127,500

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Wells Fargo
0.03%, 02/01/11	439,398	439,398

Total Short-Term Investment
(Cost $439,398)		439,398

End of Investments.

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	454,656	454,656

Total Collateral Invested for Securities on Loan
(Cost $454,656)		454,656

End of collateral invested for securities on loan.

At 01/31/11, the tax basis cost of the fund’s investments was $71,118,965 and the unrealized appreciation and depreciation were $16,447,269 and ($2,888,696), respectively, with a net unrealized appreciation of $13,558,573.

At 01/31/11, the values of certain foreign securities held by the fund aggregating $72,237,224 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$7,629,935	$—	$7,629,935
Austria(a)	—	683,075	—	683,075
Capital Goods	40,958	172,098	—	213,056
Transportation	63,403	54,444	—	117,847
Belgium(a)	—	880,813	—	880,813
Diversified Financials	62,329	196,177	—	258,506
Bermuda(a)	56,598	—	—	56,598
Canada(a)	7,206,971	—	—	7,206,971
Denmark(a)	—	1,057,706	—	1,057,706
Insurance	49,457	83,480	—	132,937
Pharmaceuticals, Biotechnology & Life Sciences	45,500	40,503	—	86,003
Software & Services	20,276	—	—	20,276
Finland(a)	—	1,564,911	—	1,564,911
Commercial & Professional Supplies	17,864	30,610	—	48,474
Health Care Equipment & Services	18,149	—	—	18,149
Media	38,614	—	—	38,614
Real Estate	25,247	69,276	—	94,523
France(a)	—	1,921,297	—	1,921,297
Commercial & Professional Supplies	119,725	267,923	—	387,648
Diversified Financials	20,532	23,896	—	44,428
Real Estate	47,929	26,982	—	74,911
Retailing	34,023	—	—	34,023
Software & Services	22,707	242,608	—	265,315
Utilities	75,977	45,760	—	121,737

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Germany(a)	$—	$1,015,525	$—	$1,015,525
Capital Goods	105,215	942,131	—	1,047,346
Consumer Durables & Apparel	50,347	—	—	50,347
Diversified Financials	42,952	—	—	42,952
Food, Beverage & Tobacco	28,085	—	—	28,085
Materials	42,185	117,557	—	159,742
Media	77,073	25,445	—	102,518
Real Estate	77,442	174,113	—	251,555
Retailing	83,950	241,844	—	325,794
Greece(a)	—	121,223	—	121,223
Materials	73,524	138,359	—	211,883
Utilities	13,358	—	—	13,358
Hong Kong(a)	—	2,865,973	—	2,865,973
Technology Hardware & Equipment	14,532	150,373	—	164,905
Ireland(a)	—	207,182	—	207,182
Capital Goods	404,366	—	—	404,366
Consumer Services	37,499	—	—	37,499
Food, Beverage & Tobacco	181,272	—	—	181,272
Italy(a)	—	1,613,194	—	1,613,194
Food & Staples Retailing	26,074	—	—	26,074
Real Estate	23,249	116,298	—	139,547
Japan(a)	—	22,875,824	—	22,875,824
Media	12,719	282,789	—	295,508
Liechtenstein(a)	—	28,298	—	28,298
Diversified Financials	30,373	—	—	30,373
Luxembourg(a)	—	45,129	—	45,129
Telecommunication Services	43,135	—	—	43,135
Netherlands(a)	—	1,926,339	—	1,926,339
Real Estate	43,493	319,880	—	363,373
Norway(a)	—	1,186,513	—	1,186,513
Capital Goods	52,433	—	—	52,433
Software & Services	43,995	40,468	—	84,463
Portugal(a)	—	245,022	—	245,022
Capital Goods	22,101	22,111	—	44,212
Republic of Korea(a)	—	3,474,721	—	3,474,721
Food, Beverage & Tobacco	89,010	281,632	—	370,642
Household & Personal Products	44,593	147,774	—	192,367
Materials	158,345	1,210,720	48,774	1,417,839
Retailing	17,771	195,326	—	213,097
Technology Hardware & Equipment	15,516	135,827	—	151,343
Transportation	—	371,867	16,968	388,835
Spain(a)	—	769,000	—	769,000
Banks	34,072	32,439	—	66,511
Consumer Services	25,815	138,196	—	164,011
Food, Beverage & Tobacco	76,984	122,326	—	199,310

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Sweden(a)	$—	$1,243,274	$—	$1,243,274
Capital Goods	60,337	597,657	—	657,994
Consumer Durables & Apparel	59,687	202,967	—	262,654
Diversified Financials	34,721	142,294	—	177,015
Food & Staples Retailing	59,446	27,472	—	86,918
Retailing	6,142	32,318	—	38,460
Switzerland(a)	—	1,104,299	—	1,104,299
Banks	149,808	92,428	—	242,236
Capital Goods	50,318	824,405	—	874,723
Consumer Services	79,673	—	—	79,673
Diversified Financials	89,835	121,303	—	211,138
Materials	92,682	171,844	—	264,526
Pharmaceuticals, Biotechnology & Life Sciences	40,991	151,981	—	192,972
Real Estate	37,288	131,575	—	168,863
Retailing	121,502	70,202	—	191,704
United Kingdom(a)	—	3,937,812	—	3,937,812
Capital Goods	57,886	2,513,999	—	2,571,885
Diversified Financials	123,237	864,527	—	987,764
Food, Beverage & Tobacco	98,233	297,106	—	395,339
Insurance	40,119	586,532	—	626,651
Materials	122,238	540,695	—	662,933
Media	119,159	402,669	—	521,828
Retailing	127,125	483,689	—	610,814
Technology Hardware & Equipment	187,513	340,829	—	528,342
Transportation	90,506	378,271	—	468,777
Preferred Stock(a)	—	404,164	—	404,164
Warrants(a)	1,491	—	—	1,491
Other Investment Company(a)	127,500	—	—	127,500
Short-Term Investment(a)	—	439,398	—	439,398

Total	$11,935,174	$72,676,622	$65,742	$84,677,538

Other Financial Instruments Collateral Invested for Securities on Loan	$454,656	$—	$—	$454,656

(a)	As categorized in Portfolio Holdings.

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	January 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	In	Out	2011

Common Stock
Australia	$81,636	$—	$39,731	$(39,185)	$(82,182)	$—	$—	$—
Japan	—	—	(4,445)	4,445	—	—	—	—
Republic of Korea	64,927		12,040	(60,779)	(39,788)	89,342	—	65,742
Singapore	42,317	—	19,683	(19,953)	(42,047)	—	—	—
United Kingdom	3,968	—	—	(3,968)	—	—	—	—

Total	$192,848	$—	$67,009	$(119,440)	$(164,017)	$89,342	$—	$65,742

REG46849JAN11

Schwab Capital Trust
Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

90.1%		Common Stock	239,387,031	287,494,334
9.3%		Preferred Stock	25,889,321	29,627,862
0.0%		Rights	—	585
0.4%		Other Investment Company	1,373,750	1,374,300
0.2%		Short-Term Investment	676,529	676,529

100.0%		Total Investments	267,326,631	319,173,610
0.9%		Collateral Invested for Securities on Loan	2,705,056	2,705,056
(0	.9)%	Other Assets and Liabilities, Net		(2,822,906)

100.0%		Total Net Assets		319,055,760

	Number	Value
Security	of Shares	($)

Common Stock 90.1% of net assets

Brazil 4.5%

Banks 1.0%
Banco do Brasil S.A.	51,400	917,642
Banco Santander Brasil S.A.	185,400	2,149,904

		3,067,546

Capital Goods 0.3%
Embraer S.A.	105,300	854,049

Diversified Financials 0.2%
BM&F BOVESPA S.A.	70,400	492,012

Energy 1.0%
Petroleo Brasileiro S.A. - Petrobras	186,300	3,358,418

Food, Beverage & Tobacco 0.2%
Companhia de Bebidas das Americas	7,500	170,836
JBS S.A.	26,200	99,019
Souza Cruz S.A.	5,400	257,925

		527,780

Materials 1.0%
Companhia Siderurgica Nacional S.A.	41,200	684,628
Fibria Celulose S.A. *	5,042	77,825
Gerdau S.A.	9,500	92,894
Usinas Siderurgicas de Minas Gerais S.A.	14,200	212,879
Vale S.A.	63,000	2,157,257

		3,225,483

Telecommunication Services 0.1%
Tele Norte Leste Participacoes S.A.	17,300	377,560
Tim Participacoes S.A. *	24,200	108,737

		486,297

Utilities 0.7%
Centrais Eletricas Brasileiras S.A.	80,500	1,081,736
Cia de Saneamento Basico do Estado de Sao Paulo	9,200	225,178
Companhia Energetica de Minas Gerais	13,425	172,106
CPFL Energia S.A.	4,300	105,865
EDP - Energias do Brasil S.A.	5,500	123,564
Light S.A.	14,400	225,898
Tractebel Energia S.A.	21,100	326,572

		2,260,919

		14,272,504

Chile 0.8%

Banks 0.1%
Banco de Chile	1,518,125	214,115
Banco Santander Chile	2,073,393	168,849

		382,964

Capital Goods 0.1%
Empresas Copec S.A.	22,493	385,667

Food & Staples Retailing 0.1%
Cencosud S.A.	51,751	349,148

Retailing 0.1%
S.A.C.I. Falabella	38,497	384,811

Telecommunication Services 0.1%
Empresa Nacional de Telecomunicaciones S.A.	7,053	119,691

Utilities 0.3%
Empresa Nacional de Electricidad S.A.	203,223	352,023
Enersis S.A.	1,631,102	678,501

		1,030,524

		2,652,805

China 29.9%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	98,000	174,209

Banks 7.9%
Bank of China Ltd., Class H	15,176,000	7,927,353
Bank of Communications Co., Ltd., Class H	853,000	817,931
China CITIC Bank Corp. Ltd., Class H	1,456,000	954,769
China Construction Bank Corp., Class H	4,254,000	3,759,485
China Merchants Bank Co., Ltd., Class H	581,350	1,379,256

 1

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
China Minsheng Banking Corp., Ltd., Class H	1,033,200	879,382
Industrial & Commercial Bank of China Ltd., Class H	12,808,000	9,585,652

		25,303,828

Capital Goods 1.6%
Beijing Enterprises Holdings Ltd.	23,000	135,316
China Communications Construction Co., Ltd., Class H	304,000	247,417
China International Marine Containers (Group) Co., Ltd., Class B	281,305	667,965
China Railway Construction Corp., Ltd., Class H	765,000	945,899
China Railway Group Ltd., Class H	1,859,000	1,353,161
CSR Corp., Ltd., Class H	458,000	660,208
Metallurgical Corp. of China Ltd., Class H *	829,000	367,742
Shanghai Electric Group Co., Ltd., Class H	1,048,000	632,758

		5,010,466

Energy 15.3%
China Coal Energy Co., Ltd., Class H	543,000	800,967
China Oilfield Services Ltd., Class H	196,000	382,558
China Petroleum & Chemical Corp., Class H	12,512,000	13,829,205
China Shenhua Energy Co., Ltd., Class H	881,000	3,605,503
PetroChina Co., Ltd., Class H	20,989,000	29,300,196
Yanzhou Coal Mining Co., Ltd., Class H	282,000	824,410

		48,742,839

Insurance 1.5%
China Life Insurance Co., Ltd., Class H	714,000	2,784,225
China Pacific Insurance Group Co., Ltd., Class H	100,000	397,975
PICC Property & Casualty Co., Ltd., Class H *	150,000	188,845
Ping An Insurance (Group) Co. of China Ltd., Class H	142,500	1,425,822

		4,796,867

Materials 1.5%
Aluminum Corp. of China Ltd., Class H (a)*	1,229,000	1,215,592
Angang Steel Co., Ltd., Class H (a)	592,000	879,259
Anhui Conch Cement Co., Ltd., Class H	106,000	493,796
Jiangxi Copper Co., Ltd., Class H	226,000	728,493
Maanshan Iron & Steel Co., Ltd., Class H	901,000	506,400
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,216,000	742,834
Zijin Mining Group Co., Ltd., Class H	378,000	300,408

		4,866,782

Real Estate 0.0%
Guangzhou R&F Properties Co., Ltd., Class H	73,200	108,379

Technology Hardware & Equipment 0.1%
ZTE Corp., Class H	67,200	267,468

Telecommunication Services 0.4%
China Telecom Corp., Ltd., Class H	2,054,000	1,218,293

Transportation 1.0%
Air China Ltd., Class H *	374,000	387,894
China COSCO Holdings Co., Ltd., Class H (a)*	940,000	1,022,500
China Shipping Container Lines Co., Ltd., Class H *	1,338,000	622,739
China Shipping Development Co., Ltd., Class H (b)	243,000	295,154
China Southern Airlines Co., Ltd., Class H *	951,500	487,110
Jiangsu Expressway Co., Ltd., Class H	306,000	330,028
Zhejiang Expressway Co., Ltd., Class H	126,000	117,667

		3,263,092

Utilities 0.5%
Datang International Power Generation Co., Ltd., Class H (a)	1,474,000	516,981
Huadian Power International Corp., Ltd., Class H (a)	1,254,000	260,913
Huaneng Power International, Inc., Class H	1,753,000	978,296

		1,756,190

		95,508,413

Colombia 0.2%

Banks 0.0%
Bancolombia S.A.	9,445	136,670

Diversified Financials 0.1%
Grupo de Inversiones Suramericana	13,843	261,692

Energy 0.1%
Ecopetrol S.A.	163,393	347,384

		745,746

Czech Republic 0.5%

Banks 0.1%
Komercni Banka A/S	1,176	281,403

Materials 0.1%
Unipetrol A/S *	21,659	225,562

Telecommunication Services 0.1%
Telefonica 02 Czech Republic A/S	19,004	434,007

Utilities 0.2%
CEZ A/S	15,475	729,727

		1,670,699

Egypt 0.1%

Capital Goods 0.1%
Orascom Construction Industries GDR (b)	5,751	200,582

2

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Orascom Telecom Holding S.A.E. GDR - Reg’d (b)*	56,919	179,607

		380,189

Hong Kong 2.9%

Capital Goods 0.1%
Citic Pacific Ltd.	112,000	302,889
Shanghai Industrial Holdings Ltd.	32,000	129,286

		432,175

Energy 0.7%
CNOOC Ltd.	974,000	2,168,073

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	88,000	346,579

Food, Beverage & Tobacco 0.0%
China Foods Ltd.	146,000	89,952

Real Estate 0.3%
China Overseas Land & Investment Ltd.	110,000	208,900
China Vanke Co., Ltd., Class B	459,833	570,909

		779,809

Telecommunication Services 1.6%
China Mobile Ltd.	361,000	3,548,583
China Unicom (Hong Kong) Ltd.	846,056	1,413,340

		4,961,923

Transportation 0.1%
China Merchants Holdings International Co., Ltd.	48,000	209,895

Utilities 0.0%
China Resources Power Holdings Co., Ltd.	75,000	131,774

		9,120,180

Hungary 0.7%

Banks 0.3%
OTP Bank Nyrt. plc *	31,523	880,911

Energy 0.3%
MOL Hungarian Oil & Gas plc *	9,646	1,081,255

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	77,246	209,562

		2,171,728

India 4.6%

Automobiles & Components 0.1%
Mahindra & Mahindra Ltd.	11,917	186,024

Banks 1.1%
Axis Bank Ltd.	30,417	825,328
Bank of Baroda	4,243	80,958
Bank of India	19,889	191,116
Canara Bank Ltd.	11,030	147,043
HDFC Bank Ltd.	4,689	208,828
Housing Development Finance Corp., Ltd.	36,344	499,769
ICICI Bank Ltd.	33,918	758,954
Punjab National Bank Ltd.	4,782	115,955
State Bank of India	9,821	567,554

		3,395,505

Capital Goods 0.2%
Bharat Heavy Electricals Ltd.	2,407	116,283
Larsen & Toubro Ltd.	10,389	372,918
Tata Motors Ltd.	11,852	298,253

		787,454

Diversified Financials 0.1%
Infrastructure Development Finance Co., Ltd.	102,244	330,042

Energy 1.0%
Bharat Petroleum Corp., Ltd.	22,540	298,760
Hindustan Petroleum Corp., Ltd.	52,845	414,317
Indian Oil Corp., Ltd.	19,115	139,591
Mangalore Refinery & Petrochemicals Ltd.	62,883	92,495
Oil & Natural Gas Corp., Ltd.	27,860	717,106
Oil India Ltd.	5,881	164,194
Reliance Industries Ltd.	67,846	1,361,522

		3,187,985

Food, Beverage & Tobacco 0.4%
Balrampur Chini Mills Ltd.	197,120	305,257
ITC Ltd.	231,565	824,568

		1,129,825

Household & Personal Products 0.0%
Hindustan Unilever Ltd.	24,331	144,079

Materials 0.9%
Grasim Industries Ltd.	4,334	216,653
Hindalco Industries Ltd.	126,836	642,380
Hindustan Zinc Ltd.	3,932	107,813
National Aluminium Co., Ltd.	12,669	110,368
Steel Authority of India Ltd.	31,080	109,816
Sterlite Industries (India) Ltd.	66,870	241,436
Tata Steel Ltd.	78,534	1,096,271
Ultra Tech Cement Ltd.	7,643	166,998
Welspun Corp., Ltd.	22,805	75,687

		2,767,422

Real Estate 0.0%
DLF Ltd.	16,133	79,108

Software & Services 0.4%
Infosys Technologies Ltd.	12,937	877,971
Tata Consultancy Services Ltd.	5,427	137,362
Wipro Ltd.	13,363	128,774

		1,144,107

Telecommunication Services 0.2%
Bharti Airtel Ltd.	50,134	351,185
Idea Cellular Ltd. *	91,233	139,518
Reliance Communications Ltd.	71,711	191,557

		682,260

Utilities 0.2%
GAIL India Ltd.	19,748	202,511
National Hydroelectric Power Corp., Ltd.	164,609	88,234
NTPC Ltd.	76,993	316,412

 3

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Power Grid Corp. of India Ltd.	46,529	98,288

		705,445

		14,539,256

Indonesia 1.1%

Automobiles & Components 0.3%
PT Astra International Tbk	143,000	778,628

Banks 0.4%
PT Bank Central Asia Tbk	468,000	293,970
PT Bank Danamon Indonesia Tbk	145,500	96,178
PT Bank Mandiri	248,000	164,442
PT Bank Negara Indonesia (Persero) Tbk	592,769	212,406
PT Bank Rakyat Indonesia (Persero) Tbk	724,000	390,600

		1,157,596

Energy 0.1%
PT Bumi Resources Tbk	1,487,000	452,559

Food, Beverage & Tobacco 0.1%
PT Gudang Garam Tbk	35,000	144,630

Household & Personal Products 0.0%
PT Unilever Indonesia Tbk	59,000	98,597

Telecommunication Services 0.2%
PT Indosat Tbk	216,000	117,066
PT Telekomunikasi Indonesia Tbk	759,500	635,503

		752,569

		3,384,579

Malaysia 2.6%

Banks 1.2%
CIMB Group Holdings Berhad	414,400	1,138,504
Malayan Banking Berhad	505,900	1,444,674
Public Bank Berhad	285,600	1,250,054

		3,833,232

Capital Goods 0.3%
Sime Darby Berhad	269,400	810,258

Consumer Services 0.3%
Genting Berhad	188,300	657,826
Genting Malaysia Berhad	218,600	238,993

		896,819

Food, Beverage & Tobacco 0.3%
British American Tobacco Malaysia Berhad	10,500	162,031
IOI Corp. Berhad	195,600	367,752
PPB Group Berhad	49,800	278,411

		808,194

Telecommunication Services 0.3%
Axiata Group Berhad *	275,500	433,904
DIGI.com Berhad	30,400	254,202
Telekom Malaysia Berhad	264,000	320,911

		1,009,017

Transportation 0.0%
PLUS Expressways Berhad	107,900	154,540

Utilities 0.2%
Petronas Gas Berhad	52,500	192,107
Tenaga Nasional Berhad	195,500	394,144
YTL Power International Berhad	224,507	172,467

		758,718

		8,270,778

Mexico 6.4%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	107,400	478,081
Grupo Financiero Inbursa S.A.B. de C.V., Class O	27,600	120,584

		598,665

Capital Goods 0.2%
Alfa S.A.B., Class A	34,700	378,007
Grupo Carso S.A.B. de C.V., Series A1	58,700	168,102

		546,109

Diversified Financials 0.1%
Inmuebles Carso S.A.B. de CV., Series B1 *	160,800	170,993

Food & Staples Retailing 0.2%
Organizacion Soriana S.A.B. de C.V., Series B	31,400	99,110
Wal-Mart de Mexico S.A.B. de C.V., Series V	222,500	618,840

		717,950

Food, Beverage & Tobacco 1.0%
Coca-Cola Femsa S.A.B. de C.V., Series L	84,800	672,822
Fomento Economico Mexicano S.A.B. de C.V.	244,000	1,293,918
Grupo Bimbo S.A.B. de C.V., Series A	15,700	133,355
Grupo Modelo S.A. de C.V., Series C	202,200	1,243,102

		3,343,197

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	43,600	241,020

Materials 1.5%
Cemex S.A.B. de C.V., Series CPO *	2,663,028	2,513,533
Grupo Mexico S.A.B. de C.V., Series B	488,674	1,918,683
Industrias Penoles S.A. de C.V.	7,100	236,452
Minera Frisco S.A.B. de C.V., Series A1 *	58,700	251,862

		4,920,530

Media 0.3%
Grupo Televisa S.A., Series CPO *	222,700	1,070,634

Retailing 0.0%
Grupo Elektra, S.A. de C.V.	2,350	98,072

Telecommunication Services 2.8%
America Movil S.A.B. de C.V., Series L	2,391,400	6,820,744

4

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telefonos de Mexico S.A.B. de C.V., Series L	2,287,400	1,981,747

		8,802,491

		20,509,661

Philippines 0.2%

Banks 0.0%
Bank of the Philippine Islands	120,200	140,016

Telecommunication Services 0.1%
Globe Telecom, Inc.	5,160	90,004
Philippine Long Distance Telephone Co.	2,780	154,292

		244,296

Utilities 0.1%
First Gen Corp. *	782,000	203,639

		587,951

Poland 1.8%

Banks 0.4%
Bank Handlowy w Warszawie S.A.	7,126	236,537
Bank Pekao S.A.	6,991	416,341
Bank Zachodni WBK S.A.	1,225	93,271
Powszechna Kasa Oszczednosci Bank Polski S.A.	37,446	536,606

		1,282,755

Energy 0.6%
Polski Koncern Naftowy Orlen S.A. *	97,597	1,620,450
Polskie Gornictwo Naftowe i Gazownictwo S.A.	151,601	191,886

		1,812,336

Materials 0.4%
KGHM Polska Miedz S.A.	24,916	1,458,277

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	141,299	827,049

Utilities 0.1%
PGE S.A.	26,417	210,426

		5,590,843

Russia 9.4%

Banks 0.7%
Sberbank of Russia GDR - Reg’d	4,868	1,846,212
VTB Bank OJSC GDR - Reg’d	55,190	394,852

		2,241,064

Energy 7.6%
Gazprom ADR	344,146	9,113,961
Gazprom Neft JSC ADR	26,640	587,181
LUKOIL ADR	105,992	6,495,000
Rosneft Oil Co. GDR - Reg’d	153,762	1,315,382
Surgutneftegaz ADR	495,828	5,517,733
Tatneft ADR	34,411	1,224,660

		24,253,917

Materials 0.9%
Magnitogorsk Iron & Steel Works GDR - Reg’d	10,183	149,039
Mining & Metallurgical Co., Norilsk OJSC Nickel ADR	56,351	1,428,831
Novolipetsk Steel GDR - Reg’d	14,759	630,044
Severstal GDR - Reg’d	34,157	617,812

		2,825,726

Telecommunication Services 0.2%
Mobile TeleSystems ADR	35,751	683,201
Sistema JSFC GDR - Reg’d	5,251	120,581

		803,782

		30,124,489

South Africa 7.4%

Banks 1.0%
ABSA Group Ltd.	36,450	675,012
Nedbank Group Ltd.	28,797	510,284
Standard Bank Group Ltd.	144,198	2,113,756

		3,299,052

Capital Goods 0.6%
Barloworld Ltd.	101,726	981,847
Bidvest Group Ltd.	44,680	953,691

		1,935,538

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	190,251	617,789

Diversified Financials 1.0%
African Bank Investments Ltd.	84,079	427,599
FirstRand Ltd.	464,535	1,262,149
Investec Ltd.	38,228	287,158
Remgro Ltd.	49,979	760,028
RMB Holdings Ltd.	70,902	378,705

		3,115,639

Energy 0.8%
Sasol	52,739	2,558,045

Food & Staples Retailing 0.3%
Massmart Holdings Ltd.	23,180	460,058
Pick n Pay Stores Ltd.	29,299	174,834
Shoprite Holdings Ltd.	31,247	387,848

		1,022,740

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	12,334	319,095

Insurance 0.4%
MMI Holdings Ltd.	76,013	173,700
Sanlam Ltd.	276,137	1,045,386

		1,219,086

Materials 1.6%
Anglo Platinum Ltd. *	8,191	804,680
AngloGold Ashanti Ltd.	11,191	481,033
ArcelorMittal South Africa Ltd.	21,616	246,985
Evraz Highveld Steel & Vanadium Ltd. *	16,819	206,704
Exxaro Resources Ltd.	5,620	112,395
Gold Fields Ltd.	59,631	943,191
Impala Platinum Holdings Ltd.	54,972	1,565,077
Kumba Iron Ore Ltd.	2,427	152,275
Mondi Ltd.	27,990	224,276

 5

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sappi Ltd. *	93,780	475,158

		5,211,774

Media 0.2%
Naspers Ltd., Class N	10,951	570,117

Retailing 0.2%
Imperial Holdings Ltd.	36,454	560,138

Telecommunication Services 1.0%
MTN Group Ltd.	108,334	1,856,734
Telkom South Africa Ltd.	202,623	992,236
Vodacom Group Ltd.	31,911	310,980

		3,159,950

		23,588,963

Taiwan 14.0%

Banks 1.9%
Chang Hwa Commercial Bank	592,000	501,930
China Development Financial Holding Corp.	1,064,927	487,376
Chinatrust Financial Holding Co., Ltd.	1,244,760	1,056,566
First Financial Holding Co., Ltd.	708,575	648,422
Hua Nan Financial Holdings Co., Ltd.	649,335	526,303
Mega Financial Holding Co., Ltd.	1,238,000	1,001,906
SinoPac Financial Holdings Co., Ltd.	943,000	455,407
Taishin Financial Holding Co., Ltd. *	1,495,690	863,979
Taiwan Cooperative Bank	466,600	395,486

		5,937,375

Capital Goods 0.2%
Far Eastern New Century Corp.	437,335	741,674

Consumer Durables & Apparel 0.3%
Pou Chen Corp.	536,267	508,460
Tatung Co., Ltd. *	1,816,000	423,970

		932,430

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	444,333	617,242

Energy 0.2%
Formosa Petrochemical Corp.	174,030	561,600

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	481,533	658,529

Insurance 0.3%
Cathay Financial Holding Co., Ltd.	377,342	697,602
Shin Kong Financial Holding Co., Ltd. *	664,000	335,054

		1,032,656

Materials 2.9%
Asia Cement Corp.	145,330	159,825
China Steel Corp.	1,613,556	1,872,047
Formosa Chemicals & Fibre Corp.	456,420	1,660,351
Formosa Plastics Corp.	1,042,820	3,553,469
Nan Ya Plastics Corp.	675,160	1,861,233
Taiwan Cement Corp.	239,299	257,017

		9,363,942

Semiconductors & Semiconductor Equipment 2.7%
Advanced Semiconductor Engineering, Inc.	528,843	656,510
MediaTek, Inc.	35,138	476,651
Powerchip Technology Corp. *	1,991,940	475,040
Siliconware Precision Industries Co.	407,270	572,677
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,171,689	5,647,155
United Microelectronics Corp.	1,380,965	849,110

		8,677,143

Technology Hardware & Equipment 4.0%
Acer, Inc.	273,496	743,052
Asustek Computer, Inc.	83,231	746,562
AU Optronics Corp. *	1,310,800	1,281,154
Chimei Innolux Corp. *	430,357	540,760
Chunghwa Picture Tubes Ltd. *	980,486	149,190
Compal Electronics, Inc.	561,305	740,604
Delta Electronics, Inc.	150,025	692,027
Hon Hai Precision Industry Co., Ltd.	720,311	3,073,128
HTC Corp.	71,070	2,389,091
Inventec Corp.	708,207	413,834
Lite-On Technology Corp.	446,815	606,066
Pegatron Corp. *	232,264	318,822
Quanta Computer, Inc.	290,500	612,634
Wistron Corp.	214,602	418,858

		12,725,782

Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	540,906	1,654,624
Far EasTone Telecommunications Co., Ltd.	320,622	480,070
Taiwan Mobile Co., Ltd.	144,000	339,626

		2,474,320

Transportation 0.3%
Evergreen Marine Corp. *	345,000	360,947
Yang Ming Marine Transport *	437,699	439,995

		800,942

		44,523,635

Thailand 1.4%

Banks 0.4%
Bangkok Bank Public Co., Ltd. - Reg’d	82,800	404,500
Kasikornbank Public Co., Ltd.	78,900	302,705
Krung Thai Bank Public Co., Ltd.	381,800	195,256
Siam Commercial Bank Public Co., Ltd.	96,200	292,694

		1,195,155

Energy 0.7%
IRPC PCL	1,413,900	231,112
PTT Exploration & Production Public Co., Ltd. - Reg’d	86,200	447,810
PTT PCL	128,300	1,391,180
Thai Oil Public Co., Ltd.	167,800	369,328

		2,439,430

Materials 0.1%
PTT Chemical PCL	45,700	206,349
The Siam Cement Public Co., Ltd.	14,200	153,606

		359,955

6

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Advanced Info Service Public Co., Ltd.	113,700	294,417
Total Access Communication Public Co., Ltd. NVDR	92,200	120,632

		415,049

Transportation 0.1%
Thai Airways International Public Co., Ltd. NVDR	148,400	181,210

		4,590,799

Turkey 1.6%

Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	15,636	129,802

Banks 0.6%
Akbank T.A.S.	121,747	572,659
Turkiye Garanti Bankasi A/S	78,614	351,405
Turkiye Halk Bankasi A/S	20,380	161,639
Turkiye Is Bankasi, Class C	136,284	430,035
Turkiye Vakiflar Bankasi T.A.O., Class D	84,949	210,151
Yapi ve Kredi Bankasi A/S *	51,765	151,406

		1,877,295

Capital Goods 0.4%
Dogan Sirketler Grubu Holdings A/S *	380,238	261,072
Enka Insaat ve Sanayi A/S	42,774	161,483
Koc Holding A/S	226,762	929,851

		1,352,406

Consumer Durables & Apparel 0.0%
Arcelik A/S	23,738	123,123

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	47,190	201,527

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	24,795	644,499

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S. *	107,485	338,007

Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	27,654	113,475
Turkcell Iletisim Hizmetleri A/S	31,617	194,845

		308,320

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	88,771	286,137

		5,261,116

Total Common Stock
(Cost $239,387,031)		287,494,334

Preferred Stock 9.3% of net assets

Brazil 9.2%

Banks 3.6%
Banco Bradesco S.A.	272,738	5,039,341
Itau Unibanco Holding S.A.	272,365	5,815,094
Itausa - Investimentos Itau S.A.	81,200	574,311

		11,428,746

Energy 1.6%
Petroleo Brasileiro S.A.	273,800	4,449,589
Ultrapar Participacoes S.A.	9,100	574,294

		5,023,883

Food & Staples Retailing 0.1%
Compania Brasileira de Distribuicao Grupo Pao de Acucar, Class A	12,600	474,536

Food, Beverage & Tobacco 0.3%
Companhia de Bebidas das Americas	34,800	935,056

Materials 1.9%
Bradespar S.A.	14,500	397,696
Braskem S.A., Class A *	57,200	719,568
Gerdau S.A.	52,500	672,411
Metalurgica Gerdau S.A.	85,200	1,302,827
Usinas Siderurgicas de Minas Gerais S.A., Class A	43,000	501,209
Vale S.A., Class A	81,700	2,499,105

		6,092,816

Telecommunication Services 0.8%
Brasil Telecom S.A.	81,711	634,787
Tele Norte Leste Participacoes S.A.	55,800	889,747
Telecomunicacoes de Sao Paulo S.A.	4,300	104,369
Telemar Norte Leste S.A., Class A *	10,100	305,130
Tim Participacoes S.A.	58,500	216,179
Vivo Participacoes S.A.	10,850	364,498

		2,514,710

Utilities 0.9%
Companhia Energetica de Minas Gerais	86,508	1,421,950
Companhia Paranaense de Energia-Copel, Class B	28,900	736,825
Compania Energetica de Sao Paulo, Class B	21,000	358,661
Eletropaulo Metropolitana S.A.	20,500	399,682

		2,917,118

		29,386,865

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	16,484	240,997

Total Preferred Stock
(Cost $25,889,321)		29,627,862

 7

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Brazil 0.0%

Utilities 0.0%
Centrais Eletricas Brasileiras S.A. *	12,197	585

Total Rights
(Cost $—)		585

Other Investment Company 0.4% of net assets

United States 0.4%
iShares MSCI Emerging Markets Index Fund	30,000	1,374,300

Total Other Investment Company
(Cost $1,373,750)		1,374,300

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Wells Fargo
0.03%, 02/01/11	676,529	676,529

Total Short-Term Investment
(Cost $676,529)		676,529

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.9% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	2,705,056	2,705,056

Total Collateral Invested for Securities on Loan
(Cost $2,705,056)		2,705,056

End of Collateral Invested for Securities on Loan

At 01/31/11, the tax basis cost of the fund’s investments was $271,884,126 and the unrealized appreciation and depreciation were $51,240,594 and ($3,951,110), respectively, with a net unrealized appreciation of $47,289,484.

At 01/31/11, the values of certain foreign securities held by the fund aggregating $241,339,996 were adjusted from their market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

8

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$96,279,883	$—	$96,279,883
Brazil(a)	14,272,504	—	—	14,272,504
Chile(a)	2,652,805	—	—	2,652,805
China(a)	—	92,245,321	—	92,245,321
Transportation	—	2,967,938	295,154	3,263,092
Colombia(a)	745,746	—	—	745,746
India(a)	—	11,771,834	—	11,771,834
Materials	216,653	2,550,769	—	2,767,422
Malaysia(a)	—	3,428,529	—	3,428,529
Banks	1,250,054	2,583,178	—	3,833,232
Telecommunication Services	254,202	754,815	—	1,009,017
Mexico(a)	20,509,661	—	—	20,509,661
Russia(a)	—	27,079,643	—	27,079,643
Banks	1,846,212	394,852	—	2,241,064
Telecommunication Services	683,201	120,581	—	803,782
Thailand(a)	—	181,210	—	181,210
Banks	487,950	707,205	—	1,195,155
Energy	2,439,430	—	—	2,439,430
Materials	206,349	153,606	—	359,955
Telecommunication Services	294,417	120,632	—	415,049
Preferred Stock(a)	29,627,862	—	—	29,627,862
Rights(a)	585	—	—	585
Other Investment Company(a)	1,374,300	—	—	1,374,300
Short-Term Investment(a)	—	676,529	—	676,529

Total	$76,861,931	$242,016,525	$295,154	$319,173,610

Other Financial Instruments Collateral Invested for Securities on Loan	$2,705,056	$—	$—	$2,705,056

(a)	As categorized in Portfolio Holdings.

 9

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	January 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	In	Out	2011

Common Stock China	$—	$—	$—	($60,072)	$—	$355,226	$—	$295,154

Total	$—	$—	$—	($60,072)	$—	$355,226	$—	$295,154

REG46850JAN11

10

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.2%		Other Investment Companies	63,614,182	71,435,353
2.1%		Short-Term Investment	1,530,874	1,530,874

100.3%		Total Investments	65,145,056	72,966,227
(0	.3)%	Other Assets and Liabilities, Net		(187,850)

100.0%		Total Net Assets		72,778,377

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.2% of net assets

Equity Funds 39.8%
American Century International Growth Fund, Institutional Shares	124,585	1,391,617
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	233,558	2,980,205
Laudus International MarketMasters Fund, Select Shares (a)	145,561	2,802,052
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	99,304	926,503
Laudus Mondrian International Equity Fund, Institutional Shares (a)	169,918	1,330,454
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	82,576	1,068,529
Schwab Core Equity Fund (a)	339,702	5,856,458
Schwab Dividend Equity Fund (a)	109,378	1,427,385
Schwab Global Real Estate Fund (a)	213,454	1,402,395
Schwab S&P 500 Index Fund (a)	262,359	5,255,053
Schwab Small-Cap Equity Fund (a)*	128,577	2,021,223
TCW Relative Value Large Cap Fund	110,047	1,539,562
William Blair International Small Cap Growth Fund, Institutional Shares	72,810	960,359

		28,961,795

Fixed-Income Funds 53.6%
Laudus Mondrian International Fixed Income Fund (a)	158,494	1,871,820
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	250,409	3,054,988
PIMCO Total Return Fund, Institutional Shares	393,780	4,272,511
Schwab Inflation Protected Fund (a)	202,424	2,174,030
Schwab Premier Income Fund (a)	398,299	4,094,517
Schwab Short-Term Bond Market Fund (a)	982,480	8,979,871
Schwab Total Bond Market Fund (a)	1,585,772	14,557,390

		39,005,127

Money Fund 4.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,468,431	3,468,431

Total Other Investment Companies
(Cost $63,614,182)		71,435,353

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.1% of net assets

Time Deposit 2.1%
Wells Fargo
0.03%, 02/01/11	1,530,874	1,530,874

Total Short-Term Investment
(Cost $1,530,874)		1,530,874

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $66,029,965 and the unrealized appreciation and depreciation were $7,542,360 and ($606,098), respectively, with a net unrealized appreciation of $6,936,262.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$71,435,353	$—	$—	$71,435,353
Short-Term Investment(a)	—	1,530,874	—	1,530,874

Total	$71,435,353	$1,530,874	$—	$72,966,227

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46838JAN11

2

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Other Investment Companies	37,731,039	42,613,683
3.5%	Short-Term Investments	1,557,186	1,557,186

100.0%	Total Investments	39,288,225	44,170,869
0.0%	Other Assets and Liabilities, Net		7,626

100.0%	Total Net Assets		44,178,495

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.5% of net assets

Equity Funds 52.2%
American Century International Growth Fund, Institutional Shares	88,134	984,453
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	175,622	2,240,941
Laudus International MarketMasters Fund, Select Shares (a)	105,108	2,023,330
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	88,954	829,945
Laudus Mondrian International Equity Fund, Institutional Shares (a)	129,352	1,012,828
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	75,705	979,622
Schwab Core Equity Fund (a)	263,641	4,545,173
Schwab Dividend Equity Fund (a)	86,312	1,126,373
Schwab Global Real Estate Fund (a)	205,209	1,348,224
Schwab S&P 500 Index Fund (a)	203,362	4,073,336
Schwab Small-Cap Equity Fund (a)*	122,774	1,930,001
TCW Relative Value Large Cap Fund	83,155	1,163,338
William Blair International Small Cap Growth Fund, Institutional Shares	61,363	809,375

		23,066,939

Fixed-Income Funds 42.5%
Laudus Mondrian International Fixed Income Fund (a)	93,120	1,099,745
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	124,175	1,514,941
PIMCO Total Return Fund, Institutional Shares	178,668	1,938,542
Schwab Inflation Protected Fund (a)	120,700	1,296,318
Schwab Premier Income Fund (a)	168,585	1,733,052
Schwab Short-Term Bond Market Fund (a)	357,447	3,267,063
Schwab Total Bond Market Fund (a)	861,158	7,905,432

		18,755,093

Money Fund 1.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	791,651	791,651

Total Other Investment Companies
(Cost $37,731,039)		42,613,683

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.5% of net assets

Time Deposits 3.5%
Citibank
0.03%, 02/01/11	240,384	240,384
Wells Fargo
0.03%, 02/01/11	1,316,802	1,316,802

Total Short-Term Investments
(Cost $1,557,186)		1,557,186

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $39,497,327 and the unrealized appreciation and depreciation were $4,674,950 and ($1,408), respectively, with a net unrealized appreciation of $4,673,542.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$42,613,683	$—	$—	$42,613,683
Short-Term Investments(a)	—	1,557,186	—	1,557,186

Total	$42,613,683	$1,557,186	$—	$44,170,869

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46839JAN11

2

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	221,517,908	256,399,962
1.1%	Short-Term Investment	2,829,145	2,829,145

99.8%	Total Investments	224,347,053	259,229,107
0.2%	Other Assets and Liabilities, Net		486,129

100.0%	Total Net Assets		259,715,236

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 63.3%
American Century International Growth Fund, Institutional Shares	650,437	7,265,381
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,219,969	15,566,802
Laudus International MarketMasters Fund, Select Shares (a)	741,436	14,272,634
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	624,766	5,829,068
Laudus Mondrian International Equity Fund, Institutional Shares (a)	927,118	7,259,330
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	507,262	6,563,973
Schwab Core Equity Fund (a)	2,001,680	34,508,968
Schwab Dividend Equity Fund (a)	614,539	8,019,734
Schwab Global Real Estate Fund (a)	1,409,411	9,259,827
Schwab S&P 500 Index Fund (a)	1,446,774	28,978,879
Schwab Small-Cap Equity Fund (a)*	796,219	12,516,566
TCW Relative Value Large Cap Fund	584,100	8,171,553
William Blair International Small Cap Growth Fund, Institutional Shares	461,131	6,082,315

		164,295,030

Fixed-Income Funds 34.4%
Laudus Mondrian International Fixed Income Fund (a)	534,153	6,308,343
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	404,238	4,931,703
PIMCO Total Return Fund, Institutional Shares	871,269	9,453,265
Schwab Inflation Protected Fund (a)	591,488	6,352,580
Schwab Premier Income Fund (a)	739,419	7,601,233
Schwab Short-Term Bond Market Fund (a)	827,014	7,558,909
Schwab Total Bond Market Fund (a)	5,142,803	47,210,935

		89,416,968

Money Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,687,964	2,687,964

Total Other Investment Companies
(Cost $221,517,908)		256,399,962

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.1% of net assets

Time Deposit 1.1%
Wells Fargo
0.03%, 02/01/11	2,829,145	2,829,145

Total Short-Term Investment
(Cost $2,829,145)		2,829,145

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $226,726,087 and the unrealized appreciation and depreciation were $35,096,384 and ($2,593,364), respectively, with a net unrealized appreciation of $32,503,020.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$256,399,962	$—	$—	$256,399,962
Short-Term Investment(a)	—	2,829,145	—	2,829,145

Total	$256,399,962	$2,829,145	$—	$259,229,107

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46840JAN11

2

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Other Investment Companies	64,115,411	74,732,214
1.6%	Short-Term Investment	1,191,564	1,191,564

99.8%	Total Investments	65,306,975	75,923,778
0.2%	Other Assets and Liabilities, Net		141,472

100.0%	Total Net Assets		76,065,250

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.2% of net assets

Equity Funds 71.6%
American Century International Growth Fund, Institutional Shares	216,867	2,422,406
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	410,211	5,234,295
Laudus International MarketMasters Fund, Select Shares (a)	252,288	4,856,537
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	205,752	1,919,668
Laudus Mondrian International Equity Fund, Institutional Shares (a)	308,329	2,414,216
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	176,826	2,288,125
Schwab Core Equity Fund (a)	674,944	11,636,034
Schwab Dividend Equity Fund (a)	206,352	2,692,891
Schwab Global Real Estate Fund (a)	459,842	3,021,165
Schwab S&P 500 Index Fund (a)	446,538	8,944,159
Schwab Small-Cap Equity Fund (a)*	291,729	4,585,976
TCW Relative Value Large Cap Fund	180,900	2,530,797
William Blair International Small Cap Growth Fund, Institutional Shares	149,579	1,972,944

		54,519,213

Fixed-Income Funds 25.8%
Laudus Mondrian International Fixed Income Fund (a)	128,132	1,513,237
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	80,445	981,431
PIMCO Total Return Fund, Institutional Shares	195,203	2,117,957
Schwab Inflation Protected Fund (a)	141,451	1,519,181
Schwab Premier Income Fund (a)	161,847	1,663,791
Schwab Total Bond Market Fund (a)	1,287,503	11,819,276

		19,614,873

Money Fund 0.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	598,128	598,128

Total Other Investment Companies
(Cost $64,115,411)		74,732,214

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.6% of net assets

Time Deposit 1.6%
Wells Fargo
0.03%, 02/01/11	1,191,564	1,191,564

Total Short-Term Investment
(Cost $1,191,564)		1,191,564

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $66,028,233 and the unrealized appreciation and depreciation were $9,897,529 and ($1,984), respectively, with a net unrealized appreciation of $9,895,545.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$74,732,214	$—	$—	$74,732,214
Short-Term Investment(a)	—	1,191,564	—	1,191,564

Total	$74,732,214	$1,191,564	$—	$75,923,778

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46841JAN11

2

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Other Investment Companies	285,354,775	338,740,253
1.0%	Short-Term Investment	3,470,598	3,470,598

100.0%	Total Investments	288,825,373	342,210,851
0.0%	Other Assets and Liabilities, Net		118,214

100.0%	Total Net Assets		342,329,065

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.0% of net assets

Equity Funds 78.8%
American Century International Growth Fund, Institutional Shares	1,064,158	11,886,642
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,939,316	24,745,669
Laudus International MarketMasters Fund, Select Shares (a)	1,206,032	23,216,125
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,128,799	10,531,693
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,536,613	12,031,679
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	968,876	12,537,255
Schwab Core Equity Fund (a)	3,318,931	57,218,379
Schwab Dividend Equity Fund (a)	998,575	13,031,402
Schwab Global Real Estate Fund (a)	2,227,433	14,634,237
Schwab S&P 500 Index Fund (a)	2,119,865	42,460,904
Schwab Small-Cap Equity Fund (a)*	1,525,870	23,986,682
TCW Relative Value Large Cap Fund	924,228	12,929,945
William Blair International Small Cap Growth Fund, Institutional Shares	804,162	10,606,898

		269,817,510

Fixed-Income Funds 18.8%
Laudus Mondrian International Fixed Income Fund (a)	407,472	4,812,240
PIMCO Total Return Fund, Institutional Shares	614,977	6,672,499
Schwab Inflation Protected Fund (a)	435,987	4,682,502
Schwab Premier Income Fund (a)	523,873	5,385,413
Schwab Total Bond Market Fund (a)	4,663,527	42,811,179

		64,363,833

Money Fund 1.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	4,558,910	4,558,910

Total Other Investment Companies
(Cost $285,354,775)		338,740,253

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Wells Fargo
0.03%, 02/01/11	3,470,598	3,470,598

Total Short-Term Investment
(Cost $3,470,598)		3,470,598

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $292,834,279 and the unrealized appreciation and depreciation were $50,894,758 and ($1,518,186), respectively, with a net unrealized appreciation of $49,376,572.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$338,740,253	$—	$—	$338,740,253
Short-Term Investment(a)	—	3,470,598	—	3,470,598

Total	$338,740,253	$3,470,598	$—	$342,210,851

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46842JAN11

2

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Other Investment Companies	48,937,487	58,788,480
1.4%	Short-Term Investment	821,654	821,654

99.9%	Total Investments	49,759,141	59,610,134
0.1%	Other Assets and Liabilities, Net		76,658

100.0%	Total Net Assets		59,686,792

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.5% of net assets

Equity Funds 84.7%
American Century International Growth Fund, Institutional Shares	195,701	2,185,980
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	381,895	4,872,980
Laudus International MarketMasters Fund, Select Shares (a)	221,886	4,271,300
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	202,519	1,889,498
Laudus Mondrian International Equity Fund, Institutional Shares (a)	281,665	2,205,439
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	184,382	2,385,907
Schwab Core Equity Fund (a)	661,417	11,402,834
Schwab Dividend Equity Fund (a)	185,356	2,418,895
Schwab Global Real Estate Fund (a)	416,112	2,733,858
Schwab S&P 500 Index Fund (a)	371,845	7,448,061
Schwab Small-Cap Equity Fund (a)*	280,725	4,413,003
TCW Relative Value Large Cap Fund	173,071	2,421,268
William Blair International Small Cap Growth Fund, Institutional Shares	143,114	1,887,678

		50,536,701

Fixed-Income Funds 12.9%
Laudus Mondrian International Fixed Income Fund (a)	50,509	596,508
PIMCO Total Return Fund, Institutional Shares	54,407	590,320
Schwab Inflation Protected Fund (a)	54,498	585,313
Schwab Premier Income Fund (a)	73,985	760,565
Schwab Total Bond Market Fund (a)	563,466	5,172,622

		7,705,328

Money Fund 0.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	546,451	546,451

Total Other Investment Companies
(Cost $48,937,487)		58,788,480

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.4% of net assets

Time Deposit 1.4%
Wells Fargo
0.03%, 02/01/11	821,654	821,654

Total Short-Term Investment
(Cost $821,654)		821,654

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $50,547,329 and the unrealized appreciation and depreciation were $9,062,805 and ($0), respectively, with a net unrealized appreciation of $9,062,805.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$58,788,480	$—	$—	$58,788,480
Short-Term Investment(a)	—	821,654	—	821,654

Total	$58,788,480	$821,654	$—	$59,610,134

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46843JAN11

2

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	248,794,905	300,031,051
0.9%	Short-Term Investment	2,656,115	2,656,115

99.6%	Total Investments	251,451,020	302,687,166
0.4%	Other Assets and Liabilities, Net		1,272,456

100.0%	Total Net Assets		303,959,622

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 88.7%
American Century International Growth Fund, Institutional Shares	1,054,135	11,774,692
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	2,063,523	26,330,556
Laudus International MarketMasters Fund, Select Shares (a)	1,162,035	22,369,176
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,097,239	10,237,241
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,512,555	11,843,309
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	971,932	12,576,796
Schwab Core Equity Fund (a)	3,514,426	60,588,707
Schwab Dividend Equity Fund (a)	1,011,624	13,201,697
Schwab Global Real Estate Fund (a)	2,301,609	15,121,570
Schwab S&P 500 Index Fund (a)	1,919,557	38,448,726
Schwab Small-Cap Equity Fund (a)*	1,506,475	23,681,782
TCW Relative Value Large Cap Fund	924,688	12,936,386
William Blair International Small Cap Growth Fund, Institutional Shares	784,591	10,348,759

		269,459,397

Fixed-Income Funds 8.8%
Laudus Mondrian International Fixed Income Fund (a)	207,056	2,445,327
PIMCO Total Return Fund, Institutional Shares	212,184	2,302,192
Schwab Inflation Protected Fund (a)	218,451	2,346,166
Schwab Premier Income Fund (a)	309,895	3,185,718
Schwab Total Bond Market Fund (a)	1,797,563	16,501,632

		26,781,035

Money Fund 1.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,790,619	3,790,619

Total Other Investment Companies
(Cost $248,794,905)		300,031,051

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Wells Fargo
0.03%, 02/01/11	2,656,115	2,656,115

Total Short-Term Investment
(Cost $2,656,115)		2,656,115

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $255,630,648 and the unrealized appreciation and depreciation were $47,351,629 and ($295,111), respectively, with a net unrealized appreciation of $47,056,518.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$300,031,051	$—	$—	$300,031,051
Short-Term Investment(a)	—	2,656,115	—	2,656,115

Total	$300,031,051	$2,656,115	$—	$302,687,166

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46844JAN11

2

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Other Investment Companies	98,811,253	101,684,021

99.3%	Total Investments	98,811,253	101,684,021
0.7%	Other Assets and Liabilities		734,010

100.0%	Net Assets		102,418,031

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.3% of net assets

Equity Funds 59.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	787,800	10,194,134
Schwab Core Equity Fund (a)	2,958,520	51,004,885

		61,199,019

Fixed-Income Funds 36.6%
Schwab Total Bond Market Fund (a)	4,088,329	37,530,859

Money Funds 2.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,954,143	2,954,143

Total Other Investment Companies
(Cost $98,811,253)		101,684,021

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $100,017,991 and the unrealized appreciation and depreciation were $2,718,630 and ($1,052,600), respectively, with a net unrealized appreciation of $1,666,030.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$101,684,021	$—	$—	$101,684,021
Total	$101,684,021	$—	$—	$101,684,021

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46831JAN11

2

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Other Investment Companies	444,819,796	522,804,225
0.4%		Short-Term Investment	2,172,480	2,172,480

100.1%		Total Investments	446,992,276	524,976,705
(0	.1)%	Other Assets and Liabilities, Net		(341,295)

100.0%		Total Net Assets		524,635,410

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.7% of net assets

Equity Funds 99.7%
Schwab International Index Fund (a)	8,860,328	156,650,597
Schwab S&P 500 Index Fund (a)	11,756,416	235,481,010
Schwab Small-Cap Index Fund (a)	6,172,537	130,672,618

Total Other Investment Companies
(Cost $444,819,796)		522,804,225

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Wells Fargo
0.03%, 02/01/11	2,172,480	2,172,480

Total Short-Term Investment
(Cost $2,172,480)		2,172,480

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $469,822,127 and the unrealized appreciation and depreciation were $55,154,578 and ($0), respectively, with a net unrealized appreciation of $55,154,578.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$522,804,225	$—	$—	$522,804,225
Short-Term Investment(a)	—	2,172,480	—	2,172,480

Total	$522,804,225	$2,172,480	$—	$524,976,705

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46832JAN11

2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Other Investment Companies	524,614,506	675,623,165
1.6%	Short-Term Investment	11,127,914	11,127,914

100.0%	Total Investments	535,742,420	686,751,079
0.0%	Other Assets and Liabilities, Net		(231,638)

100.0%	Total Net Assets		686,519,441

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.4% of net assets

Equity Funds 80.1%
Schwab International Index Fund (a)	7,781,904	137,584,066
Schwab S&P 500 Index Fund (a)	13,763,821	275,689,331
Schwab Small-Cap Index Fund (a)	6,456,551	136,685,184

		549,958,581

Fixed-Income Fund 14.9%
Schwab Total Bond Market Fund (a)	11,180,547	102,637,422

Money Fund 3.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	23,027,162	23,027,162

Total Other Investment Companies
(Cost $524,614,506)		675,623,165

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.6% of net assets

Time Deposit 1.6%
Wells Fargo
0.03%, 02/01/11	11,127,914	11,127,914

Total Short-Term Investment
(Cost $11,127,914)		11,127,914

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $541,750,371 and the unrealized appreciation and depreciation were $145,468,268 and ($467,560), respectively, with a net unrealized appreciation of $145,000,708.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$675,623,165	$—	$—	$675,623,165
Short-Term Investment(a)	—	11,127,914	—	11,127,914

Total	$675,623,165	$11,127,914	$—	$686,751,079

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46835JAN11

2

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Other Investment Companies	357,610,744	452,967,687
1.6%	Short-Term Investment	7,518,449	7,518,449

100.0%	Total Investments	365,129,193	460,486,136
0.0%	Other Assets and Liabilities, Net		87,660

100.0%	Total Net Assets		460,573,796

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.4% of net assets

Equity Funds 60.1%
Schwab International Index Fund (a)	3,930,550	69,492,130
Schwab S&P 500 Index Fund (a)	6,917,350	138,554,514
Schwab Small-Cap Index Fund (a)	3,247,188	68,742,968

		276,789,612

Fixed-Income Fund 35.0%
Schwab Total Bond Market Fund (a)	17,555,595	161,160,360

Money Fund 3.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	15,017,715	15,017,715

Total Other Investment Companies
(Cost $357,610,744)		452,967,687

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.6% of net assets

Time Deposit 1.6%
Wells Fargo
0.03%, 02/01/11	7,518,449	7,518,449

Total Short-Term Investment
(Cost $7,518,449)		7,518,449

End of Investments.

At 01/31/11, the tax basis cost of the fund’s investments was $374,475,997 and the unrealized appreciation and depreciation were $86,740,547 and ($730,408), respectively, with a net unrealized appreciation of $86,010,139.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$452,967,687	$—	$—	$452,967,687
Short-Term Investment(a)	—	7,518,449	—	7,518,449

Total	$452,967,687	$7,518,449	$—	$460,486,136

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46833JAN11

2

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	162,684,002	192,866,692
1.1%	Short-Term Investment	2,097,674	2,097,674

99.8%	Total Investments	164,781,676	194,964,366
0.2%	Other Assets and Liabilities, Net		410,530

100.0%	Total Net Assets		195,374,896

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 40.2%
Schwab International Index Fund (a)	1,118,815	19,780,654
Schwab S&P 500 Index Fund (a)	1,967,806	39,415,160
Schwab Small-Cap Index Fund (a)	910,687	19,279,237

		78,475,051

Fixed-Income Fund 54.8%
Schwab Total Bond Market Fund (a)	11,662,460	107,061,379

Money Fund 3.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	7,330,262	7,330,262

Total Other Investment Companies
(Cost $162,684,002)		192,866,692

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.1% of net assets

Time Deposit 1.1%
Wells Fargo
0.03%, 02/01/11	2,097,674	2,097,674

Total Short-Term Investment
(Cost $2,097,674)		2,097,674

End of Investments.

At 01/31/11 the tax basis cost of the fund’s investments was $173,082,105 and the unrealized appreciation and depreciation were $22,640,760 and ($758,499), ,respectively, with a net unrealized appreciation of $21,882,261.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$192,866,692	$—	$—	$192,866,692
Short-Term Investment(a)	—	2,097,674	—	2,097,674

Total	$192,866,692	$2,097,674	$—	$194,964,366

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46834JAN11

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 24, 2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: March 17, 2011